As filed with the Securities and Exchange Commission on December 23, 2009

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No._____	[ ]

Post-Effective Amendment No.	[ ]

(Check appropriate box or boxes)

NATIONWIDE VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(610) 230-2800
(Registrant's Area Code and Telephone Number)

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.                                                                                     MS. BARBARA A. NUGENT, ESQ.
1000 CONTINENTAL DRIVE, SUITE 400                                                        STRADLEY, RONON, STEVENS, &YOUNG LLP
KING OF PRUSSIA, PENNSYLVANIA 19406                                                2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)                                  PHILADELPHIA, PENNSYLVANIA 19103

Approximate Date of Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:
Class I and II shares of beneficial interest, without par value, of NVIT Multi-Manager Large Cap Growth Fund, a series of the Registrant.

Class I and II shares of beneficial interest, without par value, of NVIT Multi-Manager Large Cap Value Fund, a series of the Registrant.

Class I shares of beneficial interest, without par value, of NVIT Nationwide Fund, a series of the Registrant.

No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on January 22, 2010 pursuant to Rule 488 under the Securities Act of 1933, as amended.

NATIONWIDE VARIABLE INSURANCE TRUST
1000 Continental Drive, Suite 400
King of Prussia, Pennsylvania 19406
(800) 848-0920

Gartmore NVIT Global Utilities Fund	NVIT Global Financial Services Fund
NVIT Health Sciences Fund	NVIT Nationwide Leaders Fund
NVIT Technology and Communications Fund	NVIT U.S. Growth Leaders Fund

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on: March 31, 2010

To the shareholders of each of the series listed above of Nationwide Variable Insurance Trust, a Delaware statutory trust (the “Trust”), and to the owners of variable life insurance policies or variable annuity contracts entitled to give voting instructions to the shareholders of such series:

Notice is hereby given that a Special Meeting of Shareholders (the “Meeting”) of the series listed above of the Trust will be held on March 31, 2010 at 10:00 a.m., Eastern Time, at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406.  The purpose of the Meeting is to vote on each of the following proposals (the “Proposals”):

1.
To approve a Plan of Reorganization by the Trust, on behalf of four of its series, the NVIT Health Sciences Fund (the “Health Sciences Fund”), NVIT Technology and Communications Fund (the “Technology Fund”), NVIT U.S. Growth Leaders Fund (the “U.S. Leaders Fund”), and NVIT Multi-Manager Large Cap Growth Fund (the “Growth Fund”), which provides for: (i) the acquisition by the Growth Fund of substantially all of the property, assets and goodwill of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund, in exchange solely for shares of the Growth Fund; (ii) the pro rata distribution of shares of the Growth Fund to the shareholders of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund; and (iii) the dissolution of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund.

2.
To approve a Plan of Reorganization by the Trust, on behalf of three of its series, the Gartmore NVIT Global Utilities Fund (the “Utilities Fund”), NVIT Global Financial Services Fund (the “Financial Services Fund”), and NVIT Multi-Manager Large Cap Value Fund (the “Value Fund”) which provides for: (i) the acquisition by the Value Fund of substantially all of the property, assets and goodwill of the Utilities Fund and Financial Services Fund, in exchange solely for shares of the Value Fund; (ii) the pro rata distribution of shares of the Value Fund to the shareholders of the Utilities Fund and Financial Services Fund; and (iii) the dissolution of the Utilities Fund and Financial Services Fund.

3.
To approve a Plan of Reorganization by the Trust, on behalf of two of its series, the NVIT Nationwide Leaders Fund (the “Nationwide Leaders Fund”) and NVIT Nationwide Fund (the “Nationwide Fund”), which provides for: (i) the acquisition by the Nationwide Fund of substantially all of the property, assets and goodwill of the Nationwide Leaders Fund, in exchange solely for shares of the Nationwide Fund; (ii) the pro rata distribution of shares of the Nationwide Fund to the shareholders of the Nationwide Leaders Fund; and (iii) the dissolution of the Nationwide Leaders Fund.

Shareholders of record of the Health Sciences Fund, Technology Fund, U.S. Leaders Fund, Utilities Fund, Financial Services Fund, and Nationwide Leaders Fund as of the close of business on [INSERT], 2010 are entitled to notice of and to vote at the Meeting and at any adjournment(s) or postponement(s) thereof. Each share of a Fund is entitled to one vote, and each fractional share held is entitled to a proportional fractional vote, with respect to a Proposal.  Instead of attending and voting at the Meeting, you may choose to vote and return the Proxy Card (or voting instruction form) or vote by telephone or through the Internet.  Any vote cast by you, other than through attendance at the Meeting, must be duly and properly received by the Trust or its proxy solicitor by the date of the

Meeting in order to be counted for the Meeting.  If you have returned the Proxy Card (or voting instruction form) or voted by telephone or through the Internet and are present at the Meeting, you may change the vote specified in the proxy at that time.  However, attendance in person at the Meeting, by itself, will not revoke a previously tendered proxy.  Whether or not you plan to attend the Meeting, please vote your shares by returning the Proxy Card (or voting instruction form) by mail in the enclosed postage-paid envelope provided or by voting by telephone or over the Internet.

The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournment(s) or postponements(s) thereof.

By Order of the Board of Trustees,

/s/Eric E. Miller,
                         Eric E. Miller
Secretary

[INSERT]

To secure the largest possible representation and to save the expense of further mailings, please mark your Proxy Card (or voting instruction form), sign it, and return it as soon as possible in the enclosed envelope, which requires no postage if mailed in the United States, or vote by telephone or over the Internet by following the instructions provided on the Proxy Card.   Please vote your proxy regardless of the number of shares owned.  You may revoke your proxy at any time at, or before, the Meeting or vote in person if you attend the Meeting, as provided in the attached Proxy Statement/Prospectus.

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
THE REORGANIZATIONS

The following is a brief overview of Proposal 1, Proposal 2, and Proposal 3 to be voted upon at the meeting of shareholders scheduled for March 31, 2010 (the “Meeting”).  Your vote is important.  Please read the full text of the Proxy Statement/Prospectus, which you should retain for future reference.  If you need another copy of the Proxy Statement/Prospectus, please call Nationwide Variable Insurance Trust (the “Trust”) at (800) 848-0920 (toll-free).
We appreciate your decision to invest with the Trust and we look forward to helping you achieve your financial goals.

What proposal(s) am I being asked to vote on?

With regard to Proposal 1, shareholders of the NVIT Health Sciences Fund (the “Health Sciences Fund”), NVIT Technology and Communications Fund (the “Technology Fund”), and NVIT U.S. Growth Leaders Fund (the “U.S. Leaders Fund”) are being asked to vote to approve Plans of Reorganization whereby the NVIT Multi-Manager Large Cap Growth Fund (the “Growth Fund”) would acquire all of the property, assets and goodwill of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund.  Shareholders of each of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund will vote separately for Proposal 1 and approval of a Plan for one Fund is not dependant on the approval of the Plans for all of the Funds.

With regard to Proposal 2, shareholders of the NVIT Global Financial Services Fund (the “Financial Services Fund”) and Gartmore NVIT Global Utilities Fund (the “Utilities Fund”) are being asked to vote to approve Plans of Reorganization whereby the NVIT Multi-Manager Large Cap Value Fund (the “Value Fund”) would acquire all of the property, assets and goodwill of the Financial Services Fund and Utilities Fund.  Shareholders of each of the Financial Services Fund and Utilities Fund will vote separately for Proposal 2 and approval of a Plan for one Fund is not dependant on the approval of the Plans for both of the Funds.

With regard to Proposal 3, shareholders of the NVIT Nationwide Leaders Fund (the “Nationwide Leaders Fund”) are being asked to vote to approve a Plan of Reorganization whereby the NVIT Nationwide Fund (the “Nationwide Fund”) would acquire all of the property, assets and goodwill of the Nationwide Leaders Fund.

Why have these reorganizations been proposed?

Despite the nearly ten years of existence of each of the Health Sciences Fund, Technology Fund, U.S. Leaders Fund, Financial Services Fund, Utilities Fund, and Nationwide Leaders Fund (together, the “Acquired Funds”), the level of investor assets in each Acquired Fund is relatively small, causing less efficient operations and the inability of the Acquired Funds to benefit from economies of scale.  Further, each of the Acquired Funds invests in a focused industry sector or, as in the case of the U.S. Leaders Fund and Nationwide Leaders Fund, a concentrated portfolio with a limited number of holdings.  Both of these types of strategies, featuring a higher degree of volatility than that found in more typical, diversified equity funds, have become less popular since the time the Acquired Funds were launched, and often are now unavailable as investment options underlying living benefit guarantee features of variable annuity contracts.  These living benefits features currently apply to approximately 75% of variable annuity contracts issued by Nationwide Life Insurance Company and its affiliated insurance companies.  Accordingly, distribution opportunities to raise additional assets in each Acquired Fund at present appears very limited.  Rather than continue the separate existence of each Acquired Fund, Nationwide Fund Advisors (“NFA”), the investment adviser to each of the Acquired Funds, believes that merging (as applicable) each Acquired Fund into the Growth Fund, Value Fund, or Nationwide Fund (together, the “Acquiring Funds”), pursuant to Proposal 1, Proposal 2, or Proposal 3, is in the best interests (related to performance, fund flows, expenses, economies of scale and distribution opportunities) of each such Acquired Fund and its shareholders, as well as the best interests of the Acquiring Fund and its shareholders.  With each merger, the intent of NFA is to provide shareholders of each Acquired Fund a reduction of annual operating expenses and, with the exception of the Utilities Fund, a lower management fee.

1

Proposal 1:  TO APPROVE PLANS OF REORGANIZATIONS FOR THE HEALTH SCIENCES FUND, TECHNOLOGY FUND AND U.S. LEADERS FUND

What reorganization is the Board proposing?

Shareholders of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund are being asked to approve a reorganization (“Transaction 1”) that will merge the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund with and into the Growth Fund.  As a result of Transaction 1, you will cease to be a shareholder of the Health Sciences Fund, Technology Fund, and/or U.S. Leaders Fund and will become a shareholder of the Growth Fund.

How will Transaction 1 benefit shareholders?

The Board of Trustees of the Trust (the “Board”) considered a number of factors before approving Transaction 1.  After considering these factors, the Board concluded that shareholders will potentially benefit from Transaction 1 in the following ways:

•
The investment objective for the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund is substantially similar to the investment objective of the Growth Fund.  The Health Sciences Fund and Technology Fund are “sector funds,” i.e., funds that concentrate investments in their respective sectors of the equity market.  As a result, the Health Sciences Fund and Technology Fund feature more industry concentration than the Growth Fund.  The U.S. Leaders Fund generally limits portfolio positions to 25 to 35 names and, therefore, generally features more issuer concentration than the Growth Fund.  Moreover, the U.S. Leaders Fund will invest 25% or more of its assets in software and related technology industries, while the Growth Fund will not purchase stock that would result in such an industry concentration.  While these differences are considered material, the Growth Fund currently invests in similar industries and securities as the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund to varying degrees.

•
The Growth Fund has already achieved a scalable size and continues to attract new investment whereas the Health Sciences Fund, Technology Fund and U.S. Leaders Fund have experienced declining assets and the inability to attract new investment.

•
Shareholders of the Health Sciences Fund, Technology Fund, U.S. Leaders Fund, and Growth Fund potentially could benefit by the growth in assets realized by combining the Funds because a larger fund can potentially realize cost savings due to economies of scale from the spreading of fixed costs over a larger asset base.  (There can be no assurance, however, that such savings will be realized.)

•
Shareholders of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund will immediately realize reduced investment advisory fees and total operating expenses.  In particular, the net expenses for the Growth Fund, both before and after Transaction 1, are lower than the net expenses of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund.

•
Transaction 1 will be structured as a tax-free reorganization so that for federal income tax purposes: (i) shareholders of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund will not recognize any gain or loss as a result of the exchange of their shares of the Health Sciences Fund, Technology Fund, U.S. Leaders Fund for shares of the Growth Fund; and (ii) the Growth Fund and its shareholders will not recognize any gain or loss upon receipt of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund’s assets.

•	The costs of Transaction 1 (excluding brokerage costs, if any) will be borne by NFA.

How will Transaction 1 work?

If shareholders of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund approve their respective Plan of Reorganization, substantially all of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund’s assets will be transferred to the Growth Fund in exchange for the Growth Fund’s shares equal in value to the assets of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund that are transferred to the Growth Fund.  The Growth Fund shares will then be distributed pro rata to the shareholders of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund and the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund will be liquidated and dissolved.  Transaction 1 will result in shares of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund being exchanged for Growth Fund shares equal in value (but having a different price per share and, for certain share classes, a different class of shares) to shares of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund.

More detailed information about the transfer of assets by the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund and the issuance of shares by the Growth Fund can be found in the Proxy Statement/Prospectus.

Will portfolio management change?

Yes.  While NFA manages the investment of the Funds’ assets and supervises the daily business affairs of the Funds, subject to the supervision of the Board, NFA also determines the allocation of the Funds’ assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers.  The Growth Fund’s subadvisers are Neuberger Berman Management LLC, Goldman Sachs Asset Management, L.P., and Wells Capital Management, Inc.  The Health Sciences Fund, Technology Fund, and U.S. Leaders Fund’s subadviser is Aberdeen Asset Management Inc.  Further information about each subadviser and their respective portfolio managers can be found in the Proxy Statement/Prospectus.

2

Proposal 2:  TO APPROVE PLANS OF REORGANIZATION FOR THE FINANCIAL SERVICES FUND AND UTILITIES FUND

What reorganization is the Board proposing?

Shareholders of the Financial Services Fund and Utilities Fund are being asked to approve a reorganization (“Transaction 2”) that will merge the Financial Services Fund and Utilities Fund with and into the Value Fund.  As a result of Transaction 2, you will cease to be a shareholder of the Financial Services Fund and/or Utilities Fund and will become a shareholder of the Value Fund.

How will Transaction 2 benefit shareholders?

The Board of Trustees of the Trust (the “Board”) considered a number of factors before approving Transaction 2.  After considering these factors, the Board concluded that shareholders will potentially benefit from Transaction 2 in the following ways:

•
The investment objectives for the Financial Services Fund and Utilities Fund are identical to the investment objective of the Value Fund.  The Financial Services Fund and Utilities Fund are “sector funds,” i.e., funds that concentrate investments in their respective sectors of the equity market.  As a result, the Financial Services Fund and Utilities Fund feature more industry concentration than the Value Fund.  While these differences are material, the Value Fund currently invests in similar industries and securities as the Financial Services Fund and Utilities Fund to varying degrees.

•
The larger size and ability of the Value Fund to attract new investment whereas both the Financial Services Fund and Utilities Fund have experienced declining assets and the inability to attract new investment.

•
Shareholders of the Financial Services Fund, Utilities Fund, and Value Fund potentially could benefit by the growth in assets realized by combining the Funds because a larger fund can potentially realize cost savings due to economies of scale from the spreading of fixed costs over a larger asset base.  (There can be no assurance, however, that such savings will be realized.)

•
Shareholders of the Financial Services Fund will immediately realize reduced investment advisory fees and total operating expenses and shareholders of the Utilities Fund will immediately realize reduced total operating expenses.  In particular, the net expenses for the Value Fund, both before and after Transaction 2, are lower than the net expenses of the Financial Services Fund and Utilities Fund.

•
Transaction 2 will be structured as a tax-free reorganization so that for federal income tax purposes: (i) shareholders of the Financial Services Fund and Utilities Fund will not recognize any gain or loss as a result of the exchange of their shares of the Financial Services Fund and Utilities Fund for shares of the Value Fund; and (ii) the Value Fund and its shareholders will not recognize any gain or loss upon receipt of the Financial Services Fund and Utilities Fund’s assets.

•	The costs of Transaction 2 (excluding brokerage costs, if any) will be borne by NFA.

How will Transaction 2 work?

If shareholders of the Financial Services Fund and Utilities Fund approve their respective Plan of Reorganization, substantially all of the Financial Services Fund and Utilities Fund’s assets will be transferred to the Value Fund in exchange for the Value Fund’s shares equal in value to the assets of the Financial Services Fund and Utilities Fund that are transferred to the Value Fund.  The Value Fund shares will then be distributed pro rata to the Financial Services Fund and Utilities Fund’s shareholders and the Financial Services Fund and Utilities Fund will be liquidated and dissolved.  Transaction 2 will result in shares of the Financial Services Fund and Utilities Fund being exchanged for Value Fund shares equal in value (but having a different price per share and, for certain share classes, a different class of shares) to shares of the Financial Services Fund and Utilities Fund.

More detailed information about the transfer of assets by the Financial Services Fund and Utilities Fund and the issuance of shares by the Value Fund can be found in the Proxy Statement/Prospectus.

Will Portfolio Management change?

Yes.  While NFA manages the investment of the Funds’ assets and supervises the daily business affairs of the Funds, subject to the supervision of the Board, NFA also determines the allocation of the Funds’ assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers.  The Value Fund’s subadvisers are Goldman Sachs Asset Management, L.P., Wellington Management Company, LLP, and Deutsche Investment Management Americas Inc.   The Financial Services Fund’s subadviser is Aberdeen Asset Management Inc. and the Utilities Fund’s subadviser is Gartmore Global Partners.  Further information about each subadviser and their respective portfolio managers can be found in the Proxy Statement/Prospectus.

3

Proposal 3:  TO APPROVE A PLAN OF REORGANIZATION FOR THE NATIONWIDE LEADERS FUND

What reorganization is the Board proposing?

Shareholders of the Nationwide Leaders Fund are being asked to approve a reorganization (“Transaction 3”) that will merge the Nationwide Leaders Fund with and into the Nationwide Fund.  As a result of Transaction 3, you will cease to be a shareholder of the Nationwide Leaders Fund and will become a shareholder of the Nationwide Fund.

How will Transaction 3 benefit shareholders?

The Board of Trustees of the Trust (the “Board”) considered a number of factors before approving Transaction 3.  After considering these factors, the Board concluded that shareholders will potentially benefit from Transaction 3 in the following ways:

•
The investment objective for the Nationwide Leaders Fund is similar to the investment objective of the Nationwide Fund.  The principal strategies and policies of the Nationwide Leaders Fund are substantially similar to the principal strategies and policies of the Nationwide Fund.  The portfolio of the Nationwide Leaders Fund is a more concentrated version of the Nationwide Fund.

•	The larger size and ability of the Nationwide Fund to attract new investment whereas the Nationwide Leaders Fund has experienced declining assets and the inability to attract new investment.

•
Shareholders of the Nationwide Leaders Fund and Nationwide Fund potentially could benefit by the growth in assets realized by combining the Funds because a larger fund can potentially realize cost savings due to economies of scale from the spreading of fixed costs over a larger asset base.  (There can be no assurance, however, that such savings will be realized.)

•
Shareholders of the Nationwide Leaders Fund will immediately realize reduced investment advisory fees and total operating expenses.  In particular, the net expenses for the Nationwide Fund, both before and after Transaction 3, are lower than the net expenses of the Nationwide Leaders Fund.

•
Transaction 3 will be structured as a tax-free reorganization so that for federal income tax purposes: (i) shareholders of the Nationwide Leaders Fund will not recognize any gain or loss as a result of the exchange of their shares of the Nationwide Leaders Fund for shares of the Nationwide Fund; and (ii) the Nationwide Fund and its shareholders will not recognize any gain or loss upon receipt of the Nationwide Leaders Fund’s assets.

•	The costs of Transaction 3 (excluding brokerage costs, if any) will be borne by NFA.

How will Transaction 3 work?

If shareholders of the Nationwide Leaders Fund approve the Plan of Reorganization, substantially all of the Nationwide Leaders Fund’s assets will be transferred to the Nationwide Fund in exchange for the Nationwide Fund’s shares equal in value to the assets of the Nationwide Leaders Fund that are transferred to the Nationwide Fund.  The Nationwide Fund shares will then be distributed pro rata to the Nationwide Leaders Fund’s shareholders and the Nationwide Leaders Fund will be liquidated and dissolved.  The Transaction will result in shares of the Nationwide Leaders Fund being exchanged for Nationwide Fund shares equal in value (but having a different price per share and, for certain share classes, a different class of shares) to shares of the Nationwide Leaders Fund.

More detailed information about the transfer of assets by the Nationwide Leaders Fund and the issuance of shares by the Nationwide Fund can be found in the Proxy Statement/Prospectus.

Will portfolio management change?

No.  While NFA manages the investment of the Funds’ assets and supervises the daily business affairs of the Funds, subject to the supervision of the Board, NFA also determines the allocation of the Funds’ assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers.  The Nationwide Leaders Fund and Nationwide Fund’s subadvisers are Aberdeen Asset Management Inc.  Further information about the subadviser and its portfolio managers can be found in the Proxy Statement/Prospectus.

4

GENERAL INFORMATION

Has the Board approved each reorganization?

Yes.  The Board has approved each reorganization.

What is the anticipated timetable for each reorganization?

It is currently anticipated that, if approved by shareholders, each reorganization will occur on or around April 23, 2010.  Whether or not you plan to attend the Meeting, please vote your shares by mail, by telephone, or through the Internet.  If you determine at a later date that you wish to attend this Meeting, you may revoke your previously voted proxy by filing a written notice of revocation with the Trust or by delivering a duly executed proxy bearing a later date.

How can I find more information on each reorganization?

You should read the Proxy Statement/Prospectus that provides details regarding each reorganization.

5

NATIONWIDE VARIABLE INSURANCE TRUST
1000 Continental Drive, Suite 400
King of Prussia, Pennsylvania 19406
(800) 848-0920

Gartmore NVIT Global Utilities Fund	NVIT Global Financial Services Fund
NVIT Health Sciences Fund	NVIT Nationwide Leaders Fund
NVIT Technology and Communications Fund	NVIT U.S. Growth Leaders Fund

IMPORTANT SHAREHOLDER INFORMATION

Enclosed is a Notice, Proxy Statement/Prospectus, and proxy card(s)/voting instruction form(s) for a Special Meeting of Shareholders (the “Meeting”) relating to the series listed above (singly, a “Fund,” and collectively, the “Funds”) of Nationwide Variable Insurance Trust (the “Trust”).  The Meeting will be held on March 31, 2010 at 10:00 a.m., Eastern Time, at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406.

The purpose of the Meeting is to vote on important proposals (the “Proposals”) that affect each of the Funds and your investment in one or more Funds.  As a shareholder of one or more Funds, you have the opportunity to voice your opinion on the matters that affect your Fund.  This package contains information about the Proposals and the materials to use when voting by mail, by telephone or through the Internet.

The Proposals have been carefully reviewed by the Board of Trustees of the Trust (the “Board”).  The Board believes that the Proposals are in the best interests of shareholders of the Funds.  The Board recommends that you vote FOR the Proposals.  Whether or not you plan to attend the Meeting, please take a few minutes to read the enclosed materials and cast your vote promptly.  To cast your vote, simply complete the proxy card(s)/voting instruction form(s) enclosed in this package.  Be sure to sign and date the card(s) before mailing them in the postage-paid envelope.  You also may vote your shares by telephone or through the Internet.  Simply call the toll-free number or visit the website indicated on your proxy card(s)/voting instruction form(s) and follow the recorded or online instructions.  Your vote is extremely important, no matter how large or small your holdings may be.  It is important that your vote be received by the date of the Meeting.

Shareholders who execute proxies may revoke them at any time before they are voted by filing a written notice of revocation with the Trust, by delivering a duly executed proxy bearing a later date or by attending the Meeting and voting in person.

If you have any questions before you vote, please call the Trust at (800) 848-0920 (toll-free).  You may also receive a telephone call from the Funds’ proxy solicitor, Broadridge Financial Solutions Inc., asking you to vote your shares.  Thank you for your participation in these important initiatives.

TELEPHONE AND INTERNET VOTING

For your convenience, you also may be able to vote by telephone or through the Internet, 24-hours a day.
If your account is eligible, separate instructions are enclosed.

PROXY STATEMENT/PROSPECTUS

TABLE OF CONTENTS

WHAT ARE SHAREHOLDERS BEING ASKED TO VOTE ON?	3
PROPOSAL 1 TO APPROVE PLANS OF REORGANIZATION FOR THE HEALTH SCIENCES FUND, TECHNOLOGY FUND, AND U.S. LEADERS FUND	4
SUMMARY OF PROPOSAL 1	4
What is the purpose of Proposal 1?	4
How do the investment objectives, principal strategies and policies of the Health Sciences Fund, Technology Fund and U.S. Leaders Fund compare against the Growth Fund?	5
What are the principal risks associated with investments in the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund versus the Growth Fund?	5
What are the general tax consequences of the Transaction?	7
Who manages the Funds?	7
What are the fees and expenses of each Fund and what might they be after the Transaction?	9
How do the performance records of the Funds compare?	17
Where can I find more financial information about the Funds?	20
What are other key features of the Funds?	20
COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND PRINCIPAL RISKS	21
Are there any significant differences between the investment objectives of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund compared to the Growth Fund?	21
Are there any significant differences between the principal strategies and policies of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund compared to the Growth Fund?	21
How do the fundamental investment restrictions of the Health Sciences Fund, Technology Fund, and U.S Fund differ from the Growth Fund?	24
What are the principal risk factors associated with investments in the Funds?	25
REASONS FOR THE TRANSACTION	26
INFORMATION ABOUT THE TRANSACTION AND THE PLANS	28
How will the Transaction be carried out?	28
Who will pay the expenses of the Transaction?	28
What are the tax consequences of the Transaction?	29
What should I know about shares of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund?	30
What are the capitalizations of the Funds and what might the capitalization be after the Transaction?	30
PROPOSAL 2 TO APPROVE PLANS OF REORGANIZATION FOR THE FINANCIAL SERVICES FUND AND UTILITIES FUND	33
SUMMARY OF PROPOSAL 2	33
What is the purpose of Proposal 2?	33
How do the investment objectives, principal strategies and policies of the Financial Services Fund and Utilities Fund compare against the Value Fund?	34
What are the principal risks associated with investments in the Financial Services Fund and Utilities Fund versus the Value Fund?	34
What are the general tax consequences of the Transaction?	36
Who manages the Funds?	36
What are the fees and expenses of each Fund and what might they be after the Transaction?	38
How do the performance records of the Funds compare?	44
Where can I find more financial information about the Funds?	46
What are other key features of the Funds?	46
COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND PRINCIPAL RISKS	47
Are there any significant differences between the investment objectives of the Financial Services Fund and Utilities Fund compared to the Value Fund?	47
Are there any significant differences between the principal strategies and policies of the Financial Services Fund and Utilities Fund compared to the Value Fund?	47
How do the fundamental investment restrictions of the Financial Services Fund and Utilities Fund differ from the Value Fund?	49

What are the principal risk factors associated with investments in the Funds?	50
REASONS FOR THE TRANSACTION	51
INFORMATION ABOUT THE TRANSACTION AND THE PLANS	53
How will the Transaction be carried out?	53
Who will pay the expenses of the Transaction?	54
What are the tax consequences of the Transaction?	54
What should I know about shares of the Financial Services Fund, Utilities Fund and Value Fund?	55
What are the capitalizations of the Funds and what might the capitalization be after the Transaction?	55
PROPOSAL 3 TO APPROVE A PLAN OF REORGANIZATION FOR THE NATIONWIDE LEADERS FUND	57
SUMMARY OF PROPOSAL 3	57
What is the purpose of Proposal 3?	57
How do the investment objectives, principal strategies and policies of the Nationwide Leaders Fund compare against the Nationwide Fund?	57
What are the principal risks associated with investments in the Nationwide Leaders Fund versus the Nationwide Fund?	58
What are the general tax consequences of the Transaction?	59
Who manages the Funds?	59
What are the fees and expenses of each Fund and what might they be after the Transaction?	60
How do the performance records of the Funds compare?	62
Where can I find more financial information about the Funds?	62
What are other key features of the Funds?	62
COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND PRINCIPAL RISKS	64
Are there any significant differences between the investment objectives of the Nationwide Leaders Fund compared to the Nationwide Fund?	64
Are there any significant differences between the principal strategies and policies of the Nationwide Leaders Fund compared to the Nationwide Fund?	64
How do the fundamental investment restrictions of the Nationwide Leaders Fund differ from the Nationwide Fund?	65
What are the principal risk factors associated with investments in the Funds?	66
REASONS FOR THE TRANSACTION	67
INFORMATION ABOUT THE TRANSACTION AND THE PLAN	68
How will the Transaction be carried out?	68
Who will pay the expenses of the Transaction?	69
What are the tax consequences of the Transaction?	69
What should I know about shares of the Nationwide Leaders Fund and Nationwide Fund?	70
What are the capitalizations of the Funds and what might the capitalization be after the Transaction?	70
MORE INFORMATION ABOUT THE FUNDS	72
VOTING INFORMATION	72
Who is entitled to vote?	72
What vote is necessary to approve the Plan?	73
How will the shareholder voting be handled?	74
How do I ensure my vote is accurately recorded?	74
May I revoke my proxy?	74
What other matters will be voted upon at the Meeting?	75
What other solicitations will be made?	75
Who will pay the expenses of the Proposals?	75
How do I submit a shareholder proposal?	76
PRINCIPAL HOLDERS OF SHARES AS OF RECORD DATE	76
EXHIBITS TO PROXY STATEMENT/PROSPECTUS	78

NATIONWIDE VARIABLE INSURANCE TRUST
1000 Continental Drive, Suite 400
King of Prussia, Pennsylvania 19406
(800) 848-0920

PROXY STATEMENT/PROSPECTUS

Dated [INSERT]

Acquisition of the Assets of:	Acquisition of the Assets of:
NVIT HEALTH SCIENCES FUND; NVIT TECHNOLOGY AND COMMUNICATIONS FUND; AND NVIT U.S. GROWTH LEADERS FUND (each, a series of Nationwide Variable Insurance Trust)	GARTMORE NVIT GLOBAL UTILITIES FUND AND NVIT GLOBAL FINANCIAL SERVICES FUND (each, a series of Nationwide Variable Insurance Trust)
By and in exchange for shares of:	By and in exchange for shares of:
NVIT MULTI-MANAGER LARGE CAP GROWTH FUND (a series of Nationwide Variable Insurance Trust)	NVIT MULTI-MANAGER LARGE CAP VALUE FUND (a series of Nationwide Variable Insurance Trust)

and

Acquisition of the Assets of:
NVIT NATIONWIDE LEADERS FUND (a series of Nationwide Variable Insurance Trust)
By and in exchange for shares of:
NVIT NATIONWIDE FUND (a series of Nationwide Variable Insurance Trust)

This Proxy Statement/Prospectus solicits proxies to be voted at a meeting (the “Meeting”) of shareholders of (i) NVIT Health Sciences Fund (the “Health Sciences Fund”), (ii) NVIT Technology and Communications Fund (the “Technology Fund”), (iii) NVIT U.S. Growth Leaders Fund (the “U.S. Leaders Fund”), (iv) Gartmore NVIT Global Utilities Fund (the “Utilities Fund”), (v) NVIT Global Financial Services Fund (the “Financial Services Fund”), and (vi) NVIT Nationwide Leaders Fund (the “Nationwide Leaders Fund”), each a series of Nationwide Variable Insurance Trust (the “Trust”).  The Health Sciences Fund, Technology Fund, U.S. Leaders Fund, Utilities Fund, Financial Services Fund, and Nationwide Leaders Fund are also referred to individually as an “Acquired Fund” and collectively as the “Acquired Funds.”  The Meeting has been called by the Board of Trustees of the Trust (the “Board”) to vote on the proposals (the “Proposals”), as more fully described below.

Despite the nearly ten years of existence of each of the Health Sciences Fund, Technology Fund, U.S. Leaders Fund, Financial Services Fund, Utilities Fund, and Nationwide Leaders Fund (together, the “Acquired Funds”), the level of investor assets in each Acquired Fund is relatively small, causing less efficient operations and the inability of the Acquired Funds to benefit from economies of scale.  Further, each of the Acquired Funds invests in a focused industry sector or, as in the case of the U.S. Leaders Fund and Nationwide Leaders Fund, a concentrated portfolio with a limited number of holdings.  Both of these types of strategies, featuring a higher degree of volatility than that found in more typical, diversified equity funds, have become less popular since the time the Acquired Funds were launched, and often are now unavailable as investment options underlying living benefit guarantee features of variable annuity contracts.  These living benefit features currently apply to approximately 75% of variable annuity contracts issued by Nationwide Life Insurance Company and its affiliated insurance companies.  Accordingly, distribution opportunities to raise additional assets in each Acquired Fund at present appear very limited.  Rather than continue the separate existence of each Acquired Fund, Nationwide Fund Advisors (“NFA”), the investment adviser to each of the Acquired Funds, believes that merging (as applicable) each Acquired Fund into the NVIT Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Large Cap Value Fund, or NVIT Nationwide Fund (each, an "Acquiring Fund" and collectively, the “Acquiring Funds”), pursuant to Proposal 1, Proposal 2, or Proposal 3, is in the best interests (related to performance, fund flows, expenses, economies of scale and distribution opportunities) of each such Acquired Fund and its shareholders, as well as the best interests of the corresponding Acquiring Fund and its shareholders.  With each merger, the intent of NFA is to provide shareholders of each Acquired Fund a reduction of annual operating expenses and, with the exception of the Utilities Fund, a lower management fee.

The principal office of the Trust is 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406.  You can reach the offices of the Trust by telephone by calling (800) 848-0920.  The Proxy Statement/Prospectus is also available on the Internet at www.nationwide.com/mutualfunds/shareholdernews.

The Meeting will be held on March 31, 2010 at 10:00 a.m., Eastern Time, at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406.  The Board, on behalf of the Acquired Funds, is soliciting these proxies.  This Proxy Statement/Prospectus will first be sent to shareholders on or about [INSERT].

This Proxy Statement/Prospectus sets forth concisely information you should know before voting on the Proposal(s) and provides information about an investment in the (i) NVIT Multi-Manager Large Cap Growth Fund (the “Growth Fund”), which is relevant if you are a shareholder of the Health Sciences Fund, Technology Fund, or U.S. Leaders Fund, (ii) NVIT Multi-Manager Large Cap Value Fund (the “Value Fund”), which is relevant if you are a shareholder of the Utilities Fund or Financial Services Fund, and (iii) NVIT Nationwide Fund (“Nationwide Fund”), which is relevant if you are a shareholder of the Nationwide Leaders Fund.  You should retain this Proxy Statement/Prospectus for future reference.

The Growth Fund, Value Fund, and Nationwide Fund are diversified series of the Trust.  The Growth Fund, Value Fund, and Nationwide Fund are also referred to individually as an “Acquiring Fund” and collectively as the “Acquiring Funds.”  A Statement of Additional Information dated [INSERT] (the “Statement of Additional Information”), relating to this Proxy Statement/Prospectus contains more information about the Acquiring Funds, the Acquired Funds (each, a “Fund” and, collectively, the “Funds”) and the Proposals, and has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.  Additional information about the Acquiring Funds can be viewed online or downloaded from the EDGAR database without charge on the SEC’s Internet site at www.sec.gov.  Shareholders can review and copy information about the Acquiring Funds and the Trust by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0102.  Shareholders can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above.  Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

The prospectuses of the Acquiring Funds, each dated May 1, 2009 (1933 Act File Nos. 002-73024) and as amended to date (each, an “Acquiring Fund Prospectus”), are included with, and are considered a part of, this Proxy Statement/Prospectus, and are intended to provide you with information about the Acquiring Funds.  The prospectuses of the Acquired Funds, each dated May 1, 2009 (1933 Act File Nos. 002-73024) and as amended to date (each, an “Acquired Fund Prospectus”), provide additional information about the Acquired Funds and are incorporated herein by reference.

You can request a free copy of the Statement of Additional Information, each Acquiring Fund Prospectus, each Acquired Fund Prospectus, the Annual Report to Shareholders of the Acquiring Funds or the Acquired Funds, as applicable, for the fiscal year ended December 31, 2008 and December 31, 2009 (when available) (collectively, the “Annual Report”) or the Semiannual Report to Shareholders of the Acquiring Funds or the Acquired Funds, as applicable, for the period ended June 30, 2009, by calling (800) 848-0920, or by writing to the Trust at: 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406.

This Proxy Statement/Prospectus is also being furnished by Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Life Insurance Company of America and Nationwide Life and Annuity Company of America (collectively, “Nationwide Life”) and certain other insurance companies (each, a “Participating Insurance Company” and collectively, the “Participating Insurance Companies”) to owners of variable annuity contracts and variable insurance policies (collectively, “Variable Contracts”) having contract values allocated to a subaccount of a Nationwide Life or Participating Insurance Company separate account invested in shares of the Acquired Funds. All owners (“Contract Owners”) of Variable Contracts who, as of [INSERT], had selected an Acquired Fund as an underlying investment option within their Variable Contract will receive this Proxy Statement/Prospectus.

For purposes of this Proxy Statement/Prospectus, the terms “you,” “your,” and “shareholder” refer to both Contract Owners who invest in the Acquired Funds through their Variable Contracts as well as Nationwide Life and the Participating Insurance Companies.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus.  Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency.  Mutual fund shares involve investment risks, including the possible loss of principal.

WHAT ARE SHAREHOLDERS BEING ASKED TO VOTE ON?

Not all of the Proposals described in this Proxy Statement/Prospectus affect each Acquired Fund.  Specifically, not all shareholders will be voting on each of Proposal 1, Proposal 2 and Proposal 3.  The table below indicates which Acquired Fund’s shareholders will be voting on each Proposal described in this Proxy Statement/Prospectus.

Proposal Summary	Fund Whose Shareholders are Entitled to Vote
1.  To approve a Plan of Reorganization by the Trust, on behalf of four of its series, the Health Sciences Fund, Technology Fund, U.S. Leaders Fund and Growth Fund, which provides for: (i) the acquisition by the Growth Fund of  substantially all of the property, assets and goodwill of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund, in exchange solely for shares of the Growth Fund; (ii) the pro rata distribution of shares of the Growth Fund to the shareholders of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund; and (iii) the dissolution of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund.
Health Sciences Fund, Technology Fund, and U.S. Leaders Fund, each voting separately
2.  To approve a Plan of Reorganization by the Trust, on behalf of three of its series, the Utilities Fund, Financial Services Fund, and Value Fund, which provides for: (i) the acquisition by the Value Fund of substantially all of the property, assets and goodwill of the Utilities Fund and Financial Services Fund, in exchange solely for shares of the Value Fund; (ii) the pro rata distribution of shares of the Value Fund to the shareholders of the Utilities Fund and Financial Services Fund; and (iii) the dissolution of the Utilities Fund and Financial Services Fund.
Utilities Fund and Financial Services Fund, each voting separately
3.  To approve a Plan of Reorganization by the Trust, on behalf of two of its series, the Nationwide Leaders Fund and Nationwide Fund, which provides for: (i) the acquisition by the Nationwide Fund of substantially all of the property, assets and goodwill of the Nationwide Leaders Fund, in exchange solely for shares of the Nationwide Fund; (ii) the pro rata distribution of shares of the Nationwide Fund to the shareholders of the Nationwide Leaders Fund; and (iii) the dissolution of the Nationwide Leaders Fund.
Nationwide Leaders Fund

PROPOSAL 1 TO APPROVE PLANS OF REORGANIZATION FOR THE HEALTH SCIENCES FUND, TECHNOLOGY FUND, AND U.S. LEADERS FUND

Shareholders of each of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund are being asked to separately consider and approve Plans of Reorganization (each, a “Plan” and collectively, the “Plans”) that will have the effect of reorganizing each of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund with and into the Growth Fund as summarized below.

The Plans provide for: (i) the acquisition by the Growth Fund of substantially all of the property, assets and goodwill of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund in exchange solely for shares of the Growth Fund; (ii) the pro rata distribution of shares of the Growth Fund to shareholders of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund; and (iii) the liquidation and dissolution of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund.  If the shareholders of the Health Sciences Fund, Technology Fund, and/or U.S. Leaders Fund vote to approve the respective Plans, as a shareholder of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund, you will receive Growth Fund shares equal in total value to your investment in the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund.  The Health Sciences Fund, Technology Fund, and/or U.S. Leaders Fund will then be liquidated.  Each Fund will vote separately for the Proposal and approval of a Plan for one Fund is not dependant on the approval of the Plans for all of the Funds.

SUMMARY OF PROPOSAL 1

This is only a summary of certain information contained in the Proxy Statement/Prospectus.  You should read the more complete information in the rest of this Proxy Statement/Prospectus, including the Plans, attached as Exhibit A, and the Growth Fund Prospectus included with this Proxy Statement/Prospectus.

What is the purpose of Proposal 1?

The Board approved the Plans for the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund and recommends that shareholders of each of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund approve the Plans.  If shareholders of the Health Sciences Fund, Technology Fund, and/or U.S. Leaders Fund approve their respective Plan, substantially all of the Health Sciences Fund, Technology Fund, and/or U.S. Leaders Fund’s assets will be transferred to the Growth Fund in exchange for the Growth Fund’s shares equal in value to the assets of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund that are respectively transferred to the Growth Fund.  The Growth Fund shares will then be distributed pro rata to the Health Sciences Fund, Technology Fund, and/or U.S. Leaders Fund’s shareholders and the Health Sciences Fund, Technology Fund, and/or U.S. Leaders Fund will be liquidated and dissolved.  The proposed transaction for the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund is referred to in this Proxy Statement/Prospectus as the “Proposal 1 Transaction.”

The Proposal 1 Transaction, if approved for the Health Sciences Fund, Technology Fund, and/or U.S. Leaders Fund, will result in your shares of the Health Sciences Fund, Technology, and/or U.S. Leaders Fund being exchanged for Growth Fund shares equal in value (but having a different price per share and, for certain share classes, a different class of shares) to your shares of the Health Sciences Fund, Technology Fund, and/or U.S. Leaders Fund.  In particular, Class I and Class III shares of each of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund will merge with and into Class I shares of the Growth Fund.  Class II and Class VI shares of each of the Health Sciences Fund and Technology Fund, and Class II shares of the U.S. Leaders Fund, will merge with and into Class II shares of the Growth Fund.  This means that you will cease to be a shareholder of the Health Sciences Fund, Technology Fund, and/or U.S. Leaders Fund and will become a shareholder of the Growth Fund.  This exchange will occur on a date agreed upon by the parties to the Plans (hereafter, the “Closing Date”), which is currently anticipated to occur on or around April 23, 2010.

For the reasons set forth below under “Reasons for the Transaction,” the Board has concluded that the Proposal 1 Transaction is in the best interests of the Health Sciences Fund, Technology Fund, U.S. Leaders Fund and Growth Fund.  The Board has also concluded that the interests of the existing shareholders of the Health Sciences Fund, Technology Fund, U.S. Leaders Fund and Growth Fund will not be diluted as a result of the Proposal 1 Transaction.

How do the investment objectives, principal strategies and policies of the Health Sciences Fund, Technology Fund and U.S. Leaders Fund compare against the Growth Fund?

The investment objective of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund are substantially similar, but not identical, to the investment objective of the Growth Fund.  The Health Sciences Fund and Technology Fund seek long-term capital appreciation and the U.S. Leaders Fund seeks long-term growth.  The Growth Fund seeks long-term capital growth.  The Health Sciences Fund’s, Technology Fund’s, U.S. Leaders Fund’s and Growth Fund’s investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

The principal strategies and policies of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund are similar in some respects, but differ in other respects from the principal strategies and policies of the Growth Fund.  The similarities relate to the investments in stock by the Health Sciences Fund, Technology Fund, U.S. Leaders Fund, and Growth Fund in sectors of the economy often associated with growth style of investing.  A principal difference is in the degree of concentration of the Funds.  Under normal circumstances, each of the Health Sciences Fund and Technology Fund invest at least 80% of the value of their net assets in equity securities issued by U.S. and/or foreign companies (including those located in emerging market countries) with business operations in or related to health sciences (with regard to the Health Sciences Fund) and business operations in or related to technology or communications (with regard to the Technology Fund).  Under normal circumstances, the U.S. Leaders Fund invests at least 80% of the value of its net assets in equity securities issued by U.S. Growth Leaders, i.e., 25 to 35 U.S. companies believed to have strong and improving franchises capable of taking advantage of growth opportunities.  Each of the Health Fund, Technology Fund, and U.S. Leaders Fund is classified as “non-diversified” under applicable federal law.  Moreover, at least 25% of the assets of the U.S. Leaders Fund must be in software and related technology industries.  Under normal circumstances, the Growth Fund invests at least 80% of the value of its net assets in equity securities issued by large-cap companies, utilizing a growth style of investing.  The Growth Fund is classified as “diversified” under applicable federal law and moreover will not concentrate its investments in any one industry.

The Health Sciences Fund, Technology Fund, U.S. Leaders Fund and Growth Fund may use different approaches in achieving their investment objectives.  For example, unlike the Health Sciences Fund and Technology Fund, the Growth Fund invests specifically via a growth style of investing.

For further information about the investment objectives and policies of the Funds, see “Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks” below.

What are the principal risks associated with investments in the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund versus the Growth Fund?

As with most investments, investments in the Health Sciences Fund, Technology Fund, U.S. Leaders Fund and Growth Fund involve certain principal risks.  There can be no guarantee against losses resulting from an investment in the Health Sciences Fund, Technology Fund, U.S. Leaders Fund and Growth Fund, nor is there any assurance that the Health Sciences Fund, Technology Fund, U.S. Leaders Fund and Growth Fund will achieve their investment objectives.

Health Sciences Fund and Technology Fund

The principal risks associated with an investment in the Health Sciences Fund and Technology Fund are similar to the principal risks associated with an investment in the Growth Fund.  The Health Sciences Fund, Technology Fund and Growth Fund all invest in the stock market, which involves the risk of the portfolio losing value if the individual stocks that the portfolio invests in or the overall stock market that such stocks trade in decreases.  Also, the Health Sciences Fund, Technology Fund and Growth Fund may engage in active and frequent trading of portfolio securities, which increases transaction costs and may adversely impact each Fund’s performance and may increase share price volatility.  The Health Sciences Fund, Technology Fund and Growth Fund may also invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  The Health Sciences Fund, Technology Fund and Growth Fund, however, have several principal risk differences.

Investments in the Health Sciences Fund and Technology Fund may have additional principal risks than investments in the Growth Fund.  The Health Sciences Fund and Technology Fund concentrate investments in certain industries, which carries the risk that investing 25% or more of each Fund’s total assets in a select group of companies could subject the Funds to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.  Additionally, the Health Sciences Fund and Technology Fund may invest in issuers from emerging market countries, which carries a magnification of the risks that apply to all foreign investments.  The Health Sciences Fund and Technology Fund may also invest in small- and mid-cap securities, which may trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of large-cap companies or the market overall.  The Health Sciences Fund and Technology Fund also are non-diversified, which means that these Funds may hold larger positions in fewer securities than other funds, and therefore, a single security’s increase or decrease in value may have a greater impact on each Fund’s value and total return.

Investments in the Growth Fund may have additional principal risks than investments in the Health Sciences Fund or Technology Fund.  The Growth Fund focuses on a growth style of investing, which involves buying stocks that have relatively high prices in relation to their earnings.  Because of these higher valuations, investing in growth stocks may be more risky than investing in companies with more modest growth expectations.  Growth stocks also may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements.  The Growth Fund is also managed through three subadvisers whereas only one subadviser manages each of the Health Sciences Fund and Technology Fund.  As a result of the independent security selection of each subadviser, the Growth Fund’s exposure to a given security, industry sector, or market capitalization could be smaller or larger than if the Growth Fund were managed by a single subadviser, such as with the Health Sciences Fund and Technology Fund, which could affect the Growth Fund’s performance.

U.S. Leaders Fund

The principal risks associated with an investment in the U.S. Leaders Fund are similar to the principal risks associated with an investment in the Growth Fund.  The U.S. Leaders Fund and Growth Fund both invest in the stock market, which involves the risk of the portfolio losing value if the individual stocks that the portfolio invests in or the overall stock market that such stocks trade in decreases.  Also, the U.S. Leaders Fund and Growth Fund may engage in active and frequent trading of portfolio securities, which increases transaction costs and may adversely impact each Fund’s performance and may increase share price volatility.  The U.S. Leaders Fund and Growth Fund both focus on a growth style of investing, which involves buying stocks that have relatively high prices in relation to their earnings.  Because of these higher valuations, investing in growth stocks may be more risky than investing in companies with more modest growth expectations.  Growth stocks also may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements.  The U.S. Leaders Fund and Growth Fund, however, have several principal risk differences.

Investments in the U.S. Leaders Fund may have additional principal risks than investments in the Growth Fund.  The U.S. Leaders Fund may invest in small- and mid-cap securities, which may trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of large-cap companies or the market overall.  The U.S. Leaders Fund is also non-diversified, which means that this Fund may hold larger positions in fewer securities than other funds, and therefore, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.  The U.S. Leaders Fund also concentrates investments in certain industries, which carries the risk that investing 25% or more of the U.S. Leaders Fund’s total assets in a select group of companies could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

Investments in the Growth Fund may have additional principal risks than investments in the U.S. Leaders Fund.  The Growth Fund may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  The Growth Fund is also managed through three subadvisers whereas only one subadviser manages the U.S. Leaders Fund.  As a result of the independent security selection of each subadviser, the Growth Fund’s exposure to a given security, industry sector, or market capitalization could be smaller or larger than if the Growth Fund were managed by a single subadviser, such as with the U.S. Leaders Fund, which could affect the Growth Fund’s performance.

For further information about the principal risks of investing in the Funds, see “Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks” below.

What are the general tax consequences of the Transaction?

It is expected that shareholders of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund will not recognize any gain or loss for federal tax purposes as a result of the exchange of their shares for shares of the Growth Fund pursuant to the Proposal 1 Transaction.  For federal tax purposes, Nationwide Life and the Participating Insurance Companies (rather than the Contract Owners) are treated as shareholders of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund.  Contract Owners should ask their own tax advisors for more information on their own tax situation.  For further information about the federal tax consequences of the Transaction, see “Information about the Transaction and the Plans – What are the tax consequences of the Transaction?”

Who manages the Funds?

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, manages the investment of each Fund’s assets and supervises the daily business affairs of the Funds.  Subject to the supervision of the Board, NFA also determines the allocation of each Fund’s assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers.  NFA was organized in 1999 as an investment adviser for mutual funds.  NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.  As of December 31, 2008, NFA managed in the aggregate approximately $33.8 billion in assets in various investment company accounts.

Subject to the supervision of NFA and the Board, a subadviser will manage all or a portion of each Fund’s assets in accordance with each Fund’s investment objectives and strategies. With regard to the portion of a Fund’s assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

Health Sciences Fund

Aberdeen Asset Management Inc. (“Aberdeen”) is the subadviser for the Health Sciences Fund and is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103.  Aberdeen, formed in 1993, is the U.S. arm of a global investment management group based in the United Kingdom, Aberdeen Asset Management PLC.

Douglas Burtnick, CFA, of Aberdeen’s U.S. Equity team is responsible for the day-to-day management of the Fund, including the selection of the Health Sciences Fund’s investments.  Mr. Burtnick joined Aberdeen as an Investment Manager in October 2007. He has managed the Fund since November 2006. Prior to that, he was a portfolio manager employed by NFA since May 2002. Mr. Burtnick earned his bachelor’s degree from Cornell University.

Technology Fund

Aberdeen is also the subadviser for the Technology Fund.

Robert W. Mattson and Ralph Bassett are jointly responsible for the day-to-day management of the Technology Fund, including selection of the Technology Fund’s investments.  Mr. Mattson joined Aberdeen in October 2007.  Prior to that, he was an equity analyst employed by NFA since October 2003.  Mr. Mattson holds a bachelor’s degree in economic history from The University of Maryland and an MBA and a master’s degree in finance from The Robert H. Smith School of Business at The University of Maryland.  Mr. Bassett joined Aberdeen in March 2006 from Navigant Consulting, where he worked as a consultant from 2005 to 2006.  Mr. Bassett graduated magna cum laude in May 2005 from Villanova University with a bachelor’s degree in finance.

U.S. Leaders Fund

Aberdeen is also the subadviser for the U.S. Leaders Fund.

Christopher Baggini, senior portfolio manager, and Douglas Burtnick, portfolio manager, are jointly responsible for the day-to-day management of the U.S. Leaders Fund, including the selection of the U.S. Leaders Fund’s investments.  Mr. Baggini joined Aberdeen in October 2007. Prior to that, Mr. Baggini was a portfolio manager employed by NFA since March 2000.  Mr. Burtnick joined Aberdeen in October 2007.  Prior to that, Mr. Burtnick was a portfolio manager employed by NFA since May 2002.

Growth Fund

Neuberger Berman Management LLC (“Neuberger Berman”) is subadviser for a portion of the Growth Fund.  Neuberger Berman is located at 605 Third Avenue, New York, New York 10158.  Neuberger Berman is a subsidiary of Neuberger Berman Group LLC.

Daniel H. Rosenblatt is a Vice President of Neuberger Berman.  He has been with Neuberger Berman since 1990 and is a senior portfolio manager for the Large Cap Disciplined Growth team.  Mr. Rosenblatt received a B.A. from Yale University.  John Barker is a Vice President of Neuberger Berman.  He has been with Neuberger Berman since 1994 and is a senior portfolio manager for the Large Cap Disciplined Growth team.  Mr. Barker received a B.B.A. in Financial Accounting & Economics from Iona College.  Daniel Fletcher is a Vice President of Neuberger Berman.  He has been with Neuberger Berman since 2004 and is a portfolio manager for the Large Cap Disciplined Growth team.  Mr. Fletcher received a B.A. from William Paterson University and M.B.A. from Rutgers School of Management.  Lawrence Fisher is a Vice President of Neuberger Berman.  He has been with Neuberger Berman since 1998 and is a portfolio manager for the Large Cap Disciplined Growth team.  Mr. Fisher received a B.S. from Rutgers University and an M.B.A. from New York University.

Goldman Sachs Asset Management, L.P. (“GSAM”) is subadviser for a portion of the Growth Fund.  GSAM is located at 32 Old Slip, New York, New York 10005.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co.

The GSAM portion of the Growth Fund is managed by Andrew Alford, Kent Daniel and Katinka Domotorffy.  Mr. Alford is responsible for the day-to-day portfolio management of the portion of the Growth Fund managed by GSAM.  Andrew Alford, PhD, Managing Director, joined the Quantitative Investment Strategies (QIS) group as a researcher in 1998 and has since taken on portfolio management responsibilities for the group’s long-only and long/short products.

Kent Daniel, Managing Director, is Co-CIO of Equity Strategies and Head of Equity Research for GSAM’s QIS group.  He joined GSAM in December 2004, became director of the Equity Research Group in August 2005, and most recently assumed the role of co-head of the QIS research effort, focusing on equity models.  Prior to joining GSAM, Mr. Daniel was the John and Helen Kellogg Distinguished Professor of Finance at the Kellogg School of Management at Northwestern University.

Katinka Domotorffy, Managing Director, is CIO and head of GSAM’s QIS group.  Prior to her current role, she was the head of strategy for QIS and a senior portfolio manager and researcher working with the global macro/fixed income teams.  Ms. Domotorffy joined the QIS team when she joined GSAM in 1998.

Wells Capital Management, Inc. (“WellsCap”) is subadviser for a portion of the Growth Fund.  WellsCap is located at 525 Market Street, San Francisco, California 94105.  WellsCap is an indirect, wholly-owned subsidiary of Wells Fargo & Company.

Thomas J. Pence, CFA, Managing Director and Senior Portfolio Manager at WellsCap, has oversight and portfolio responsibility for the team’s Fundamental Small to Mid, Mid Capitalization, Large Capitalization and Large Capitalization Select Growth portfolios. He joined WellsCap in 2005 with the acquisition of certain assets of Strong Capital Management, Inc. where he served as lead portfolio manager from 2000-2005.  Mr. Pence holds a bachelor’s degree in business from Indiana University and a master’s degree in business administration from the University of Notre Dame.

Michael Harris, CFA, Portfolio Manager, serves as a portfolio manager for the Fundamental Large and Large Select Growth portfolios at WellsCap. He also serves as a research analyst with primary responsibilities covering the financial and energy sectors.  He joined WellsCap in 2005 with the acquisition of certain assets of Strong Capital Management, Inc. where he held a similar role from 2000-2005.  Mr. Harris holds a bachelor’s degree in finance from Southeast Missouri State University and earned his master’s degree in business administration from Indiana University.

What are the fees and expenses of each Fund and what might they be after the Transaction?

The following tables describe the fees and expenses that you may pay when buying and holding shares of the Health Sciences Fund, Technology Fund, U.S. Leaders Fund and Growth Fund depending on the share class you hold, followed by those estimated to be charged with respect to the Growth Fund after the Proposal 1 Transaction.  The operating expenses shown are based on expenses incurred during each Fund’s most recent fiscal year ended December 31, 2008.  In addition, the fees and expenses do not include sales charges and other expenses that may be imposed by Variable Contracts.  If these amounts were reflected, the fees and expenses would be higher than shown.  Such sales charges and other expenses are described in the Variable Contract’s prospectus.

FEE TABLES FOR
THE HEALTH SCIENCES FUND AND GROWTH FUND1

Health Sciences Fund – Class I and Class III Shares
	Actual			Pro forma
	Health Sciences Fund – Class I	Health Sciences Fund – Class III	Growth Fund – Class I	Growth Fund - Class I After Transaction with Health Sciences Fund9	Growth Fund - Class I After Transaction With Health Sciences Fund, Technology Fund, and U.S. Leaders Fund10
Shareholder Fees (paid directly from your investment)	N/A	N/A	N/A	N/A	N/A
Short-Term Trading Fee	N/A	1.00%2	N/A	N/A	N/A
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.80%3	0.80%3	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A	N/A	N/A
Other Expenses	0.29%4	0.29%4	0.36%5	0.36%5	0.33%5
TOTAL ANNUAL FUND OPERATING EXPENSES	1.09%	1.09%	1.01%	1.01%	0.98%
Amount of Fee Waiver/Expense Reimbursement	N/A6	N/A6	0.11%7	0.11%7	0.08%7
TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS/EXPENSE REIMBURSEMENTS)	1.09%	1.09%	0.90%	0.90%8	0.90%8

Health Sciences Fund – Class II and Class VI Shares
	Actual			Pro Forma
	Health Sciences Fund – Class II	Health Sciences Fund – Class VI	Growth Fund – Class II	Growth Fund - Class II After Transaction with Health Sciences Fund9	Growth Fund - Class II After Transaction With Health Sciences Fund, Technology Fund, and U.S. Leaders Fund10
Shareholder Fees (paid directly from your investment)	N/A	N/A	N/A	N/A	N/A
Short-Term Trading Fee	N/A	1.00%2	N/A	N/A	N/A
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.80%3	0.80%3	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.29%4	0.29%4	0.36%5	0.36%5	0.33%5
TOTAL ANNUAL FUND OPERATING EXPENSES	1.34%	1.34%	1.26%	1.26%	1.23%
Amount of Fee Waiver/Expense Reimbursement	N/A6	N/A6	0.11%7	0.11%7	0.08%7
TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS/EXPENSE REIMBURSEMENTS)	1.34%	1.34%	1.15%	1.15%8	1.15%8

1	Variable Contracts impose sales charges and other expenses on Contract Owners. Such sales charges and other expenses are described in the Variable Contract’s prospectus.

2
A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III or Class VI shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 2, “Investing with Nationwide Funds: Short-Term Trading Fees,” of the Health Sciences Fund’s prospectus.

3
Management fees have been restated to reflect the elimination of a performance-based management fee and implementation of an asset-based management fee equal to the lowest possible management fee under the previous performance-based fee structure, as approved by the Board of Trustees on January 16, 2009.  Under no circumstances, during a six-month transition period, as described on page 7 of the Health Sciences Fund’s prospectus, will the management fee under the new fee structure exceed what the Adviser would have received under the old structure assuming maximum penalty for underperformance.

4
“Other Expenses” include administrative services fees which currently are 0.15%, 0.15%, 0.15% and 0.15% for Class I, Class II, Class III and Class VI shares, respectively, but which are permitted to be as high as 0.25%.  The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because, until at least May 1, 2010, the Health Sciences Fund does not intend to pay insurance companies a higher amount. If the full amount of administrative services fees were charged, total operating expenses would be 1.19%, 1.44%, 1.19% and 1.44% for Class I, Class II, Class III and Class VI shares, respectively.

5
“Other Expenses” include administrative services fees which currently are 0.15% and 0.15% for Class I and Class II shares, respectively, but which are permitted to be as high as 0.25%.  The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because, until at least May 1, 2010, the Growth Fund does not intend to pay insurance companies a higher amount.  If the full amount of administrative services fees were charged, total operating expenses (after fee waivers/expense reimbursements) would be 1.00% and 1.25% for Class I and Class II shares, respectively.

6
The Trust and the Adviser have entered into a written contract limiting operating expenses to 1.05% for all share classes until at least May 1, 2010.  This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, short sale dividend expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business.  The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Health Sciences Fund to exceed the expense limitation in the agreement. Currently, all share classes are operating below the expense limit.

7
The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.75% for all share classes until at least May 1, 2010.  This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, short sale dividend expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business.  The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Growth Fund to exceed the expense limitation in the agreement.

8
The Trust and the Adviser have entered into a written contract limiting total annual fund operating expenses (after fee waivers/expense reimbursements) of the Growth Fund to the amount equal to the Health Sciences Fund’s total annual fund operating expenses (after fee waivers/expense reimbursements) until at least May 1, 2011.  It is anticipated that Class I and Class II shares of the Growth Fund will operate below this limit.

9	Pro forma information presented assumes only the Health Sciences Fund merges into the Growth Fund.

10	Pro forma information presented assumes that each of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund merge into the Growth Fund.

FEE TABLES FOR
THE TECHNOLOGY FUND AND GROWTH FUND1

Technology Fund – Class I and Class III Shares
	Actual			Pro forma
	Technology Fund – Class I	Technology Fund – Class III	Growth Fund– Class I	Growth Fund - Class I After Transaction with Technology Fund9	Growth Fund - Class I After Transaction With Health Sciences Fund, Technology Fund, and U.S. Leaders Fund10
Shareholder Fees (paid directly from your investment)	N/A	N/A	N/A	N/A	N/A
Short-Term Trading Fee	N/A	1.00%2	N/A	N/A	N/A
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.78%3	0.78%3	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	NA	N/A	N/A	N/A	N/A
Other Expenses	0.40%4	0.41%4	0.36%5	0.36%5	0.33%5
TOTAL ANNUAL FUND OPERATING EXPENSES	1.18%	1.19%	1.01%	1.01%	0.98%
Amount of Fee Waiver/Expense Reimbursement	N/A6	N/A6	0.11%7	0.11%7	0.08%7
TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS/EXPENSE REIMBURSEMENTS)	1.18%	1.19%	0.90%	0.90%8	0.90%8

Technology Fund – Class II and Class VI Shares
	Actual			Pro forma
	Technology Fund – Class II	Technology Fund – Class VI	Growth Fund – Class II	Growth Fund - Class II After Transaction with Technology Fund9	Growth Fund - Class II After Transaction With Health Sciences Fund, Technology Fund, and U.S. Leaders Fund10
Shareholder Fees (paid directly from your investment)	N/A	N/A	N/A	N/A	N/A
Short-Term Trading Fee	N/A	1.00%2	N/A	N/A	N/A
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.78%3	0.78%3	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.40%4	0.40%4	0.36%5	0.36%5	0.33%5
TOTAL ANNUAL FUND OPERATING EXPENSES	1.43%	1.43%	1.26%	1.26%	1.23%
Amount of Fee Waiver/Expense Reimbursement	N/A6	N/A6	0.11%7	0.11%7	0.08%7
TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS/EXPENSE REIMBURSEMENTS)	1.43%	1.43%	1.15%	1.15%8	1.15%8

1	Variable Contracts impose sales charges and other expenses on Contract Owners. Such sales charges and other expenses are described in the Variable Contract’s prospectus.

2
A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III and Class VI shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 2, “Investing with Nationwide Funds: Short-Term Trading Fees,” of the Technology Fund’s prospectus.

3
Management fees have been restated to reflect the elimination of a performance-based management fee and implementation of an asset-based management fee equal to the lowest possible management fee under the previous performance-based fee structure, as approved by the Board of Trustees on January 16, 2009.  Under no circumstances, during a six-month transition period, as described on page 6 of the Technology Fund’s prospectus, will the management fee under the new fee structure exceed what the Adviser would have received under the old structure assuming maximum penalty for underperformance.

4
“Other Expenses” include administrative services fees which currently are 0.15%, 0.15%, 0.16% and 0.15% for Class I, Class II, Class III and Class VI shares, respectively, but which are permitted to be as high as 0.25%.  The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because, until at least May 1, 2010, the Technology Fund does not intend to pay insurance companies a higher amount.  If the full amount of administrative services fees were charged, total operating expenses would be 1.28%, 1.53%, 1.28%, and 1.53% for Class I, Class II, Class III and Class VI shares, respectively.

5
“Other Expenses” include administrative services fees which currently are 0.15% and 0.15% for Class I and Class II shares, respectively, but which are permitted to be as high as 0.25%.  The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because, until at least May 1, 2010, the Growth Fund does not intend to pay insurance companies a higher amount.  If the full amount of administrative services fees were charged, total operating expenses (after fee waivers/expense reimbursements) would be 1.00% and 1.25% for Class I and Class II shares, respectively.

6
The Trust and the Adviser have entered into a written contract limiting operating expenses to 1.03% for all share classes until at least May 1, 2010.  This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, short sale dividend expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business.  The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Technology Fund to exceed the expense limitation in the agreement.  Currently, all share classes are operating at or below the expense limit.

7
The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.75% for all share classes until at least May 1, 2010.  This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, short sale dividend expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business.  The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Growth Fund to exceed the expense limitation in the agreement.

8
The Trust and the Adviser have entered into a written contract limiting total annual fund operating expenses (after fee waivers/expense reimbursements) of the Growth Fund to the amount equal to the Technology Fund’s total annual fund operating expenses (after fee waivers/expense reimbursements) until at least May 1, 2011.  It is anticipated that Class I and Class II shares of the Growth Fund will operate below this limit.

9	Pro forma information presented assumes only the Technology Fund merges into the Growth Fund.

10	Pro forma information presented assumes that each of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund all merge into the Growth Fund.

FEE TABLES FOR
U.S. LEADERS FUND AND GROWTH FUND1

U.S. Leaders Fund – Class I and Class III Shares
	Actual			Pro forma
	U.S. Leaders Fund – Class I	U.S. Leaders Fund – Class III	Growth Fund – Class I	Growth Fund - Class I After Transaction with U.S. Leaders Fund9	Growth Fund - Class I After Transaction With Health Sciences Fund, Technology Fund, and U.S. Leaders Fund10
Shareholder Fees (paid directly from your investment)	N/A	N/A	N/A	N/A	N/A
Short-Term Trading Fee	N/A	1.00%2	N/A	N/A	N/A
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.68%3	0.68%3	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A	N/A	N/A
Other Expenses	0.31%4	0.31%4	0.36%5	0.36%5	0.33%5
TOTAL ANNUAL FUND OPERATING EXPENSES	0.99%	0.99%	1.01%	1.01%	0.98%
Amount of Fee Waiver /Expense Reimbursement	N/A6	N/A6	0.11%7	0.11%7	0.08%7
TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS/EXPENSE REIMBURSEMENTS)	0.99%	0.99%	0.90%	0.90%8	0.90%8

U.S. Leaders Fund – Class II Shares
	Actual		Pro Forma
	U.S. Leaders Fund – Class II	Growth– Class II	Growth Fund - Class II After Transaction with U.S. Leaders Fund9	Growth Fund - Class II After Transaction With Health Sciences Fund, Technology Fund, and U.S. Leaders Fund10
Shareholder Fees (paid directly from your investment)	N/A	N/A	N/A	N/A
Short-Term Trading Fee	N/A	N/A	N/A	N/A
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.68%3	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.31%4	0.36%5	0.36%5	0.33%5
TOTAL ANNUAL FUND OPERATING EXPENSES	1.24%	1.26%	1.26%	1.23%
Amount of Fee Waiver/Expense Reimbursement	N/A6	0.11%7	0.11%7	0.08%7
TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS/EXPENSE REIMBURSEMENTS)	1.24%	1.15%	1.15%8	1.15%8

1	Variable Contracts impose sales charges and other expenses on Contract Owners. Such sales charges and other expenses are described in the Variable Contract’s prospectus.

2 3
A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired except  as described in “Section 2, Investing with Nationwide Funds: Short-Term Trading Fees,” of the U.S. Leaders Fund’s prospectus.

Management fees have been restated to reflect the elimination of a performance-based management fee and implementation of an asset-based management fee equal to the lowest possible management fee under the previous performance-based fee structure, as approved by the Board of Trustees on January 16, 2009.  Under no circumstances, during an eighteen-month transition period, as described on page 6 of the U.S. Leaders Fund’s prospectus, will the management fee under the new fee structure exceed what the Adviser would have received under the old structure assuming maximum penalty for underperformance.

4
“Other Expenses” include administrative services fees which currently are 0.15%, 0.15% and 0.15% for Class I, Class II and Class III shares, respectively, but which are permitted to be as high as 0.25%.  The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because, until at least May 1, 2010, the U.S. Leaders Fund does not intend to pay insurance companies a higher amount.  If the full amount of administrative services fees were charged, total operating expenses would be 1.09%, 1.34% and 1.09% for Class I, Class II and Class III shares, respectively.

5
“Other Expenses” include administrative services fees which currently are 0.15% and 0.15% for Class I and Class II shares, respectively, but which are permitted to be as high as 0.25%.  The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because, until at least May 1, 2010, the Growth Fund does not intend to pay insurance companies a higher amount.  If the full amount of administrative services fees were charged, total operating expenses (after fee waivers/expense reimbursements) would be 1.00% and 1.25% for Class I and Class II shares, respectively.

6
The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.93% for all share classes until at least May 1, 2010.  This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, short sale dividend expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business.  The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the U.S. Leaders Fund to exceed the expense limitation in the agreement.  Currently, all share classes are operating below the expense limit.

7
The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.75% for all share classes until at least May 1, 2010.  This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, short sale dividend expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business.  The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Growth Fund to exceed the expense limitation in the agreement.

8
The Trust and the Adviser have entered into a written contract limiting total annual fund operating expenses (after fee waivers/expense reimbursements) of the Growth Fund to the amount equal to the U.S. Leaders Fund’s total annual fund operating expenses (after fee waivers/expense reimbursements) until at least May 1, 2011.  It is anticipated that Class I and Class II shares of the Growth Fund will operate below this limit.

9	Pro forma information presented assumes only the U.S. Leaders Fund merges into the Growth Fund.

10	Pro forma information presented assumes that each of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund all merge into the Growth Fund.

Examples

These Examples are intended to help you compare the costs of investing in Health Sciences Fund, Technology Fund, and U.S. Leaders Fund shares with the cost of investing in Growth Fund shares of the comparable class, both before and after the Proposal 1 Transaction.  The Examples, however, do not include charges that are imposed by Variable Contracts.  If these charges were reflected, the expenses listed below would be higher.  The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods.  The Examples assume a 5% return each year, no change in expenses, and the application of any expense limitations for one year only.  Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

Health Sciences Fund – Class I, Class II, Class III, and Class VI Shares
	1 Year	3 Years	5 Years	10 Years
Health Sciences Fund – Class I Shares	$111	$347	$601	$1,329
Health Sciences Fund – Class III Shares1	111	347	601	1,329
Growth Fund – Class I Shares	92	311	547	1,226
Pro forma Growth Fund – Class I Shares (after the Transaction with Health Sciences Fund)2	92	311	547	1,226
Pro forma Growth Fund – Class I Shares (after the Transaction with Health Sciences Fund, Technology Fund, and U.S. Leaders Fund) 3	92	304	534	1,194

	1 Year	3 Years	5 Years	10 Years
Health Sciences Fund – Class II Shares	$136	$425	$734	$1,613
Health Sciences Fund – Class VI Shares1	136	425	734	1,613
Growth Fund – Class II Shares	117	389	681	1,513
Pro forma Growth Fund – Class II Shares (after the Transaction with Health Sciences Fund)2	117	389	681	1,513
Pro forma Growth Fund – Class II Shares (after the Transaction with Health Sciences Fund, Technology Fund, and U.S. Leaders Fund)3	117	382	668	1,482

Technology Fund – Class I, Class II, Class III, and Class VI Shares
	1 Year	3 Years	5 Years	10 Years
Technology Fund – Class I Shares	$120	$375	$649	$1,432
Technology Fund – Class III Shares1	121	378	654	1,443
Growth Fund – Class I Shares	92	311	547	1,226
Pro forma Growth Fund – Class I Shares (after the Transaction with Technology Fund)4	92	311	547	1,226
Pro forma Growth Fund – Class I Shares (after the Transaction with Health Sciences Fund, Technology Fund, and U.S. Leaders Fund)3	92	304	534	1,194

	1 Year	3 Years	5 Years	10 Years
Technology Fund – Class II Shares	$146	$452	$782	$1,713
Technology Fund – Class VI Shares1	146	452	782	1,713
Growth Fund – Class II Shares	117	389	681	1,513
Pro forma Growth Fund – Class II Shares (after the Transaction with Technology Fund)4	117	389	681	1,513
Pro forma Growth Fund – Class II Shares (after the Transaction with Health Sciences Fund, Technology Fund, and U.S. Leaders Fund)3	117	382	668	1,482

U.S. Leaders Fund – Class I, Class II and Class III Shares
	1 Year	3 Years	5 Years	10 Years
U.S. Leaders Fund – Class I Shares	$101	$315	$547	$1,213
U.S. Leaders Fund – Class III Shares1	101	315	547	1,213
Growth Fund – Class I Shares	92	311	547	1,226
Pro forma Growth Fund – Class I Shares (after the Transaction with U.S. Leaders Fund)5	92	311	547	1,226
Pro forma Growth Fund – Class I Shares (after the Transaction with Health Sciences Fund, Technology Fund, and U.S. Leaders Fund)3	92	304	534	1,194

U.S. Leaders Fund – Class II Shares	$126	$393	$681	$1,500
Growth Fund – Class II Shares	117	389	681	1,513
Pro forma Growth Fund – Class II Shares (after the Transaction with U.S. Leaders Fund)5	117	389	681	1,513
Pro forma Growth Fund – Class II Shares (after the Transaction with Health Sciences Fund, Technology Fund, and U.S. Leaders Fund)3	117	382	668	1,482

1
With respect to the Class III and Class VI shares, the Example does not include the effect of the short-term trading fee.  If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III and Class VI shares for the entire period.

2	Pro forma information presented assumes only the Health Sciences Fund merges into the Growth Fund.

3	Pro forma information presented assumes that each of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund merge into the Growth Fund.

4	Pro forma information presented assumes only the Technology Fund merges into the Growth Fund.

5	Pro forma information presented assumes only the U.S. Leaders Fund merges into the Growth Fund.

These are just examples.  They do not represent past or future expenses or returns.  Each of the Funds pays its own operating expenses.  The effects of these expenses are reflected in the net asset value and are not directly charged to your account.  The expenses of each of the Funds comprise expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of the Trust that are allocated among the various series of the Trust.

How do the performance records of the Funds compare?

As described under the section “Reasons for the Transaction,” the Board considered a number of factors when reviewing the Plans and considering the Proposal 1 Transaction.  The performance history of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund compared to the Growth Fund, as of September 30, 2009, was among the factors that the Board considered.  The performance history of the Health Sciences Fund, Technology Fund, U.S. Leaders Fund and Growth Fund (without any charges imposed by Variable Contracts) as of September 30, 2009 is shown below:

	Average Annual Total Returns
Health Sciences Fund – Class I, II, III, and VI Shares
	1 Year	3 Years	5 Years	Since Inception
Health Sciences Fund – Class I	(3.44)%	(1.72)%	2.50%	2.82% 1
Health Sciences Fund – Class III	(3.43)%	(1.72)%	2.50%	2.84% 1
Growth Fund – Class I	(6.74)%	N/A	N/A	(12.37)%2

Health Sciences Fund – Class II	(3.75)%	(1.98)%	2.24%	2.57% 1
Health Sciences Fund – Class VI	(3.73)%	(1.98)%	2.26%	2.68% 1
Growth Fund – Class II	(6.99)%	N/A	N/A	(12.56)%2

Performance Benchmark For Health Sciences Fund
S&P North American Health Care Sector Index (formerly Goldman Sachs Health Index)3	(2.37)%	(1.76)%	3.37%	0.02%4
Performance Benchmark For Growth Fund
Russell 1000® Growth Index5	(1.85)%	N/A	N/A	(8.78)%2

Technology Fund – Class I, II, III, and VI Shares
	1 Year	3 Years	5 Years	Since Inception
Technology Fund – Class I	4.38%	(2.38)%	2.17%	(9.98)% 6
Technology Fund – Class III	4.33%	(2.36)%	2.16%	(9.89)% 6
Growth Fund – Class I	(6.74)%	N/A	N/A	(12.37)%2

Technology Fund – Class II	4.10%	(2.69)%	1.87%	(10.16)% 6
Technology Fund – Class VI	4.41%	(2.49)%	2.05%	(10.04)% 6
Growth Fund – Class II	(6.99)%	N/A	N/A	(12.56)%2

Performance Benchmark For Technology Fund
S&P North American Technology Sector Index (formerly Goldman Sachs Technology Composite Index)7	8.80%	1.54%	4.53%	(8.65)% 6
Performance Benchmark For Growth Fund
Russell 1000® Growth Index5	(1.85)%	N/A	N/A	(8.78)%2

U.S. Leaders Fund – Class I, II, and III Shares
	1 Year	3 Years	5 Years	Since Inception
U.S. Leaders Fund – Class I	(5.16)%	(3.70)%	1.97%	3.01% 8
U.S. Leaders Fund – Class III	(4.99)%	(3.70)%	1.98%	3.08% 8
Growth Fund – Class I	(6.74)%	N/A	N/A	(12.37)%2

U.S. Leaders Fund – Class II	(5.23)%	(3.93)%	1.73%	2.80% 8
Growth Fund – Class II	(6.99)%	N/A	N/A	(12.56)%2

Performance Benchmark for the U.S. Leaders Fund
S&P 500® Index9	(6.91)%	(5.43)%	1.02%	0.88% 8
Performance Benchmark for Growth Fund
Russell 1000® Growth Index5	(1.85)%	N/A	N/A	(8.78)% 2

1	The Health Sciences Fund commenced operations on December 29, 2000.

2	The Growth Fund did not begin operations until March 25, 2008. Therefore, performance for the Growth Fund and the Performance Benchmarks are only included since that date.

3
The S&P North American Health Care Sector Index (formerly, Goldman Sachs (GS) Healthcare Index) (“S&P AHSC Index”) is an unmanaged, market capitalization-weighted index that is generally representative of the stocks in the healthcare sector.  Unlike mutual funds, the Index does not incur expenses.  If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

4	The index reports on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since December 31, 2000.

5
The Russell 1000® Growth Index is an unmanaged index that measures the performance of the stocks of the companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values.  The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower.  Individuals cannot invest directly in an index.

6	The Technology Fund commenced operations on June 30, 2000. Performance information for the Fund and its Performance Benchmark is since that date only.

7
The S&P North American Technology Sector Index (formerly, Goldman Sachs (GS) Technology Composite Index) (“S&P NATS Index”) is an unmanaged, modified, market capitalization weighted index that measures the performance of companies in the technology sector.  Unlike mutual funds, the Index does not incur expenses.  If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

8	The U.S. Leaders Fund commenced operations on December 31, 2001. Performance information for the Fund and its Performance Benchmark is since that date only.

9
The S&P 500 Index is an unmanaged, market capitalization weighted index of 500 widely held stocks of large-cap U.S. companies.  Unlike mutual funds, the Index does not incur expenses.  If expenses were deducted, the actual returns of the Index would be lower.  Individuals cannot invest directly in an index.

Where can I find more financial information about the Funds?

The Health Sciences Fund, Technology Fund, U.S. Leaders Fund and Growth Fund’s Annual Report contains a discussion of each Fund’s performance during the fiscal year ending December 31, 2008 and shows per share information for each of the previous five fiscal years (or since inception, if less than five years).  Each Fund’s Annual Report for the fiscal year ending December 31, 2009 will be available on or after February 28, 2010.  These documents, and each Fund’s most recent Semiannual Reports (June 30, 2009), are available upon request.  (See “More Information about the Funds”).

What are other key features of the Funds?

Investment Advisory Fees.  NFA is the investment adviser of each Fund.  NFA has entered into separate investment advisory agreements relating to each Fund.  The investment advisory fees for the Funds are:

Fund	Investment Advisory Fee
Health Sciences Fund	0.80% on assets up to $500 million 0.75% on assets of $500 or more but less than $2 billion 0.70% for assets of $2 billion and more
Technology Fund	0.78% on assets up to $500 million 0.73% on assets of $500 million or more but less than $2 billion 0.68% for assets of $2 billion and more
U.S. Leaders Fund	0.68% on assets up to $500 million 0.62% on assets of $500 million or more but less than $2 billion 0.59% on assets of $2 billion and more
Growth Fund	0.65% of the Fund’s average daily net assets

The Health Sciences Fund, Technology Fund, and U.S. Leaders Fund have not achieved sufficient asset size, as of September 30, 2009, to qualify for any of the investment advisory breakpoints detailed in the above chart.  NFA has contracted to waive the portion, if any, of the annual investment advisory fees payable by each Fund and to pay certain expenses of each Fund for the period through May 1, 2010 to the extent necessary to limit the total operating expenses of the appropriate class of each Fund to the levels described in the Fee Tables.

NFA pays a subadvisory fee to each subadviser based upon the investment advisory fee NFA receives.

Distribution Services.  Nationwide Fund Distributors LLC (“NFD” or the “Distributor”), 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, serves as underwriter for each of the Funds in the continuous distribution of their shares pursuant to an Underwriting Agreement dated May 1, 2007.  In its capacity as Distributor, NFD solicits orders for the sale of shares, advertises and pays the costs of distribution, advertising, office space and the personnel involved in such activities.  NFD receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the 12b-1 fee imposed upon the sale of Class II and VI shares of each Fund, as applicable.  The Underwriting Agreement for each of the Health Sciences Fund, Technology Fund, U.S. Leaders Fund and Growth Fund is identical.

Rule 12b-1 Plans.  The Funds have adopted separate distribution plans under Rule 12b-1 (the “Rule 12b-1 Plan”) of the Investment Company Act of 1940 (the “1940 Act”) for each Fund’s Class II and VI shares.  The Plan permits each Fund to compensate NFD, as each Fund’s principal underwriter, for expenses associated with the distribution of Class II and VI shares of the Funds. Although actual distribution expenses may be more or less, Class II and VI shares pay NFD an annual fee under the Distribution Plan an amount that will not exceed 0.25%.  The Rule 12b-1 Plans for the Health Sciences Fund, Technology Fund, U.S. Leaders Fund and Growth Fund are identical.

Purchase, Exchange and Redemption Procedures.  Generally, there are no differences between each Fund’s procedures with regard to the purchase, exchange and redemption of Fund shares.  You may refer to the Health Sciences Fund, Technology Fund, U.S. Leaders Fund and Growth Fund Prospectus under the section entitled “Investing with Nationwide Funds” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of the Fund’s shares.  In summary, the purchase, exchange, and redemption price of each share of the Funds is its net asset value next determined after the order is received in good order by the Fund or its agent.  Shares may be redeemed or exchanged at any time, subject to certain restrictions.  Your Variable Contract may impose a sales charge and, because Variable Contracts may have different provisions with respect to the timing and method of redemptions and exchanges, Contract Owners should contact their insurance company directly for details concerning these transactions.

Dividends, Distributions and Taxes.  Generally, there are no differences between each Fund’s procedures with regard to dividends, distributions and taxes.  You may refer to the Health Sciences Fund, Technology Fund, U.S. Leaders Fund and Growth Fund Prospectus under the section entitled “Distributions and Taxes.”  In summary, substantially all of each Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund.  Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually.  The Funds automatically reinvest any capital gains.  Generally, Contract Owners are not taxed currently on income or gains realized under such contracts until the income or gain is distributed.  However, income distributions from such contracts will be taxable at ordinary income tax rates, subject to certain early withdrawal penalties.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND PRINCIPAL RISKS

This section describes the investment objectives, principal strategies and the key investment policies of the Funds, and certain noteworthy differences between such objectives, principal strategies and policies, as well as the principal risks associated with such objectives, principal strategies and policies.  For a complete description of the Growth Fund’s principal strategies, policies and principal risks, you should read the Growth Fund Prospectus, which is included with this Proxy Statement/Prospectus.

Are there any significant differences between the investment objectives of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund compared to the Growth Fund?

The investment objective of each of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund is substantially similar, but not identical, to the investment objective of the Growth Fund.  The Health Sciences Fund and Technology Fund seek long-term capital appreciation and the U.S. Leaders Fund seeks long-term growth.  The Growth Fund seeks long-term capital growth.  The Health Sciences Fund, Technology Fund, U.S. Leaders Fund and Growth Fund’s investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

Are there any significant differences between the principal strategies and policies of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund compared to the Growth Fund?

The principal strategies and policies of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund are similar in some respects, but differ in other material respects from the principal strategies and policies of the Growth Fund.

Health Sciences Fund

Under normal circumstances, the Health Sciences Fund invests at least 80% of the value of its net assets in equity securities issued by U.S. and/or foreign companies (including those located in emerging market countries) with business operations in or related to health sciences.  In pursuing the Health Sciences Fund’s investment objective, the Health Sciences Fund’s subadviser seeks companies eligible for investment that typically derive at least 50% of their revenues, net income or assets from health sciences.  The Health Sciences Fund also concentrates at least 25% of its nets assets in at least one or more health sciences related industry groups.

In analyzing specific companies for possible investment, the Health Sciences Fund’s subadviser ordinarily looks for several of the following characteristics: (1) above-average per share earnings growth; (2) evidence of positive fundamental change; (3) high return on invested capital; (4) a healthy balance sheet; (5) sound financial and accounting policies and overall financial strength; (6) strong competitive advantages; (7) effective research, product development and marketing; (8) strong management; and (9) general operating characteristics that enable the company to compete successfully.  The subadviser considers selling a security when any of these factors changes materially or when an alternative investment provides more attractive risk/return characteristics.

The Health Sciences Fund may invest in health sciences companies of any size, including established large-cap companies that are expected to grow with the market and small- and mid-cap companies that may offer strong prospects for future growth.

The Health Sciences Fund is non-diversified and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers.  The Health Sciences Fund may engage in active and frequent trading of portfolio securities.

The most significant differences between the Health Sciences Fund and Growth Fund, which is discussed below, are that the Health Sciences Fund invests in issuers of any size, including small-, mid-, and large-cap companies, and in emerging markets, while the Growth Fund primarily invests in large-cap companies, utilizing a growth style of investing.  The Health Sciences Fund, unlike the Growth Fund, is non-diversified and concentrated as to industry.  Therefore, the Health Sciences Fund may invest a significant portion of its assets in the securities of a single issuer or small number of issuers and will be concentrated in the health sciences industry.  The Growth Fund, unlike the Health Sciences Fund, is managed by multiple subadvisers.

Technology Fund

Under normal circumstances, the Technology Fund invests at least 80% of the value of its net assets in equity securities issued by U.S. and/or foreign companies (including those located in emerging market countries) with business operations in or related to technology or communications.  In pursuing the Technology Fund’s investment objective, the Technology Fund’s subadviser seeks companies eligible for investment that typically derives at least 50% of their revenues, net income or assets from the technology or communications sectors.  The Technology Fund also concentrates at least 25% of its nets asset in at least one or more technology and communications related industry groups.

In analyzing specific companies for possible investment, the Technology Fund’s subadviser ordinarily looks for several of the following characteristics: (1) above-average per share earnings growth; (2) high return on invested capital; (3) a healthy balance sheet; (4) sound financial and accounting policies and overall financial strength; (5) strong competitive advantages; (6) effective research, product development and marketing; (7) development of new technologies; (8) efficient service and strong management; (9) pricing power; and (10) reasonable valuation and general operating characteristics that enable the company to compete successfully.  The subadviser considers selling a security when any of these factors changes materially or when an alternative investment provides more attractive risk/return characteristics.

The Technology Fund may invest in technology and communications companies of any size, including established large-cap companies that are expected to grow with the market and small- and mid-cap companies that may offer strong prospects for future growth.

The Technology Fund is non-diversified, and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers.  The Fund may engage in active and frequent trading of portfolio securities.

The most significant differences between the Technology Fund and Growth Fund, which is discussed below, are that the Technology Fund invests in issuers of any size, including small-, mid-, and large-cap companies, and in emerging markets, while the Growth Fund invests in large-cap companies, utilizing a growth style of investing.  The Technology Fund, unlike the Growth Fund, is non-diversified and concentrated as to industry.  Therefore, the Technology Fund may invest a significant portion of its assets in the securities of a single issuer or small number of issuers and will be concentrated in the technology industry.  The Growth Fund, unlike the Technology Fund, is managed by multiple subadvisers.

U.S. Leaders Fund

Under normal circumstances, the U.S. Leaders Fund invests at least 80% of the value of its net assets in equity securities issued by “U.S. Growth Leaders,” which are U.S. companies believed to have strong and improving franchises capable of taking advantage of growth opportunities.  The U.S. Leaders Fund will invest 25% or more of its net assets in a group of companies in software and related technology industries.

The U.S. Leaders Fund typically focuses its investments in a core group of 25 to 35 common stocks of companies of any size, including small- and mid-cap companies, whose earnings are expected to grow faster than those of other companies in the market.  The U.S. Leaders Fund may hold a limited number of additional common stocks at times when the subadviser is accumulating new positions, selling existing positions, or responding to exceptional market conditions.

The subadviser considers selling a company’s security if: (1) it appears unlikely that earnings expectations will be met; (2) the price of the security is or becomes overvalued; (3) the outlook of the company’s earnings growth becomes less attractive; and/or (4) more favorable opportunities are identified.

The U.S. Leaders Fund is non-diversified, which means that it may invest a significant portion of its assets in the securities of a single or small number of companies.  The U.S. Leaders Fund may engage in active and frequent trading of portfolio securities.

The most significant differences between the U.S. Leaders Fund and Growth Fund, which is discussed below, are that the U.S. Leaders Fund invests in issuers of any size, including small-, mid-, and large-cap companies, and invests a significant portion of its assets in companies in software and related technology industries.  The Growth Fund invests in large-cap companies, utilizing a growth style of investing.  The U.S. Leaders Fund, unlike the Growth Fund, is non-diversified and is concentrated as to industry.  Therefore, the U.S. Leaders Fund may invest a significant portion of its assets in the securities of a single issuer or small number of issuers and will be concentrated in software and related technology industries.  Also, the U.S. Leaders Fund may only invest in U.S. issuers as a principal strategy, while the Growth Fund may invest in U.S. and foreign issuers.  The Growth Fund, unlike the U.S. Leaders Fund, is managed by multiple subadvisers.

Growth Fund

Under normal circumstances, the Growth Fund invests at least 80% of the value of its net assets in equity securities issued by large-cap companies, utilizing a growth style of investing.  In other words, the Growth Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies.  Equity securities in which the Growth Fund invests are primarily common stock.  The Growth Fund may also invest in equity securities of large-cap companies that are located outside the United States.  The Growth Fund may engage in active and frequent trading of portfolio securities.

The Growth Fund consists of three sleeves, or portions, managed by different subadvisers: Neuberger Berman, GSAM, and WellsCap.  Neuberger Berman uses a disciplined investment strategy when selecting growth stocks.  Neuberger Berman seeks to buy companies with strong historical and prospective earnings growth.  In determining whether a company has favorable growth characteristics, Neuberger Berman analyzes such factors as: (1) revenue and earnings growth; (2) return on equity; (3) debt to equity ratio and (4) market share and competitive leadership of the company’s products.  Neuberger Berman follows a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

GSAM selects securities for the Fund through quantitative techniques based on six investment themes derived from fundamental research - Valuation, Profitability, Quality, Management, Momentum and Sentiment.  GSAM attempts to construct a portfolio that will outperform the Fund’s benchmark by overweighting stocks with attractive fundamental characteristics relative to the benchmark, and underweighting stocks with unattractive fundamental characteristics.  At the same time, GSAM seeks to maintain other portfolio risk factors such as size and sector weights as close as possible to the benchmark.  GSAM uses a proprietary risk model in constructing a portfolio to help manage the expected deviation of the portfolio’s returns from those of the Fund’s benchmark.  Finally, GSAM factors expected transaction costs into portfolio construction, and selects the trading strategy it believes will minimize total implementation costs to the Fund.

WellsCap seeks to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (such as dominant market share) and have effective management with a history of making investments that are in the best interests of the company’s shareholders.  WellsCap employs a rigorous “bottom-up” research process to identify solid investments across large-cap companies of varying market capitalizations.  The portfolio managers establish near-term and long-term price targets for each portfolio holding, using financial analysis that focuses equally on a company’s income statement and its balance sheet.  WellsCap closely monitors the sleeve’s overall portfolio construction with the belief that constructing a well-diversified portfolio further reduces risk while enhancing return.

How do the fundamental investment restrictions of the Health Sciences Fund, Technology Fund, and US Leaders Fund differ from the Growth Fund?

The Health Sciences Fund, Technology Fund, U.S. Leaders Fund and Growth Fund have adopted fundamental investment restrictions that in many cases are identical or very similar.  However, there are also material differences.  All of the Funds have adopted identical fundamental investment restrictions related to lending, real estate holdings, commodities, borrowing and underwriting.  However, unlike the Growth Fund, the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund have not adopted a diversification restriction.  If a fund is “diversified,” such as the Growth Fund, it may not purchase the securities of any one issuer if, at the time of purchase, with respect to 75% of the fund’s total assets, more than 5% of its total assets would be invested in the securities of that issuer, or the fund would own or hold more than 10% of the outstanding voting securities of that issuer.  Up to 25% of the Growth Fund’s total assets may be invested without regard to these limitations.  Under the 1940 Act, these limitations do not apply to securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities, or to the securities of other investment companies.  As a result, the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund’s shares.

Additionally, the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund have adopted a different concentration policy than the Growth Fund.  Under the 1940 Act, a fund’s policy regarding concentration of investments in the securities of companies in any particular industry must be fundamental.  The SEC Staff takes the position that a fund “concentrates” its investments if it invests more than 25% of its net assets (exclusive of certain items such as cash, U.S. government securities, securities of other investment companies, and certain tax-exempt securities) in any particular industry.  An investment company is not permitted to concentrate its investments in any particular industry unless it discloses its intention to do so, and the SEC Staff generally takes the position that a fund may not reserve the right to concentrate its investments in the future.

The Growth Fund may not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Growth Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry.  However, each of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund must invest more than 25% of its total assets in securities of issuers in a particular industry group.  In particular, the Health Sciences Fund must invest at least 25% of its assets in health sciences related industries, the Technology Fund must invest at least 25% of its assets in technology or communications industries, and the U.S. Leaders Fund must invest at least 25% of its assets in software and related technology industries.

Each Fund may not change any of its fundamental investment restrictions without a prior Majority Vote of its shareholders (as defined below).  The Growth Fund’s fundamental investment restrictions are listed in the Growth Fund’s Statement of Additional Information dated August 31, 2009  (as revised November 25, 2009) (1933 Act File No. 002-73024), which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement/Prospectus and is available upon request.

What are the principal risk factors associated with investments in the Funds?

Like all investments, an investment in any of the Funds involves risk.  There is no assurance that the Funds will meet their investment objectives.  A Fund’s ability to achieve its objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills.  If the value of the Fund’s investments goes down, you may lose money.

Investments in the Funds, as indicated below, are subject to the following principal risks:

Concentration/Sector risk (Technology Fund, Health Sciences Fund, U.S. Leaders Fund) – investing 25% or more of the Fund’s total assets in a select group of companies in technology and communications industries with regard to the Technology Fund, in health sciences related industries with regard to the Health Sciences Fund, and in software and related technology industries with regard to the U.S. Leaders Fund, could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

Stock market risk (Technology Fund, Health Sciences Fund, U.S. Leaders Fund, Growth Fund) – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk (Technology Fund, Health Sciences Fund, Growth Fund) – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.  The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk (Technology Fund, Health Sciences Fund) – a magnification of the risks that apply to all foreign investments.  These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Small- and mid-cap securities risk (Technology Fund, Health Sciences Fund, U.S. Leaders Fund) – in general, stocks of small- and mid-cap companies may trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of large-cap companies or the market overall.  Small- and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a smaller number of key personnel.  If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small- or mid-cap company may lose substantial value.  Investing in small- and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

Non-diversified fund risk (Technology Fund, Health Sciences Fund, U.S. Leaders Fund) – because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Portfolio turnover (Technology Fund, Health Sciences Fund, U.S. Leaders Fund, Growth Fund) – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

Growth style risk (U.S. Leaders Fund, Growth Fund) – growth investing involves buying stocks that have relatively high prices in relation to their earnings.  Because of these higher valuations, investing in growth stocks may be more risky than investing in companies with more modest growth expectations.  Growth stocks also may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements.  During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

Multi-manager risk (Growth Fund) – while NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadvisers.  It is possible that the security selection process of one subadviser will not complement that of the other subadvisers.  As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

REASONS FOR THE TRANSACTION

Based on the considerations described below, the Board, including the trustees who are deemed to be independent trustees (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) under the 1940 Act, on behalf of the Health Sciences Fund, Technology Fund, U.S. Leaders Fund and Growth Fund, have determined that the Proposal 1 Transaction would be in the best interests of each such Fund and that the interests of each such Fund’s existing shareholders would not be diluted as a result of the Proposal 1 Transaction.

At a meeting of the Board held on December 2, 2009, NFA presented the Plans to the Trustees and provided the Trustees with data and analysis regarding the Proposal 1 Transaction.  At the meeting, the Board considered a number of factors, including the following:

•
The compatibility of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund’s investment objective, principal strategies, policies, restrictions and principal risks with the investment objective, principal strategies, policies, restrictions, and principal risks of the Growth Fund;

•	The relative size of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund as compared to the Growth Fund both before and after the Proposal 1 Transaction;

•
The relative past and current growth in assets of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund compared to the Growth Fund and the anticipated future inability of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund to achieve satisfactory asset growth;

•	The relative expense ratios and advisory fees of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund compared to the Growth Fund;

•	The absolute and relative investment performance of the Funds as of September 30, 2009;

•	The anticipated federal income tax consequences of the Proposal 1 Transaction with respect to each Fund and its shareholders;

•	The estimated costs of the Proposal 1 Transaction and the extent to which the Funds would bear any such costs; and

•	The potential benefits of the Proposal 1 Transaction for the shareholders of each Fund.

The Board noted that the investment objective for the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund is substantially similar to the investment objective of the Growth Fund.  The Board noted that the Health Sciences Fund and Technology Fund were “sector funds,” i.e., funds that concentrate investments in their respective sectors of the equity market.  As a result, the Health Sciences Fund and Technology Fund feature more industry concentration than the Growth Fund.  The Board also noted that the U.S. Leaders Fund generally limits portfolio positions to 25 to 35 names and, therefore, generally features more issuer concentration than the Growth Fund.  Moreover, the U.S. Leaders Fund will invest 25% or more of its assets in software and related technology industries, while the Growth Fund will not purchase stock that would result in such an industry concentration.  While these differences were considered material, the Board also noted that the Growth Fund currently invests in similar industries and securities as the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund to varying degrees.

With respect to performance, the Board noted that relative performance of Class I shares of the Health Sciences Fund, as of September 30, 2009, is in the third Lipper quintile, fourth Lipper quintile and fourth Lipper quintile for the one-year, three-year and five-year periods, respectively, and is, year-to-date, behind its benchmark, the S&P North American Health Care Sector Index.  For Class I shares of the Technology Fund, as of September 30, 2009, the performance is in the fourth Lipper quintile for the one-, three-, and five-year periods, and is, year-to-date behind its benchmark, the S&P North American Technology Sector Index.  For Class I shares of the U.S. Leaders Fund, as of September 30, 2009, the performance is in the fourth Lipper quintile, third Lipper quintile and fourth Lipper quintile for the one-year, three-year and five-year periods, respectively, and is, year-to-date, ahead of its benchmark, the S&P 500® Index.  With regard to the Growth Fund, as of September 30, 2009, the performance of Class I shares is in the fourth Lipper quintile for the one-year and since inception periods and is, year-to-date, behind its benchmark, the Russell 1000® Growth Index.  The Board considered, however, that the Growth Fund only has a limited operating history.

In deciding whether to recommend approval of the Proposal 1 Transaction to shareholders, the Board also considered the fees and expense ratios of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund compared to the Growth Fund and the impact of existing contractual fee waivers on such expense ratios.  The Board considered the potential benefits afforded by a larger fund, such as the potential for greater economies of scale.  At the Board meeting, NFA informed the Board that, with the contractual fee waivers and expense limitations in place at that time, the net expenses for the Growth Fund are lower than the net expenses of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund.  The Board also considered that, at the meeting on December 2, 2009, NFA agreed to cap the fees of the Growth Fund at a level that does not exceed the current net expense ratio of each of the Health Sciences Fund, Technology Fund and U.S. Leaders Fund for a period of one year after the Closing of the Proposal 1 Transaction (i.e., until May 1, 2011).

The Board was further informed by NFA that, as of September 30, 2009, the Health Sciences Fund had approximately $37.8 million in assets, following a steady decline from $58.9 million in 2006.  The Technology Fund, as of September 30, 2009, had approximately $40.9 million in assets, a significant decline from its peak of $65.1 million in December 2007.  The U.S. Leaders Fund, as of September 30, 2009, had declined to $31.7 million, a reduction of approximately one-half since 2007, reflecting a broader industry trend within variable insurance products.  NFA indicated that the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund have never achieved efficient operating economies of scale.  With respect to the Health Sciences Fund and Technology Fund, the combination of performance below the benchmark, steadily declining assets and unavailability to fund living benefit features offered through Variable Contracts, limits these Funds’ ability to attract new assets.  Because of reduced investor appetite for high-volatility funds like the U.S. Leaders Fund, NFA believes it is unlikely that the U.S. Leaders Fund will grow and reach a sustainable asset level in the foreseeable future.  NFA has concluded that the Health Sciences Fund, Technology Fund and U.S. Leaders Fund are unlikely to achieve desirable efficiencies and economies of scale in the foreseeable future.  The Growth Fund, by contrast, has already achieved a scalable size and continues to attract new investment.  While the Growth Fund invests in a broader range of industries than does the Health Sciences Fund, Technology Fund and U.S. Leaders Fund, its focus on growth equities includes those in the health care industries, technology and communications industries, and the portfolio of the U.S. Leaders Fund.  As of September 30, 2009, 11% of the assets of the Growth Fund were invested in health care related securities.  Approximately 38% of the Growth Fund’s assets were invested in technology and communications stocks as of September 30, 2009.  Approximately 62% of the securities held by the U.S. Leaders Fund, as of September 30, 2009, were also held by the Growth Fund.  Further, the Growth Fund is available to support living benefit features, suggesting longer-term continued asset growth, and has lower total expenses than the Health Sciences Fund, Technology Fund and U.S. Leaders Fund.  The Growth Fund’s multi-manager structure is designed to reduce volatility and appeal to a larger base of variable insurance product investors, which could better maintain a sufficient asset size necessary for economies of scale.

NFA informed the Board that the Proposal 1 Transaction will be structured as a tax-free reorganization.  NFA also informed the Board that NFA would bear the costs (excluding brokerage costs, if any) related to the Proposal 1 Transaction, including the costs associated with the solicitation of proxies.

The Board approved the Plans, concluding that the Proposal 1 Transaction is in the best interests of the Health Sciences Fund, Technology Fund, U.S. Leaders Fund and Growth Fund and that the interests of existing shareholders of the Health Sciences Fund, Technology Fund, U.S. Leaders Fund and Growth Fund will not be diluted as a result of the Proposal 1 Transaction.  The Trustees approving the Plans and making the foregoing determinations included a majority of the Independent Trustees.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES OF NATIONWIDE VARIABLE INSURANCE TRUST, ON BEHALF OF THE HEALTH SCIENCES FUND, TECHNOLOGY FUND, AND U.S. LEADERS FUND, RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

If the shareholders of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund do not approve the respective Plans, the Board may consider other possible courses of action for the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund, including liquidation and dissolution.

INFORMATION ABOUT THE TRANSACTION AND THE PLANS

This is only a summary of the Plans and is qualified in its entirety by the Plans.  You should read the actual Plans relating to the Proposal 1 Transaction, which are attached as Exhibit A to this Proxy Statement/Prospectus and are incorporated herein by reference.

How will the Transaction be carried out?

If the shareholders of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund approve the Plans, the Proposal 1 Transaction will take place after the parties to the Plans satisfy various conditions.

If the shareholders of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund approve the Plans, the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund will deliver to the Growth Fund substantially all of their respective assets on the Closing Date.  In exchange, the Trust, on behalf of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund, will receive the Growth Fund’s shares to be distributed pro rata to the Health Sciences Fund’s, Technology Fund’s, and U.S. Leaders Fund’s shareholders.  The value of the assets to be delivered to the Growth Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. (“NYSE”) (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date.

If the Proposal 1 Transaction is approved, the stock transfer books of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund will be permanently closed as of the close of business of the NYSE on the business day before the Closing Date.  The Health Sciences Fund, Technology Fund, and U.S. Leaders Fund will accept requests for redemption only if received in proper form before that time.  Requests received after that time will be considered requests to redeem shares of the Growth Fund.

To the extent permitted by law, the Plans may be amended without shareholder approval at the direction of the Board.  The Board may also agree to terminate and abandon the Proposal 1 Transaction at any time before or after the approval of shareholders of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund or may terminate and abandon the Proposal 1 Transaction if certain conditions required under the Plans have not been satisfied.

Who will pay the expenses of the Transaction?

The expenses related to the Proposal 1 Transaction (excluding brokerage costs, if any), including the costs associated with the solicitation of proxies, will be paid by NFA.  Brokerage costs will be paid by the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund, which, ultimately, are paid by each such Fund’s shareholders.

What are the tax consequences of the Transaction?

The Proposal 1 Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”).  Based on certain assumptions and customary representations to be made on behalf of the Health Sciences Fund, Technology Fund, U.S. Leaders Fund and Growth Fund, Stradley Ronon Stevens & Young, LLP (the Trust’s legal counsel) will, as a condition to the closing of the Proposal 1 Transaction, provide a legal opinion that, for federal income tax purposes, (i) shareholders of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund will not recognize any gain or loss as a result of the exchange of their shares of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund for shares of the Growth Fund, (ii) the Growth Fund will not recognize any gain or loss upon receipt by the Growth Fund of the Health Sciences Fund’s, Technology Fund’s, and U.S. Leaders Fund’s assets, (iii) the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund will not recognize any gain or loss upon the transfer of its assets to the Growth Fund in exchange for shares of the Growth Fund or upon the distribution of those Growth Fund shares to the shareholders of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund, (iv) the basis of the assets of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund received by the Growth Fund will be the same as the basis of those assets in the hands of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund immediately prior to the Proposal 1 Transaction, and the Growth Fund’s holding period in such assets will include the period during which such assets were held by the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund and (v) the holding period and aggregate tax basis of the Growth Fund shares that are received by a Health Sciences Fund, Technology Fund, and U.S. Leaders Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund previously held by such shareholder.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts.  If the Proposal 1 Transaction is consummated but does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund would recognize gain or loss on the transfer of its assets to the Growth Fund.  However, in light of the tax-favored status of holders of variable insurance contracts designating investment of their contract assets in sub-accounts of insurance company separate accounts, failure of the Proposal 1 Transaction to qualify as a tax-free reorganization should not result in adverse tax consequences to such contract holders.  In particular, failure of the Proposal 1 Transaction to qualify as a tax-free reorganization should not result in any adverse tax consequences to the owners of the variable life insurance policies or variable annuity contracts that have selected the Health Sciences Fund, Technology Fund or U.S. Leaders Fund as an investment option because such contract holders are not taxed currently on income or gains realized under such contracts until such time as the contract holders draw on their insurance contracts.  Therefore, as a practical matter, investors in these Funds should not incur any adverse tax consequences on account of the Proposal 1 Transaction.

Capital losses of a fund can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains.  Assuming the Proposal 1 Transaction qualifies as a tax-free reorganization, as expected, the Growth Fund will succeed to the capital loss carryovers, if any, of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund upon the closing of the Proposal 1 Transaction for federal income tax purposes.  It is not anticipated that the capital loss carryovers of either Fund will be subject to an annual limitation as a result of the Proposal 1 Transaction.  This is because the Proposal 1 Transaction is not expected to result in a more than 50% “change in ownership” of Health Sciences Fund, Technology Fund, U.S. Leaders Fund and Growth Fund.

After the Proposal 1 Transaction, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.  You should consult your tax adviser regarding the effect, if any, of the Proposal 1 Transaction in light of your individual circumstances.  You should also consult your tax adviser about the state and local tax consequences, if any, of the Proposal 1 Transaction because this discussion only relates to the federal income tax consequences.

What should I know about shares of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund?

If the Proposal 1 Transaction is approved by the shareholders of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund, Class I and Class III shares of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund will merge with and into Class I shares of the Growth Fund.  Class II and Class VI shares of the Health Sciences Fund and Technology Fund, and Class II shares of the U.S. Leaders Fund, will merge with and into Class II shares of the Growth Fund.  Each Fund will vote separately for the Proposal and approval of a Plan for one Fund is not dependant on the approval of the Plans for all of the Funds.

The different fees and expenses of each Class are provided above in the section “Fee Tables for the Health Sciences Fund, Technology Fund, U.S. Leaders Fund and Growth Fund.”

Full and fractional shares of the Growth Fund will be distributed to shareholders of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund in accordance with the procedures described above.  When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights.  The shares of the Growth Fund will be recorded electronically in each shareholder’s account.  The Growth Fund will then send a confirmation to each shareholder.  The Growth Fund shares to be issued in the Proposal 1 Transaction have the same rights and privileges as the shares of your Health Sciences Fund, Technology Fund, and U.S. Leaders Fund.

Like the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund, the Growth Fund does not routinely hold annual meetings of shareholders.  The Growth Fund may hold special meetings for matters requiring shareholder approval.  A meeting of the Growth Fund’s shareholders may also be called at any time by the Chairperson, the President of the Trust, in the absence of the Chairperson, or any Vice President or other authorized officer of the Trust, in the absence of the Chairperson and the President.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

The following tables set forth, as of September 30, 2009, the separate capitalizations of the Health Sciences Fund, Technology Fund, U.S. Leaders Fund and Growth Fund, and the estimated capitalization of the Growth Fund as adjusted to give effect to the Proposal 1 Transaction.  The capitalization of the Growth Fund is likely to be different if and when the Proposal 1 Transaction is actually consummated.

	Health Sciences Fund (unaudited)	Growth Fund (unaudited)	Pro Forma Adjustments to Capitalization1	Growth Fund after Transaction1,2 (estimated) (unaudited)
Net assets (all classes) Total shares outstanding	$37,798,475 4,195,914	$411,558,254 50,667,486	$- (8,212,873)	$521,993,819 64,274,865

Class I net assets Class I shares outstanding Class I net asset value per share	$4,195,806 465,134 $9.02	$19,131,768 2,357,086 $8.12	$49,784,699 4,125,094	$89,522,317 11,029,394 $8.12

Class II net assets Class II shares outstanding Class II net asset value per share	$1,270,971 142,922 $8.89	$161,588,663 19,913,876 $8.11	$23,820,536 2,545,506	$201,633,679 24,848,947 $8.11

Class III net assets Class III shares outstanding Class III net asset value per share	$20,434,597 2,260,723 $9.04	N/A N/A N/A	$(49,787,699) (9,681,017)	N/A N/A N/A

Class VI net assets Class VI shares outstanding Class VI net asset value per share	$11,897,101 1,327,135 $8.96	N/A N/A N/A	$(23,820,536) (5,202,456)	N/A N/A N/A

Class Y net assets Class Y shares outstanding Class Y net asset value per share	N/A N/A N/A	$230,837,823 28,396,524 $8.13	$- -	$230,837,823 28,396,524 $8.13

	Technology Fund (unaudited)	Growth Fund (unaudited)	Pro Forma Adjustments to Capitalization1	Growth Fund after Transaction1,2 (estimated) (unaudited)
Net assets (all classes) Total shares outstanding	$40,928,543 13,184,635	$411,558,254 50,667,486	$- (8,212,873)	$521,993,819 64,274,865

Class I net assets Class I shares outstanding Class I net asset value per share	$9,782,058 3,157,920 $3.10	$19,131,768 2,357,086 $8.12	$49,784,699 4,125,094	$89,522,317 11,029,394 $8.12

Class II net assets Class II shares outstanding Class II net asset value per share	$701,821 229,760 $3.05	$161,588,663 19,913,876 $8.11	$23,820,536 2,545,506	$201,633,679 24,848,947 $8.11

Class III net assets Class III shares outstanding Class III net asset value per share	$18,521,229 5,921,634 $3.13	N/A N/A N/A	$(49,787,699) (9,681,017)	N/A N/A N/A

Class VI net assets Class VI shares outstanding Class VI net asset value per share	$11,923,435 3,875,321 $3.08	N/A N/A N/A	$(23,820,536) (5,202,456)	N/A N/A N/A

Class Y net assets Class Y shares outstanding Class Y net asset value per share	N/A N/A N/A	$230,837,823 28,396,524 $8.13	$- -	$230,837,823 28,396,524 $8.13

	U.S. Leaders Fund (unaudited)	Growth Fund (unaudited)	Pro Forma Adjustments to Capitalization1	Growth Fund after Transaction1,2 (estimated) (unaudited)
Net assets (all classes) Total shares outstanding	$31,708,547 4,439,703	$411,558,254 50,667,486	$- (8,212,873)	$521,993,819 64,274,865

Class I net assets Class I shares outstanding Class I net asset value per share	$6,627,986 924,160 $7.17	$19,131,768 2,357,086 $8.12	$49,784,699 4,125,094	$89,522,317 11,029,394 $8.12

Class II net assets Class II shares outstanding Class II net asset value per share	$14,251,688 2,016,883 $7.23	$161,588,663 19,913,876 $8.11	$23,820,536 2,545,506	$201,633,679 24,848,947 $8.11

Class III net assets Class III shares outstanding Class III net asset value per share	$10,828,873 1,498,660 $7.23	N/A N/A N/A	$(49,787,699) (9,681,017)	N/A N/A N/A

Class VI net assets Class VI shares outstanding Class VI net asset value per share	N/A N/A N/A	N/A N/A N/A	$(23,820,536) (5,202,456)	N/A N/A N/A

Class Y net assets Class Y shares outstanding Class Y net asset value per share	N/A N/A N/A	$230,837,823 28,396,524 $8.13	$- -	$230,837,823 28,396,524 $8.13

1
Reflects the conversion of Health Sciences Fund, Technology Fund, and U.S. Leaders Fund shares for Growth Fund shares as a result of the Proposal 1 Transaction.  Pro forma information presented assumes that each of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund merge into the Growth Fund.

2             Assumes the Proposal 1 Transaction was consummated on September 30, 2009.

PROPOSAL 2 TO APPROVE PLANS OF REORGANIZATION FOR THE FINANCIAL SERVICES FUND AND UTILITIES FUND

Shareholders of each of the Financial Services Fund and Utilities Fund are being asked to separately consider and approve the Plans of Reorganization (each, a “Plan” and collectively, the “Plans”) that will have the effect of reorganizing each of the Financial Services Fund and Utilities Fund with and into the Value Fund as summarized below.

The Plans provide for: (i) the acquisition by the Value Fund of substantially all of the property, assets and goodwill of the Financial Services Fund and Utilities Fund in exchange solely for shares of the Value Fund; (ii) the pro rata distribution of shares of the Value Fund to shareholders of the Financial Services Fund and Utilities Fund; and (iii) the liquidation and dissolution of the Financial Services Fund and Utilities Fund.  If the shareholders of the Financial Services Fund and/or Utilities Fund vote to approve the respective Plans, as a shareholder of the Financial Services Fund and Utilities Fund, you will receive Value Fund shares equal in total value to your investment in the Financial Services Fund and Utilities Fund.  The Financial Services Fund and/or Utilities Fund will then be liquidated.  Each Fund will vote separately for the Proposal and approval of a Plan for one Fund is not dependant on the approval of the Plans for both of the Funds.

SUMMARY OF PROPOSAL 2

This is only a summary of certain information contained in the Proxy Statement/Prospectus.  You should read the more complete information in the rest of this Proxy Statement/Prospectus, including the Plans, attached as Exhibit B, and the Value Fund Prospectus included with this Proxy Statement/Prospectus.

What is the purpose of Proposal 2?

The Board approved the Plans for the Financial Services Fund and Utilities Fund and recommends that shareholders of each of the Financial Services Fund and Utilities Fund approve the respective Plan.  If shareholders of the Financial Services Fund and/or Utilities Fund approve their respective Plan, substantially all of the Financial Services Fund’s and/or Utilities Fund’s assets will be transferred to the Value Fund in exchange for the Value Fund’s shares equal in value to the assets of the Financial Services Fund and Utilities Fund that are respectively transferred to the Value Fund.  The Value Fund shares will then be distributed pro rata to the Financial Services Fund’s and/or Utilities Fund’s shareholders and the Financial Services Fund and/or Utilities Fund will be liquidated and dissolved.  The proposed transaction for the Financial Services Fund and Utilities Fund is referred to in this Proxy Statement/Prospectus as the “Proposal 2 Transaction.”

The Proposal 2 Transaction, if approved for the Financial Services Fund and Utilities Fund, will result in your shares of the Financial Services Fund and/or Utilities Fund being exchanged for Value Fund shares equal in value (but having a different price per share and, for certain share classes, a different class of shares) to your shares of the Financial Services Fund and/or Utilities Fund.  In particular, Class I and Class III shares of each of the Financial Services Fund and Utilities Fund will merge with and into Class I shares of the Value Fund.  Class II shares of each of the Financial Services Fund and Utilities Fund will merge with and into Class II shares of the Value Fund.  This means that you will cease to be a shareholder of the Financial Services Fund and Utilities Fund and will become a shareholder of the Value Fund.  This exchange will occur on a date agreed upon by the parties to the Plans (hereafter, the “Closing Date”), which is currently anticipated to occur on or around April 23, 2010.

For the reasons set forth below under “Reasons for the Transaction,” the Board has concluded that the Proposal 2 Transaction is in the best interests of the Financial Services Fund, Utilities Fund and Value Fund.  The Board has also concluded that the interests of the existing shareholders of the Financial Services Fund, Utilities Fund and Value Fund will not be diluted as a result of the Proposal 2 Transaction.

How do the investment objectives, principal strategies and policies of the Financial Services Fund and Utilities Fund compare against the Value Fund?

The investment objective of each of the Financial Services Fund and Utilities Fund is identical to the investment objective of the Value Fund.  The Financial Services Fund, Utilities Fund and Value Fund seek long-term capital growth.  The Financial Services Fund, Utilities Fund and Value Fund’s investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

The principal strategies and policies of the Financial Services Fund and Utilities Fund are similar in some respects, but differ in other material respects from the principal strategies and policies of the Value Fund.  The similarities relate to the investments in stock by the Financial Services Fund, Utilities Fund, and Value Fund in sectors of the economy often associated with a value style of investing.  A principal difference is the degree of concentration of the Funds. Under normal circumstances, each of the Financial Services Fund and Utilities Fund invests at least 80% of the value of its net assets in equity securities issued by U.S. and foreign companies (including those located in emerging market countries) with business operations in or related to financial services (with regard to the Financial Services Fund) and with business operations in or related to utilities (with regard to the Utilities Fund).  Each of the Financial Services Fund and Utilities Fund is classified as “non-diversified” under applicable federal law.  Under normal circumstances, the Value Fund invests at least 80% of the value of its net assets in equity securities issued by large-cap companies, utilizing a value style of investing.  The Value Fund is classified as “diversified” under applicable federal law and moreover will not concentrate its investments in any one industry.

The Financial Services Fund, Utilities Fund and Value Fund may use different approaches in achieving their investment objectives.   For example, unlike the Financial Services Fund, the Value Fund may, as a principal strategy, invest in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy and, unlike the Utilities Fund, the Value Fund may engage in active and frequent trading of portfolio securities.

For further information about the investment objectives and policies of the Funds, see “Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks” below.

What are the principal risks associated with investments in the Financial Services Fund and Utilities Fund versus the Value Fund?

As with most investments, investments in the Financial Services Fund, Utilities Fund and Value Fund involve certain principal risks.  There can be no guarantee against losses resulting from an investment in the Financial Services Fund, Utilities Fund and Value Fund, nor is there any assurance that the Financial Services Fund, Utilities Fund and Value Fund will achieve their investment objectives.

Financial Services Fund

The principal risks associated with an investment in the Financial Services Fund are similar to the principal risks associated with an investment in the Value Fund.  The Financial Services Fund and Value Fund invest in the stock market, which involves the risk of the portfolio losing value if the individual stocks that the portfolio invests in or the overall stock market that such stocks trade in decreases.  Also, the Financial Services Fund and Value Fund may engage in active and frequent trading of portfolio securities, which increases transaction costs and may adversely impact each Fund’s performance and may increase share price volatility.  The Financial Services Fund and Value Fund may also invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  The Financial Services Fund and Value Fund, however, have several principal risk differences.

Investments in the Financial Services Fund may have additional principal risks than investments in the Value Fund.  The Financial Services Fund concentrates investments in financial services industries, which carries the risk that investing 25% or more of the Financial Services Fund’s total assets in a select group of companies could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.  Additionally, as a principal strategy, the Financial Services Fund may invest in issuers from emerging market countries, which carries a magnification of the risks that apply to all foreign investments.  The Financial Services Fund may also invest in small- and mid-cap securities, which may trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of large-cap companies or the market overall.  The Financial Services Fund also is non-diversified, which means that the Fund may hold larger positions in fewer securities than other funds and therefore, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Investments in the Value Fund may have additional principal risks than investments in the Financial Services Fund.  The Value Fund focuses on a value style of investing, which means investing in securities the Value Fund’s subadvisers believe to be undervalued.  Value stocks may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles and can react differently to issuer, political, market and economic developments than the market overall and other types of stocks.  In addition, the Value Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.  The Value Fund may also invest in derivatives, and as a result, the Value Fund may experience a significant loss or otherwise lose opportunities for gain if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways.  In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Value Fund from using a derivatives strategy and present counterparty default risks.  The Value Fund is also managed through three subadvisers whereas only one subadviser manages the Financial Services Fund.  As a result of the independent security selection of each subadviser, the Value Fund’s exposure to a given security, industry sector, or market capitalization could be smaller or larger than if the Value Fund were managed by a single subadviser, such as with the Financial Services Fund, which could affect the Value Fund’s performance.

Utilities Fund

The principal risks associated with an investment in the Utilities Fund are similar to the principal risks associated with an investment in the Value Fund.  The Utilities Fund and Value Fund invest in the stock market, which involves the risk of the portfolio losing value if the individual stocks that the portfolio invests in or the overall stock market that such stocks trade in decreases.  The Utilities Fund and Value Fund may also invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  The Utilities Fund and Value Fund may also invest in derivatives, and as a result, the Utilities Fund and Value Fund may experience a significant loss or otherwise lose opportunities for gain if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways.  In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Value Fund or Utilities Fund from using a derivatives strategy and present counterparty default risks.  The Utilities Fund and Value Fund both focus on a value style of investing, which involves buying securities of companies whose stock price may not reflect the companies’ intrinsic value.  Although the Utilities Fund also incorporates elements of a growth style of investing, the Value Fund does not.  A value style of investing may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.  The Utilities Fund and Value Fund, however, have several principal risk differences.

Investments in the Utilities Fund may have additional principal risks than investments in the Value Fund.  The Utilities Fund concentrates investments in certain industries, which carries the risk that investing 25% or more of the Utilities Fund’s total assets in a select group of companies could subject the Utilities Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.  Additionally, the Utilities Fund may invest in issuers from emerging market countries, which carries a magnification of the risks that apply to all foreign investments.  The Utilities Fund may also invest in small- and mid-cap securities, which may trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of large-cap companies or the market overall.  The Utilities Fund also is non-diversified, which means that the Fund may hold larger positions in fewer securities than other funds and therefore, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.  In addition to a value style of investing, the Utilities Fund also uses growth style of investing, which involves buying stocks that have relatively high prices in relation to their earnings.  Because of these higher valuations, investing in growth stocks may be more risky than investing in companies with more modest growth expectations.  Growth stocks also may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements.  During periods of growth stock underperformance, the Utilities Fund’s performance may suffer and underperform other equity funds that use different investing styles.

Investments in the Value Fund may have additional principal risks than investments in the Utilities Fund.  The Value Fund is also managed through three subadvisers whereas only one subadviser manages the Utilities Fund.  As a result of the independent security selection of each subadviser, the Value Fund’s exposure to a given security, industry sector, or market capitalization could be smaller or larger than if the Value Fund were managed by a single subadviser, such as with the Utilities Fund, which could affect the Value Fund’s performance.  It is also possible that the security selection process of one subadviser will not complement that of the other subadvisers.  The Value Fund may also engage in active and frequent trading of portfolio securities, which increases transaction costs and may adversely impact the Fund’s performance and may increase share price volatility.

For further information about the principal risks of investing in the Funds, see “Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks” below.

What are the general tax consequences of the Transaction?

It is expected that shareholders of the Financial Services Fund and Utilities Fund will not recognize any gain or loss for federal tax purposes as a result of the exchange of their shares for shares of the Value Fund pursuant to the Proposal 2 Transaction.  For federal tax purposes, Nationwide Life and the Participating Insurance Companies (rather than the Contract Owners) are treated as shareholders of the Financial Services Fund and Utilities Fund.  Contract Owners should ask their own tax advisors for more information on their own tax situation.  For further information about the federal tax consequences of the Transaction, see “Information about the Transaction and the Plans – What are the tax consequences of the Transaction?”

Who manages the Funds?

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, manages the investment of each Fund’s assets and supervises the daily business affairs of the Funds.  Subject to the supervision of the Board, NFA also determines the allocation of each Fund’s assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers.  NFA was organized in 1999 as an investment adviser for mutual funds.  NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.  As of December 31, 2008, NFA managed in the aggregate approximately $33.8 billion in assets in various investment company accounts.

Subject to the supervision of NFA and the Board, a subadviser will manage all or a portion of each Fund’s assets in accordance with each Fund’s investment objectives and strategies.  With regard to the portion of a Fund’s assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

Financial Services Fund

Aberdeen Asset Management Inc. (“Aberdeen”) is the subadviser for the Financial Services Fund and is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103.  Aberdeen, formed in 1993, is the U.S. arm of a global investment management group based in the United Kingdom, Aberdeen Asset Management PLC.

Douglas Burtnick, CFA, portfolio manager, and Stuart Quint, CFA, equity research analyst, are responsible for the day-to-day management of the Financial Services Fund and the selection of the Financial Services Fund’s investments, and have managed the Financial Services Fund since November 3, 2003.

Mr. Burtnick joined Aberdeen in October 2007.  Prior to that, he was a portfolio manager employed by NFA since May 2002.  Mr. Quint provides fundamental research coverage for the financial sector, including banks, savings and loans, brokers, insurance companies and other specialized financial companies.  Mr. Quint joined Aberdeen in October 2007 after having been employed by NFA since 2003.  Mr. Quint holds a BS degree in Economics from the Wharton School at the University of Pennsylvania (cum laude) along with a BA in Russian Civilization, and is also a CFA.

Utilities Fund

Gartmore Global Partners (“GGP”) is located at 8 Fenchurch Place, London, England, United Kingdom and is the subadviser for the Utilities Fund.  GGP is ultimately owned by a Cayman Islands registered private equity fund sponsored by Hellman & Friedman LLC, a private equity firm based in the United States, together with a significant portion of GGP’s employees.

Ben Walker, CFA, senior portfolio manager, Global Equities, is responsible for the day-to-day management of the Fund and the selection of the Utilities Fund’s investments.  He has managed the Fund since July 1, 2003.  Mr. Walker joined GGP in 1997.  He has obtained the Investment Management Certificate and is a CFA Charterholder.  Mr. Walker graduated from St. Edmund Hall, Oxford University, with an Honours degree in Politics, Philosophy and Economics in 1993.

Value Fund

Goldman Sachs Asset Management, L.P. (“GSAM”) is subadviser for a portion of the Value Fund. GSAM is located at 32 Old Slip, New York, New York 10005.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co.  The individuals listed below include, but are not limited to, those with responsibility for making investment decisions for the Fund.

Eileen Rominger is a Managing Director and Chief Investment Officer of GSAM.  She joined GSAM as a portfolio manager and Chief Investment Officer of GSAM’s Value Team in August 1999.

Dolores Bamford, CFA, is a Managing Director of GSAM.  She joined GSAM as a portfolio manager for GSAM’s Value Team in April 2002.

David L. Berdon is a Managing Director of GSAM.  He joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002.

Andrew Braun is a Managing Director of GSAM.  He joined GSAM in July 1993 as a mutual fund product development analyst.  From January 1997 to April 2001 Mr. Braun was a research analyst on the GSAM Value Team and became a portfolio manager in May 2001.  Scott Carroll, CFA, is a Managing Director of GSAM.  He joined GSAM as a portfolio manager for the GSAM Value Team in May 2002.

Sean Gallagher is a Managing Director and Co-Chief Investment Officer, Value Equity, of GSAM.  He joined GSAM as a research analyst for the GSAM Value Team in May 2000 and became a portfolio manager in December 2001.

Sean Butkus, CFA, is a Vice President of GSAM.  He joined GSAM in 1998, became a research analyst on the GSAM Value Team in July 2004, and a portfolio manager in 2006.

Wellington Management Company, LLP (“Wellington Management”) is subadviser for a portion of the Value Fund.  Wellington Management, a Massachusetts limited liability partnership, is located at 75 State Street, Boston, Massachusetts 02109.  The following individuals are responsible for managing the Fund.

David W. Palmer, CFA, Vice President and Equity Portfolio Manager at Wellington Management, joined the firm as an investment professional in 1998.  Mr. Palmer has been the portfolio manager of the Fund since its inception (2008).

David R. Fassnacht, CFA, Senior Vice President and Equity Portfolio Manager at Wellington Management, joined the firm as an investment professional in 1991.  Mr. Fassnacht has been involved in portfolio management and securities analysis for the Fund since its inception (2008).

        James N. Mordy, Senior Vice President and Equity Portfolio Manager at Wellington Management, joined the firm as an investment professional in 1985.  Mr. Mordy has been involved in portfolio management and securities analysis for the Fund since its inception (2008).

Deutsche Investment Management Americas Inc., doing business as Deutsche Asset Management (“Deutsche”) is subadviser for a portion of the Value Fund.  Deutsche is located at 345 Park Avenue, New York, New York 10154.  Deutsche is an indirect, wholly-owned subsidiary of Deutsche Bank AG.

The sleeve of the Fund that is subadvised by Deutsche is managed by a team of investment professionals.  Each portfolio manager on the team has authority over all aspects of the sleeve’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The following people handle the day-to-day management of the Value Fund’s sleeve:

James Francis, CFA, is Director and lead portfolio manager for Active Quantitative Equity: New York, a division of Deutsche’s Quantitative Strategies portfolio management and trading team.  He joined Deutsche in 2008, previously serving as Senior Vice President, Senior Portfolio Manager with Northern Trust from 2005 to 2008, and Principal at State Street Global Advisors from 1987 to 2005.  He received a BS from the University of Massachusetts, Amherst.

Robert Wang is a Managing Director and co-portfolio manager on the investment team at Deutsche.  He also serves as head of Deutsche’s Quantitative Strategies portfolio management and trading team.  He joined Deutsche in 1995 and became a portfolio manager to the Fund in March 2008.  He received a BS from the Wharton School, University of Pennsylvania.

What are the fees and expenses of each Fund and what might they be after the Transaction?

The following tables describe the fees and expenses that you may pay when buying and holding shares of the Financial Services Fund, Utilities Fund and Value Fund depending on the share class you hold, followed by those estimated to be charged with respect to the Value Fund after the Proposal 2 Transaction.  The operating expenses shown are based on expenses incurred during each Fund’s most recent fiscal year ended December 31, 2008.  In addition, the fees and expenses do not include sales charges and other expenses that may be imposed by Variable Contracts.  If these amounts were reflected, the fees and expenses would be higher than shown.  Such sales charges and other expenses are described in the Variable Contract’s prospectus.

FEE TABLES FOR
THE FINANCIAL SERVICES FUND AND VALUE FUND1

Financial Services Fund – Class I and Class III Shares
	Actual			Pro Forma
	Financial Services Fund – Class I	Financial Services Fund – Class III	Value Fund – Class I	Value Fund - Class I After Transaction with Financial Services Fund10	Value Fund - Class I After Transaction With Financial Services Fund and Utilities Fund11
Shareholder Fees (paid directly from your investment)	N/A	N/A	N/A	N/A	N/A
Short-Term Trading Fee	N/A	1.00%2	N/A	N/A	N/A
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.80%3	0.80%3	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A	N/A	N/A
Other Expenses	0.41%4	0.40%4	0.37%5	0.37%5	0.30%5
TOTAL ANNUAL FUND OPERATING EXPENSES	1.21%	1.20%	1.02%	1.02%	0.95%
Amount of Fee Waiver/Expense Reimbursement	N/A6	N/A6	0.10%7	0.10%7	0.03%7
TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS/EXPENSE REIMBURSEMENTS)	1.21%	1.20%	0.92%	0.92%8, 9	0.92%8, 9

Financial Services Fund – Class II Shares
	Actual		Pro Forma
	Financial Services Fund – Class II	Value Fund – Class II	Value Fund - Class II After Transaction with Financial Services Fund10	Value Fund - Class II After Transaction With Financial Services Fund and Utilities Fund11
Shareholder Fees (paid directly from your investment)	N/A	N/A	N/A	N/A
	N/A	N/A	N/A	N/A
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.80%3	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.40%4	0.37%5	0.37%5	0.32%5
TOTAL ANNUAL FUND OPERATING EXPENSES	1.45%	1.27%	1.27%	1.22%
Amount of Fee Waiver/Expense Reimbursement	N/A6	0.10%7	0.10%7	0.05%7
TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS/EXPENSE REIMBURSEMENTS)	1.45%	1.17%	1.17%8, 9	1.17%8, 9

1	Variable Contracts impose sales charges and other expenses on Contract Owners. Such sales charges and other expenses are described in the Variable Contract’s prospectus.

2
A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 2, “Investing with Nationwide Funds: Short-Term Trading Fees,” of the Financial Services Fund’s prospectus.

3
Management fees have been restated to reflect the elimination of a performance-based management fee and implementation of an asset-based management fee equal to the lowest possible management fee under the previous performance-based fee structure, as approved by the Board of Trustees on January 16, 2009.  Under no circumstances, during a six-month transition period, as described on page 7 of the Financial Services Fund’s prospectus, will the management fee under the new fee structure exceed what the Adviser would have received under the old structure assuming maximum penalty for underperformance.

4
“Other Expenses” include administrative services fees which currently are 0.16%, 0.15% and 0.15% for Class I, Class II and Class III shares, respectively, but which are permitted to be as high as 0.25%.  The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because, until at least May 1, 2010, the Fund does not intend to pay insurance companies a higher amount.  If the full amount of administrative services fees were charged, total operating expenses would be 1.30%, 1.55% and 1.30% for Class I, Class II and Class III shares, respectively.

5
“Other Expenses” include administrative services fees which currently are 0.15% and 0.15% for Class I and Class II shares, respectively, but which are permitted to be as high as 0.25%.  The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because, until at least May 1, 2010, the Fund does not intend to pay insurance companies a higher amount.  If the full amount of administrative services fees were charged, total operating expenses (after fee waivers/ expense reimbursements) would be 1.02% and 1.27% for Class I and Class II shares, respectively.

6
The Trust and the Adviser have entered into a written contract limiting operating expenses to 1.05% for all share classes until at least May 1, 2010.  This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, short sale dividend expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business.  The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.  Currently, all share classes are operating at or below the expense limit.

7.
The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.77% for all share classes until May 1, 2010.  This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, short sale dividend expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business.  The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

8.
This pro forma projection is based on each Fund’s asset levels as of December 31, 2008.  Because of inflows into the Value Fund during 2009, its total operating expense ratio has dropped below the contractual expense limitation of 0.77%.  Therefore, NFA no longer waives fees or reimburses expenses.  Based on the levels in each Fund’s assets as of September 30, 2009, the pro forma total expense ratio of Class I and Class II shares of the Value Fund is 0.90% and 1.15%, respectively.

9
The Trust and the Adviser have entered into a written contract limiting total annual fund operating expenses (after fee waivers/expense reimbursements) of the Value Fund to the amount equal to the Financial Services Fund’s total annual fund operating expenses (after fee waivers/expense reimbursements) until at least May 1, 2011.  It is anticipated that Class I and Class II shares of the Value Fund will operate below this limit.

10	Pro forma information presented assumes only the Financial Services Fund merges into the Value Fund.

11	Pro forma information presented assumes that both the Financial Services Fund and Utilities Fund merge into the Value Fund.

FEE TABLES FOR
THE UTILITIES FUND AND VALUE FUND1

Utilities Fund – Class I and Class III Shares
	Actual			Pro Forma
	Utilities Fund – Class I	Utilities Fund – Class III	Value Fund – Class I	Value Fund - Class I After Transaction with Utilities Fund10	Value Fund - Class I After Transaction With Financial Services Fund and Utilities Fund11
Shareholder Fees (paid directly from your investment)	N/A	N/A	N/A	N/A	N/A
Short-Term Trading Fee	N/A	1.00%2	N/A	N/A	N/A
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.60%3	0.60%3	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A	N/A	N/A
Other Expenses	0.31%4	0.31%4	0.37%5	0.37%5	0.30%5
TOTAL ANNUAL FUND OPERATING EXPENSES	0.91%	0.91%	1.02%	1.02%	0.95%
Amount of Fee Waiver/Expense Reimbursement	N/A6	N/A6	0.10%7	0.10%7	0.03%7
TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS/EXPENSE REIMBURSEMENTS)	0.91%	0.91%	0.92%	0.92%8, 9	0.92%8, 9

Utilities Fund – Class II Shares
	Actual		Pro Forma
	Utilities Fund – Class II	Value Fund – Class II	Value Fund - Class II After Transaction with Utilities Fund10	Value Fund - Class II After Transaction With Financial Services Fund and Utilities Fund11
Shareholder Fees (paid directly from your investment)	N/A	N/A	N/A	N/A
Short-Term Trading Fee	N/A	N/A	N/A	N/A
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.60%3	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.31%4	0.37%5	0.37%5	0.32%5
TOTAL ANNUAL FUND OPERATING EXPENSES	1.16%	1.27%	1.27%	1.22%
Amount of Fee Waiver/Expense Reimbursement	N/A6	0.10%7	0.10%7	0.05%7
TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS/EXPENSE REIMBURSEMENTS)	1.16%	1.17%	1.17%8, 9	1.17%8, 9

1	Variable Contracts impose sales charges and other expenses on Contract Owners. Such sales charges and other expenses are described in the Variable Contract’s prospectus.

2
A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 2, “Investing with Nationwide Funds: Short-Term Trading Fees,” of the Utilities Fund’s prospectus.

3
Management fees have been restated to reflect the elimination of a performance-based management fee and implementation of an asset-based management fee equal to the lowest possible management fee under the previous performance-based fee structure, as approved by the Board of Trustees on January 16, 2009.  Under no circumstances, during a six-month transition period, as described on page 7 of the Utilities Fund’s prospectus, will the management fee under the new fee structure exceed what the Adviser would have received under the old structure assuming maximum penalty for underperformance.

4
“Other Expenses” include administrative services fees which currently are 0.15%, 0.15% and 0.15% for Class I, Class II and Class III shares, respectively, but which are permitted to be as high as 0.25%.  The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because, until at least May 1, 2010, the Fund does not intend to pay insurance companies a higher amount.  If the full amount of administrative services fees were charged, total operating expenses would be 1.01%, 1.26% and 1.01% for Class I, Class II and Class III shares, respectively.

5
“Other Expenses” include administrative services fees which currently are 0.15% and 0.15% for Class I and Class II shares, respectively, but which are permitted to be as high as 0.25%.  The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because, until at least May 1, 2010, the Fund does not intend to pay insurance companies a higher amount.  If the full amount of administrative services fees were charged, total operating expenses (after fee waivers/ expense reimbursements) would be 1.02% and 1.27% for Class I and Class II shares, respectively.

6
The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.85% for all share classes until at least May 1, 2010.  This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, short sale dividend expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business.  The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.  Currently, all share classes are operating below the expense limit.

7
The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.77% for all share classes until May 1, 2010.  This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, short sale dividend expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business.  The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

8
This pro forma projection is based on each Fund’s asset levels as of December 31, 2008.  Because of inflows into the Value Fund during 2009, its total operating expense ratio has dropped below the contractual expense limitation of 0.77%.  Therefore, NFA no longer waives fees or reimburses expenses.  Based on the levels in each Fund’s assets as of September 30, 2009, the pro forma total expense ratio of Class I and Class II shares of the Value Fund is 0.90% and 1.15%, respectively.

9
The Trust and the Adviser have entered into a written contract limiting total annual fund operating expenses (after fee waivers/expense reimbursements) of the Value Fund to the amount equal to the Utilities Fund’s total annual fund operating expenses (after fee waivers/expense reimbursements) until at least May 1, 2011.  It is anticipated that Class I and Class II shares of the Value Fund will operate below this limit.

10	Pro forma information presented assumes only the Utilities Fund merges into the Value Fund.

11	Pro forma information presented assumes that both the Financial Services Fund and Utilities Fund merge into the Value Fund.

Examples

These Examples are intended to help you compare the costs of investing in Financial Services Fund and Utilities Fund shares with the cost of investing in the Value Fund shares of the comparable class, both before and after the Proposal 2 Transaction.  The Examples, however, do not include charges that are imposed by Variable Contracts.  If these charges were reflected, the expenses listed below would be higher.  The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods.  The Examples assume a 5% return each year, no change in expenses, and the application of any expense limitations for one year only.  Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

Financial Services Fund – Class I, Class II, and Class III Shares
	1 Year	3 Years	5 Years	10 Years
Financial Services Fund – Class I Shares	$123	$384	$665	$1,466
Financial Services Fund – Class III Shares1	122	381	660	1,455
Value Fund – Class I Shares	94	315	554	1,239
Pro forma Value Fund – Class I Shares (after the Transaction with Financial Services Fund)2	94	315	554	1,239
Pro forma Value Fund – Class I Shares (after the Transaction with Financial Services Fund and Utilities Fund)3	94	300	523	1,164

	1 Year	3 Years	5 Years	10 Years
Financial Services Fund – Class II Shares	$148	$459	$792	$1,735
Value Fund – Class II Shares	119	393	687	1,525
Pro forma Value Fund – Class II Shares (after the Transaction with Financial Services Fund)2	119	393	687	1,525
Pro forma Value Fund – Class II Shares (after the Transaction with Financial Services Fund and Utilities Fund)3	119	382	666	1,473

Utilities Fund – Class I, Class II, and Class III Shares
	1 Year	3 Years	5 Years	10 Years
Utilities Fund – Class I Shares	$93	$290	$504	$1,120
Utilities Fund – Class III Shares1	93	290	504	1,120
Value Fund – Class I Shares	94	315	554	1,239
Pro forma Value Fund – Class I Shares (after the Transaction with Utilities Fund)4	94	315	554	1,239
Pro forma Value Fund – Class I Shares (after the Transaction with Financial Services Fund and Utilities Fund)3	94	300	523	1,164

	1 Year	3 Years	5 Years	10 Years
Utilities Fund – Class II Shares	$118	$368	$638	$1,409
Value Fund – Class II Shares	119	393	687	1,525
Pro forma Value Fund – Class II Shares (after the Transaction with Utilities Fund)4	119	393	687	1,525
Pro forma Value Fund – Class II Shares (after the Transaction with Financial Services Fund and Utilities Fund)3	119	382	666	1,473

1
With respect to the Class III shares, the Example does not include the effect of the short-term trading fee.  If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

2	Pro forma information presented assumes only the Financial Services Fund merges into the Value Fund.

3	Pro forma information presented assumes that both the Health Financial Services Fund and Utilities Fund merge into the Value Fund.

4	Pro forma information presented assumes only the Utilities Fund merges into the Value Fund.

These are just examples.  They do not represent past or future expenses or returns.  Each of the Funds pays its own operating expenses.  The effects of these expenses are reflected in the net asset value and are not directly charged to your account.  The expenses of each of the Funds comprise expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of the Trust that are allocated among the various series of the Trust.

How do the performance records of the Funds compare?

As described under the section “Reasons for the Transaction,” the Board considered a number of factors when reviewing the Plans and considering the Proposal 2 Transaction.  The performance history of the Financial Services Fund and Utilities Fund compared to the Value Fund, as of September 30, 2009, was among the factors that the Board considered.  The performance history of the Financial Services Fund, Utilities Fund and Value Fund (without any charges imposed by Variable Contracts) as of September 30, 2009 is shown below:

	Average Annual Total Returns
Financial Services Fund – Class I, Class II, and Class III Shares
	1 Year	3 Years	5 Years	Since Inception
Financial Services Fund – Class I	(6.66)%	(8.93)%	1.53%	4.72% 1
Financial Services Fund – Class III	(6.75)%	(8.92)%	1.56%	4.74% 1
Value Fund – Class I	(3.31)%	N/A	N/A	(12.58)%2

Financial Services Fund – Class II	(6.87)%	(9.14)%	1.28%	4.48% 1
Value Fund – Class II	(3.47)%	N/A	N/A	(12.75)%2

Performance Benchmark For Financial Services Fund
MSCI World Financials Index3	(9.72)%	(14.13)%	(1.45)%	0.96% 4
Performance Benchmark For Value Fund
Russell 1000® Value Index5	(10.62)%	N/A	N/A	(14.21)%2

Utilities Fund – Class I, Class II, and Class III Shares
	1 Year	3 Years	5 Years	Since Inception
Utilities Fund – Class I	(0.47)%	(0.92)%	8.00%	5.61% 1
Utilities Fund – Class III	(0.46)%	(0.93)%	8.02%	5.64% 1
Value Fund – Class I	(3.31)%	N/A	N/A	(12.58)2

Utilities Fund – Class II	(0.82)%	(1.20)%	7.72%	5.37% 1
Value Fund – Class II	(3.47)%	N/A	N/A	(12.75)%2

Performance Benchmark For Utilities Fund
MSCI World Telecommunication Services Index6	6.09%	1.10%	5.06%	1.30% 4
MSCI World Utilities Index6	(5.04)%	(0.78)%	10.34%	8.55% 4
Global Utilities Composite Index6	1.68%	1.10%	7.27%	5.26% 4
Performance Benchmark For Value Fund
Russell 1000® Value Index5	(10.62)%	N/A	N/A	(14.21)%2

1	The Fund commenced operations on December 28, 2001.

2	The Value Fund did not begin operations until March 25, 2008. Therefore, performance for the Value Fund and the Performance Benchmarks are only included since that date.

3
The MSCI World Financials IndexSM is an unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the global financial services sector.  Unlike mutual funds, the Index does not incur expenses.  If expenses were deducted, the actual returns of the Index would be lower.  Individuals cannot invest directly in an index.

4	The index reports on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since December 31, 2001.

5
The Russell 1000® Value Index is an unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values.  The Index does not pay sales charges, fees or expenses.  If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower.  Individuals cannot invest directly in an index.

6
The MSCI World Telecommunication Services IndexSM is an unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the global utilities sector.  The MSCI World Utilities IndexSM is an unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the utilities sector, such as electric, gas, multi-utilities, and unregulated power and water.  The Global Utilities Composite Index is a combination of 60% MSCI World Telecommunication Services Index and 40% MSCI World Utilities Index.  Unlike mutual funds, neither Index incurs expenses.  If expenses were deducted, the actual returns of each Index would be lower. Individuals cannot invest directly in an index.

Where can I find more financial information about the Funds?

The Financial Services Fund’s, Utilities Fund’s and Value Fund’s Annual Report contains a discussion of each Fund’s performance during the fiscal year ending December 31, 2008 and shows per share information for each of the previous five fiscal years (or since inception, if less than five years).  Each Fund’s Annual Report for the fiscal year ending December 31, 2009 will be available on or after February 28, 2010.  These documents, and each Fund’s most recent Semiannual Reports (June 30, 2009), are available upon request.  (See “More Information about the Funds”).

What are other key features of the Funds?

Investment Advisory Fees.  NFA is the investment adviser of each Fund.  NFA has entered into separate investment advisory agreements relating to each Fund.  The investment advisory fees for the Funds are:

Fund	Investment Advisory Fee
Financial Services Fund	0.80% on assets up to $500 million 0.75% on assets of $500 million and more but less than $2 billion 0.70% for assets of $2 billion and more
Utilities Fund	0.60% on assets up to $500 million 0.55% on assets of $500 million and more but less than $2 billion 0.50% for assets of $2 billion and more
Value Fund	0.65% of the Fund’s average daily net assets

The Financial Services Fund and the Utilities Fund have not achieved sufficient asset size, as of September 30, 2009, to qualify for any of the investment advisory breakpoints detailed in the above chart.  NFA has contracted to waive the portion, if any, of the annual investment advisory fees payable by each Fund and to pay certain expenses of each Fund for the period through May 1, 2010 to the extent necessary to limit the total operating expenses of the appropriate class of each Fund to the levels described in the Fee Tables.

NFA pays a subadvisory fee to each subadviser based upon the investment advisory fee NFA receives.

Distribution Services.  Nationwide Fund Distributors LLC (“NFD” or the “Distributor”), 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, serves as underwriter for each of the Funds in the continuous distribution of their shares pursuant to an Underwriting Agreement dated May 1, 2007.  In its capacity as Distributor, NFD solicits orders for the sale of shares, advertises and pays the costs of distribution, advertising, office space and the personnel involved in such activities.  NFD receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the 12b-1 fee imposed upon the sale of Class II shares of each Fund, as applicable.  The Underwriting Agreement for each of the Financial Services Fund, Utilities Fund and Value Fund is identical.

Rule 12b-1 Plans.  The Funds have adopted separate distribution plans under Rule 12b-1 of the 1940 Act (the “Rule 12b-1 Plan”) for each Fund’s Class II shares.  The Plan permits each Fund to compensate NFD, as each Fund’s principal underwriter, for expenses associated with the distribution of Class II shares of the Funds. Although actual distribution expenses may be more or less, Class II shares pay NFD an annual fee under the Distribution Plan an amount that will not exceed 0.25%.  The Rule 12b-1 Plans for the Financial Services Fund, Utilities Fund and Value Fund are identical.

Purchase, Exchange and Redemption Procedures.  Generally, there are no differences between each Fund’s procedures with regard to the purchase, exchange and redemption of Fund shares.  You may refer to the Financial Services Fund, Utilities Fund and Value Fund Prospectus under the section entitled “Investing with Nationwide Funds” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of the Fund’s shares.  In summary, the purchase, exchange, and redemption price of each share of the Funds is its net asset value next determined after the order is received in good order by the Fund or its agent.  Shares may be redeemed or exchanged at any time, subject to certain restrictions.  Your Variable Contract may impose a sales charge and, because Variable Contracts may have different provisions with respect to the timing and method of redemptions and exchanges, Contract Owners should contact their insurance company directly for details concerning these transactions.

Dividends, Distributions and Taxes.  Generally, there are no differences between each Fund’s procedures with regard to dividends, distributions and taxes.  You may refer to the Financial Services Fund, Utilities Fund and Value Fund Prospectus under the section entitled “Distributions and Taxes.”  In summary, substantially all of each Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund.  Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually.  The Funds automatically reinvest any capital gains.  Generally, Contract Owners are not taxed currently on income or gains realized under such contracts until the income or gain is distributed.  However, income distributions from such contracts will be taxable at ordinary income tax rates, subject to certain early withdrawal penalties.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND PRINCIPAL RISKS

This section describes the investment objectives, principal strategies and the key investment policies of the Funds, and certain noteworthy differences between such objectives, principal strategies and policies, as well as the principal risks associated with such objectives, principal strategies and policies.  For a complete description of the Value Fund’s principal strategies, policies and principal risks, you should read the Value Fund Prospectus, which is included with this Proxy Statement/Prospectus.

Are there any significant differences between the investment objectives of the Financial Services Fund and Utilities Fund compared to the Value Fund?

The investment objective of  each of the Financial Services Fund and Utilities Fund is identical to the investment objective of the Value Fund.  The Financial Services Fund, Utilities Fund and Value Fund seek long-term capital growth.  The Financial Services Fund’s, Utilities Fund’s and Value Fund’s investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

Are there any significant differences between the principal strategies and policies of the Financial Services Fund and Utilities Fund compared to the Value Fund?

The principal strategies and policies of the Financial Services Fund and Utilities Fund are substantially similar in some respects, but differ in other material respects from the principal strategies and policies of the Value Fund.

Financial Services Fund

Under normal circumstances, the Financial Services Fund invests at least 80% of the value of its net assets in equity securities issued by U.S. and foreign companies (including those located in emerging market countries) with business operations in or related to financial services.  Under normal market conditions, the Fund will invest a significant portion of its net assets (at least 40% – unless market conditions are not deemed favorable by the subadviser, in which case the Financial Services Fund would invest at least 30%) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States.  In pursuing the Financial Services Fund’s objective, a company that is eligible for investment by the Financial Services Fund typically derives at least 50% of its revenues, net income or assets from the financial services sector.  The Financial Services Fund also concentrates at least 25% of its net assets in at least one or more financial sciences related industry groups.  The Financial Services Fund may engage in active and frequent trading of portfolio securities.

The subadviser aims to provide strong performance by investing in companies the portfolio manager believes (1) have the potential to deliver unexpected earnings growth; and (2) have prospects for earnings growth that the market has underestimated.  Just as importantly, the subadviser attempts to avoid companies whose earnings appear likely to fall short of expectations.  The subadviser considers selling a security if it believes the security no longer offers potential for unexpected earnings growth.  The subadviser specifically monitors: (1) earnings revisions and surprises; (2) stock price performance; and (3) any information indicating a change in the industry or franchise assessment of a company.

        The Financial Services Fund may invest in financial services companies of any size, including established large-cap companies that are expected to grow with the market and small- and mid-cap companies that may offer strong prospects for future growth.

The Fund is non-diversified, and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers.

The most significant differences between the Financial Services Fund and Value Fund, which is discussed below, are that the Financial Services Fund invests in issuers of any size, including small-, mid-, and large-cap companies, and in emerging markets while the Value Fund primarily invests in large-cap companies, utilizing a value style of investing.  The Financial Services Fund, unlike the Value Fund, is non-diversified and concentrated as to industry.  Therefore, the Financial Services Fund may invest a significant portion of its assets in the securities of a single issuer or small number of issuers and will be concentrated in the financial services industry.  The Value Fund, unlike the Health Sciences Fund, is managed by multiple subadvisers.

Utilities Fund

Under normal circumstances, the Utilities Fund invests at least 80% of the value of its net assets in equity securities issued by U.S. and foreign companies (including those located in emerging market countries) with business operations in or related to utilities.  Under normal market conditions, the Utilities Fund will invest a significant portion of its net assets (at least 40% – unless market conditions are not deemed favorable by the subadviser, in which case the Utilities Fund would invest at least 30%) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States.  A company that is eligible for investment by the Utilities Fund typically derives at least 50% of its revenues, net income or assets from the utilities sector.  The Utilities Fund also concentrates at least 25% of its net assets in at least one or more utilities related industry groups.

Although utility companies traditionally have been known for paying above-average dividends, the Utilities Fund instead invests a portion of its assets in securities that emphasize capital appreciation over dividends in order to produce an overall portfolio that generally combines elements of both value and growth styles of investing. The Utilities Fund may also invest in equity securities of large-cap companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase return or as part of a hedging strategy.

The subadviser aims to provide strong performance by investing in companies that it believes (1) have the potential to deliver unexpected earnings; and (2) whose prospects for earnings have been underestimated by the market.  Just as importantly, the subadviser attempts to avoid companies whose earnings the subadviser believes are likely to fall short of expectations.  The subadviser assesses the valuation and growth rates both of a particular company and of its utility sector.  The subadviser conducts proprietary research in order to form an independent perspective that provides a basis for valuing stocks.  By comparing its own valuations of individual companies to those of the market, the subadviser seeks to pinpoint companies whose prospects appear different from the market’s consensus.  The subadviser considers selling a security if it believes the security no longer offers potential for unexpected earnings growth.  The subadviser specifically monitors: (1) earnings revisions and surprises; (2) stock price performance and (3) any information indicating a change in the industry or franchise assessment of a company.

The Utilities Fund may invest in utility companies of any size, including established large-cap companies that are expected to grow with the market and small- and mid-cap companies that may offer stronger prospects for future growth.

The Utilities Fund is non-diversified, and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers.

The most significant differences between the Utilities Fund and Value Fund, which is discussed below, are that the Utilities Fund invests in issuers of any size, including small-, mid-, and large-cap companies, while the Value Fund primarily invests in large-cap companies, utilizing a value style of investing.  The Utilities Fund, unlike the Value Fund, is non-diversified and is concentrated as to industry.  Therefore, the Utilities Fund may invest a significant portion of its assets in the securities of a single issuer or small number of issuers and will be concentrated in the utilities industry.  The Value Fund, unlike the Utilities Fund, is managed by multiple subadvisers.

Value Fund

Under normal circumstances, the Value Fund invests at least 80% of the value of its net assets in equity securities issued by large-cap companies, utilizing a value style of investing.  In other words, the Value Fund seeks companies whose stock price may not reflect the company’s intrinsic value.  Equity securities in which the Value Fund invests are primarily common stock.  The Value Fund may also invest in equity securities of large-cap companies that are located outside the United States, and in derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase return or as part of a hedging strategy.  The Value Fund may engage in active and frequent trading of portfolio securities.

The Value Fund consists of three sleeves, or portions, managed by different subadvisers: GSAM, Wellington Management, and Deutsche.  GSAM seeks to identify quality businesses selling at compelling valuations through intensive, firsthand fundamental research.  Business quality, conservative valuation, and thoughtful portfolio construction are the key elements to GSAM’s value approach.  GSAM believes that businesses represent compelling value when market uncertainty exists and/or their economic value is not recognized by the market.  GSAM believes that quality businesses are those exhibiting sustainable operating or competitive advantages, excellent stewardship of capital, the capability to earn above their cost of capital, and/or strong or improving balance sheets and cash flow.

Wellington Management seeks to outperform the Value Fund’s benchmark index over time.  Wellington Management uses a contrarian approach, investing in solid companies whose current fundamentals and stock prices are depressed relative to their longer-term expectations.  Investment decisions are based on bottom-up, fundamental research and seek to take advantage of short- and intermediate-term price dislocations by purchasing good companies with attractive long-term growth prospects at significant discounts to long-term fair value.

Deutsche uses quantitative techniques to select stocks of companies that have been sound historically but which are temporarily out of favor.  Deutsche then compares these stocks to other companies within the same industry group, based on current and historical data, including but not limited to measures of how expensive a stock is, earnings growth potential and market sentiment.  Deutsche believes that this enables its portfolio managers to assign expected levels of return to those stocks.  Next, the portfolio managers use a quantitative model to build a portfolio of stocks from these rankings that they believe provides the appropriate balance between risk and expected return.

How do the fundamental investment restrictions of the Financial Services Fund and Utilities Fund differ from the Value Fund?

The Financial Services Fund, Utilities Fund and Value Fund have adopted fundamental investment restrictions that in many cases are identical or very similar.  However, there are also material differences.  All of the Funds have adopted identical fundamental restrictions related to lending, real estate holdings, commodities, borrowing and underwriting.  However, unlike the Value Fund, the Financial Services Fund and Utilities Fund have not adopted a diversification restriction.  If a fund is “diversified,” such as the Value Fund, it may not purchase the securities of any one issuer if, at the time of purchase, with respect to 75% of the fund’s total assets, more than 5% of its total assets would be invested in the securities of that issuer, or the fund would own or hold more than 10% of the outstanding voting securities of that issuer.  Up to 25% of the Value Fund’s total assets may be invested without regard to these limitations.  Under the 1940 Act, these limitations do not apply to securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities, or to the securities of other investment companies.  As a result, the Financial Services Fund and Utilities Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of the Financial Services Fund and Utilities Fund shares.

Additionally, the Financial Services Fund and Utilities Fund have adopted a different concentration policy than the Value Fund.  Under the 1940 Act, a fund’s policy regarding concentration of investments in the securities of companies in any particular industry must be fundamental.  The SEC Staff takes the position that a fund “concentrates” its investments if it invests more than 25% of its net assets (exclusive of certain items such as cash, U.S. government securities, securities of other investment companies, and certain tax-exempt securities) in any particular industry.  An investment company is not permitted to concentrate its investments in any particular industry unless it discloses its intention to do so, and the SEC Staff generally takes the position that a fund may not reserve the right to concentrate its investments in the future.

The Value Fund may not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Value Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry.  However, each of the Financial Services Fund and Utilities Fund must invest more than 25% of its total assets in securities of issuers in a particular industry.  Specifically, the Financial Services Fund must invest at least 25% of its assets in the financial services industry and the Utilities Fund must invest at least 25% of its assets in the utilities industry.

Each Fund may not change any of its fundamental investment restrictions without a prior Majority Vote of its shareholders (as defined below).  The Value Fund’s fundamental investment restrictions are listed in the Value Fund’s Statement of Additional Information, dated August 31, 2009  (as revised November 25, 2009) (1933 Act File No. 002-73024), which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement/Prospectus and is available upon request.

What are the principal risk factors associated with investments in the Funds?

Like all investments, an investment in any of the Funds involves risk.  There is no assurance that the Funds will meet their investment objectives.  A Fund’s ability to achieve its objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills.  If the value of the Fund’s investments goes down, you may lose money.

Investments in the Funds, as indicated below, are subject to the following principal risks:

Concentration/Sector risk (Financial Services Fund) – investing 25% or more of the Fund’s total assets in a select group of companies in financial services industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.  The financial services sector has recently experienced unusually large losses and high levels of instability and volatility, which may continue for the foreseeable future.  The Fund therefore is subject to risks faced by companies in the financial services industries, including: large holdings of devalued or illiquid assets; industry consolidation; extensive governmental regulation that affects the scope of their activities; the prices they can charge and the amount of capital they must maintain; adverse effects from changes in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; and the price competition to which banks and insurance companies may be subject.

Concentration risk (Utilities Fund) – investing 25% or more of the Fund’s total assets in a select group of companies in utilities and utility-related industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

Stock market risk (Financial Services Fund, Utilities Fund, Value Fund) – the Funds could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk (Financial Services Fund, Utilities Fund, Value Fund) – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.  The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk (Financial Services Fund, Utilities Fund) – a magnification of the risks that apply to all foreign investments.  These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Small- and mid-cap securities risk (Financial Services Fund, Utilities Fund) – in general, stocks of small- and mid-cap companies trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of large-cap companies or the market overall.  Small- and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a smaller number of key personnel.  If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small- or mid-cap company may lose substantial value.  Investing in small- and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

Non-diversified fund risk (Financial Services Fund, Utilities Fund) – because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Portfolio turnover (Financial Services Fund, Value Fund) – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

Derivatives risk (Utilities Fund, Value Fund) – the Fund may experience a significant loss or otherwise lose opportunities for gains if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways.  In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy.  Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Growth style risk (Utilities Fund) – growth investing involves buying stocks that have relatively high prices in relation to their earnings.  Because of these higher valuations, investing in growth stocks may be more risky than investing in companies with more modest growth expectations.  Growth stocks also may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements.  During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

Value style risk (Utilities Fund, Value Fund) – over time, a value style of investing may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.  Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks.  In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Multi-manager risk (Value Fund) – while NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadvisers.  It is possible that the security selection process of one subadviser will not complement that of the other subadvisers.  As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

REASONS FOR THE TRANSACTION

Based on the considerations described below, the Board, including the trustees who are deemed to be independent trustees (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) under the 1940 Act, on behalf of the Financial Services Fund, Utilities Fund and Value Fund, have determined that the Proposal 2

Transaction would be in the best interests of each such Fund and that the interests of each such Fund’s existing shareholders would not be diluted as a result of the Proposal 2 Transaction.

At a meeting of the Board held on December 2, 2009, NFA presented the Plans to the Trustees and provided the Trustees with data and analysis regarding the Proposal 2 Transaction.  At the meeting, the Board considered a number of factors, including the following:

•
The compatibility of the Financial Services Fund and Utilities Fund’s investment objective, principal strategies, policies, restrictions and principal risks with the investment objective, principal strategies, policies, restrictions, and principal risks of the Value Fund;

•	The relative size of the Financial Services Fund and Utilities Fund as compared to the Value Fund both before and after the Proposal 2 Transaction;

•
The relative past and current growth in assets of the Financial Services Fund and Utilities Fund compared to the Value Fund and the anticipated future inability of the Financial Services Fund and Utilities Fund to achieve satisfactory asset growth;

•	The relative expense ratios and advisory fees of the Financial Services Fund and Utilities Fund compared to the Value Fund;

•	The absolute and relative investment performance of the Funds as of September 30, 2009;

•	The anticipated federal income tax consequences of the Proposal 2 Transaction with respect to each Fund and its shareholders;

•	The estimated costs of the Proposal 2 Transaction and the extent to which the Funds would bear any such costs; and

•	The potential benefits of the Proposal 2 Transaction for the shareholders of each Fund.

The Board noted that the investment objectives for the Financial Services Fund and Utilities Fund are identical to the investment objective of the Value Fund.  The Board also noted that the Financial Services Fund and Utilities Fund were “sector funds,” i.e., funds that concentrate investments in their respective sectors of the equity market.  As a result, the Financial Services Fund and Utilities Fund feature more industry concentration than the Value Fund.  While these differences were considered material, the Board also noted that the Value Fund currently invests in similar industries and securities as the Financial Services Fund and Utilities Fund to varying degrees.

With respect to performance, the Board noted that relative performance of Class I shares of the Financial Services Fund, as of September 30, 2009, is in the second Lipper quintile, first Lipper quintile and first Lipper quintile for the one-year, three-year, and five-year periods, respectively, and is, year-to-date, behind its benchmark, the MSCI World Financials Index.  For Class I shares of the Utilities Fund, as of September 30, 2009, the performance is in the third Lipper quintile, fourth Lipper quintile and second Lipper quintile for the one-year, three-year and five-year periods, respectively, and is, year-to-date, behind its benchmarks, MSCI World Telecommunication Services Index and Global Utilities Composite Index and ahead of its third benchmark, the MSCI World Utilities Index.  With regard to the Value Fund, as of September 30, 2009, the performance of Class I shares is in the first Lipper quintile for the one-year period and third Lipper quintile since inception and is, year-to-date, ahead of its benchmark, the Russell 1000® Value Index.

In deciding whether to recommend approval of the Proposal 2 Transaction to shareholders, the Board also considered the fees and expense ratios of the Financial Services Fund and Utilities Fund compared to the Value Fund and the impact of existing contractual fee waivers on such expense ratios.  The Board considered the potential benefits afforded by a larger fund, such as the potential for greater economies of scale.  At the Board meeting, NFA informed the Board that, with the contractual fee waivers and expense limitations in place at that time, the net expenses for the Value Fund are lower than the net expenses of the Financial Services Fund and Utilities Fund (based on asset levels as of September 30, 2009).  The Board also considered that, at the meeting on December 2, 2009, NFA agreed to cap the fees of the Value Fund at a level that does not exceed the current net expense ratio of each of the Financial Services Fund and Utilities Fund for a period of one year after the Closing of the Proposal 2 Transaction (i.e., until May 1, 2011).

The Board was further informed by NFA that, as of September 30, 2009, the Financial Services Fund had approximately $16.6 million in assets (down from $29 million as of December 31, 2008), of which $4.2 million consists of seed capital controlled by Nationwide Mutual Insurance Company.  As of September 30, 2009, the Utilities Fund had approximately $24.3 million in assets (of which $4.3 million is seed capital controlled by Nationwide Mutual Insurance Company), following a sharp decline from a level of $69.1 million in 2006.  NFA indicated that the Financial Services Fund and Utilities Fund have never achieved efficient operating economies of scale.  The Financial Services Fund and Utilities Fund are not active underlying fund options available to variable annuity contracts offering living benefit features.  In addition, the Financial Services Fund and Utilities Fund have been walled off by Nationwide Life, restricting their availability to variable annuity contracts without living benefit features that are issued after the date on which the Fund had been walled off.  NFA therefore believes it very unlikely that the Financial Services Fund and Utilities Fund will grow and reach sustainable asset levels.  While the Value Fund invests in a broader range of industries than does the Financial Services Fund and Utilities Fund, its focus on value equities includes those in the financial services and utilities industries.  As of September 30, 2009, stocks of financial services companies represented approximately 23% of the Value Fund’s assets and stocks of companies in the utilities, energy and telecommunications sectors represented approximately 32% of the Value Fund's assets.  The present size of the Value Fund, with its availability to fund living benefit features, also suggests the continued viability of a mutual fund large enough to provide greater efficiencies and value to its shareholders with lower overall expenses.

NFA informed the Board that the Proposal 2 Transaction will be structured as a tax-free reorganization.  NFA also informed the Board that NFA would bear the costs (excluding brokerage costs, if any) related to the Proposal 2 Transaction, including the costs associated with the solicitation of proxies.

The Board approved the Plans, concluding that the Proposal 2 Transaction is in the best interests of the Financial Services Fund, Utilities Fund, and Value Fund, and that the interests of existing shareholders of the Financial Services Fund, Utilities Fund and Value Fund will not be diluted as a result of the Proposal 2 Transaction.  The Trustees approving the Plans and making the foregoing determinations included a majority of the Independent Trustees.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES OF NATIONWIDE VARIABLE INSURANCE TRUST, ON BEHALF OF THE FINANCIAL SERVICES FUND AND UTILITIES FUND, RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

If the shareholders of the Financial Services Fund and Utilities Fund do not approve the respective Plans, the Board may consider other possible courses of action for the Financial Services Fund and Utilities Fund, including liquidation and dissolution.

INFORMATION ABOUT THE TRANSACTION AND THE PLANS

This is only a summary of the Plans and is qualified in its entirety by the Plans.  You should read the actual Plans relating to the Proposal 2 Transaction, which are attached as Exhibit B to this Proxy Statement/Prospectus and are incorporated herein by reference.

How will the Transaction be carried out?

If the shareholders of the Financial Services Fund and Utilities Fund approve the Plans, the Proposal 2 Transaction will take place after the parties to the Plans satisfy various conditions.

If the shareholders of the Financial Services Fund and Utilities Fund approve the Plans, the Financial Services Fund and Utilities Fund will deliver to the Value Fund substantially all of their respective assets on the Closing Date.  In exchange, the Trust, on behalf of the Financial Services Fund and Utilities Fund, will receive the Value Fund’s shares to be distributed pro rata to the Financial Services Fund’s and Utilities Fund’s shareholders.  The value of the assets to be delivered to the Value Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. (“NYSE”) (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date.

If the Proposal 2 Transaction is approved, the stock transfer books of the Financial Services Fund and Utilities Fund will be permanently closed as of the close of business of the NYSE on the business day before the Closing Date.  The Financial Services Fund and Utilities Fund will accept requests for redemption only if received in proper form before that time.  Requests received after that time will be considered requests to redeem shares of the Value Fund.

To the extent permitted by law, the Plans may be amended without shareholder approval at the direction of the Board.  The Board may also agree to terminate and abandon the Proposal 2 Transaction at any time before or after the approval of shareholders of the Financial Services Fund and Utilities Fund or may terminate and abandon the Proposal 2 Transaction if certain conditions required under the Plans have not been satisfied.

Who will pay the expenses of the Transaction?

The expenses related to the Proposal 2 Transaction (excluding brokerage costs, if any), including the costs associated with the solicitation of proxies, will be paid by NFA.  Brokerage costs will be paid by the Financial Services Fund and Utilities Fund, which, ultimately, are paid by each such Fund’s shareholders.

What are the tax consequences of the Transaction?

The Proposal 2 Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”).  Based on certain assumptions and customary representations to be made on behalf of the Financial Services Fund, Utilities Fund and Value Fund, Stradley Ronon Stevens & Young, LLP (the Trust’s legal counsel) will, as a condition to the closing of the Proposal 2 Transaction, provide a legal opinion that, for federal income tax purposes, (i) shareholders of the Financial Services Fund and Utilities Fund will not recognize any gain or loss as a result of the exchange of their shares of the Financial Services Fund and Utilities Fund for shares of the Value Fund, (ii) the Value Fund will not recognize any gain or loss upon receipt by the Value Fund of the Financial Services Fund’s and Utilities Fund’s assets, (iii) the Financial Services Fund and Utilities Fund will not recognize any gain or loss upon the transfer of its assets to the Value Fund in exchange for shares of the Value Fund or upon the distribution of those Value Fund shares to the shareholders of the Financial Services Fund and Utilities Fund, (iv) the basis of the assets of the Financial Services Fund and Utilities Fund received by the Value Fund will be the same as the basis of those assets in the hands of the Financial Services Fund and Utilities Fund immediately prior to the Proposal 2 Transaction, and the Value Fund’s holding period in such assets will include the period during which such assets were held by the Financial Services Fund and Utilities Fund and (v) the holding period and aggregate tax basis of the Value Fund shares that are received by a Financial Services Fund and Utilities Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Financial Services Fund and Utilities Fund previously held by such shareholder.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts.  If the Proposal 2 Transaction is consummated but does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Financial Services Fund and Utilities Fund would recognize gain or loss on the transfer of its assets to the Value Fund.  However, in light of the tax-favored status of holders of variable insurance contracts designating investment of their contract assets in sub-accounts of insurance company separate accounts, failure of the Proposal 2 Transaction to qualify as a tax-free reorganization should not result in adverse tax consequences to such contract holders.  In particular, failure of the Proposal 2 Transaction to qualify as a tax-free reorganization should not result in any adverse tax consequences to the owners of the variable life insurance policies or variable annuity contracts that have selected the Financial Services Fund or Utilities Fund as an investment option because such contract holders are not taxed currently on income or gains realized under such contracts until such time as the contract holders draw on their insurance contracts.  Therefore, as a practical matter, investors in these Funds should not incur any adverse tax consequences on account of the Proposal 2 Transaction.

Capital losses of a fund can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains.  Assuming the Proposal 2 Transaction qualifies as a tax-free reorganization, as expected, the Value Fund will succeed to the capital loss carryovers, if any, of the Financial Services Fund and Utilities Fund upon the closing of the Proposal 2 Transaction for federal income tax purposes.  It is not anticipated that the capital loss carryovers of either Fund will be subject to an annual limitation as a result of the Proposal 2 Transaction.  This is because the Proposal 2 Transaction is not expected to result in a more than 50% “change in ownership” of the Financial Services Fund, Utilities Fund and Value Fund.

After the Proposal 2 Transaction, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.  You should consult your tax adviser regarding the effect, if any, of the Proposal 2 Transaction in light of your individual circumstances.  You should also consult your tax adviser about the state and local tax consequences, if any, of the Proposal 2 Transaction because this discussion only relates to the federal income tax consequences.

What should I know about shares of the Financial Services Fund, Utilities Fund and Value Fund?

If the Proposal 2 Transaction is approved by the shareholders of the Financial Services Fund and Utilities Fund, Class I and Class III shares of each of the Financial Services Fund and Utilities Fund will merge with and into Class I shares of the Value Fund.  Class II shares of the Financial Services Fund and Utilities Fund will merge with and into Class II shares of the Value Fund.  Each Fund will vote separately for the Proposal and approval of a Plan for one Fund is not dependant on the approval of the Plans for all of the Funds.  The different fees and expenses of each Class are provided above in the section “Fee Tables for the Financial Services Fund, Utilities Fund and Value Fund.”

Full and fractional shares of the Value Fund will be distributed to shareholders of the Financial Services Fund and Utilities Fund in accordance with the procedures described above.  When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights.  The shares of the Value Fund will be recorded electronically in each shareholder’s account.  The Value Fund will then send a confirmation to each shareholder.  The Value Fund shares to be issued in the Proposal 2 Transaction have the same rights and privileges as the shares of your Financial Services Fund and Utilities Fund.

Like the Financial Services Fund and Utilities Fund, the Value Fund does not routinely hold annual meetings of shareholders.  The Value Fund may hold special meetings for matters requiring shareholder approval.  A meeting of the Value Fund’s shareholders may also be called at any time by the Chairperson, the President of the Trust, in the absence of the Chairperson, or any Vice President or other authorized officer of the Trust, in the absence of the Chairperson and the President.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

The following tables set forth, as of September 30, 2009, the separate capitalizations of the Financial Services Fund, Utilities Fund and Value Fund, and the estimated capitalization of the Value Fund as adjusted to give effect to the Proposal 2 Transaction.  The capitalization of the Value Fund is likely to be different if and when the Proposal 2 Transaction is actually consummated.

	Financial Services Fund (unaudited)	Value Fund (unaudited)	Pro Forma Adjustments to Capitalization1	Value Fund after Transaction1,2 (estimated) (unaudited)
Net assets (all classes) Total shares outstanding	$16,536,077 2,195,653	$285,390,677 35,607,406	$- (86,336)	$326,197,670 40,701,255
Class I net assets Class I shares outstanding Class I net asset value per share	$3,952,395 525,038 $7.53	$6,857,678 855,995 $8.01	$31,142,485 3,862,525	$46,560,017 5,811,755 $8.01

Class II net assets Class II shares outstanding Class II net asset value per share	$719,247 95,941 $7.50	$48,858,979 6,107,704 $8.00	$- (5,176)	$49,963,633 6,245,793 $8.00

Class III net assets Class III shares outstanding Class III net asset value per share	$11,864,435 1,574,674 $7.53	N/A N/A N/A	$(31,142,485) (3,943,685)	N/A N/A N/A

Class Y net assets Class Y shares outstanding Class Y net asset value per share	N/A N/A N/A	$229,674,020 28,643,707 $8.02	$- -	$229,674,020 28,643,707 $8.02

	Utilities Fund (unaudited)	Value Fund (unaudited)	Pro Forma Adjustments to Capitalization1	Value Fund after Transaction1,2 (estimated) (unaudited)
Net assets (all classes) Total shares outstanding	$24,270,916 2,984,532	$285,390,677 35,607,406	$- (86,336)	$326,197,670 40,701,255
Class I net assets Class I shares outstanding Class I net asset value per share	$4,607,459 568,197 $8.11	$6,857,678 855,995 $8.01	$31,142,485 3,862,525	$46,560,017 5,811,755 $8.01

Class II net assets Class II shares outstanding Class II net asset value per share	$385,407 47,324 $8.14	$48,858,979 6,107,704 $8.00	$- (5,176)	$49,963,633 6,245,793 $8.00

Class III net assets Class III shares outstanding Class III net asset value per share	$19,278,050 2,369,011 $8.14	N/A N/A N/A	$(31,142,485) (3,943,685)	N/A N/A N/A

Class Y net assets Class Y shares outstanding Class Y net asset value per share	N/A N/A N/A	$229,674,020 28,643,707 $8.02	$- -	$229,674,020 28,643,707 $8.02

1
Reflects the conversion of Financial Services Fund and Utilities Fund shares for Value Fund shares as a result of the Proposal 2 Transaction.  Pro forma information presented assumes that both the Financial Services Fund and Utilities Fund merge into the Value Fund.

2             Assumes the Proposal 2 Transaction was consummated on September 30, 2009.

PROPOSAL 3 TO APPROVE A PLAN OF REORGANIZATION FOR THE NATIONWIDE LEADERS FUND

Shareholders of the Nationwide Leaders Fund are being asked to approve a Plan of Reorganization (the “Plan”) that will have the effect of reorganizing the Nationwide Leaders Fund with and into the Nationwide Fund as summarized below.

The Plan provides for: (i) the acquisition by the Nationwide Fund of substantially all of the property, assets and goodwill of the Nationwide Leaders Fund in exchange solely for shares of the Nationwide Fund; (ii) the pro rata distribution of shares of the Nationwide Fund to shareholders of the Nationwide Leaders Fund; and (iii) the liquidation and dissolution of the Nationwide Leaders Fund.  If the shareholders of the Nationwide Leaders Fund vote to approve the Plan, as a shareholder of the Nationwide Leaders Fund, you will receive Nationwide Fund shares equal in total value to your investment in the Nationwide Leaders Fund.  The Nationwide Leaders Fund will then be liquidated.

SUMMARY OF PROPOSAL 3

This is only a summary of certain information contained in the Proxy Statement/Prospectus.  You should read the more complete information in the rest of this Proxy Statement/Prospectus, including the Plan, attached as Exhibit C, and the Nationwide Fund Prospectus included with this Proxy Statement/Prospectus.

What is the purpose of Proposal 3?

The Board approved the Plan for the Nationwide Leaders Fund and recommends that shareholders of the Nationwide Leaders Fund approve the Plan.  If shareholders of the Nationwide Leaders Fund approve the Plan, substantially all of the Nationwide Leaders Fund’s assets will be transferred to the Nationwide Fund in exchange for the Nationwide Fund’s shares equal in value to the assets of the Nationwide Leaders Fund that are transferred to the Nationwide Fund.  The Nationwide Fund shares will then be distributed pro rata to the Nationwide Leaders Fund’s shareholders and the Nationwide Leaders Fund will be liquidated and dissolved.  The proposed transaction for the Nationwide Leaders Fund is referred to in this Proxy Statement/Prospectus as the “Proposal 3 Transaction.”

The Proposal 3 Transaction, if approved for the Nationwide Leaders Fund, will result in your shares of the Nationwide Leaders Fund being exchanged for Nationwide Fund shares equal in value (but having a different price per share and, for certain share classes, a different class of shares) to your shares of the Nationwide Leaders Fund.  In particular, Class I and Class III shares of the Nationwide Leaders Fund will merge with and into Class I shares of the Nationwide Fund.  This means that you will cease to be a shareholder of the Nationwide Leaders Fund and will become a shareholder of the Nationwide Fund.  This exchange will occur on a date agreed upon by the parties to the Plan (hereafter, the “Closing Date”), which is currently anticipated to occur on or around April 23, 2010.
For the reasons set forth below under “Reasons for the Transaction,” the Board has concluded that the Proposal 3 Transaction is in the best interests of the Nationwide Leaders Fund and Nationwide Fund.  The Board has also concluded that the interests of the existing shareholders of the Nationwide Leaders Fund and Nationwide Fund will not be diluted as a result of the Proposal 3 Transaction.

How do the investment objectives, principal strategies and policies of the Nationwide Leaders Fund compare against the Nationwide Fund?

The investment objective of the Nationwide Leaders Fund is similar to the investment objective of the Nationwide Fund.  The Nationwide Leaders Fund seeks a high total return from a concentrated portfolio of U.S. securities.  The Nationwide Fund seeks total return through a flexible combination of capital appreciation and current income.  The Nationwide Leaders Fund’s and Nationwide Fund’s investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

The principal strategies and policies of the Nationwide Leaders Fund are similar, but not identical, to the principal strategies and policies of the Nationwide Fund.  Under normal circumstances, the Nationwide Leaders Fund invests at least 80% of the value of its net assets in equity securities issued by U.S. leaders, primarily in common stocks and convertible securities.  A “U.S. leader” is a U.S. company that the Nationwide Leaders Fund’s subadviser believes has a strong franchise capable of taking advantage of its position in the marketplace.  The Nationwide Leaders Fund invests primarily in common stocks and other equity securities, using a multi-disciplined approach.  The Nationwide Fund invests primarily in common stocks and other equity securities, using a multi-disciplined approach which blends fundamental investment and quantitative techniques.

The Nationwide Leaders Fund and Nationwide Fund may use different approaches in achieving their investment objectives.  In particular, the Nationwide Leaders Fund is a more concentrated version of the Nationwide Fund, typically investing in a core group of 25 to 35 stocks of large- and mid-cap companies.  The Nationwide Leaders Fund is classified as “non-diversified” under applicable federal law, while the Nationwide Fund is classified as “diversified.”

For further information about the investment objectives and policies of the Funds, see “Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks” below.

What are the principal risks associated with investments in the Nationwide Leaders Fund versus the Nationwide Fund?

As with most investments, investments in the Nationwide Leaders Fund and Nationwide Fund involve certain principal risks.  There can be no guarantee against losses resulting from an investment in the Nationwide Leaders Fund and Nationwide Fund, nor is there any assurance that the Nationwide Leaders Fund and Nationwide Fund will achieve their investment objectives.

The principal risks associated with an investment in the Nationwide Leaders Fund are similar to the principal risks associated with an investment in the Nationwide Fund.  The Nationwide Leaders Fund and Nationwide Fund invest in the stock market, which involves the risk of the portfolio losing value if the individual stocks that the portfolio invests in or the overall stock market that such stocks trade in decreases.  The Nationwide Leaders Fund and Nationwide Fund may engage in active and frequent trading of portfolio securities, which increases transaction costs and may adversely impact each Fund’s performance and may increase share price volatility.  The Nationwide Leaders Fund and Nationwide Fund, however, have several principal risk differences.

Investments in the Nationwide Leaders Fund may have additional principal risks than investments in the Nationwide Fund.  The Nationwide Leaders Fund is non-diversified, which means that the Fund may hold larger positions in fewer securities than other funds, and therefore, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.  The Nationwide Leaders Fund may also invest significantly in mid-cap securities, which may trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of large-cap companies or the market overall.  The Nationwide Leaders Fund may also invest significantly in convertible securities, the value of which may fall when interest rates rise and increase when interest rates fall.

Investments in the Nationwide Fund may have additional principal risks than investments in the Nationwide Leaders Fund.  The Nationwide Fund may “tilt” slightly either in the direction of growth style or a value style of investing.  Growth investing involves buying stocks that have relatively high prices in relation to their earnings.  Because of these higher valuations, investing in growth stocks may be more risky than investing in companies with more modest growth expectations.  Growth stocks also may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements.  Value investing means investing in securities the Nationwide Fund’s subadviser believes to be undervalued.  A value style of investing may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles and can react differently to issuer, political, market and economic developments than the market overall and other types of stocks.  In addition, the Nationwide Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

For further information about the principal risks of investing in the Funds, see “Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks” below.

What are the general tax consequences of the Transaction?

It is expected that shareholders of the Nationwide Leaders Fund will not recognize any gain or loss for federal tax purposes as a result of the exchange of their shares for shares of the Nationwide Fund pursuant to the Proposal 3 Transaction.  For federal tax purposes, Nationwide Life and the Participating Insurance Companies (rather than the Contract Owners) are treated as shareholders of the Nationwide Leaders Fund.  Contract Owners should ask their own tax advisors for more information on their own tax situation.  For further information about the federal tax consequences of the Transaction, see “Information about the Transaction and the Plans – What are the tax consequences of the Transaction?”

Who manages the Funds?

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, manages the investment of each Fund’s assets and supervises the daily business affairs of the Funds.  Subject to the supervision of the Board, NFA also determines the allocation of each Fund’s assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers.  NFA was organized in 1999 as an investment adviser for mutual funds.  NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.  As of December 31, 2008, NFA managed in the aggregate approximately $33.8 billion in assets in various investment company accounts.

Subject to the supervision of NFA and the Board, a subadviser will manage all or a portion of each Fund’s assets in accordance with each Fund’s investment objectives and strategies.  With regard to the portion of a Fund’s assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

Aberdeen Asset Management Inc. (“Aberdeen”) is the subadviser for the Nationwide Leaders Fund and Nationwide Fund and is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103.  Aberdeen, formed in 1993, is the U.S. arm of a global investment management group based in the United Kingdom, Aberdeen Asset Management PLC.

The Nationwide Leaders Fund and Nationwide Fund are managed by Aberdeen’s U.S. Equity team.  Shahreza Yusof, Paul Atkinson and Francis Radano, III, CFA, oversee the fundamentally managed portion of the Nationwide Fund and also are jointly responsible for the day-to-day management of the Nationwide Leaders Fund.  In addition, Joseph A. Cerniglia, CFA, Senior Investment Manager, and Jarett Fisher, CFA, Investment Manager, oversee the quantitatively managed portion of the Nationwide Fund.  Each individual’s biography is included below.

Mr. Yusof is Head of U.S. Equities for Aberdeen.  Mr. Yusof was recruited in 1994 by an affiliate of Aberdeen in Singapore.  Over the years, he has worked on the Aberdeen Asia Equities Team and became investment director for the Japan region.  Later, Mr. Yusof moved to Aberdeen’s Emerging Markets division in London.  Mr. Yusof has been with the Aberdeen operation in the United States since 2006.

Mr. Atkinson is the Senior Investment Manager of the North American Equity team for Aberdeen. Mr. Atkinson joined Aberdeen as the head of the equity derivatives team in August 1998 and became a senior investment manager on the U.S. equity team in May 2005.  Mr. Atkinson graduated with a BSc (Hons) in economics and finance from Cardiff Business School, U.K. and was awarded an MSc in finance from the University of London, Birbeck College in 1996.

 Mr. Radano joined Aberdeen as an Investment Manager in October 2007.  Prior to that, he was a senior equity analyst employed by NFA since November 1999.  Mr. Radano earned a bachelor’s degree in economics from Dickinson College and an MBA in finance from Villanova University.

Mr. Cerniglia joined Aberdeen as a Senior Investment Manager in October 2007.  Prior to that, he was a portfolio manager employed by NFA since September 2000.  He assumed co-management responsibilities for the

Fund in April 2006. Mr. Cerniglia earned a bachelor’s degree in accounting from Saint Joseph’s University and a master’s degree in mathematics of finance from Courant Institute of Mathematics of New York University.

Mr. Fisher joined Aberdeen in June 2008 as a Quantitative Investment Manager.  Prior to that, he was a Vice President at RBC Capital Markets from June 2002 to June 2006. Mr. Fisher earned a bachelor’s degree in finance from Slippery Rock University and an MBA with concentrations in finance, economics and quantitative analysis from Carnegie Mellon University.

What are the fees and expenses of each Fund and what might they be after the Transaction?

The following tables describe the fees and expenses that you may pay when buying and holding shares of the Nationwide Leaders Fund and Nationwide Fund depending on the share class you hold, followed by those estimated to be charged with respect to the Nationwide Fund after the Proposal 3 Transaction.  The operating expenses shown are based on expenses incurred during each Fund’s most recent fiscal year ended December 31, 2008.  In addition, the fees and expenses do not include sales charges and other expenses that may be imposed by Variable Contracts.  If these amounts were reflected, the fees and expenses would be higher than shown.  Such sales charges and other expenses are described in the Variable Contract’s prospectus.

FEE TABLE FOR
THE NATIONWIDE LEADERS FUND AND NATIONWIDE FUND1

Nationwide Leaders Fund – Class I and Class III Shares
	Nationwide Leaders Fund – Class I	Nationwide Leaders Fund – Class III	Nationwide Fund – Class I	Nationwide Fund - Class I After Transaction
Shareholder Fees (paid directly from your investment)	N/A	N/A	N/A	N/A
Short-Term Trading Fee	N/A	1.00%2	N/A	N/A
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.70%3	0.70%3	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A	N/A
Other Expenses	0.33%4	0.33%4	0.26%5	0.26%5
TOTAL ANNUAL FUND OPERATING EXPENSES	1.03%6	1.03%6	0.84%	0.84%7

1	Variable Contracts impose sales charges and other expenses on Contract Owners. Such sales charges and other expenses are described in the Variable Contract’s prospectus.

2
A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 2, “Investing with Nationwide Funds: Short-Term Trading Fees,” of the Nationwide Leaders Fund’s prospectus.

3
Management fees have been restated to reflect the elimination of a performance-based management fee and implementation of an asset-based management fee equal to the lowest possible management fee under the previous performance-based fee structure, as approved by the Board of Trustees on January 16, 2009.  Under no circumstances, during a six-month transition period, as described on page 6 of the Nationwide Leaders Fund’s prospectus, will the management fee under the new fee structure exceed what the Adviser would have received under the old structure assuming maximum penalty for underperformance.

4
“Other Expenses” include administrative services fees which currently are 0.15% and 0.15% for Class I and Class III shares, respectively, but which are permitted to be as high as 0.25%.  The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because, until at least May 1, 2010, the Fund does not intend to pay insurance companies a higher amount.  If the full amount of administrative services fees were charged, total operating expenses would be 1.13% and 1.13% for Class I and Class III shares, respectively.

5
“Other Expenses” include administrative services fees which currently are 0.15% for Class I shares, but which are permitted to be as high as 0.25%.  The full amount of administrative services fees is not reflected in “Other Expenses” at this time because, until at least May 1, 2010, the Fund does not intend to pay insurance companies a higher amount.  If the full amount of administrative services fees was charged, total operating expenses would be 0.94% for Class I shares.

6
The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.95% for all share classes until at least May 1, 2010.  This limit excludes certain Fund expenses, including interest, taxes, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, short sale dividend expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business.  The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.  Currently, all share classes are operating below the expense limit.

7
The Trust and the Adviser have entered into a written contract limiting total annual fund operating expenses (after fee waivers/expense reimbursements) of the Nationwide Fund to the amount equal to the Nationwide Leaders Fund’s total annual fund operating expenses (after fee waivers/expense reimbursements) until at least May 1, 2011.  It is anticipated that Class I shares of the Nationwide Fund will operate below this limit.

Examples

These Examples are intended to help you compare the costs of investing in the Nationwide Leaders Fund shares with the cost of investing in Nationwide Fund shares of the comparable class, both before and after the Proposal 3 Transaction.  The Examples, however, do not include charges that are imposed by Variable Contracts.  If these charges were reflected, the expenses listed below would be higher.  The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods.  The Examples assume a 5% return each year, no change in expenses, and the application of any expense limitations for one year only.  Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

Nationwide Leaders Fund – Class I and Class III Shares
	1 Year	3 Years	5 Years	10 Years
Nationwide Leaders Fund – Class I Shares	$105	$328	$569	$1,259
Nationwide Leaders Fund – Class III Shares1	105	328	569	1,259
Nationwide Fund – Class I Shares	86	268	466	1,037
Pro forma Nationwide Fund – Class I Shares (after the Transaction)	86	268	466	1,037

1
With respect to the Class III shares, the Example does not include the effect of the short-term trading fee.  If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

These are just examples.  They do not represent past or future expenses or returns.  Each of the Funds pays its own operating expenses.  The effects of these expenses are reflected in the net asset value and are not directly charged to your account.  The expenses of each of the Funds comprise expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of the Trust that are allocated among the various series of the Trust.

How do the performance records of the Funds compare?

As described under the section “Reasons for the Transaction,” the Board considered a number of factors when reviewing the Plan and considering the Proposal 3 Transaction.  The performance history of the Nationwide Leaders Fund compared to the Nationwide Fund, as of September 30, 2009, was among the factors that the Board considered.  The performance history of the Nationwide Leaders Fund and Nationwide Fund (without any charges imposed by Variable Contracts) as of September 30, 2009 is shown below:

	Average Annual Total Returns
Nationwide Leaders Fund – Class I and Class III Shares
	1 Year	3 Years	5 Years	10 Years or Since Inception
Nationwide Leaders Fund – Class I	(12.27)%	(9.24)%	0.67%	3.15%2
Nationwide Leaders Fund – Class III	(12.22)%	(9.24)%	0.70%	3.17% 2
Nationwide Fund – Class I	(10.49)%	(6.69)%	0.44%	(0.02)%

Performance Benchmark For Nationwide Leaders Fund
S&P 500® Index1	(6.91)%	(5.43)%	1.02%	0.88% 2
Performance Benchmark For Nationwide Fund
S&P 500® Index1	(6.91)%	(5.43)%	1.02%	(0.15)%

1
The S&P 500 Index is an unmanaged, market capitalization weighted index of 500 widely held stocks of large-cap U.S. companies. Unlike mutual funds, the Index does not incur expenses.  If expenses were deducted, the actual returns of the Index would be lower.  Individuals cannot invest directly in an index.

2	The Nationwide Leaders Fund commenced operations on December 31, 2001. Therefore, performance information for the Fund and its Performance Benchmark are shown since that date.

Where can I find more financial information about the Funds?

The Nationwide Leaders Fund’s and Nationwide Fund’s Annual Report contains a discussion of each Fund’s performance during the fiscal year ending December 31, 2008 and shows per share information for each of the previous five fiscal years.  Each Fund’s Annual Report for the fiscal year ending December 31, 2009 will be available on or after February 28, 2010.  These documents, and each Fund’s most recent Semiannual Reports (June 30, 2009), are available upon request.  (See “More Information about the Funds”).  The Nationwide Fund Prospectus also contains further financial information about the Nationwide Fund.

What are other key features of the Funds?

Investment Advisory Fees.  NFA is the investment adviser of each Fund.  NFA has entered into separate investment advisory agreements relating to each Fund.  The investment advisory fees for the Funds are:

Fund	Investment Advisory Fee
Nationwide Leaders Fund	0.70% on assets up to $500 million 0.60% on assets of $500 million or more but less than $2 billion 0.55% on assets of $2 billion and more
Nationwide Fund
0.60% on assets up to $250 million
0.575% on assets of $250 million or more but less than $1 billion
0.55% on assets of $1 billion or more but less than $2 billion
0.525% on assets of $2 billion or more but less than $5 billion
0.50% for assets of $5 billion or more

The Nationwide Leaders Fund has not achieved sufficient asset size, as of September 30, 2009, to qualify for any of the investment advisory breakpoints detailed in the above chart.  NFA has contracted to waive the portion, if any, of the annual investment advisory fees payable by the Nationwide Leaders Fund and to pay certain expenses of the Fund for the period through May 1, 2010 to the extent necessary to limit the total operating expenses of the appropriate class of the Nationwide Leaders Fund to the levels described in the Fee Tables.

NFA pays a subadvisory fee to each subadviser based upon the investment advisory fee NFA receives.

Distribution Services.  Nationwide Fund Distributors LLC (“NFD” or the “Distributor”), 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, serves as underwriter for each of the Funds in the continuous distribution of their shares pursuant to an Underwriting Agreement dated May 1, 2007.  In its capacity as Distributor, NFD solicits orders for the sale of shares, advertises and pays the costs of distribution, advertising, office space and the personnel involved in such activities.  NFD receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the 12b-1 fee imposed upon the sale of Class II shares of each Fund, as applicable (there are currently no Class II shares outstanding for the Nationwide Leaders Fund).  The Underwriting Agreement for the Nationwide Leaders Fund and Nationwide Fund are identical.

Rule 12b-1 Plans.  The Funds have adopted separate distribution plans under Rule 12b-1 of the 1940 Act (the “Rule 12b-1 Plan”) for each Fund’s Class II shares (there are currently no Class II shares outstanding for the Nationwide Leaders Fund).  The Plan permits each Fund to compensate NFD, as each Fund’s principal underwriter, for expenses associated with the distribution of Class II shares of the Funds.  Although actual distribution expenses may be more or less, Class II shares pay NFD an annual fee under the Distribution Plan an amount that will not exceed 0.25%.  The Rule 12b-1 Plans for both the Nationwide Leaders Fund and Nationwide Fund are identical.

Purchase, Exchange and Redemption Procedures.  Generally, there are no differences between each Fund’s procedures with regard to the purchase, exchange and redemption of Fund shares.  You may refer to the Nationwide Leaders Fund Prospectus and the Nationwide Fund Prospectus under the section entitled “Investing with Nationwide Funds” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of the Fund’s shares.  In summary, the purchase, exchange, and redemption price of each share of the Funds is its net asset value next determined after the order is received in good order by the Fund or its agent.  Shares may be redeemed or exchanged at any time, subject to certain restrictions.  Your Variable Contract may impose a sales charge and, because Variable Contracts may have different provisions with respect to the timing and method of redemptions and exchanges, Contract Owners should contact their insurance company directly for details concerning these transactions.

Dividends, Distributions and Taxes.  Generally, there are no differences between each Fund’s procedures with regard to dividends, distributions and taxes.  You may refer to the Nationwide Leaders Fund Prospectus and the Nationwide Fund Prospectus under the section entitled “Distributions and Taxes.”  In summary, substantially all of each Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund.  Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually.  The Funds automatically reinvest any capital gains.  Generally, Contract Owners are not taxed currently on income or gains realized under such contracts until the income or gain is distributed.  However, income distributions from such contracts will be taxable at ordinary income tax rates, subject to certain early withdrawal penalties.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND PRINCIPAL RISKS

This section describes the investment objectives, principal strategies and the key investment policies of the Funds, and certain noteworthy differences between such objectives, principal strategies and policies, as well as the risks associated with such objectives, principal strategies and policies.  For a complete description of the Nationwide Fund’s principal strategies, policies and principal risks, you should read the Nationwide Fund Prospectus, which is included with this Proxy Statement/Prospectus.

Are there any significant differences between the investment objectives of the Nationwide Leaders Fund compared to the Nationwide Fund?

The investment objective of the Nationwide Leaders Fund is similar to the investment objective of the Nationwide Fund.  The Nationwide Leaders Fund seeks a high total return from a concentrated portfolio of U.S. securities.  The Nationwide Fund seeks total return through a flexible combination of capital appreciation and current income.  The Nationwide Leaders Fund’s and Nationwide Fund’s investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

Are there any significant differences between the principal strategies and policies of the Nationwide Leaders Fund compared to the Nationwide Fund?

The principal strategies and policies of the Nationwide Leaders Fund are substantially similar, but not identical, to the principal strategies and policies of the Nationwide Fund.

Nationwide Leaders Fund

Under normal circumstances, the Nationwide Leaders Fund invests at least 80% of the value of its net assets in equity securities issued by U.S. Leaders, primarily in common stocks and convertible securities.  A “U.S. leader” is a U.S. company that the Nationwide Leaders Fund’s subadviser believes has a strong franchise capable of taking advantage of its position in the marketplace.  Because these companies have reputations for quality management and superior products and services, the subadviser expects them to become leaders in their industries.  A U.S. company is defined as a company that has been organized under the laws of the United States, has a principal place of business in the United States or trades its stock primarily in the United States.

The subadviser seeks companies which generally meet one or more of the following characteristics: (1) above-average revenue growth; (2) above-average earnings growth; (3) consistent earnings growth; or (4) attractive valuation.  In seeking total return, the portfolio manager seeks returns from both capital gains (i.e., an increase in the value of the stocks the Fund holds) as well as income generated by dividends paid by stock issuers.  Over time, stock markets in general may produce proportionately higher capital gains relative to dividends, or vice versa, at different periods.  While many of the stocks the Nationwide Leaders Fund invests in pay dividends, the portfolio manager anticipates that capital gains (or losses) may constitute a somewhat higher proportion of returns than dividends under current market conditions.  However, stock markets could change, either suddenly or gradually, so that over time a higher proportion of the Nationwide Leaders Fund’s returns would be derived from dividends.  The subadviser considers selling a company’s securities if: (1) the outlook of the company’s earnings growth becomes less attractive; (2) more favorable opportunities are identified; or (3) the company’s stock price has increased significantly.

The Nationwide Leaders Fund typically focuses its investments in a core group of 25 to 35 common stocks of large-cap and mid-cap companies.

The Nationwide Leaders Fund is non-diversified, which means that it may invest a significant portion of its assets in the securities of a single or small number of companies.  The Nationwide Leaders Fund may engage in active and frequent trading of portfolio securities.

The most significant differences between the Nationwide Leaders Fund and Nationwide Fund, which is discussed below, are that the Nationwide Leaders Fund is a more concentrated version of the Nationwide Fund, typically investing in a core group of 25 to 35 stocks of large- and mid-cap companies.  In particular, the Nationwide Leaders Fund, unlike the Nationwide Fund, is non-diversified and may invest a significant portion of its assets in the securities of a single issuer or small number of issuers.

Nationwide Fund

The Nationwide Fund invests primarily in common stocks and other equity securities, using a multi-disciplined approach which blends fundamental investment and quantitative techniques.  The Nationwide Fund is composed of two sleeves, or portions: a fundamentally managed core equity sleeve and a quantitatively managed core equity sleeve.  The fundamental sleeve uses both bottom-up qualitative research as well as quantitative inputs in constructing a core portfolio; the quantitative sleeve seeks to add to the Nationwide Fund’s performance while moderating its risk versus the Nationwide Fund’s benchmark.  The subadviser integrates these sleeves to produce an overall core equity style, which it may opportunistically “tilt” slightly either in the direction of a growth style or a value style of investing, depending on market circumstances.

The subadviser seeks to invest in companies with one or more of the following characteristics: (1) above-average revenue growth; (2) above-average earnings growth; (3) consistent earnings growth; and (4) attractive valuation.  In seeking total return, the subadviser seeks returns from both capital gains (i.e., an increase in the value of the stocks the Fund holds) as well as income generated by dividends paid by stock issuers.  Over time, stock markets in general may produce proportionately higher capital gains relative to dividends, or vice versa, at different periods.  While many of the stocks in which the Fund invests pay dividends, the subadviser anticipates that capital gains may constitute a somewhat higher proportion of returns than dividends under current market conditions.  However, stock markets could change, either suddenly or gradually, so that over time a higher proportion of the Fund’s returns would be derived from dividends.  The subadviser considers selling a company’s securities if: (1) the share price increases significantly; (2) the earnings outlook becomes less attractive; or (3) more favorable opportunities are identified.

The Fund may engage in active and frequent trading of portfolio securities.

How do the fundamental investment restrictions of the Nationwide Leaders Fund differ from the Nationwide Fund?

The Nationwide Leaders Fund and Nationwide Fund have adopted substantially similar, but not identical, fundamental investment restrictions.  Both Funds have adopted identical fundamental restrictions related to lending, real estate holdings, commodities, borrowing and underwriting.  However, unlike the Nationwide Fund, the Nationwide Leaders Fund has not adopted a diversification restriction.  If a fund is “diversified,” such as the Nationwide Fund, it may not purchase the securities of any one issuer if, at the time of purchase, with respect to 75% of the fund’s total assets, more than 5% of its total assets would be invested in the securities of that issuer, or the fund would own or hold more than 10% of the outstanding voting securities of that issuer.  Up to 25% of the Nationwide Fund’s total assets may be invested without regard to these limitations.  Under the 1940 Act, these limitations do not apply to securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities, or to the securities of other investment companies.  As a result, the Nationwide Leaders Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of the Nationwide Leaders Fund’s shares.

In addition, the Nationwide Fund has adopted a fundamental restriction related to purchasing securities on margin.  In particular, under this restriction, the Nationwide Fund may not purchase securities on margin, but the Nationwide Fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities and except as may be necessary to make margin payments in connection with derivative securities transactions.  The

Nationwide Leaders Fund has adopted a similar restriction, but it is a non-fundamental restriction rather than a fundamental restriction.  Non-fundamental restrictions may be changed by the Board without shareholder approval.

A Fund may not change any of its fundamental investment restrictions without a prior Majority Vote of its shareholders (as defined below).  The Nationwide Fund’s fundamental investment restrictions are listed in the Nationwide Fund’s Statement of Additional Information dated August 31, 2009  (as revised November 25, 2009) (1933 Act File No. 002-73024), which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement/Prospectus and is available upon request.

What are the principal risk factors associated with investments in the Funds?

Like all investments, an investment in any of the Funds involves risk.  There is no assurance that the Funds will meet their investment objectives.  A Fund’s ability to achieve its objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills.  If the value of the Fund’s investments goes down, you may lose money.

Investments in the Funds, as indicated below, are subject to the following principal risks:

Stock market risk (Nationwide Leaders Fund, Nationwide Fund) – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Mid-cap risk (Nationwide Leaders Fund) – in general, stocks of mid-cap companies trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall.  Mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a smaller number of key personnel.  If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a mid-cap company may lose substantial value.  Investing in mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

Convertible securities risk (Nationwide Leaders Fund) – the value of convertible securities may fall when interest rates rise and increase when interest rates fall.  Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities.  Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.  The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Non-diversified fund risk (Nationwide Leaders Fund) – because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Portfolio turnover (Nationwide Leaders Fund, Nationwide Fund) – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

Growth style risk (Nationwide Fund) – growth investing involves buying stocks that have relatively high prices in relation to their earnings.  Because of these higher valuations, investing in growth stocks may be more risky than investing in companies with more modest growth expectations.  Growth stocks also may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements.  During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

Value style risk (Nationwide Fund) – over time, a value style of investing may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks.  In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

REASONS FOR THE TRANSACTION

Based on the considerations described below, the Board, including the trustees who are deemed to be independent trustees (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) under the 1940 Act, on behalf of the Nationwide Leaders Fund and Nationwide Fund, have determined that the Proposal 3 Transaction would be in the best interests of each such Fund and that the interests of each such Fund’s existing shareholders would not be diluted as a result of the Proposal 3 Transaction.

At a meeting of the Board held on December 2, 2009, NFA presented the Plan to the Trustees and provided the Trustees with data and analysis regarding the Proposal 3 Transaction.  At the meeting, the Board considered a number of factors, including the following:

•
The compatibility of the Nationwide Leaders Fund’s investment objective, principal strategies, policies, restrictions and principal risks with the investment objective, principal strategies, policies, restrictions, and principal risks of the Nationwide Fund;

•	The relative size of the Nationwide Leaders Fund as compared to the Nationwide Fund both before and after the Proposal 3 Transaction;

•
The relative past and current growth in assets of the Nationwide Leaders Fund compared to the Nationwide Fund and the anticipated future inability of the Nationwide Leaders Fund to achieve satisfactory asset growth;

•	The relative expense ratios and advisory fees of the Nationwide Leaders Fund and Nationwide Fund;

•	The absolute and relative investment performance of the Funds as of September 30, 2009;

•	The anticipated federal income tax consequences of the Proposal 3 Transaction with respect to each Fund and its shareholders;

•	The estimated costs of the Proposal 3 Transaction and the extent to which the Funds would bear any such costs; and

•	The potential benefits of the Proposal 3 Transaction for the shareholders of each Fund.

The Board noted that the investment objective for the Nationwide Leaders Fund is similar to the investment objective of the Nationwide Fund.  The materials provided to the Board explained that the principal strategies and policies of the Nationwide Leaders Fund are substantially similar to the principal strategies and policies of the Nationwide Fund.  The Board also considered the differences with respect to the principal risks of each Fund.  The Board also noted that the portfolio of the Nationwide Leaders Fund is a more concentrated version of the Nationwide Fund.

With respect to performance, the Board noted that relative performance of Class I shares of the Nationwide Leaders Fund, as of September 30, 2009, is in the bottom Lipper quintile for the one- and three-year periods and the fourth Lipper quintile for the five-year period, and is, year-to-date, ahead of its benchmark, the S&P 500® Index.  With regard to the Nationwide Fund, as of September 30, 2009, the performance of Class I shares is in the bottom Lipper quintile for the one- year period, the fourth Lipper quintile for the three- and five-year periods, the third Lipper quintile for the ten-year period, and is, year-to-date, ahead of its benchmark, the S&P 500® Index.

In deciding whether to recommend approval of the Proposal 3 Transaction to shareholders, the Board also considered the fees and expense ratios of the Nationwide Leaders Fund and Nationwide Fund and the impact of existing contractual fee waivers on such expense ratios.  The Board considered the potential benefits afforded by a larger fund, such as the potential for greater economies of scale.  At the Board meeting, NFA informed the Board that the net expenses for the Nationwide Fund are lower than the net expenses of the Nationwide Leaders Fund.  The Board also considered that, at the meeting on December 2, 2009, NFA agreed to cap the fees of the Nationwide Fund at a level that does not exceed the current net expense ratio of the Nationwide Leaders Fund for a period of one year after the Closing of the Proposal 3 Transaction (i.e., until May 1, 2011).

The Board was further informed by NFA that, as of September 30, 2009, the Nationwide Leaders Fund had approximately $11.5 million in assets (down from $29 million as of December 31, 2007), of which $1.1 million consists of seed capital controlled by Nationwide Mutual Insurance Company).  The Nationwide Leaders Fund is not an active underlying fund option available to variable annuity contracts offering living benefit features.  In addition, the Nationwide Leaders Fund has been walled off by Nationwide Life, restricting its availability to variable annuity contracts without living benefit features that are issued after the date on which the Fund had been walled off.  In addition, the combination of high historic volatility and a poor Morningstar rating make marketing efforts to those Contract Owners for whom the Fund is still an available option highly improbable.  NFA concluded that continued operation of the Nationwide Leaders Fund is not in the best interests of its shareholders, and recommended it be merged into the Nationwide Fund, with lower overall expenses.

NFA informed the Board that the Proposal 3 Transaction will be structured as a tax-free reorganization.  NFA also informed the Board that NFA would bear the costs (excluding brokerage costs, if any) related to the Proposal 3 Transaction, including the costs associated with the solicitation of proxies.

The Board approved the Plan, concluding that the Proposal 3 Transaction is in the best interests of the Nationwide Leaders Fund and Nationwide Fund and that the interests of existing shareholders of the Nationwide Leaders Fund and Nationwide Fund will not be diluted as a result of the Proposal 3 Transaction.  The Trustees approving the Plan and making the foregoing determinations included a majority of the Independent Trustees.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES OF NATIONWIDE VARIABLE INSURANCE TRUST, ON BEHALF OF THE NATIONWIDE LEADERS FUND, RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

If the shareholders of the Nationwide Leaders Fund do not approve the Plan, the Board may consider other possible courses of action for the Nationwide Leaders Fund, including liquidation and dissolution.

INFORMATION ABOUT THE TRANSACTION AND THE PLAN

This is only a summary of the Plan and is qualified in its entirety by the Plan.  You should read the actual Plan relating to the Proposal 3 Transaction, which is attached as Exhibit C to this Proxy Statement/Prospectus and is incorporated herein by reference.

How will the Transaction be carried out?

If the shareholders of the Nationwide Leaders Fund approve the Plan, the Transaction will take place after the parties to the Plan satisfy various conditions.

If the shareholders of the Nationwide Leaders Fund approve the Plan, the Nationwide Leaders Fund will deliver to the Nationwide Fund substantially all of its assets on the Closing Date.  In exchange, the Trust, on behalf of the Nationwide Leaders Fund, will receive the Nationwide Fund’s shares to be distributed pro rata to the Nationwide Leaders Fund’s shareholders.  The value of the assets to be delivered to the Nationwide Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. (“NYSE”) (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date.

If the Proposal 3 Transaction is approved, the stock transfer books of the Nationwide Leaders Fund will be permanently closed as of the close of business of the NYSE on the business day before the Closing Date.  The Nationwide Leaders Fund will accept requests for redemption only if received in proper form before that time.  Requests received after that time will be considered requests to redeem shares of the Nationwide Fund.

To the extent permitted by law, the Plan may be amended without shareholder approval at the direction of the Board.  The Board may also agree to terminate and abandon the Proposal 3 Transaction at any time before or after the approval of shareholders of the Nationwide Leaders Fund and or may terminate and abandon the Proposal 3 Transaction if certain conditions required under the Plan have not been satisfied.

Who will pay the expenses of the Transaction?

The expenses related to the Proposal 3 Transaction (excluding brokerage costs, if any), including the costs associated with the solicitation of proxies, will be paid by NFA.  Brokerage costs will be paid by the Nationwide Leaders Fund, which, ultimately, are paid by the Nationwide Leaders Fund’s shareholders.

What are the tax consequences of the Transaction?

The Proposal 3 Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”).  Based on certain assumptions and customary representations to be made on behalf of the Nationwide Leaders Fund and Nationwide Fund, Stradley Ronon Stevens & Young, LLP (the Trust’s legal counsel) will, as a condition to the closing of the Proposal 3 Transaction, provide a legal opinion that, for federal income tax purposes, (i) shareholders of the Nationwide Leaders Fund will not recognize any gain or loss as a result of the exchange of their shares of the Nationwide Leaders Fund for shares of the Nationwide Fund, (ii) the Nationwide Fund will not recognize any gain or loss upon receipt by the Nationwide Fund of the Nationwide Leaders Fund’s assets, (iii) the Nationwide Leaders Fund will not recognize any gain or loss upon the transfer of its assets to the Nationwide Fund in exchange for shares of the Nationwide Fund or upon the distribution of those Nationwide Fund shares to the shareholders of the Nationwide Leaders Fund, (iv) the basis of the assets of the Nationwide Leaders Fund received by the Nationwide Fund will be the same as the basis of those assets in the hands of the Nationwide Leaders Fund immediately prior to the Proposal 3 Transaction, and the Nationwide Fund’s holding period in such assets will include the period during which such assets were held by the Nationwide Leaders Fund and (v) the holding period and aggregate tax basis of the Nationwide Fund shares that are received by a Nationwide Leaders Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Nationwide Leaders Fund previously held by such shareholder.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts.  If the Proposal 3 Transaction is consummated but does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Nationwide Leaders Fund would recognize gain or loss on the transfer of its assets to the Nationwide Fund.  However, in light of the tax-favored status of holders of variable insurance contracts designating investment of their contract assets in sub-accounts of insurance company separate accounts, failure of the Proposal 3 Transaction to qualify as a tax-free reorganization should not result in adverse tax consequences to such contract holders.  In particular, failure of the Proposal 3 Transaction to qualify as a tax-free reorganization should not result in any adverse tax consequences to the owners of the variable life insurance policies or variable annuity contracts that have selected the Nationwide Leaders Fund as an investment option because such contract holders are not taxed currently on income or gains realized under such contracts until such time as the contract holders draw on their insurance contracts.  Therefore, as a practical matter, investors in the Nationwide Leaders Fund should not incur any adverse tax consequences on account of the Proposal 3 Transaction.

Capital losses of a fund can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains.  Assuming the Proposal 3 Transaction qualifies as a tax-free reorganization, as expected, the Nationwide Fund will succeed to the capital loss carryovers, if any, of the Nationwide Leaders Fund upon the closing of the Proposal 3 Transaction for federal income tax purposes.  It is not anticipated that the capital loss carryovers of either Fund will be subject to an annual limitation as a result of the Proposal 3 Transaction.  This is because the Proposal 3 Transaction is not expected to result in a more than 50% “change in ownership” of the Nationwide Leaders Fund and Nationwide Fund.

After the Proposal 3 Transaction, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.  You should consult your tax adviser regarding the effect, if any, of the Proposal 3 Transaction in light of your individual circumstances.  You should also consult your tax adviser about the state and local tax consequences, if any, of the Proposal 3 Transaction because this discussion only relates to the federal income tax consequences.

What should I know about shares of the Nationwide Leaders Fund and Nationwide Fund?

If the Proposal 3 Transaction is approved by the shareholders of the Nationwide Leaders Fund, Class I and Class III shares of the Nationwide Leaders Fund will merge with and into Class I shares of the Nationwide Fund.  The different fees and expenses of each Class are provided above in the section “Fee Tables for the Nationwide Leaders Fund and Nationwide Fund.”

Full and fractional shares of the Nationwide Fund will be distributed to shareholders of the Nationwide Leaders Fund in accordance with the procedures described above.  When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights.  The shares of the Nationwide Fund will be recorded electronically in each shareholder’s account.  The Nationwide Fund will then send a confirmation to each shareholder.  The Nationwide Fund shares to be issued in the Proposal 3 Transaction have the same rights and privileges as the shares of your Nationwide Leaders Fund.

Like the Nationwide Leaders Fund, the Nationwide Fund does not routinely hold annual meetings of shareholders.  The Nationwide Fund may hold special meetings for matters requiring shareholder approval.  A meeting of the Nationwide Fund’s shareholders may also be called at any time by the Chairperson, the President of the Trust, in the absence of the Chairperson, or any Vice President or other authorized officer of the Trust, in the absence of the Chairperson and the President.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

The following table sets forth, as of September 30, 2009, the separate capitalizations of the Nationwide Leaders Fund and Nationwide Fund, and the estimated capitalization of the Nationwide Fund as adjusted to give effect to the Proposal 3 Transaction.  The capitalization of the Nationwide Fund is likely to be different if and when the Proposal 3 Transaction is actually consummated.

	Nationwide Leaders Fund (unaudited)	Nationwide Fund (unaudited)	Pro Forma Adjustments to Capitalization1	Nationwide Fund after Transaction2 (estimated) (unaudited)
Net assets (all classes) Total shares outstanding	$11,545,548 1,415,768	$1,097,324,139 141,951,411	$- 76,057	$1,108,869,687 143,443,236

Class I net assets Class I shares outstanding Class I net asset value per share	$1,533,728 188,434 $8.14	$711,124,950 91,885,962 $7.74	$10,011,820 1,303,391	$722,670,498 93,377,787 $7.74

Class II net assets Class II shares outstanding Class II net asset value per share	N/A N/A N/A	$287,482,906 37,306,689 $7.71	$- -	287,482,906 37,306,689 $7.71

Class III net assets Class III shares outstanding Class III net asset value per share	$10,011,820 1,227,334 $8.16	$314,896 40,584 $7.76	$(10,011,820) (1,227,334)	$314,896 40,584 $7.76

Class IV net assets Class IV shares outstanding Class IV net asset value per share	N/A N/A N/A	$98,401,387 12,718,176 $7.74	$- -	$98,401,387 12,718,176 $7.74

Class Y net assets Class Y shares outstanding Class Y net asset value per share	N/A N/A N/A	N/A N/A N/A	N/A N/A N/A	N/A N/A N/A

1           Reflects the conversion of Nationwide Leaders Fund shares for Nationwide Fund shares as a result of the Proposal 3 Transaction.
2           Assumes the Proposal 3 Transaction was consummated on September 30, 2009.

MORE INFORMATION ABOUT THE FUNDS

Fund Administration and Transfer Agency Services.  Under the terms of a Fund Administration and Transfer Agency Agreement dated May 1, 2007, as amended and restated June 11, 2008, Nationwide Fund Management LLC (“NFM”), an indirect wholly-owned subsidiary of NFS, provides various administrative and accounting services to the Funds, including daily valuation of each Fund’s shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees.  NFM also serves as transfer agent and dividend disbursing agent for each of the Funds.  NFM is located at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406.  Each Fund pays NFM a combined annual fee for fund administration and transfer agency services based on the Trust’s average daily net assets according to the schedule in the Administration and Transfer Agency Agreement.

Custodian.   JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10008, is the Custodian for the Funds and makes all receipts and disbursements under a Custody Agreement.  The Custodian performs no managerial or policy making functions for the Funds.

Additional Information.  More information about each Acquiring Fund or Acquired Fund (1933 Act File No. 002-73024 for each Acquiring Fund and Acquired Fund) is included in: (i) the applicable Acquiring Fund Prospectus, which is included with and considered a part of this Proxy Statement/Prospectus; (ii) the applicable Acquired Fund Prospectus, (iii) each Acquired Fund and Acquiring Fund’s Statement of Additional Information dated August 31, 2009 (as revised November 25, 2009), as amended to date, related to the applicable Acquired Fund Prospectus and Acquiring Fund Prospectus; (iv) the Statement of Additional Information dated [INSERT] (relating to this Proxy Statement/Prospectus), which is incorporated by reference herein; (v) each Acquiring Fund’s or Acquired Fund’s Annual Report to Shareholders for the year ended December 31, 2008, as applicable; (vi) each Acquiring Fund’s or Acquired Fund’s Annual Report to Shareholders for the year ended December 31, 2009 (when available); and (vii) each Acquiring Fund’s or Acquired Fund’s Semiannual Report to Shareholders for the period ended June 30, 2009.  You may request free copies of the Statements of Additional Information (including any supplements), the Annual Reports and/or Semiannual Reports, which have been or will be filed with the SEC, by calling (800) 848-0920 or by writing to the Trust: 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406.

This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by the Acquiring Funds with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statement.  Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Funds and the shares each offers.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C.  20549 (call 202-551-8090 for hours of operation).  Also, copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s Internet site at www.sec.gov.  To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

VOTING INFORMATION

Who is entitled to vote?

Only shareholders of record of each Acquired Fund as of the close of business on [INSERT] (the “Record Date”) will be entitled to vote at the Meeting.  The outstanding shares of the Acquired Funds entitled to vote as of the Record Date are set forth in the table below:

Fund	Number of Shares Outstanding
Health Sciences Fund
Technology Fund
U.S. Leaders Fund
Financial Services Fund
Utilities Fund
Nationwide Leaders Fund

This Proxy Statement/Prospectus, Notice of Special Meeting, proxy card(s), and voting instruction forms were first mailed to Contract Owners on or about [INSERT].

What vote is necessary to approve the Plan?

Quorum.  With respect to actions to be taken by the shareholders of the Acquired Funds on the matters described in this Proxy Statement/Prospectus, the presence in person or by proxy of 40% of the outstanding shares of each Acquired Fund entitled to vote on each Proposal (generally Nationwide Life and the Participating Insurance Companies) at the Meeting shall constitute a quorum for purposes of voting upon the Proposal at the Meeting.  Abstentions and “broker non-votes” (as described below) will be included for purposes of determining whether a quorum is present at the Meeting for a particular matter and will have the same effect as a vote “against” the Proposal.

The rules of the SEC require that the Trust disclose in this Proxy Statement/Prospectus the effect of “broker non-votes.”  Broker non-votes are shares for which a broker holding such shares for a beneficial owner has not received instructions from the beneficial owner so that the broker may not exercise discretionary voting power with respect thereto.  Nationwide Life and each Participating Insurance Company, as the shareholder of record of all of the Trust’s shares, will vote shares attributable to Variable Contract to which no voting instructions are received in the same proportion (for, against, or abstain) as those for which timely instructions are received by Nationwide Life or the Participating Insurance Company, as applicable, even in instances where a broker would be prevented from exercising discretion.  Broker non-votes, therefore, will be so voted by Nationwide Life or each Participating Insurance Company just as any other shares for which Nationwide Life or the Participating Insurance Company does not receive voting instructions.

Required Vote.  Each Proposal must be approved by a “majority of outstanding voting securities” as defined in the 1940 Act, which means the lesser of the vote of (i) 67% or more of the voting securities of an Acquired Fund that are present at a meeting called for the purpose of voting on such approval or represented by proxy if holders of shares representing more than 50% of the outstanding voting securities of such Acquired Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Acquired Fund (“Majority Vote”).

Each share of an Acquired Fund is entitled to one vote, and each fraction of a share is entitled to a proportionate fractional vote.  Contract Owners will also be permitted to revoke previously submitted voting instructions in accordance with instructions contained in the Proxy Statement/Prospectus sent to the Acquired Funds’ shareholders and to Contract Owners.

With respect to Nationwide Life and Participating Insurance Company separate accounts, Nationwide Life and each Participating Insurance Company will vote the shares of the Acquired Funds at the Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts.  Nationwide Life and each Participating Insurance Company are expected to vote shares attributable to Variable Contracts as to which no voting instructions are received in the same proportion (for, against, or abstain) as those for which timely instructions are received.  As a result, those Contract Owners that actually provide voting instructions may control the outcome of the vote even though their actual percentage ownership of each Acquired Fund alone would not be sufficient to approve a Proposal.  Each share of the Funds is entitled to one vote, and each fraction of a share is entitled to a proportionate fractional vote.  Contract Owners also will be permitted to revoke previously submitted voting instructions in accordance with instructions contained in the Proxy Statement sent to the Funds’ shareholders and to Contract Owners.

Adjournment.  If a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve each Proposal are not received, then the persons named as proxies may vote to approve the Proposal for which sufficient votes have been received and may propose one or more adjournments of the Meeting to permit further solicitation of proxies for the Proposal for which sufficient votes have NOT been received; provided, that the persons named as proxies determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders.

How will the shareholder voting be handled?

Only shareholders of record of the Acquired Funds as of close of business on the Record Date, will be entitled to notice of and to vote at the Meeting on the matters described in this Proxy Statement/Prospectus, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold.  If sufficient votes to approve the Proposal are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.  A majority of the votes cast by shareholders of each Acquired Fund present in person or by proxy at the Meeting (whether or not sufficient to constitute a Quorum) may adjourn the Meeting with respect to that Acquired Fund.  The Meeting may also be adjourned by the Chairperson of the Meeting.  It is anticipated that the persons named as proxies on the enclosed proxy cards will use the authority granted to them to vote on adjournment in their discretion.

How do I ensure my vote is accurately recorded?

Only shareholders of record at the close of business on the Record Date will be entitled to notice of and to vote at the Meeting.  You may attend the Meeting and vote in person or you may complete, sign, date and return the Proxy Card (or voting instruction form).  If you own shares of an Acquired Fund on the Record Date, a Proxy Card (or voting instruction form) is included with this Proxy Statement.  You also can provide voting instructions by telephone by calling the toll-free number on the Proxy Card(s) or by going to the Internet address provided on the Proxy Card(s).  Please complete the Proxy Card (or voting instruction form), or if you vote by telephone or over the Internet, please vote on a Proposal as it relates to a Fund.  Your voting instructions must be received by the Trust or its proxy solicitor by the date of the Meeting in order to be counted for the Meeting.  If you are eligible to vote by telephone or through the Internet, instructions are enclosed.

The persons named as proxies on the enclosed form of proxy will vote the shares of the Acquiring Funds at the Meeting in accordance with the timely instructions received from shareholders.  If a duly signed and dated proxy is received that does not specify a choice (for, against, or abstain), the persons named as proxies will consider the proxy’s timely receipt as an instruction to vote FOR the Proposal(s) to which the proxy relates.

If a duly signed and dated voting instruction form is received that does not specify a choice, Nationwide Life and each Participating Life Insurance Company, as applicable, will consider the voting instruction’s timely receipt as an instruction to vote FOR the Proposal(s) to which the voting instruction relates.

May I revoke my proxy?

Shareholders who execute proxies may revoke them at any time before they are voted by filing a written notice of revocation with the Trust, by delivering a duly executed proxy bearing a later date or by attending the Meeting and voting in person.

Contract Owners may revoke previously submitted voting instructions given to Nationwide Life or their Participating Insurance Company, as applicable, at any time by (i) submitting to Nationwide Life or the Participating Insurance Company subsequently dated voting instructions, (ii) delivering to Nationwide Life or the Participating Insurance Company a written notice of revocation, or (iii) otherwise giving notice of revocation at the Meeting, in all cases prior to the exercise of the authority granted in the proxy/voting instruction form.  Contract Owners should contact Nationwide Life or the Participating Insurance Company, as applicable, for further information on how to revoke voting instructions, including any applicable deadlines.  To contact Nationwide Life, please call the Trust toll-free at (800) 848-0920.

What other matters will be voted upon at the Meeting?

The Board does not intend to bring any matters before the Meeting with respect to the Acquired Funds other than those described in this Proxy Statement/Prospectus.  The Board is not aware of any other matters to be brought before the Meeting with respect to the Acquired Funds by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of NFA and the Board.

What other solicitations will be made?

This proxy solicitation is being made by the Board for use at the Meeting.  The cost of this proxy solicitation will be paid by NFA as set forth below.  In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts.  The Trust will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy materials to the beneficial owners of the shares of record.  The Trust may reimburse broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation.  In addition to solicitations by mail, officers and employees of NFA and their affiliates, without extra pay, may conduct additional solicitations by telephone, telecopy and personal interviews.  The Trust has engaged Broadridge Financial Solutions Inc. (“Broadridge”) to solicit proxies and voting instructions from brokers, banks, other institutional holders or Contract Owners, as applicable, at an anticipated estimated cost of  [INSERT], including out of pocket expenses, which will be borne by NFA as described below.  Fees and expenses may be greater depending on the effort necessary to obtain shareholder votes or voting instructions.  The Trust has also agreed to indemnify Broadridge against certain liabilities and expenses, including liabilities under the federal securities laws.  The Trust expects that the solicitations will be primarily by mail, but also may include telephone, telecopy or oral solicitations.

As the Meeting date approaches, certain shareholders of the Acquired Funds may receive a telephone call from a representative of Broadridge if their votes have not yet been received.  Proxies that are obtained telephonically will be recorded in accordance with the procedures described below.  These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.  Contract Owners may also receive a telephone call from a representative of Broadridge if their voting instructions have not yet been received.

In all cases where a telephonic proxy is solicited, the Broadridge representative is required to ask for each shareholder’s full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail.  If the shareholder is a corporation or other entity, the Broadridge representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares.  If the information solicited agrees with the information provided to Broadridge then the Broadridge representative has the responsibility to explain the process, read the Proposal(s) listed on the proxy card and ask for the shareholder’s instructions on the Proposal(s).  Although the Broadridge representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus.  Broadridge will record the shareholder’s instructions on the card.  Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call Broadridge immediately if his or her instructions are not correctly reflected in the confirmation.  The representative will follow the same procedure when soliciting voting instructions telephonically from Contract Owners.

Who will pay the expenses of the Proposals?

The costs of Proposal 1, Proposal 2, and Proposal 3 (excluding brokerage costs), including the costs associated with the solicitation of proxies in connection with the Meeting, will be paid by NFA.  Brokerage costs will be borne by the Acquired Funds, and, ultimately, shareholders of the Acquired Funds.

How do I submit a shareholder proposal?

The Trust is not required to, and does not intend to, hold regular annual shareholders’ meetings.  A shareholder wishing to submit a proposal for consideration for inclusion in a proxy statement for the next shareholders’ meeting should send his or her written proposal to the offices of the Trust, directed to the attention of its Secretary, at the address of its principal executive office printed on the first page of this Proxy Statement/Prospectus, so that it is received within a reasonable time before any such meeting.  The inclusion and/or presentation of any such proposal is subject to the applicable requirements of the proxy rules under the Securities Exchange Act of 1934.  Submission of a proposal by a shareholder does not guarantee that the proposal will be included in the Trust’s proxy statement or presented at the meeting.

PRINCIPAL HOLDERS OF SHARES AS OF RECORD DATE

On the Record Date, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding voting shares of any Fund, or class thereof.

To the best knowledge of the Trust, as of the Record Date, no person, except as set forth below, owned of record 5% or more of the outstanding shares of any class of the Acquired Funds and the Acquiring Funds.  Except as noted, the Trust has no knowledge of beneficial ownership.

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the class Held by the Shareholder

EXHIBITS TO

PROXY STATEMENT/PROSPECTUS

Exhibit

A	Form of Plan of Reorganization for the Health Sciences Fund

Form of Plan of Reorganization for the Technology Fund

Form of Plan of Reorganization for the U.S. Leaders Fund

B	Form of Plan of Reorganization for the Financial Services Fund

Form of Plan of Reorganization for the Utilities Fund

C	Form of Plan of Reorganization for the Nationwide Leaders Fund

OTHER DOCUMENTS INCLUDED WITH
THIS PROXY STATEMENT/PROSPECTUS

•	Prospectus of Growth Fund dated May 1, 2009, as supplemented to date.

•	Prospectus of Value Fund dated May 1, 2009, as supplemented to date.

•	Prospectus of Nationwide Fund dated May 1, 2009, as supplemented to date

FORM OF PLAN OF REORGANIZATION

This PLAN OF REORGANIZATION (the “Plan”), made as of this _____ day of ______________, is adopted by Nationwide Variable Insurance Trust (the “Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, on behalf of two of its series, NVIT Multi-Manager Large Cap Growth Fund (the “Acquiring Fund”) and NVIT Health Sciences Fund (the “Acquired Fund”).

The reorganization (hereinafter referred to as the “Reorganization”) will consist of: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for (a) shares of beneficial interest, without par value, of the Acquiring Fund – Class I (“Acquiring Fund Class I Shares”), (b) shares of beneficial interest, without par value, of the Acquiring Fund – Class II (“Acquiring Fund Class II Shares”); (ii) the distribution of (a) Acquiring Fund Class I Shares to the holders of Acquired Fund – Class I shares (“Acquired Fund Class I Shares”), (b) Acquiring Fund Class I Shares to the holders of Acquired Fund – Class III shares (“Acquired Fund Class III Shares”), (c) Acquiring Fund Class II Shares to the holders of Acquired Fund – Class II shares (“Acquired Fund Class II Shares”), (d) Acquiring Fund Class II Shares to the holders of Acquired Fund – Class VI shares (“Acquired Fund Class VI Shares”); and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

1.	Sale and Transfer of Assets, Liquidation and Dissolution of the Acquired Fund

(a)           Subject to the terms and conditions of this Plan, the Trust, on behalf of the Acquired Fund, will sell, assign, convey, transfer and deliver to the Acquiring Fund, at the Closing provided for in Section 3, all of the then existing assets of the Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof, hereinafter called the “Valuation Date”), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the Acquired Fund’s costs and expenses of carrying out this Plan (including, but not limited to, brokerage commissions, and subject to Section 10 below), which costs and expenses shall be established on the books of the Acquired Fund as liability reserves, (2) to discharge all of the Acquired Fund’s Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and (3) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund (hereinafter “Net Assets”).  The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date.  The Trust shall use commercially reasonable efforts to identify all of the Acquired Fund’s liabilities, debts, obligations and duties of any nature, whether accrued absolute, contingent or otherwise (“Liabilities”), prior to the Valuation Date and shall discharge all such known Liabilities on or prior to the Valuation Date.  To the extent that any Acquired Fund Liabilities are not discharged on or prior to the Valuation Date, the Acquiring Fund shall assume such Liabilities.

(b)           Subject to the terms and conditions of this Plan, the Trust shall deliver to the Acquired Fund: (i) the number of Acquiring Fund Class I Shares determined by dividing the net asset value per share of the Acquired Fund Class I Shares and Acquired Fund Class III Shares as of Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund Class I Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class I Shares and Acquired Fund Class III Shares as of Close of Business on the Valuation Date; and (ii) the number of Acquiring Fund Class II Shares determined by dividing the net asset value per share of the Acquired Fund Class II Shares and Acquired Fund Class

VI Shares as of Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund Class II Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class II Shares and Acquired Fund Class VI Shares as of Close of Business on the Valuation Date.

(c)           As soon as practicable following the Closing, the Trust shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Fund received by the Acquired Fund pursuant to this Section 1.  Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date.  Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place.  No certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Acquired Fund irrespective of whether such shareholders hold their shares in certificated form.

(d)           At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of the Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

(e)           At the Closing, each shareholder of record of the Acquired Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.

2.	Valuation

(a)           The value of the Acquired Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

(b)           The net asset value of a share of beneficial interest of the Acquiring Fund Class I Shares and Acquiring Fund Class II Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Acquiring Fund’s currently effective prospectus and statement of additional information.

(c)           The net asset value of a share of beneficial interest of the Acquired Fund Class I Shares, Acquired Fund Class II Shares, Acquired Fund Class III Shares, and Acquired Fund Class VI Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

3.	Closing and Valuation Date

The Valuation Date shall be [INSERT DATE] or such later date as the Trust may designate.  The Closing shall take place at the principal office of the Trust, at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, at approximately 9:00 a.m., Eastern time, on the first business day following the Valuation Date.  Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and the Acquiring Fund is practicable in the judgment of the Trust.  The Trust shall have provided for delivery as of the Closing of those Net Assets of the Acquired Fund to be transferred to the Acquiring Fund’s Custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10008.  Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.  The Trust shall issue and deliver a certificate or certificates evidencing the registered shares of the Acquiring Fund to be delivered at the Closing to said transfer agent or provide evidence that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

4.	Necessary Findings of Fact by the Trust on behalf of the Acquired Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, without par value.  Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights.

(b)           The financial statements appearing in the Acquired Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2008, and any subsequent financial statements, audited by PricewaterhouseCoopers LLP, and any unaudited financial statements, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(c)           The books and records of the Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

(d)           The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(e)           At the Closing, the Trust, on behalf of the Acquiring Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(f)           The Trust has elected to treat the Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Acquired Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.  For all taxable years and all applicable quarters of such years since its inception, the Acquired Fund has met, and will through the Closing continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

(g)           There are no material contracts outstanding to which the Acquired Fund is a party, other than as disclosed in the Acquired Fund’s Registration Statement on Form N-1A under the 1933 Act (“Registration Statement”) filed with the U.S. Securities and Exchange Commission (“Commission”) or the Acquired Fund’s Prospectus.

5.	Necessary Findings of Fact by the Trust on behalf of the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

        (a)           The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund.  Each outstanding share of the Acquiring Fund is fully paid, non-assessable and has full voting rights.  The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, and have full voting rights.

(b)           At the Closing, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

(c)           The statement of assets and liabilities of the Acquiring Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(d)           At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (c) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(e)           The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

(f)           The Trust has elected to treat the Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.  For all taxable years and all applicable quarters of such years since its inception, the Acquiring Fund has met, and will through the Closing continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

(g)           There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund’s Registration Statement filed with the Commission or the Acquiring Fund’s Prospectus.

6.	Necessary Findings of Fact by the Trust on behalf of the Acquired Fund and the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is a statutory trust created under the laws of the State of Delaware on October 28, 2004 and is validly existing and in good standing under the laws of that state.  The Trust, of which the Acquired Fund and the Acquiring Fund are separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

(b)           The Trust has the necessary trust power and authority to conduct its business and the business of the Acquired Fund and Acquiring Fund as such businesses are now being conducted.

(c)           The Trust is not a party to or obligated under any provision of its Amended and Restated Agreement and Declaration of Trust (“Agreement and Declaration of Trust”), By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

(d)           The Trust has full trust power and authority to enter into and perform its obligations under this Plan, subject to approval of the Reorganization by the Acquired Fund’s shareholders.  Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Plan have been validly authorized, and this Plan constitutes its legal and valid obligation.

(e)           The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

(f)           Neither the Trust, the Acquired Fund nor the Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(g)           There are no legal, administrative or other proceedings or investigations against the Trust, the Acquired Fund or the Acquiring Fund, or, to the Trust’s knowledge, threatened against any of them, that would materially affect their financial condition or their ability to consummate the transactions contemplated by this Plan.  The Trust, the Acquired Fund and the Acquiring Fund are not charged with or, to the Trust’s knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h)           The Trust has duly filed, on behalf of the Acquired Fund and the Acquiring Fund, as applicable, all Tax (as defined below) returns and reports (including information returns) that are required to have been filed by the Acquired Fund and the Acquiring Fund, respectively, and all such returns and reports accurately state, in all materials respects, the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Fund or the Acquiring Fund, as applicable.  The Trust has, on behalf of each of the Acquired Fund and the Acquiring Fund, paid or made provision and properly accounted for all Taxes (as defined below) shown to be due on such Tax returns and reports or on any actual or proposed deficiency assessments received with respect to the Acquired Fund or the Acquiring Fund.  The amounts established as provisions for Taxes in the books and records of each of the Acquired Fund and the Acquiring Fund as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or will be payable by the Acquired Fund or the Acquiring Fund, as applicable, for all periods or fiscal years (or portions thereof) ending on or around the Close of Business on the Valuation Date.  No Tax return filed by the Trust on behalf of the Acquired Fund or the Acquiring Fund is currently being audited by the Internal Revenue Service or by any state or local taxing authority.  To the knowledge of the Trust, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of either the Acquired Fund or the Acquiring Fund.  As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

(i)           All information provided by the Trust for inclusion in, or transmittal with, the combined proxy statement and prospectus with respect to this Plan pursuant to which approval of the Acquired Fund shareholders will be sought, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(j)           Except for the approval of the Acquired Fund’s shareholders of the Plan, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the

Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.	Obligations of the Trust on behalf of the Acquired Fund

(a)           The Trust shall operate the business of the Acquired Fund as presently conducted between the date hereof and the Closing.

(b)           The Trust, on behalf of the Acquired Fund, shall not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund’s shareholders.

(c)           The Trust shall file, by the date of the Closing, all of the Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)           At the Closing, the Trust shall provide:

(1)           A statement of the respective tax basis of all investments to be transferred by the Acquired Fund to the Acquiring Fund.

(2)           A copy (which may be in electronic form) of the Acquired Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund’s shares as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

(e)           The Board of Trustees of the Trust shall call, and the Trust shall hold, a meeting of the Acquired Fund’s shareholders to consider and vote upon this Plan (the “Special Meeting”) and the Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein.  The Trust shall mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined proxy statement and prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

(f)           At the Closing, the Trust shall provide the statement of the assets and liabilities described in Section 4(d) of this Plan in conformity with the requirements described in such Section.

8.           Obligations of the Trust on behalf of the Acquiring Fund

(a)           The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights deemed to have been created pursuant to this Plan.

(b)           The Trust shall operate the business of the Acquiring Fund as presently conducted between the date hereof and the Closing.

(c)           The Trust shall file, by the date of the Closing, all of the Acquiring Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(d)           At the Closing, the Trust shall provide the statement of assets and liabilities described in Section 5(c) of this Plan in conformity with the requirements described in such Section.

(e)           The Trust shall have filed with the Commission a Registration Statement relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such Registration Statement becomes effective as promptly as practicable.  At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders’ meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

9.	Conditions Precedent to be Fulfilled by the Trust on behalf of the Acquired Fund and the Acquiring Fund

The consummation of this Plan and the Reorganization hereunder shall be subject to the following respective conditions:

(a)           That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

(b)           The Trust shall provide a copy of the resolutions approving this Plan adopted by the Trust’s Board of Trustees, certified by the Secretary or equivalent officer.

(c)           That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the Reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Trust, the Acquired Fund or the Acquiring Fund or would prohibit the transactions contemplated hereby.

(d)           That this Plan and the Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

(e)           That the Acquired Fund shall have declared a dividend or dividends prior to the Valuation Date that, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income (determined without regard to Section 852(b)(2)(D) of the Code), the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and all of its net capital gain, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date and for any prior period.  Net capital gain has the meaning given such term by Section 1222(11) of the Code.

(f)           That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or the Acquiring Fund.

(g)           That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and in accordance with customary representations provided by the Trust in certificates delivered to SRSY:

(1)           The acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange solely for the Acquiring Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2)           No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code;

(3)           No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Acquired Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

(4)           No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund shares to the Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of the Acquired Fund under Section 361(c)(1) of the Code;

(5)           The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

(6)           The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund under Section 1223(2) of the Code;

(7)           No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares in the Acquired Fund for the voting shares (including fractional shares to which they may be entitled) of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

(8)           The basis of the Acquiring Fund shares received by the Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the Acquired Fund exchanged therefor under Section 358(a)(1) of the Code;

(9)           The holding period of the Acquiring Fund’s shares received by the Acquired Fund’s shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund’s shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

(10)           The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury (the “Treasury Regulations”)) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

(h)           That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that:

(1)           The Trust was created as a statutory trust under the laws of the State of Delaware on October 28, 2004 and is validly existing and in good standing under the laws of the State of Delaware;

(2)           The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

(3)           The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquired Fund and Acquiring Fund;

(4)           Assuming that the initial shares of beneficial interest of the Acquired Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(5)           Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Trust’s Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(6)           Such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Acquired Fund or the Acquiring Fund;

(7)           The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

(8)           To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

(9)           Neither the execution nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

(i)           That the Trust’s Registration Statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(j)           That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

(k)           That at the Closing, the Trust, on behalf of the Acquired Fund, transfers to the Acquiring Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

10.	Fees and Expenses; Other Plans

The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne by Nationwide Fund Advisors.

11.	Termination; Waiver; Order

(a)           Anything contained in this Plan to the contrary notwithstanding, the Trust may terminate this Plan and the Reorganization may be abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing.

(b)           If the transactions contemplated by this Plan have not been consummated by December 31, 2010, this Plan shall automatically terminate on that date, unless a later date is established by the Trust.

(c)           In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or its trustees, officers, agents or shareholders in respect of this Plan.

(d)           At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.

(e)            The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither the Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing.  This provision shall not protect any officer, trustee, agent or shareholder of the Trust against any liability for which such officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f)           If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law.

12.           Liability of the Trust

The Trust acknowledges that: (i) all obligations of the Trust under this Plan are binding only with respect to the Trust, the Acquired Fund and the Acquiring Fund; (ii) any liability of the Trust under this Plan with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; (iii) any liability of the Trust under this Plan with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Trust, the Acquired Fund nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust.

13.           Indemnification

(a)           The Acquired Fund shall indemnify and hold harmless, solely out of its assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), the Trust and the trustees and officers of the Trust (for purposes of this Section 13(a), the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Trust or the Acquired Fund contained in this Agreement, the Registration Statement, the Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to the Trust or the Acquired Fund required to be stated therein or necessary to make the statements relating to the Trust or the Acquired Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Trust or the Acquired Fund.  The Indemnified Parties will notify the Trust and the Acquired Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 13(a).  The Acquired Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 13(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if the Acquired Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense.  The Acquired Fund’s obligation under this Section 13(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquired Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 13(a) without the necessity of the Indemnified Parties’ first paying the same.

(b)             The Acquiring Fund shall indemnify and hold harmless, solely out of its assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), the Trust and the trustees and officers of the Trust (for purposes of this Section 13(b), the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquiring Fund contained in this Agreement, the Registration Statement, the Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact relating to the Trust or the Acquiring Fund required to be stated therein or necessary to make the statements relating to the Trust or the Acquiring Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Trust or the Acquiring Fund.  The Indemnified Parties will notify the Trust and the Acquiring Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 13(b).  The Acquiring Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 13(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if the Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense.  The Acquiring Fund’s obligation under this Section 13(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquiring Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 13(b) without the necessity of the Indemnified Parties’ first paying the same.

14.           Final Tax Returns and Forms 1099 of the Acquired Fund

(a)           After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b)           Any expenses incurred by the Trust or the Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to the Reorganization contemplated by this Plan; any excess expenses shall be borne by Nationwide Fund Advisors at the time such Tax returns and Forms 1099 are prepared.

15.	Amendments

This Plan may only be amended in writing at the direction of the Board of Trustees of the Trust.

16.           Governing Law

This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

The Trust has adopted this Plan of Reorganization and it shall be deemed effective, all as of the day and year first-above written.

Nationwide Variable Insurance Trust, on behalf of NVIT Multi-Manager Large Cap Growth Fund and NVIT Health Sciences Fund

By
Michael S. Spangler, President and Chief Executive Officer

Acknowledged by Nationwide Fund Advisors

By
Michael S. Spangler, President

FORM OF PLAN OF REORGANIZATION

This PLAN OF REORGANIZATION (the “Plan”), made as of this _____ day of ______________, is adopted by Nationwide Variable Insurance Trust (the “Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, on behalf of two of its series, NVIT Multi-Manager Large Cap Growth Fund (the “Acquiring Fund”) and NVIT Technology and Communications Fund (the “Acquired Fund”).

The reorganization (hereinafter referred to as the “Reorganization”) will consist of: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for (a) shares of beneficial interest, without par value, of the Acquiring Fund – Class I (“Acquiring Fund Class I Shares”), (b) shares of beneficial interest, without par value, of the Acquiring Fund – Class II (“Acquiring Fund Class II Shares”); (ii) the distribution of (a) Acquiring Fund Class I Shares to the holders of Acquired Fund – Class I shares (“Acquired Fund Class I Shares”), (b) Acquiring Fund Class I Shares to the holders of Acquired Fund – Class III shares (“Acquired Fund Class III Shares”), (c) Acquiring Fund Class II Shares to the holders of Acquired Fund – Class II shares (“Acquired Fund Class II Shares”), (d) Acquiring Fund Class II Shares to the holders of Acquired Fund – Class VI shares (“Acquired Fund Class VI Shares”); and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

1.	Sale and Transfer of Assets, Liquidation and Dissolution of the Acquired Fund

(a)           Subject to the terms and conditions of this Plan, the Trust, on behalf of the Acquired Fund, will sell, assign, convey, transfer and deliver to the Acquiring Fund, at the Closing provided for in Section 3, all of the then existing assets of the Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof, hereinafter called the “Valuation Date”), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the Acquired Fund’s costs and expenses of carrying out this Plan (including, but not limited to, brokerage commissions, and subject to Section 10 below), which costs and expenses shall be established on the books of the Acquired Fund as liability reserves, (2) to discharge all of the Acquired Fund’s Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and (3) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund (hereinafter “Net Assets”).  The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date.  The Trust shall use commercially reasonable efforts to identify all of the Acquired Fund’s liabilities, debts, obligations and duties of any nature, whether accrued absolute, contingent or otherwise (“Liabilities”), prior to the Valuation Date and shall discharge all such known Liabilities on or prior to the Valuation Date.  To the extent that any Acquired Fund Liabilities are not discharged on or prior to the Valuation Date, the Acquiring Fund shall assume such Liabilities.

(b)           Subject to the terms and conditions of this Plan, the Trust shall deliver to the Acquired Fund: (i) the number of Acquiring Fund Class I Shares determined by dividing the net asset value per share of the Acquired Fund Class I Shares and Acquired Fund Class III Shares as of Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund Class I Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class I Shares and Acquired Fund Class III Shares as of Close of Business on the Valuation Date; and (ii) the number of Acquiring Fund Class II Shares determined by dividing the net asset value per share of the Acquired Fund Class II Shares and Acquired Fund Class VI Shares as of Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund

Class II Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class II Shares as of Close of Business on the Valuation Date.

(c)           As soon as practicable following the Closing, the Trust shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Fund received by the Acquired Fund pursuant to this Section 1.  Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date.  Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place.  No certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Acquired Fund irrespective of whether such shareholders hold their shares in certificated form.

(d)           At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of the Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

(e)           At the Closing, each shareholder of record of the Acquired Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.

2.	Valuation

(a)           The value of the Acquired Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

(b)           The net asset value of a share of beneficial interest of the Acquiring Fund Class I Shares and Acquiring Fund Class II Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Acquiring Fund’s currently effective prospectus and statement of additional information.

(c)           The net asset value of a share of beneficial interest of the Acquired Fund Class I Shares, Acquired Fund Class II Shares, Acquired Fund Class III Shares, and Acquired Fund Class VI Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

3.	Closing and Valuation Date

The Valuation Date shall be [INSERT DATE] or such later date as the Trust may designate.  The Closing shall take place at the principal office of the Trust, at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, at approximately 9:00 a.m., Eastern time, on the first business day following the Valuation Date.  Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and the Acquiring Fund is practicable in the judgment of the Trust.  The Trust shall have provided for delivery as of the Closing of those Net Assets of the Acquired Fund to be transferred to the Acquiring Fund’s Custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10008.  Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.  The Trust shall issue and deliver a certificate or certificates evidencing the registered shares of the Acquiring Fund to be delivered at the Closing to said transfer agent or provide evidence that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

4.	Necessary Findings of Fact by the Trust on behalf of the Acquired Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, without par value.  Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights.

(b)           The financial statements appearing in the Acquired Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2008, and any subsequent financial statements, audited by PricewaterhouseCoopers LLP, and any unaudited financial statements, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(c)           The books and records of the Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

(d)           The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(e)           At the Closing, the Trust, on behalf of the Acquiring Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(f)           The Trust has elected to treat the Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Acquired Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.  For all taxable years and all applicable quarters of such years since its inception, the Acquired Fund has met, and will through the Closing continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

(g)           There are no material contracts outstanding to which the Acquired Fund is a party, other than as disclosed in the Acquired Fund’s Registration Statement on Form N-1A under the 1933 Act (“Registration Statement”) filed with the U.S. Securities and Exchange Commission (“Commission”) or the Acquired Fund’s Prospectus.

5.	Necessary Findings of Fact by the Trust on behalf of the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund.  Each outstanding share of the Acquiring Fund is fully paid, non assessable and has full voting rights.  The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, and have full voting rights.

(b)           At the Closing, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

(c)           The statement of assets and liabilities of the Acquiring Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(d)           At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (c) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(e)           The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

(f)           The Trust has elected to treat the Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.  For all taxable years and all applicable quarters of such years since its inception, the Acquiring Fund has met, and will through the Closing continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

(g)           There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund’s Registration Statement filed with the Commission or the Acquiring Fund’s Prospectus.

6.	Necessary Findings of Fact by the Trust on behalf of the Acquired Fund and the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is a statutory trust created under the laws of the State of Delaware on October 28, 2004 and is validly existing and in good standing under the laws of that state.  The Trust, of which the Acquired Fund and the Acquiring Fund are separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

(b)           The Trust has the necessary trust power and authority to conduct its business and the business of the Acquired Fund and Acquiring Fund as such businesses are now being conducted.

(c)           The Trust is not a party to or obligated under any provision of its Amended and Restated Agreement and Declaration of Trust (“Agreement and Declaration of Trust”), By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

(d)           The Trust has full trust power and authority to enter into and perform its obligations under this Plan, subject to approval of the Reorganization by the Acquired Fund’s shareholders.  Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Plan have been validly authorized, and this Plan constitutes its legal and valid obligation.

(e)           The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

(f)           Neither the Trust, the Acquired Fund nor the Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(g)           There are no legal, administrative or other proceedings or investigations against the Trust, the Acquired Fund or the Acquiring Fund, or, to the Trust’s knowledge, threatened against any of them, that would materially affect their financial condition or their ability to consummate the transactions contemplated by this Plan.  The Trust, the Acquired Fund and the Acquiring Fund are not charged with or, to the Trust’s knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h)           The Trust has duly filed, on behalf of the Acquired Fund and the Acquiring Fund, as applicable, all Tax (as defined below) returns and reports (including information returns) that are required to have been filed by the Acquired Fund and the Acquiring Fund, respectively, and all such returns and reports accurately state, in all materials respects, the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Fund or the Acquiring Fund, as applicable.  The Trust has, on behalf of each of the Acquired Fund and the Acquiring Fund, paid or made provision and properly accounted for all Taxes (as defined below) shown to be due on such Tax returns and reports or on any actual or proposed deficiency assessments received with respect to the Acquired Fund or the Acquiring Fund.  The amounts established as provisions for Taxes in the books and records of each of the Acquired Fund and the Acquiring Fund as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or will be payable by the Acquired Fund or the Acquiring Fund, as applicable, for all periods or fiscal years (or portions thereof) ending on or around the Close of Business on the Valuation Date.  No Tax return filed by the Trust on behalf of the Acquired Fund or the Acquiring Fund is currently being audited by the Internal Revenue Service or by any state or local taxing authority.  To the knowledge of the Trust, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of either the Acquired Fund or the Acquiring Fund.  As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

(i)           All information provided by the Trust for inclusion in, or transmittal with, the combined proxy statement and prospectus with respect to this Plan pursuant to which approval of the Acquired Fund shareholders will be sought, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(j)           Except for the approval of the Acquired Fund’s shareholders of the Plan, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.           Obligations of the Trust on behalf of the Acquired Fund

(a)           The Trust shall operate the business of the Acquired Fund as presently conducted between the date hereof and the Closing.

(b)           The Trust, on behalf of the Acquired Fund, shall not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund’s shareholders.

(c)           The Trust shall file, by the date of the Closing, all of the Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)           At the Closing, the Trust shall provide:

(1)           A statement of the respective tax basis of all investments to be transferred by the Acquired Fund to the Acquiring Fund.

(2)           A copy (which may be in electronic form) of the Acquired Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund’s shares as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

(e)           The Board of Trustees of the Trust shall call, and the Trust shall hold, a meeting of the Acquired Fund’s shareholders to consider and vote upon this Plan (the “Special Meeting”) and the Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein.  The Trust shall mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined proxy statement and prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

(f)           At the Closing, the Trust shall provide the statement of the assets and liabilities described in Section 4(d) of this Plan in conformity with the requirements described in such Section.

8.           Obligations of the Trust on behalf of the Acquiring Fund

(a)           The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights deemed to have been created pursuant to this Plan.

(b)           The Trust shall operate the business of the Acquiring Fund as presently conducted between the date hereof and the Closing.

(c)           The Trust shall file, by the date of the Closing, all of the Acquiring Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(d)           At the Closing, the Trust shall provide the statement of assets and liabilities described in Section 5(c) of this Plan in conformity with the requirements described in such Section.

(e)           The Trust shall have filed with the Commission a Registration Statement relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such Registration Statement becomes effective as promptly as practicable.  At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders’ meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

9.	Conditions Precedent to be Fulfilled by the Trust on behalf of the Acquired Fund and the Acquiring Fund

The consummation of this Plan and the Reorganization hereunder shall be subject to the following respective conditions:

(a)           That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

(b)           The Trust shall provide a copy of the resolutions approving this Plan adopted by the Trust’s Board of Trustees, certified by the Secretary or equivalent officer.

(c)           That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the Reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Trust, the Acquired Fund or the Acquiring Fund or would prohibit the transactions contemplated hereby.

(d)           That this Plan and the Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

(e)           That the Acquired Fund shall have declared a dividend or dividends prior to the Valuation Date that, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income (determined without regard to Section 852(b)(2)(D) of the Code), the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and all of its net capital gain, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date and for any prior period.  Net capital gain has the meaning given such term by Section 1222(11) of the Code.

(f)           That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or the Acquiring Fund.

(g)           That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and in accordance with customary representations provided by the Trust in certificates delivered to SRSY:

(1)           The acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange solely for the Acquiring Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2)           No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code;

(3)           No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Acquired Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

(4)           No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund shares to the Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of the Acquired Fund under Section 361(c)(1) of the Code;

(5)           The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

(6)           The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund under Section 1223(2) of the Code;

(7)           No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares in the Acquired Fund for the voting shares (including fractional shares to which they may be entitled) of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

(8)           The basis of the Acquiring Fund shares received by the Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the Acquired Fund exchanged therefor under Section 358(a)(1) of the Code;

(9)           The holding period of the Acquiring Fund’s shares received by the Acquired Fund’s shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund’s shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

(10)           The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury (the “Treasury Regulations”)) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

(h)           That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that:

(3)           The Trust was created as a statutory trust under the laws of the State of Delaware on October 28, 2004 and is validly existing and in good standing under the laws of the State of Delaware;

(2)           The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

(3)           The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquired Fund and Acquiring Fund;

(4)           Assuming that the initial shares of beneficial interest of the Acquired Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(5)           Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Trust’s Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(6)           Such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Acquired Fund or the Acquiring Fund;

(7)           The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

(8)           To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

(9)           Neither the execution nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

(i)           That the Trust’s Registration Statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(j)           That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

(k)           That at the Closing, the Trust, on behalf of the Acquired Fund, transfers to the Acquiring Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

10.	Fees and Expenses; Other Plans

The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne by Nationwide Fund Advisors.

11.	Termination; Waiver; Order

(a)           Anything contained in this Plan to the contrary notwithstanding, the Trust may terminate this Plan and the Reorganization may be abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing.

(b)           If the transactions contemplated by this Plan have not been consummated by December 31, 2010, this Plan shall automatically terminate on that date, unless a later date is established by the Trust.

(c)           In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or its trustees, officers, agents or shareholders in respect of this Plan.

(d)           At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.

(e)            The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither the Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing.  This provision shall not protect any officer, trustee, agent or shareholder of the Trust against any liability for which such officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f)           If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law.

12.           Liability of the Trust

The Trust acknowledges that: (i) all obligations of the Trust under this Plan are binding only with respect to the Trust, the Acquired Fund and the Acquiring Fund; (ii) any liability of the Trust under this Plan with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; (iii) any liability of the Trust under this Plan with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Trust, the Acquired Fund nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust.

13.           Indemnification

(a)           The Acquired Fund shall indemnify and hold harmless, solely out of its assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), the Trust and the trustees and officers of the Trust (for purposes of this Section 13(a), the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Trust or the Acquired Fund contained in this Agreement, the Registration Statement, the Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to the Trust or the Acquired Fund required to be stated therein or necessary to make the statements relating to the Trust or the Acquired Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Trust or the Acquired Fund.  The Indemnified Parties will notify the Trust and the Acquired Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 13(a).  The Acquired Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 13(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if the Acquired Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense.  The Acquired Fund’s obligation under this Section 13(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquired Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 13(a) without the necessity of the Indemnified Parties’ first paying the same.

(b)             The Acquiring Fund shall indemnify and hold harmless, solely out of its assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), the Trust and the trustees and officers of the Trust (for purposes of this Section 13(b), the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquiring Fund contained in this Agreement, the Registration Statement, the Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact relating to the Trust or the Acquiring Fund required to be stated therein or necessary to make the statements relating to the Trust or the Acquiring Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Trust or the Acquiring Fund.  The Indemnified Parties will notify the Trust and the Acquiring Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 13(b).  The Acquiring Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 13(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if the Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense.  The Acquiring Fund’s obligation under this Section 13(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquiring Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 13(b) without the necessity of the Indemnified Parties’ first paying the same.

14.           Final Tax Returns and Forms 1099 of the Acquired Fund

(a)           After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b)           Any expenses incurred by the Trust or the Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to the Reorganization contemplated by this Plan; any excess expenses shall be borne by Nationwide Fund Advisors at the time such Tax returns and Forms 1099 are prepared.

15.	Amendments

This Plan may only be amended in writing at the direction of the Board of Trustees of the Trust.

16.           Governing Law

This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

The Trust has adopted this Plan of Reorganization and it shall be deemed effective, all as of the day and year first-above written.

Nationwide Variable Insurance Trust, on behalf of NVIT Multi-Manager Large Cap Growth Fund and NVIT Technology and Communications Fund

By
Michael S. Spangler, President and Chief Executive Officer

Acknowledged by Nationwide Fund Advisors

By
Michael S. Spangler, President

FORM OF PLAN OF REORGANIZATION

This PLAN OF REORGANIZATION (the “Plan”), made as of this _____ day of ______________, is adopted by Nationwide Variable Insurance Trust (the “Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, on behalf of two of its series, NVIT Multi-Manager Large Cap Growth Fund (the “Acquiring Fund”) and NVIT U.S. Growth Leaders Fund (the “Acquired Fund”).

The reorganization (hereinafter referred to as the “Reorganization”) will consist of: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for (a) shares of beneficial interest, without par value, of the Acquiring Fund – Class I (“Acquiring Fund Class I Shares”), (b) shares of beneficial interest, without par value, of the Acquiring Fund – Class II (“Acquiring Fund Class II Shares”); (ii) the distribution of (a) Acquiring Fund Class I Shares to the holders of Acquired Fund – Class I shares (“Acquired Fund Class I Shares”), (b) Acquiring Fund Class I Shares to the holders of Acquired Fund – Class III shares (“Acquired Fund Class III Shares”), (c) Acquiring Fund Class II Shares to the holders of Acquired Fund – Class II shares (“Acquired Fund Class II Shares”); and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

1.	Sale and Transfer of Assets, Liquidation and Dissolution of the Acquired Fund

(a)           Subject to the terms and conditions of this Plan, the Trust, on behalf of the Acquired Fund, will sell, assign, convey, transfer and deliver to the Acquiring Fund, at the Closing provided for in Section 3, all of the then existing assets of the Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof, hereinafter called the “Valuation Date”), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the Acquired Fund’s costs and expenses of carrying out this Plan (including, but not limited to, brokerage commissions, and subject to Section 10 below), which costs and expenses shall be established on the books of the Acquired Fund as liability reserves, (2) to discharge all of the Acquired Fund’s Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and (3) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund (hereinafter “Net Assets”).  The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date.  The Trust shall use commercially reasonable efforts to identify all of the Acquired Fund’s liabilities, debts, obligations and duties of any nature, whether accrued absolute, contingent or otherwise (“Liabilities”), prior to the Valuation Date and shall discharge all such known Liabilities on or prior to the Valuation Date.  To the extent that any Acquired Fund Liabilities are not discharged on or prior to the Valuation Date, the Acquiring Fund shall assume such Liabilities.

(b)           Subject to the terms and conditions of this Plan, the Trust shall deliver to the Acquired Fund: (i) the number of Acquiring Fund Class I Shares determined by dividing the net asset value per share of the Acquired Fund Class I Shares and Acquired Fund Class III Shares as of Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund Class I Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class I Shares and Acquired Fund Class III Shares as of Close of Business on the Valuation Date; and (ii) the number of Acquiring Fund Class II Shares determined by dividing the net asset value per share of the Acquired Fund Class II Shares as of Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund Class II Shares as of Close of Business on

the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class II Shares as of Close of Business on the Valuation Date.

(c)           As soon as practicable following the Closing, the Trust shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Fund received by the Acquired Fund pursuant to this Section 1.  Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date.  Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place.  No certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Acquired Fund irrespective of whether such shareholders hold their shares in certificated form.

(d)           At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of the Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

(e)           At the Closing, each shareholder of record of the Acquired Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.

2.	Valuation

(a)           The value of the Acquired Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

(b)           The net asset value of a share of beneficial interest of the Acquiring Fund Class I Shares and Acquiring Fund Class II Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Acquiring Fund’s currently effective prospectus and statement of additional information.

(c)           The net asset value of a share of beneficial interest of the Acquired Fund Class I Shares, Acquired Fund Class II Shares, and Acquired Fund Class III Shares, shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

3.	Closing and Valuation Date

The Valuation Date shall be [INSERT DATE] or such later date as the Trust may designate.  The Closing shall take place at the principal office of the Trust, at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, at approximately 9:00 a.m., Eastern time, on the first business day following the Valuation Date.  Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and the Acquiring Fund is practicable in the judgment of the Trust.  The Trust shall have provided for delivery as of the Closing of those Net Assets of the Acquired Fund to be transferred to the Acquiring Fund’s Custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10008.  Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.  The Trust shall issue and deliver a certificate or certificates evidencing the registered shares of the Acquiring Fund to be delivered at the Closing to said transfer agent or provide evidence that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

4.	Necessary Findings of Fact by the Trust on behalf of the Acquired Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, without par value.  Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights.

(b)           The financial statements appearing in the Acquired Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2008, and any subsequent financial statements, audited by PricewaterhouseCoopers LLP, and any unaudited financial statements, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(c)           The books and records of the Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

(d)           The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(e)           At the Closing, the Trust, on behalf of the Acquiring Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(f)           The Trust has elected to treat the Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Acquired Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.  For all taxable years and all applicable quarters of such years since its inception, the Acquired Fund has met, and will through the Closing continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

(g)           There are no material contracts outstanding to which the Acquired Fund is a party, other than as disclosed in the Acquired Fund’s Registration Statement on Form N-1A under the 1933 Act (“Registration Statement”) filed with the U.S. Securities and Exchange Commission (“Commission”) or the Acquired Fund’s Prospectus.

5.	Necessary Findings of Fact by the Trust on behalf of the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund.  Each outstanding share of the Acquiring Fund is fully paid, non assessable and has full voting rights.  The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, and have full voting rights.

(b)           At the Closing, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

(c)           The statement of assets and liabilities of the Acquiring Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(d)           At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (c) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(e)           The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

(f)           The Trust has elected to treat the Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.  For all taxable years and all applicable quarters of such years since its inception, the Acquiring Fund has met, and will through the Closing continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

(g)           There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund’s Registration Statement filed with the Commission or the Acquiring Fund’s Prospectus.

6.	Necessary Findings of Fact by the Trust on behalf of the Acquired Fund and the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is a statutory trust created under the laws of the State of Delaware on October 28, 2004 and is validly existing and in good standing under the laws of that state.  The Trust, of which the Acquired Fund and the Acquiring Fund are separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

(b)           The Trust has the necessary trust power and authority to conduct its business and the business of the Acquired Fund and Acquiring Fund as such businesses are now being conducted.

(c)           The Trust is not a party to or obligated under any provision of its Amended and Restated Agreement and Declaration of Trust (“Agreement and Declaration of Trust”), By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

(d)           The Trust has full trust power and authority to enter into and perform its obligations under this Plan, subject to approval of the Reorganization by the Acquired Fund’s shareholders.  Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Plan have been validly authorized, and this Plan constitutes its legal and valid obligation.

(e)           The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

(f)           Neither the Trust, the Acquired Fund nor the Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(g)           There are no legal, administrative or other proceedings or investigations against the Trust, the Acquired Fund or the Acquiring Fund, or, to the Trust’s knowledge, threatened against any of them, that would materially affect their financial condition or their ability to consummate the transactions contemplated by this Plan.  The Trust, the Acquired Fund and the Acquiring Fund are not charged with or, to the Trust’s knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h)           The Trust has duly filed, on behalf of the Acquired Fund and the Acquiring Fund, as applicable, all Tax (as defined below) returns and reports (including information returns) that are required to have been filed by the Acquired Fund and the Acquiring Fund, respectively, and all such returns and reports accurately state, in all materials respects, the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Fund or the Acquiring Fund, as applicable.  The Trust has, on behalf of each of the Acquired Fund and the Acquiring Fund, paid or made provision and properly accounted for all Taxes (as defined below) shown to be due on such Tax returns and reports or on any actual or proposed deficiency assessments received with respect to the Acquired Fund or the Acquiring Fund.  The amounts established as provisions for Taxes in the books and records of each of the Acquired Fund and the Acquiring Fund as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or will be payable by the Acquired Fund or the Acquiring Fund, as applicable, for all periods or fiscal years (or portions thereof) ending on or around the Close of Business on the Valuation Date.  No Tax return filed by the Trust on behalf of the Acquired Fund or the Acquiring Fund is currently being audited by the Internal Revenue Service or by any state or local taxing authority.  To the knowledge of the Trust, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of either the Acquired Fund or the Acquiring Fund.  As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

(i)           All information provided by the Trust for inclusion in, or transmittal with, the combined proxy statement and prospectus with respect to this Plan pursuant to which approval of the Acquired Fund shareholders will be sought, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(j)           Except for the approval of the Acquired Fund’s shareholders of the Plan, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.           Obligations of the Trust on behalf of the Acquired Fund

(a)           The Trust shall operate the business of the Acquired Fund as presently conducted between the date hereof and the Closing.

(b)           The Trust, on behalf of the Acquired Fund, shall not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund’s shareholders.

(c)           The Trust shall file, by the date of the Closing, all of the Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)           At the Closing, the Trust shall provide:

(1)           A statement of the respective tax basis of all investments to be transferred by the Acquired Fund to the Acquiring Fund.

(2)           A copy (which may be in electronic form) of the Acquired Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund’s shares as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

(e)           The Board of Trustees of the Trust shall call, and the Trust shall hold, a meeting of the Acquired Fund’s shareholders to consider and vote upon this Plan (the “Special Meeting”) and the Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein.  The Trust shall mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined proxy statement and prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

(f)           At the Closing, the Trust shall provide the statement of the assets and liabilities described in Section 4(d) of this Plan in conformity with the requirements described in such Section.

8.           Obligations of the Trust on behalf of the Acquiring Fund

(a)           The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights deemed to have been created pursuant to this Plan.

(b)           The Trust shall operate the business of the Acquiring Fund as presently conducted between the date hereof and the Closing.

(c)           The Trust shall file, by the date of the Closing, all of the Acquiring Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(d)           At the Closing, the Trust shall provide the statement of assets and liabilities described in Section 5(c) of this Plan in conformity with the requirements described in such Section.

(e)           The Trust shall have filed with the Commission a Registration Statement relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such Registration Statement becomes effective as promptly as practicable.  At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders’ meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

9.	Conditions Precedent to be Fulfilled by the Trust on behalf of the Acquired Fund and the Acquiring Fund

The consummation of this Plan and the Reorganization hereunder shall be subject to the following respective conditions:

(a)           That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

(b)           The Trust shall provide a copy of the resolutions approving this Plan adopted by the Trust’s Board of Trustees, certified by the Secretary or equivalent officer.

(c)           That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the Reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Trust, the Acquired Fund or the Acquiring Fund or would prohibit the transactions contemplated hereby.

(d)           That this Plan and the Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

(e)           That the Acquired Fund shall have declared a dividend or dividends prior to the Valuation Date that, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income (determined without regard to Section 852(b)(2)(D) of the Code), the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and all of its net capital gain, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date and for any prior period.  Net capital gain has the meaning given such term by Section 1222(11) of the Code.

(f)           That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or the Acquiring Fund.

(g)           That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and in accordance with customary representations provided by the Trust in certificates delivered to SRSY:

(1)           The acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange solely for the Acquiring Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2)           No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code;

(3)           No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Acquired Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

(4)           No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund shares to the Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of the Acquired Fund under Section 361(c)(1) of the Code;

(5)           The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

(6)           The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund under Section 1223(2) of the Code;

(7)           No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares in the Acquired Fund for the voting shares (including fractional shares to which they may be entitled) of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

(8)           The basis of the Acquiring Fund shares received by the Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the Acquired Fund exchanged therefor under Section 358(a)(1) of the Code;

(9)           The holding period of the Acquiring Fund’s shares received by the Acquired Fund’s shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund’s shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

(10)           The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury (the “Treasury Regulations”)) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

(h)           That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that:

(1)           The Trust was created as a statutory trust under the laws of the State of Delaware on October 28, 2004 and is validly existing and in good standing under the laws of the State of Delaware;

(2)           The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

(3)           The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquired Fund and Acquiring Fund;

(4)           Assuming that the initial shares of beneficial interest of the Acquired Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(5)           Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Trust’s Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(6)           Such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Acquired Fund or the Acquiring Fund;

(7)           The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

(8)           To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

(9)           Neither the execution nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

(i)           That the Trust’s Registration Statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(j)           That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

(k)           That at the Closing, the Trust, on behalf of the Acquired Fund, transfers to the Acquiring Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

10.	Fees and Expenses; Other Plans

The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne by Nationwide Fund Advisors.

11.	Termination; Waiver; Order

(a)           Anything contained in this Plan to the contrary notwithstanding, the Trust may terminate this Plan and the Reorganization may be abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing.

(b)           If the transactions contemplated by this Plan have not been consummated by December 31, 2010, this Plan shall automatically terminate on that date, unless a later date is established by the Trust.

(c)           In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or its trustees, officers, agents or shareholders in respect of this Plan.

(d)           At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.

(e)            The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither the Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing.  This provision shall not protect any officer, trustee, agent or shareholder of the Trust against any liability for which such officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f)           If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law.

12.           Liability of the Trust

The Trust acknowledges that: (i) all obligations of the Trust under this Plan are binding only with respect to the Trust, the Acquired Fund and the Acquiring Fund; (ii) any liability of the Trust under this Plan with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; (iii) any liability of the Trust under this Plan with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Trust, the Acquired Fund nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust.

13.           Indemnification

(a)           The Acquired Fund shall indemnify and hold harmless, solely out of its assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), the Trust and the trustees and officers of the Trust (for purposes of this Section 13(a), the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Trust or the Acquired Fund contained in this Agreement, the Registration Statement, the Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to the Trust or the Acquired Fund required to be stated therein or necessary to make the statements relating to the Trust or the Acquired Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Trust or the Acquired Fund.  The Indemnified Parties will notify the Trust and the Acquired Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 13(a).  The Acquired Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 13(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if the Acquired Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense.  The Acquired Fund’s obligation under this Section 13(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquired Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 13(a) without the necessity of the Indemnified Parties’ first paying the same.

(b)           The Acquiring Fund shall indemnify and hold harmless, solely out of its assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), the Trust and the trustees and officers of the Trust (for purposes of this Section 13(b), the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquiring Fund contained in this Agreement, the Registration Statement, the Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact relating to the Trust or the Acquiring Fund required to be stated therein or necessary to make the statements relating to the Trust or the Acquiring Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Trust or the Acquiring Fund.  The Indemnified Parties will notify the Trust and the Acquiring Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 13(b).  The Acquiring Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 13(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if the Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense.  The Acquiring Fund’s obligation under this Section 13(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquiring Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 13(b) without the necessity of the Indemnified Parties’ first paying the same.

14.           Final Tax Returns and Forms 1099 of the Acquired Fund
(a)           After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b)           Any expenses incurred by the Trust or the Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to the Reorganization contemplated by this Plan; any excess expenses shall be borne by Nationwide Fund Advisors at the time such Tax returns and Forms 1099 are prepared.

15.	Amendments

This Plan may only be amended in writing at the direction of the Board of Trustees of the Trust.

16.           Governing Law

This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

The Trust has adopted this Plan of Reorganization and it shall be deemed effective, all as of the day and year first-above written.

Nationwide Variable Insurance Trust, on behalf of NVIT Multi-Manager Large Cap Growth Fund and NVIT U.S. Growth Leaders Fund

By
Michael S. Spangler, President and Chief Executive Officer

Acknowledged by Nationwide Fund Advisors

By
Michael S. Spangler, President

FORM OF PLAN OF REORGANIZATION

This PLAN OF REORGANIZATION (the “Plan”), made as of this _____ day of ______________, is adopted by Nationwide Variable Insurance Trust (the “Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, on behalf of two of its series, NVIT Multi-Manager Large Cap Value Fund (the “Acquiring Fund”) and NVIT Global Financial Services Fund (the “Acquired Fund”).

The reorganization (hereinafter referred to as the “Reorganization”) will consist of: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for (a) shares of beneficial interest, without par value, of the Acquiring Fund – Class I (“Acquiring Fund Class I Shares”), (b) shares of beneficial interest, without par value, of the Acquiring Fund – Class II (“Acquiring Fund Class II Shares”); (ii) the distribution of (a) Acquiring Fund Class I Shares to the holders of Acquired Fund – Class I shares (“Acquired Fund Class I Shares”), (b) Acquiring Fund Class I Shares to the holders of Acquired Fund – Class III shares (“Acquired Fund Class III Shares”), (c) Acquiring Fund Class II Shares to the holders of Acquired Fund – Class II shares (“Acquired Fund Class II Shares”); and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

1.	Sale and Transfer of Assets, Liquidation and Dissolution of the Acquired Fund

(a)           Subject to the terms and conditions of this Plan, the Trust, on behalf of the Acquired Fund, will sell, assign, convey, transfer and deliver to the Acquiring Fund, at the Closing provided for in Section 3, all of the then existing assets of the Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof, hereinafter called the “Valuation Date”), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the Acquired Fund’s costs and expenses of carrying out this Plan (including, but not limited to, brokerage commissions, and subject to Section 10 below), which costs and expenses shall be established on the books of the Acquired Fund as liability reserves, (2) to discharge all of the Acquired Fund’s Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and (3) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund (hereinafter “Net Assets”).  The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date.  The Trust shall use commercially reasonable efforts to identify all of the Acquired Fund’s liabilities, debts, obligations and duties of any nature, whether accrued absolute, contingent or otherwise (“Liabilities”), prior to the Valuation Date and shall discharge all such known Liabilities on or prior to the Valuation Date.  To the extent that any Acquired Fund Liabilities are not discharged on or prior to the Valuation Date, the Acquiring Fund shall assume such Liabilities.

(b)           Subject to the terms and conditions of this Plan, the Trust shall deliver to the Acquired Fund: (i) the number of Acquiring Fund Class I Shares determined by dividing the net asset value per share of the Acquired Fund Class I Shares and Acquired Fund Class III Shares as of Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund Class I Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class I Shares and Acquired Fund Class III Shares as of Close of Business on the Valuation Date; and (ii) the number of Acquiring Fund Class II Shares determined by dividing the net asset value per share of the Acquired Fund Class II Shares as of Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund Class II Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class II Shares as of Close of Business on the Valuation Date.

(c)           As soon as practicable following the Closing, the Trust shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Fund received by the Acquired Fund pursuant to this Section 1.  Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date.  Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place.  No certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Acquired Fund irrespective of whether such shareholders hold their shares in certificated form.

(d)           At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of the Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

(e)           At the Closing, each shareholder of record of the Acquired Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.

2.	Valuation

(a)           The value of the Acquired Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

(b)           The net asset value of a share of beneficial interest of the Acquiring Fund Class I Shares and Acquiring Fund Class II Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Acquiring Fund’s currently effective prospectus and statement of additional information.

(c)           The net asset value of a share of beneficial interest of the Acquired Fund Class I Shares, Acquired Fund Class II Shares, and Acquired Fund Class III Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

3.	Closing and Valuation Date

The Valuation Date shall be [INSERT DATE] or such later date as the Trust may designate.  The Closing shall take place at the principal office of the Trust, at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, at approximately 9:00 a.m., Eastern time, on the first business day following the Valuation Date.  Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and the Acquiring Fund is practicable in the judgment of the Trust.  The Trust shall have provided for delivery as of the Closing of those Net Assets of the Acquired Fund to be transferred to the Acquiring Fund’s Custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10008.  Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.  The Trust shall issue and deliver a certificate or certificates evidencing the registered shares of the Acquiring Fund to be delivered at the Closing to said transfer agent or provide evidence that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

4.	Necessary Findings of Fact by the Trust on behalf of the Acquired Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, without par value.  Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights.

(b)           The financial statements appearing in the Acquired Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2008, and any subsequent financial statements, audited by PricewaterhouseCoopers LLP, and any unaudited financial statements, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(c)           The books and records of the Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

(d)           The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(e)           At the Closing, the Trust, on behalf of the Acquiring Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(f)           The Trust has elected to treat the Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Acquired Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.  For all taxable years and all applicable quarters of such years since its inception, the Acquired Fund has met, and will through the Closing continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

(g)           There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund’s Registration Statement filed with the Commission or the Acquiring Fund’s Prospectus.

5.	Necessary Findings of Fact by the Trust on behalf of the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund.  Each outstanding share of the Acquiring Fund is fully paid, non-assessable and has full voting rights.  The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, and have full voting rights.

(b)           At the Closing, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

(c)           The statement of assets and liabilities of the Acquiring Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(d)           At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (c) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(e)           The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

(f)           The Trust has elected to treat the Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.  For all taxable years and all applicable quarters of such years since its inception, the Acquiring Fund has met, and will through the Closing continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

(g)           There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund’s Registration Statement on Form N-1A under the 1933 Act (“Registration Statement”) filed with the Commission or the Acquiring Fund’s Prospectus.

6.	Necessary Findings of Fact by the Trust on behalf of the Acquired Fund and the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is a statutory trust created under the laws of the State of Delaware on October 28, 2004 and is validly existing and in good standing under the laws of that state.  The Trust, of which the Acquired Fund and the Acquiring Fund are separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

(b)           The Trust has the necessary trust power and authority to conduct its business and the business of the Acquired Fund and Acquiring Fund as such businesses are now being conducted.

(c)           The Trust is not a party to or obligated under any provision of its Amended and Restated Agreement and Declaration of Trust (“Agreement and Declaration of Trust”), By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

(d)           The Trust has full trust power and authority to enter into and perform its obligations under this Plan, subject to approval of the Reorganization by the Acquired Fund’s shareholders.  Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Plan have been validly authorized, and this Plan constitutes its legal and valid obligation.

(e)           The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

(f)           Neither the Trust, the Acquired Fund nor the Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(g)           There are no legal, administrative or other proceedings or investigations against the Trust, the Acquired Fund or the Acquiring Fund, or, to the Trust’s knowledge, threatened against any of them, that would materially affect their financial condition or their ability to consummate the transactions contemplated by this Plan.  The Trust, the Acquired Fund and the Acquiring Fund are not charged with or, to the Trust’s knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h)           The Trust has duly filed, on behalf of the Acquired Fund and the Acquiring Fund, as applicable, all Tax (as defined below) returns and reports (including information returns) that are required to have been filed by the Acquired Fund and the Acquiring Fund, respectively, and all such returns and reports accurately state, in all materials respects, the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Fund or the Acquiring Fund, as applicable.  The Trust has, on behalf of each of the Acquired Fund and the Acquiring Fund, paid or made provision and properly accounted for all Taxes (as defined below) shown to be due on such Tax returns and reports or on any actual or proposed deficiency assessments received with respect to the Acquired Fund or the Acquiring Fund.  The amounts established as provisions for Taxes in the books and records of each of the Acquired Fund and the Acquiring Fund as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or will be payable by the Acquired Fund or the Acquiring Fund, as applicable, for all periods or fiscal years (or portions thereof) ending on or around the Close of Business on the Valuation Date.  No Tax return filed by the Trust on behalf of the Acquired Fund or the Acquiring Fund is currently being audited by the Internal Revenue Service or by any state or local taxing authority.  To the knowledge of the Trust, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of either the Acquired Fund or the Acquiring Fund.  As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

(i)           All information provided by the Trust for inclusion in, or transmittal with, the combined proxy statement and prospectus with respect to this Plan pursuant to which approval of the Acquired Fund shareholders will be sought, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(j)           Except for the approval of the Acquired Fund’s shareholders of the Plan, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.           Obligations of the Trust on behalf of the Acquired Fund

(a)           The Trust shall operate the business of the Acquired Fund as presently conducted between the date hereof and the Closing.

(b)           The Trust, on behalf of the Acquired Fund, shall not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund’s shareholders.

(c)           The Trust shall file, by the date of the Closing, all of the Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)           At the Closing, the Trust shall provide:

(1)           A statement of the respective tax basis of all investments to be transferred by the Acquired Fund to the Acquiring Fund.

(2)           A copy (which may be in electronic form) of the Acquired Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund’s shares as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

(e)           The Board of Trustees of the Trust shall call, and the Trust shall hold, a meeting of the Acquired Fund’s shareholders to consider and vote upon this Plan (the “Special Meeting”) and the Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein.  The Trust shall mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined proxy statement and prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

(f)           At the Closing, the Trust shall provide the statement of the assets and liabilities described in Section 4(d) of this Plan in conformity with the requirements described in such Section.

8.           Obligations of the Trust on behalf of the Acquiring Fund

(a)           The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights deemed to have been created pursuant to this Plan.

(b)           The Trust shall operate the business of the Acquiring Fund as presently conducted between the date hereof and the Closing.

(c)           The Trust shall file, by the date of the Closing, all of the Acquiring Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(d)           At the Closing, the Trust shall provide the statement of assets and liabilities described in Section 5(c) of this Plan in conformity with the requirements described in such Section.

(e)           The Trust shall have filed with the Commission a Registration Statement relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such Registration Statement becomes effective as promptly as practicable.  At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders’ meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

9.	Conditions Precedent to be Fulfilled by the Trust on behalf of the Acquired Fund and the Acquiring Fund

The consummation of this Plan and the Reorganization hereunder shall be subject to the following respective conditions:

(a)           That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

(b)           The Trust shall provide a copy of the resolutions approving this Plan adopted by the Trust’s Board of Trustees, certified by the Secretary or equivalent officer.

(c)           That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the Reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Trust, the Acquired Fund or the Acquiring Fund or would prohibit the transactions contemplated hereby.

(d)           That this Plan and the Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

(e)           That the Acquired Fund shall have declared a dividend or dividends prior to the Valuation Date that, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income (determined without regard to Section 852(b)(2)(D) of the Code), the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and all of its net capital gain, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date and for any prior period.  Net capital gain has the meaning given such term by Section 1222(11) of the Code.

(f)           That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or the Acquiring Fund.

(g)           That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and in accordance with customary representations provided by the Trust in certificates delivered to SRSY:

(1)           The acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange solely for the Acquiring Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2)           No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code;

(3)           No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Acquired Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

(4)           No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund shares to the Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of the Acquired Fund under Section 361(c)(1) of the Code;

(5)           The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

(6)           The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund under Section 1223(2) of the Code;

(7)           No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares in the Acquired Fund for the voting shares (including fractional shares to which they may be entitled) of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

(8)           The basis of the Acquiring Fund shares received by the Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the Acquired Fund exchanged therefor under Section 358(a)(1) of the Code;

(9)           The holding period of the Acquiring Fund’s shares received by the Acquired Fund’s shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund’s shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

(10)           The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury (the “Treasury Regulations”)) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

(h)           That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that:

(3)           The Trust was created as a statutory trust under the laws of the State of Delaware on October 28, 2004 and is validly existing and in good standing under the laws of the State of Delaware;

(2)           The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

(3)           The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquired Fund and Acquiring Fund;

(4)           Assuming that the initial shares of beneficial interest of the Acquired Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(5)           Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Trust’s Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(6)           Such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Acquired Fund or the Acquiring Fund;

(7)           The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

(8)           To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

(9)           Neither the execution nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

(i)           That the Trust’s Registration Statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(j)           That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

(k)           That at the Closing, the Trust, on behalf of the Acquired Fund, transfers to the Acquiring Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

10.	Fees and Expenses; Other Plans

The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne by Nationwide Fund Advisors.

11.	Termination; Waiver; Order

(a)           Anything contained in this Plan to the contrary notwithstanding, the Trust may terminate this Plan and the Reorganization may be abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing.

(b)           If the transactions contemplated by this Plan have not been consummated by December 31, 2010, this Plan shall automatically terminate on that date, unless a later date is established by the Trust.

(c)           In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or its trustees, officers, agents or shareholders in respect of this Plan.

(d)           At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.

(e)            The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither the Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing.  This provision shall not protect any officer, trustee, agent or shareholder of the Trust against any liability for which such officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f)           If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law.

12.           Liability of the Trust

The Trust acknowledges that: (i) all obligations of the Trust under this Plan are binding only with respect to the Trust, the Acquired Fund and the Acquiring Fund; (ii) any liability of the Trust under this Plan with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; (iii) any liability of the Trust under this Plan with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Trust, the Acquired Fund nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust.

13.           Indemnification

(a)           The Acquired Fund shall indemnify and hold harmless, solely out of its assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), the Trust and the trustees and officers of the Trust (for purposes of this Section 13(a), the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Trust or the Acquired Fund contained in this Agreement, the Registration Statement, the Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to the Trust or the Acquired Fund required to be stated therein or necessary to make the statements relating to the Trust or the Acquired Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Trust or the Acquired Fund.  The Indemnified Parties will notify the Trust and the Acquired Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 13(a).  The Acquired Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 13(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if the Acquired Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense.  The Acquired Fund’s obligation under this Section 13(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquired Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 13(a) without the necessity of the Indemnified Parties’ first paying the same.

(b)             The Acquiring Fund shall indemnify and hold harmless, solely out of its assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), the Trust and the trustees and officers of the Trust (for purposes of this Section 13(b), the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquiring Fund contained in this Agreement, the Registration Statement, the Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact relating to the Trust or the Acquiring Fund required to be stated therein or necessary to make the statements relating to the Trust or the Acquiring Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Trust or the Acquiring Fund.  The Indemnified Parties will notify the Trust and the Acquiring Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 13(b).  The Acquiring Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 13(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if the Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense.  The Acquiring Fund’s obligation under this Section 13(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquiring Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 13(b) without the necessity of the Indemnified Parties’ first paying the same.

14.           Final Tax Returns and Forms 1099 of the Acquired Fund

(a)           After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b)           Any expenses incurred by the Trust or the Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to the Reorganization contemplated by this Plan; any excess expenses shall be borne by Nationwide Fund Advisors at the time such Tax returns and Forms 1099 are prepared.

15.	Amendments

This Plan may only be amended in writing at the direction of the Board of Trustees of the Trust.

16.           Governing Law

This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

The Trust has adopted this Plan of Reorganization and it shall be deemed effective, all as of the day and year first-above written.

Nationwide Variable Insurance Trust, on behalf of NVIT Multi-Manager Large Cap Value Fund and NVIT Global Financial Services Fund

By
Michael S. Spangler, President and Chief Executive Officer

Acknowledged by Nationwide Fund Advisors

By
Michael S. Spangler, President

FORM OF PLAN OF REORGANIZATION

This PLAN OF REORGANIZATION (the “Plan”), made as of this _____ day of ______________, is adopted by Nationwide Variable Insurance Trust (the “Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, on behalf of two of its series, NVIT Multi-Manager Large Cap Value Fund (the “Acquiring Fund”) and Gartmore NVIT Global Utilities Fund (the “Acquired Fund”).

The reorganization (hereinafter referred to as the “Reorganization”) will consist of: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for (a) shares of beneficial interest, without par value, of the Acquiring Fund – Class I (“Acquiring Fund Class I Shares”), (b) shares of beneficial interest, without par value, of the Acquiring Fund – Class II (“Acquiring Fund Class II Shares”); (ii) the distribution of (a) Acquiring Fund Class I Shares to the holders of Acquired Fund – Class I shares (“Acquired Fund Class I Shares”), (b) Acquiring Fund Class I Shares to the holders of Acquired Fund – Class III shares (“Acquired Fund Class III Shares”), (c) Acquiring Fund Class II Shares to the holders of Acquired Fund – Class II shares (“Acquired Fund Class II Shares”); and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

1.	Sale and Transfer of Assets, Liquidation and Dissolution of the Acquired Fund

(a)           Subject to the terms and conditions of this Plan, the Trust, on behalf of the Acquired Fund, will sell, assign, convey, transfer and deliver to the Acquiring Fund, at the Closing provided for in Section 3, all of the then existing assets of the Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof, hereinafter called the “Valuation Date”), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the Acquired Fund’s costs and expenses of carrying out this Plan (including, but not limited to, brokerage commissions, and subject to Section 10 below), which costs and expenses shall be established on the books of the Acquired Fund as liability reserves, (2) to discharge all of the Acquired Fund’s Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and (3) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund (hereinafter “Net Assets”).  The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date.  The Trust shall use commercially reasonable efforts to identify all of the Acquired Fund’s liabilities, debts, obligations and duties of any nature, whether accrued absolute, contingent or otherwise (“Liabilities”), prior to the Valuation Date and shall discharge all such known Liabilities on or prior to the Valuation Date.  To the extent that any Acquired Fund Liabilities are not discharged on or prior to the Valuation Date, the Acquiring Fund shall assume such Liabilities.

(b)           Subject to the terms and conditions of this Plan, the Trust shall deliver to the Acquired Fund: (i) the number of Acquiring Fund Class I Shares determined by dividing the net asset value per share of the Acquired Fund Class I Shares and Acquired Fund Class III Shares as of Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund Class I Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class I Shares and Acquired Fund Class III Shares as of Close of Business on the Valuation Date; and (ii) the number of Acquiring Fund Class II Shares determined by dividing the net asset value per share of the Acquired Fund Class II Shares as of Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund Class II Shares as of Close of Business on

the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class II Shares as of Close of Business on the Valuation Date.

(c)           As soon as practicable following the Closing, the Trust shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Fund received by the Acquired Fund pursuant to this Section 1.  Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date.  Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place.  No certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Acquired Fund irrespective of whether such shareholders hold their shares in certificated form.

(d)           At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of the Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

(e)           At the Closing, each shareholder of record of the Acquired Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.

2.	Valuation

(a)           The value of the Acquired Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

(b)           The net asset value of a share of beneficial interest of the Acquiring Fund Class I Shares and Acquiring Fund Class II Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Acquiring Fund’s currently effective prospectus and statement of additional information.

(c)           The net asset value of a share of beneficial interest of the Acquired Fund Class I Shares, Acquired Fund Class II Shares, and Acquired Fund Class III Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

3.	Closing and Valuation Date

The Valuation Date shall be [INSERT DATE] or such later date as the Trust may designate.  The Closing shall take place at the principal office of the Trust, at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, at approximately 9:00 a.m., Eastern time, on the first business day following the Valuation Date.  Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and the Acquiring Fund is practicable in the judgment of the Trust.  The Trust shall have provided for delivery as of the Closing of those Net Assets of the Acquired Fund to be transferred to the Acquiring Fund’s Custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10008.  Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.  The Trust shall issue and deliver a certificate or certificates evidencing the registered shares of the Acquiring Fund to be delivered at the Closing to said transfer agent or provide evidence that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

4.	Necessary Findings of Fact by the Trust on behalf of the Acquired Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, without par value.  Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights.

(b)           The financial statements appearing in the Acquired Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2008, and any subsequent financial statements, audited by PricewaterhouseCoopers LLP, and any unaudited financial statements, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(c)           The books and records of the Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

(d)           The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(e)           At the Closing, the Trust, on behalf of the Acquiring Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(f)           The Trust has elected to treat the Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Acquired Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.  For all taxable years and all applicable quarters of such years since its inception, the Acquired Fund has met, and will through the Closing continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

(g)           There are no material contracts outstanding to which the Acquired Fund is a party, other than as disclosed in the Acquired Fund’s Registration Statement on Form N-1A under the 1933 Act (“Registration Statement”) filed with the U.S. Securities and Exchange Commission (“Commission”) or the Acquired Fund’s Prospectus.

5.	Necessary Findings of Fact by the Trust on behalf of the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund.  Each outstanding share of the Acquiring Fund is fully paid, non assessable and has full voting rights.  The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, and have full voting rights.

(b)           At the Closing, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

(c)           The statement of assets and liabilities of the Acquiring Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(d)           At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (c) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(e)           The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

(f)           The Trust has elected to treat the Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.  For all taxable years and all applicable quarters of such years since its inception, the Acquiring Fund has met, and will through the Closing continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

(g)           There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund’s Registration Statement filed with the Commission or the Acquiring Fund’s Prospectus.

6.	Necessary Findings of Fact by the Trust on behalf of the Acquired Fund and the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is a statutory trust created under the laws of the State of Delaware on October 28, 2004 and is validly existing and in good standing under the laws of that state.  The Trust, of which the Acquired Fund and the Acquiring Fund are separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

(b)           The Trust has the necessary trust power and authority to conduct its business and the business of the Acquired Fund and Acquiring Fund as such businesses are now being conducted.

(c)           The Trust is not a party to or obligated under any provision of its Amended and Restated Agreement and Declaration of Trust (“Agreement and Declaration of Trust”), By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

(d)           The Trust has full trust power and authority to enter into and perform its obligations under this Plan, subject to approval of the Reorganization by the Acquired Fund’s shareholders.  Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Plan have been validly authorized, and this Plan constitutes its legal and valid obligation.

(e)           The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

(f)           Neither the Trust, the Acquired Fund nor the Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(g)           There are no legal, administrative or other proceedings or investigations against the Trust, the Acquired Fund or the Acquiring Fund, or, to the Trust’s knowledge, threatened against any of them, that would materially affect their financial condition or their ability to consummate the transactions contemplated by this Plan.  The Trust, the Acquired Fund and the Acquiring Fund are not charged with or, to the Trust’s knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h)           The Trust has duly filed, on behalf of the Acquired Fund and the Acquiring Fund, as applicable, all Tax (as defined below) returns and reports (including information returns) that are required to have been filed by the Acquired Fund and the Acquiring Fund, respectively, and all such returns and reports accurately state, in all materials respects, the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Fund or the Acquiring Fund, as applicable.  The Trust has, on behalf of each of the Acquired Fund and the Acquiring Fund, paid or made provision and properly accounted for all Taxes (as defined below) shown to be due on such Tax returns and reports or on any actual or proposed deficiency assessments received with respect to the Acquired Fund or the Acquiring Fund.  The amounts established as provisions for Taxes in the books and records of each of the Acquired Fund and the Acquiring Fund as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or will be payable by the Acquired Fund or the Acquiring Fund, as applicable, for all periods or fiscal years (or portions thereof) ending on or around the Close of Business on the Valuation Date.  No Tax return filed by the Trust on behalf of the Acquired Fund or the Acquiring Fund is currently being audited by the Internal Revenue Service or by any state or local taxing authority.  To the knowledge of the Trust, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of either the Acquired Fund or the Acquiring Fund.  As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

(i)           All information provided by the Trust for inclusion in, or transmittal with, the combined proxy statement and prospectus with respect to this Plan pursuant to which approval of the Acquired Fund shareholders will be sought, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(j)           Except for the approval of the Acquired Fund’s shareholders of the Plan, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.           Obligations of the Trust on behalf of the Acquired Fund

(a)           The Trust shall operate the business of the Acquired Fund as presently conducted between the date hereof and the Closing.

(b)           The Trust, on behalf of the Acquired Fund, shall not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund’s shareholders.

(c)           The Trust shall file, by the date of the Closing, all of the Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)           At the Closing, the Trust shall provide:

(1)           A statement of the respective tax basis of all investments to be transferred by the Acquired Fund to the Acquiring Fund.

(2)           A copy (which may be in electronic form) of the Acquired Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund’s shares as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

(e)           The Board of Trustees of the Trust shall call, and the Trust shall hold, a meeting of the Acquired Fund’s shareholders to consider and vote upon this Plan (the “Special Meeting”) and the Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein.  The Trust shall mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined proxy statement and prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

(f)           At the Closing, the Trust shall provide the statement of the assets and liabilities described in Section 4(d) of this Plan in conformity with the requirements described in such Section.

8.           Obligations of the Trust on behalf of the Acquiring Fund

(a)           The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights deemed to have been created pursuant to this Plan.

(b)           The Trust shall operate the business of the Acquiring Fund as presently conducted between the date hereof and the Closing.

(c)           The Trust shall file, by the date of the Closing, all of the Acquiring Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(d)           At the Closing, the Trust shall provide the statement of assets and liabilities described in Section 5(c) of this Plan in conformity with the requirements described in such Section.

(e)           The Trust shall have filed with the Commission a Registration Statement relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such Registration Statement becomes effective as promptly as practicable.  At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders’ meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

9.	Conditions Precedent to be Fulfilled by the Trust on behalf of the Acquired Fund and the Acquiring Fund

The consummation of this Plan and the Reorganization hereunder shall be subject to the following respective conditions:

(a)           That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

(b)           The Trust shall provide a copy of the resolutions approving this Plan adopted by the Trust’s Board of Trustees, certified by the Secretary or equivalent officer.

(c)           That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the Reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Trust, the Acquired Fund or the Acquiring Fund or would prohibit the transactions contemplated hereby.

(d)           That this Plan and the Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

(e)           That the Acquired Fund shall have declared a dividend or dividends prior to the Valuation Date that, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income (determined without regard to Section 852(b)(2)(D) of the Code), the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and all of its net capital gain, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date and for any prior period.  Net capital gain has the meaning given such term by Section 1222(11) of the Code.

(f)           That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or the Acquiring Fund.

(g)           That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and in accordance with customary representations provided by the Trust in certificates delivered to SRSY:

(1)           The acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange solely for the Acquiring Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2)           No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code;

(3)           No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Acquired Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

(4)           No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund shares to the Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of the Acquired Fund under Section 361(c)(1) of the Code;

(5)           The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

(6)           The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund under Section 1223(2) of the Code;

(7)           No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares in the Acquired Fund for the voting shares (including fractional shares to which they may be entitled) of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

(8)           The basis of the Acquiring Fund shares received by the Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the Acquired Fund exchanged therefor under Section 358(a)(1) of the Code;

(9)           The holding period of the Acquiring Fund’s shares received by the Acquired Fund’s shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund’s shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

(10)           The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury (the “Treasury Regulations”)) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

(h)           That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that:

(1)           The Trust was created as a statutory trust under the laws of the State of Delaware on October 28, 2004 and is validly existing and in good standing under the laws of the State of Delaware;

(2)           The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

(3)           The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquired Fund and Acquiring Fund;

(4)           Assuming that the initial shares of beneficial interest of the Acquired Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(5)           Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Trust’s Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(6)           Such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Acquired Fund or the Acquiring Fund;

(7)           The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

(8)           To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

(9)           Neither the execution nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

(i)           That the Trust’s Registration Statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(j)           That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

(k)           That at the Closing, the Trust, on behalf of the Acquired Fund, transfers to the Acquiring Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

10.	Fees and Expenses; Other Plans

The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne by Nationwide Fund Advisors.

11.	Termination; Waiver; Order

(a)           Anything contained in this Plan to the contrary notwithstanding, the Trust may terminate this Plan and the Reorganization may be abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing.

(b)           If the transactions contemplated by this Plan have not been consummated by December 31, 2010, this Plan shall automatically terminate on that date, unless a later date is established by the Trust.

(c)           In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or its trustees, officers, agents or shareholders in respect of this Plan.

(d)           At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.

(e)            The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither the Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing.  This provision shall not protect any officer, trustee, agent or shareholder of the Trust against any liability for which such officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f)           If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law.

12.           Liability of the Trust

The Trust acknowledges that: (i) all obligations of the Trust under this Plan are binding only with respect to the Trust, the Acquired Fund and the Acquiring Fund; (ii) any liability of the Trust under this Plan with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; (iii) any liability of the Trust under this Plan with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Trust, the Acquired Fund nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust.

13.           Indemnification

(a)           The Acquired Fund shall indemnify and hold harmless, solely out of its assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), the Trust and the trustees and officers of the Trust (for purposes of this Section 13(a), the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Trust or the Acquired Fund contained in this Agreement, the Registration Statement, the Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to the Trust or the Acquired Fund required to be stated therein or necessary to make the statements relating to the Trust or the Acquired Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Trust or the Acquired Fund.  The Indemnified Parties will notify the Trust and the Acquired Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 13(a).  The Acquired Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 13(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if the Acquired Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense.  The Acquired Fund’s obligation under this Section 13(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquired Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 13(a) without the necessity of the Indemnified Parties’ first paying the same.

(b)             The Acquiring Fund shall indemnify and hold harmless, solely out of its assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), the Trust and the trustees and officers of the Trust (for purposes of this Section 13(b), the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquiring Fund contained in this Agreement, the Registration Statement, the Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact relating to the Trust or the Acquiring Fund required to be stated therein or necessary to make the statements relating to the Trust or the Acquiring Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Trust or the Acquiring Fund.  The Indemnified Parties will notify the Trust and the Acquiring Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 13(b).  The Acquiring Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 13(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if the Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense.  The Acquiring Fund’s obligation under this Section 13(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquiring Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 13(b) without the necessity of the Indemnified Parties’ first paying the same.

14.           Final Tax Returns and Forms 1099 of the Acquired Fund

(a)           After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b)           Any expenses incurred by the Trust or the Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to the Reorganization contemplated by this Plan; any excess expenses shall be borne by Nationwide Fund Advisors at the time such Tax returns and Forms 1099 are prepared.

15.	Amendments

This Plan may only be amended in writing at the direction of the Board of Trustees of the Trust.

16.           Governing Law

This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

The Trust has adopted this Plan of Reorganization and it shall be deemed effective, all as of the day and year first-above written.

Nationwide Variable Insurance Trust, on behalf of NVIT Multi-Manager Large Cap Value Fund and Gartmore NVIT Global Utilities Fund

By
Michael S. Spangler, President and Chief Executive Officer

Acknowledged by Nationwide Fund Advisors

By
Michael S. Spangler, President

FORM OF PLAN OF REORGANIZATION

This PLAN OF REORGANIZATION (the “Plan”), made as of this _____ day of ______________, is adopted by Nationwide Variable Insurance Trust (the “Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, on behalf of two of its series, NVIT Nationwide Fund (the “Acquiring Fund”) and NVIT Nationwide Leaders Fund (the “Acquired Fund”).

The reorganization (hereinafter referred to as the “Reorganization”) will consist of: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for (a) shares of beneficial interest, without par value, of the Acquiring Fund – Class I (“Acquiring Fund Class I Shares”), (b) shares of beneficial interest, without par value, of the Acquiring Fund – Class II (“Acquiring Fund Class II Shares”); (ii) the distribution of (a) Acquiring Fund Class I Shares to the holders of Acquired Fund – Class I shares (“Acquired Fund Class I Shares”), (b) Acquiring Fund Class I Shares to the holders of Acquired Fund – Class III shares (“Acquired Fund Class III Shares”), (c) Acquiring Fund Class II Shares to the holders of Acquired Fund – Class II shares (“Acquired Fund Class II Shares”); and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

1.	Sale and Transfer of Assets, Liquidation and Dissolution of the Acquired Fund

(a)           Subject to the terms and conditions of this Plan, the Trust, on behalf of the Acquired Fund, will sell, assign, convey, transfer and deliver to the Acquiring Fund, at the Closing provided for in Section 3, all of the then existing assets of the Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof, hereinafter called the “Valuation Date”), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the Acquired Fund’s costs and expenses of carrying out this Plan (including, but not limited to, brokerage commissions, and subject to Section 10 below), which costs and expenses shall be established on the books of the Acquired Fund as liability reserves, (2) to discharge all of the Acquired Fund’s Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and (3) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund (hereinafter “Net Assets”).  The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date.  The Trust shall use commercially reasonable efforts to identify all of the Acquired Fund’s liabilities, debts, obligations and duties of any nature, whether accrued absolute, contingent or otherwise (“Liabilities”), prior to the Valuation Date and shall discharge all such known Liabilities on or prior to the Valuation Date.  To the extent that any Acquired Fund Liabilities are not discharged on or prior to the Valuation Date, the Acquiring Fund shall assume such Liabilities.

(b)           Subject to the terms and conditions of this Plan, the Trust shall deliver to the Acquired Fund: (i) the number of Acquiring Fund Class I Shares determined by dividing the net asset value per share of the Acquired Fund Class I Shares and Acquired Fund Class III Shares as of Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund Class I Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class I Shares and Acquired Fund Class III Shares as of Close of Business on the Valuation Date; and (ii) the number of Acquiring Fund Class II Shares determined by dividing the net asset value per share of the Acquired Fund Class II Shares as of Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund Class II Shares as of Close of Business on

the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class II Shares as of Close of Business on the Valuation Date.

(c)           As soon as practicable following the Closing, the Trust shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Fund received by the Acquired Fund pursuant to this Section 1.  Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date.  Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place.  No certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Acquired Fund irrespective of whether such shareholders hold their shares in certificated form.

(d)           At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of the Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

(e)           At the Closing, each shareholder of record of the Acquired Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.

2.	Valuation

(a)           The value of the Acquired Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

(b)           The net asset value of a share of beneficial interest of the Acquiring Fund Class I Shares and Acquiring Fund Class II Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Acquiring Fund’s currently effective prospectus and statement of additional information.

(c)           The net asset value of a share of beneficial interest of the Acquired Fund Class I Shares, Acquired Fund Class II Shares, and Acquired Fund Class III Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

3.	Closing and Valuation Date

The Valuation Date shall be [INSERT DATE] or such later date as the Trust may designate.  The Closing shall take place at the principal office of the Trust, at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, at approximately 9:00 a.m., Eastern time, on the first business day following the Valuation Date.  Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and the Acquiring Fund is practicable in the judgment of the Trust.  The Trust shall have provided for delivery as of the Closing of those Net Assets of the Acquired Fund to be transferred to the Acquiring Fund’s Custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10008.  Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.  The Trust shall issue and deliver a certificate or certificates evidencing the registered shares of the Acquiring Fund to be delivered at the Closing to said transfer agent or provide evidence that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

4.	Necessary Findings of Fact by the Trust on behalf of the Acquired Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, without par value.  Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights.

(b)           The financial statements appearing in the Acquired Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2008, and any subsequent financial statements, audited by PricewaterhouseCoopers LLP, and any unaudited financial statements, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(c)           The books and records of the Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

(d)           The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(e)           At the Closing, the Trust, on behalf of the Acquiring Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(f)           The Trust has elected to treat the Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Acquired Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.  For all taxable years and all applicable quarters of such years since its inception, the Acquired Fund has met, and will through the Closing continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

(g)           There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund’s Registration Statement filed with the Commission or the Acquiring Fund’s Prospectus.

5.	Necessary Findings of Fact by the Trust on behalf of the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund.  Each outstanding share of the Acquiring Fund is fully paid, non-assessable and has full voting rights.  The shares of beneficial interest of the Acquiring Fund to be issued pursuant to

Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, and have full voting rights.

(b)           At the Closing, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

(c)           The statement of assets and liabilities of the Acquiring Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(d)           At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (c) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(e)           The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

(f)           The Trust has elected to treat the Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.  For all taxable years and all applicable quarters of such years since its inception, the Acquiring Fund has met, and will through the Closing continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

(g)           There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund’s Registration Statement on Form N-1A under the 1933 Act (“Registration Statement”) filed with the Commission or the Acquiring Fund’s Prospectus.

6.	Necessary Findings of Fact by the Trust on behalf of the Acquired Fund and the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is a statutory trust created under the laws of the State of Delaware on October 28, 2004 and is validly existing and in good standing under the laws of that state.  The Trust, of which the Acquired Fund and the Acquiring Fund are separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

(b)           The Trust has the necessary trust power and authority to conduct its business and the business of the Acquired Fund and Acquiring Fund as such businesses are now being conducted.

(c)           The Trust is not a party to or obligated under any provision of its Amended and Restated Agreement and Declaration of Trust (“Agreement and Declaration of Trust”), By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

(d)           The Trust has full trust power and authority to enter into and perform its obligations under this Plan, subject to approval of the Reorganization by the Acquired Fund’s shareholders.  Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Plan have been validly authorized, and this Plan constitutes its legal and valid obligation.

(e)           The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

(f)           Neither the Trust, the Acquired Fund nor the Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(g)           There are no legal, administrative or other proceedings or investigations against the Trust, the Acquired Fund or the Acquiring Fund, or, to the Trust’s knowledge, threatened against any of them, that would materially affect their financial condition or their ability to consummate the transactions contemplated by this Plan.  The Trust, the Acquired Fund and the Acquiring Fund are not charged with or, to the Trust’s knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h)           The Trust has duly filed, on behalf of the Acquired Fund and the Acquiring Fund, as applicable, all Tax (as defined below) returns and reports (including information returns) that are required to have been filed by the Acquired Fund and the Acquiring Fund, respectively, and all such returns and reports accurately state, in all materials respects, the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Fund or the Acquiring Fund, as applicable.  The Trust has, on behalf of each of the Acquired Fund and the Acquiring Fund, paid or made provision and properly accounted for all Taxes (as defined below) shown to be due on such Tax returns and reports or on any actual or proposed deficiency assessments received with respect to the Acquired Fund or the Acquiring Fund.  The amounts established as provisions for Taxes in the books and records of each of the Acquired Fund and the Acquiring Fund as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or will be payable by the Acquired Fund or the Acquiring Fund, as applicable, for all periods or fiscal years (or portions thereof) ending on or around the Close of Business on the Valuation Date.  No Tax return filed by the Trust on behalf of the Acquired Fund or the Acquiring Fund is currently being audited by the Internal Revenue Service or by any state or local taxing authority.  To the knowledge of the Trust, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of either the Acquired Fund or the Acquiring Fund.  As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

(i)           All information provided by the Trust for inclusion in, or transmittal with, the combined proxy statement and prospectus with respect to this Plan pursuant to which approval of the Acquired Fund shareholders will be sought, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(j)           Except for the approval of the Acquired Fund’s shareholders of the Plan, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.           Obligations of the Trust on behalf of the Acquired Fund

(a)           The Trust shall operate the business of the Acquired Fund as presently conducted between the date hereof and the Closing.

(b)           The Trust, on behalf of the Acquired Fund, shall not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund’s shareholders.

(c)           The Trust shall file, by the date of the Closing, all of the Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)           At the Closing, the Trust shall provide:

(1)           A statement of the respective tax basis of all investments to be transferred by the Acquired Fund to the Acquiring Fund.

(2)           A copy (which may be in electronic form) of the Acquired Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund’s shares as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

(e)           The Board of Trustees of the Trust shall call, and the Trust shall hold, a meeting of the Acquired Fund’s shareholders to consider and vote upon this Plan (the “Special Meeting”) and the Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein.  The Trust shall mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined proxy statement and prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

(f)           At the Closing, the Trust shall provide the statement of the assets and liabilities described in Section 4(d) of this Plan in conformity with the requirements described in such Section.

8.           Obligations of the Trust on behalf of the Acquiring Fund

(a)           The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights deemed to have been created pursuant to this Plan.

(b)           The Trust shall operate the business of the Acquiring Fund as presently conducted between the date hereof and the Closing.

(c)           The Trust shall file, by the date of the Closing, all of the Acquiring Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(d)           At the Closing, the Trust shall provide the statement of assets and liabilities described in Section 5(c) of this Plan in conformity with the requirements described in such Section.

(e)           The Trust shall have filed with the Commission a Registration Statement relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such Registration Statement becomes effective as promptly as practicable.  At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders’ meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

9.	Conditions Precedent to be Fulfilled by the Trust on behalf of the Acquired Fund and the Acquiring Fund

The consummation of this Plan and the Reorganization hereunder shall be subject to the following respective conditions:

(a)           That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

(b)           The Trust shall provide a copy of the resolutions approving this Plan adopted by the Trust’s Board of Trustees, certified by the Secretary or equivalent officer.

(c)           That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the Reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Trust, the Acquired Fund or the Acquiring Fund or would prohibit the transactions contemplated hereby.

(d)           That this Plan and the Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

(e)           That the Acquired Fund shall have declared a dividend or dividends prior to the Valuation Date that, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income (determined without regard to Section 852(b)(2)(D) of the Code), the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and all of its net capital gain, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date and for any prior period.  Net capital gain has the meaning given such term by Section 1222(11) of the Code.

(f)           That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or the Acquiring Fund.

(g)           That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and in accordance with customary representations provided by the Trust in certificates delivered to SRSY:

(1)           The acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange solely for the Acquiring Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2)           No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code;

(3)           No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Acquired Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

(4)           No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund shares to the Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of the Acquired Fund under Section 361(c)(1) of the Code;

(5)           The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

(6)           The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund under Section 1223(2) of the Code;

(7)           No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares in the Acquired Fund for the voting shares (including fractional shares to which they may be entitled) of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

(8)           The basis of the Acquiring Fund shares received by the Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the Acquired Fund exchanged therefor under Section 358(a)(1) of the Code;

(9)           The holding period of the Acquiring Fund’s shares received by the Acquired Fund’s shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund’s shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

(10)           The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury (the “Treasury Regulations”)) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

(h)           That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that:

(1)           The Trust was created as a statutory trust under the laws of the State of Delaware on October 28, 2004 and is validly existing and in good standing under the laws of the State of Delaware;

(2)           The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

(3)           The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquired Fund and Acquiring Fund;

(4)           Assuming that the initial shares of beneficial interest of the Acquired Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(5)           Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Trust’s Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(6)           Such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Acquired Fund or the Acquiring Fund;

(7)           The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

(8)           To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

(9)           Neither the execution nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

(i)           That the Trust’s Registration Statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(j)           That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

(k)           That at the Closing, the Trust, on behalf of the Acquired Fund, transfers to the Acquiring Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

10.	Fees and Expenses; Other Plans

The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne by Nationwide Fund Advisors.

11.	Termination; Waiver; Order

(a)           Anything contained in this Plan to the contrary notwithstanding, the Trust may terminate this Plan and the Reorganization may be abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing.

(b)           If the transactions contemplated by this Plan have not been consummated by December 31, 2010, this Plan shall automatically terminate on that date, unless a later date is established by the Trust.

(c)           In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or its trustees, officers, agents or shareholders in respect of this Plan.

(d)           At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.

(e)            The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither the Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing.  This provision shall not protect any officer, trustee, agent or shareholder of the Trust against any liability for which such officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f)           If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law.

12.           Liability of the Trust

The Trust acknowledges that: (i) all obligations of the Trust under this Plan are binding only with respect to the Trust, the Acquired Fund and the Acquiring Fund; (ii) any liability of the Trust under this Plan with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; (iii) any liability of the Trust under this Plan with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Trust, the Acquired Fund nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust.

13.           Indemnification

(a)           The Acquired Fund shall indemnify and hold harmless, solely out of its assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), the Trust and the trustees and officers of the Trust (for purposes of this Section 13(a), the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Trust or the Acquired Fund contained in this Agreement, the Registration Statement, the Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to the Trust or the Acquired Fund required to be stated therein or necessary to make the statements relating to the Trust or the Acquired Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Trust or the Acquired Fund.  The Indemnified Parties will notify the Trust and the Acquired Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 13(a).  The Acquired Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 13(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if the Acquired Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense.  The Acquired Fund’s obligation under this Section 13(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquired Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 13(a) without the necessity of the Indemnified Parties’ first paying the same.

(b)             The Acquiring Fund shall indemnify and hold harmless, solely out of its assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), the Trust and the trustees and officers of the Trust (for purposes of this Section 13(b), the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquiring Fund contained in this Agreement, the Registration Statement, the Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact relating to the Trust or the Acquiring Fund required to be stated therein or necessary to make the statements relating to the Trust or the Acquiring Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Trust or the Acquiring Fund.  The Indemnified Parties will notify the Trust and the Acquiring Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 13(b).  The Acquiring Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 13(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if the Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense.  The Acquiring Fund’s obligation under this Section 13(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquiring Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 13(b) without the necessity of the Indemnified Parties’ first paying the same.

14.           Final Tax Returns and Forms 1099 of the Acquired Fund
(a)           After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b)           Any expenses incurred by the Trust or the Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to the Reorganization contemplated by this Plan; any excess expenses shall be borne by Nationwide Fund Advisors at the time such Tax returns and Forms 1099 are prepared.

15.	Amendments

This Plan may only be amended in writing at the direction of the Board of Trustees of the Trust.

16.           Governing Law

This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

The Trust has adopted this Plan of Reorganization and it shall be deemed effective, all as of the day and year first-above written.

Nationwide Variable Insurance Trust, on behalf of NVIT Nationwide Fund and NVIT Nationwide Leaders Fund

By
Michael S. Spangler, President and Chief Executive Officer

Acknowledged by Nationwide Fund Advisors

By
Michael S. Spangler, President

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735

     To Vote by Telephone

1) Read the Proxy Statement/Prospectus and have the Voting Instruction Card at hand.

   2)  Call toll-free [insert number].

   3)  Follow the recorded instructions.

           To Vote by Internet

1)  Read  the  Proxy  Statement/Prospectus  and have  the  Voting  Instruction  Card  at  hand.

2)  Go to www.proxyweb.com.

3)  Follow the on-line instructions.

To Vote by Mail

1)  Read the Proxy Statement/Prospectus.

2)  Check the appropriate boxes on reverse side.

3)  Sign, date and return the Voting Instruction
Card in the enclosed envelope provided.

NATIONWIDE VARIABLE INSURANCE TRUST

NVIT HEALTH SCIENCES FUND

VOTING INSTRUCTION CARD FOR THE
SPECIAL MEETING OF SHAREHOLDERS TO
BE HELD MARCH 31, 2010

The undersigned hereby appoints Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Life Insurance Company of America and Nationwide Life and Annuity Company of America (the “Company”) and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders on March 31, 2010 and at any adjournments thereof, all shares of the Fund attributable to his or her contract or interest therein as directed on the reverse side of this Form.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE PROPOSAL.

If  you  fail  to  return  this  Voting  Instruction  Card,  depending  on  your  separate  account,  the  Company  will  either  vote  all  shares  attributable to  your  account  value  in  proportion  to  all  voting  instructions  for  the  Fund  actually  received  from  contract  owners  in  the  Separate  Account, or  the  Company  will  not  vote  all  shares  attributable  to  your  account.

                                            Voting Instruction Card must be signed and dated below.

                   Dated                                  , 2010

Signature(s) (if held jointly)                                               (Please sign in box)

Note: Please sign exactly as your name(s) appear on this card. Joint owners should each sign individually.  Corporate proxies should be signed in full corporate name by an authorized officer.  Fiduciaries should give full titles.  If you sign the proxy card and do not indicate how you intend to vote, it will be understood that you are voting “For” the reorganization.

[Insert code]

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735

NATIONWIDE VARIABLE INSURANCE TRUST

NVIT HEALTH SCIENCES FUND                                          SPECIAL MEETING OF SHAREHOLDERS
                                                       PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Eric E. Miller, Allan J. Oster, and James A. Bernstein, or any one of them, attorneys, with full  power  of  substitution,  to  vote  all  shares  of  the  Fund(s)  of  Nationwide  Variable  Insurance  Trust  (the  “Trust”),  as  indicated  above,  which  the undersigned is entitled to vote at a Special Meeting of Shareholders of the Trust to be held at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, on March 31, 2010, at 10:00 a.m., Eastern time, and at any adjournments thereof. All powers may be exercised by two or more of said proxy holders  or  substitutes  voting  or  acting  or,  if  only  one  votes  and  acts,  then  by  that  one.  This  proxy  shall  be  voted  on  the  proposal(s)  described  in  the  Proxy Statement/Prospectus  as  specified  on  the  reverse  side.

Receipt of the Notice of Special Meeting of Shareholders and the accompanying Proxy Statement/Prospectus is hereby acknowledged.

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE

                                     Date

Signature(s) (if held jointly)                                               (Please sign in box)

Note: Please sign exactly as your name(s) appear on this card. Joint owners should each sign individually.  Corporate proxies should be signed in full corporate name by an authorized officer.  Fiduciaries should give full titles.  If you sign the proxy card and do not indicate how you intend to vote, it will be understood that you are voting “For” the reorganization.

[Insert code]

Please fill in box(es) as shown using black or blue ink or number 2 pencil. PLEASE DO NOT USE FINE POINT PENS.

Please refer to the Proxy Statement/Prospectus discussion of the proposal.

IF NO SPECIFICATION IS MADE AND THIS CARD IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.

As to any other matter, said attorneys shall vote in accordance with their best judgment. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

1.
To  approve  a  Plan  of  Reorganization  by  the Trust,  on  behalf  of the NVIT Health Sciences Fund and  the  NVIT Multi-Manager Large Cap Growth Fund,  which  provides  for:  (i)  the acquisition  by  the  NVIT Multi-Manager Large Cap Growth Fund of  substantially  all  of  the  property, assets and goodwill of the NVIT Health Sciences Fund, in exchange solely for shares of the NVIT Multi-Manager Large Cap Growth Fund; (ii) the pro rata distribution of shares of the NVIT Multi-Manager Large Cap Growth Fund to the shareholders of the NVIT Health Sciences Fund; and (iii) the dissolution of the NVIT Health Sciences Fund.
FOR AGAINST ABSTAIN ☐ ☐ ☐

    2.   NOT APPLICABLE

    3.  NOT APPLICABLE

    4.  To vote on any other business as may properly come before the Special Meeting or any adjournment thereof.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

[insert code]

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735

     To Vote by Telephone

1) Read the Proxy Statement/Prospectus and have the Voting Instruction Card at hand.

   2)  Call toll-free [insert number].

   3)  Follow the recorded instructions.

           To Vote by Internet

1)  Read  the  Proxy  Statement/Prospectus  and have  the  Voting  Instruction  Card  at  hand.

2)  Go to www.proxyweb.com.

3)  Follow the on-line instructions.

To Vote by Mail

1)  Read the Proxy Statement/Prospectus.

2)  Check the appropriate boxes on reverse side.

3)  Sign, date and return the Voting Instruction
Card in the enclosed envelope provided.

NATIONWIDE VARIABLE INSURANCE TRUST

NVIT TECHNOLOGY AND COMMUNICATIONS FUND

VOTING INSTRUCTION CARD FOR THE
SPECIAL MEETING OF SHAREHOLDERS TO
BE HELD MARCH 31, 2010

The undersigned hereby appoints Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Life Insurance Company of America and Nationwide Life and Annuity Company of America (the “Company”) and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders on March 31, 2010 and at any adjournments thereof, all shares of the Fund attributable to his or her contract or interest therein as directed on the reverse side of this Form.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE PROPOSAL.

If  you  fail  to  return  this  Voting  Instruction  Card,  depending  on  your  separate  account,  the  Company  will  either  vote  all  shares  attributable to  your  account  value  in  proportion  to  all  voting  instructions  for  the  Fund  actually  received  from  contract  owners  in  the  Separate  Account, or  the  Company  will  not  vote  all  shares  attributable  to  your  account.

                                            Voting Instruction Card must be signed and dated below.

                   Dated                                  , 2010

Signature(s) (if held jointly)                                               (Please sign in box)

Note: Please sign exactly as your name(s) appear on this card. Joint owners should each sign individually.  Corporate proxies should be signed in full corporate name by an authorized officer.  Fiduciaries should give full titles.  If you sign the proxy card and do not indicate how you intend to vote, it will be understood that you are voting “For” the reorganization.

[Insert code]

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735

NATIONWIDE VARIABLE INSURANCE TRUST

NVIT TECHNOLOGY AND COMMUNICATIONS FUND                                 SPECIAL MEETING OF SHAREHOLDERS
                                                      PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Eric E. Miller, Allan J. Oster, and James A. Bernstein, or any one of them, attorneys, with full  power  of  substitution,  to  vote  all  shares  of  the  Fund(s)  of  Nationwide  Variable  Insurance  Trust  (the  “Trust”),  as  indicated  above,  which  the undersigned is entitled to vote at a Special Meeting of Shareholders of the Trust to be held at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, on March 31, 2010, at 10:00 a.m., Eastern time, and at any adjournments thereof. All powers may be exercised by two or more of said proxy holders or  substitutes  voting  or  acting  or,  if  only  one  votes  and  acts,  then  by  that  one.  This  proxy  shall  be  voted  on  the  proposal(s)  described  in  the  Proxy Statement/Prospectus  as  specified  on  the  reverse  side.

Receipt of the Notice of Special Meeting of Shareholders and the accompanying Proxy Statement/Prospectus is hereby acknowledged.

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE

                                              Date

Signature(s)  (Title(s),  if  applicable)                                                                     (Sign in the Box)

NOTE: Please sign exactly as your name appears on this proxy card. When shares are held by joint tenants, at least one holder should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person’s title.

[insert code]

Please fill in box(es) as shown using black or blue ink or number 2 pencil. PLEASE DO NOT USE FINE POINT PENS.

Please refer to the Proxy Statement/Prospectus discussion of the proposal.

IF NO SPECIFICATION IS MADE AND THIS CARD IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.

As to any other matter, said attorneys shall vote in accordance with their best judgment. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

1.
To  approve  a  Plan  of  Reorganization  by  the Trust,  on  behalf  of the NVIT Technology and Communications Fund and  the  NVIT Multi-Manager Large Cap Growth Fund,  which  provides  for:  (i)  the acquisition  by  the  NVIT Multi-Manager Large Cap Growth Fund of  substantially  all  of  the  property, assets and goodwill of the NVIT Technology and Communications Fund, in exchange solely for shares of the NVIT Multi-Manager Large Cap Growth Fund; (ii) the pro rata distribution of shares of the NVIT Multi-Manager Large Cap Growth Fund to the shareholders of the NVIT Technology and Communications Fund; and (iii) the dissolution of the NVIT Technology and Communications Fund.
FOR AGAINST ABSTAIN ☐ ☐ ☐

    2.   NOT APPLICABLE

    3.  NOT APPLICABLE

    4.  To vote on any other business as may properly come before the Special Meeting or any adjournment thereof.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

[insert code]

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735

     To Vote by Telephone

1) Read the Proxy Statement/Prospectus and have the Voting Instruction Card at hand.

   2)  Call toll-free [insert number].

   3)  Follow the recorded instructions.

           To Vote by Internet

1)  Read  the  Proxy  Statement/Prospectus  and have  the  Voting  Instruction  Card  at  hand.

2)  Go to www.proxyweb.com.

3)  Follow the on-line instructions.

To Vote by Mail

1)  Read the Proxy Statement/Prospectus.

2)  Check the appropriate boxes on reverse side.

3)  Sign, date and return the Voting Instruction
Card in the enclosed envelope provided.

NATIONWIDE VARIABLE INSURANCE TRUST

NVIT U.S. GROWTH LEADERS FUND

VOTING INSTRUCTION CARD FOR THE
SPECIAL MEETING OF SHAREHOLDERS TO
BE HELD MARCH 31, 2010

The undersigned hereby appoints Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Life Insurance Company of America and Nationwide Life and Annuity Company of America (the “Company”) and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders on March 31, 2010 and at any adjournments thereof, all shares of the Fund attributable to his or her contract or interest therein as directed on the reverse side of this Form.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE PROPOSAL.

If  you  fail  to  return  this  Voting  Instruction  Card,  depending  on  your  separate  account,  the  Company  will  either  vote  all  shares  attributable to  your  account  value  in  proportion  to  all  voting  instructions  for  the  Fund  actually  received  from  contract  owners  in  the  Separate  Account, or  the  Company  will  not  vote  all  shares  attributable  to  your  account.

                                            Voting Instruction Card must be signed and dated below.

                   Dated                                  , 2010

Signature(s) (if held jointly)                                               (Please sign in box)

Note: Please sign exactly as your name(s) appear on this card. Joint owners should each sign individually.  Corporate proxies should be signed in full corporate name by an authorized officer.  Fiduciaries should give full titles.  If you sign the proxy card and do not indicate how you intend to vote, it will be understood that you are voting “For” the reorganization.

[Insert code]

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735

NATIONWIDE VARIABLE INSURANCE TRUST

NVIT U.S. GROWTH LEADERS FUND                                         SPECIAL MEETING OF SHAREHOLDERS
                                                       PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Eric E. Miller, Allan J. Oster, and James A. Bernstein, or any one of them, attorneys, with full  power  of  substitution,  to  vote  all  shares  of  the  Fund(s)  of  Nationwide  Variable  Insurance  Trust  (the  “Trust”),  as  indicated  above,  which  the undersigned is entitled to vote at a Special Meeting of Shareholders of the Trust to be held at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, on March 31, 2010, at 10:00 a.m., Eastern time, and at any adjournments thereof. All powers may be exercised by two or more of said proxy holders or  substitutes  voting  or  acting  or,  if  only  one  votes  and  acts,  then  by  that  one.  This  proxy  shall  be  voted  on  the  proposal(s)  described  in  the  Proxy Statement/Prospectus  as  specified  on  the  reverse  side.

Receipt of the Notice of Special Meeting of Shareholders and the accompanying Proxy Statement/Prospectus is hereby acknowledged.

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE

                                              Date

Signature(s)  (Title(s),  if  applicable)                                                                     (Sign in the Box)

NOTE: Please sign exactly as your name appears on this proxy card. When shares are held by joint tenants, at least one holder should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person’s title.

[insert code]

Please fill in box(es) as shown using black or blue ink or number 2 pencil. PLEASE DO NOT USE FINE POINT PENS.

Please refer to the Proxy Statement/Prospectus discussion of the proposal.

IF NO SPECIFICATION IS MADE AND THIS CARD IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.

As to any other matter, said attorneys shall vote in accordance with their best judgment. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

1.
To  approve  a  Plan  of  Reorganization  by  the Trust,  on  behalf  of the NVIT U.S. Growth Leaders Fund and  the  NVIT Multi-Manager Large Cap Growth Fund,  which  provides  for:  (i)  the acquisition  by  the  NVIT Multi-Manager Large Cap Growth Fund of  substantially  all  of  the  property, assets and goodwill of the NVIT U.S. Growth Leaders Fund, in exchange solely for shares of the NVIT Multi-Manager Large Cap Growth Fund; (ii) the pro rata distribution of shares of the NVIT Multi-Manager Large Cap Growth Fund to the shareholders of the NVIT U.S. Growth Leaders Fund; and (iii) the dissolution of the NVIT U.S. Growth Leaders Fund.
FOR AGAINST ABSTAIN ☐ ☐ ☐

    2.   NOT APPLICABLE

    3.  NOT APPLICABLE

    4.  To vote on any other business as may properly come before the Special Meeting or any adjournment thereof.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735

     To Vote by Telephone

1) Read the Proxy Statement/Prospectus and have the Voting Instruction Card at hand.

   2)  Call toll-free [insert number].

   3)  Follow the recorded instructions.

           To Vote by Internet

1)  Read  the  Proxy  Statement/Prospectus  and have  the  Voting  Instruction  Card  at  hand.

2)  Go to www.proxyweb.com.

3)  Follow the on-line instructions.

To Vote by Mail

1)  Read the Proxy Statement/Prospectus.

2)  Check the appropriate boxes on reverse side.

3)  Sign, date and return the Voting Instruction
Card in the enclosed envelope provided.

NATIONWIDE VARIABLE INSURANCE TRUST

GARTMORE NVIT GLOBAL UTILITIES FUND

VOTING INSTRUCTION CARD FOR THE
SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD MARCH 31, 2010

The undersigned hereby appoints Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Life Insurance Company of America and Nationwide Life and Annuity Company of America (the “Company”) and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders on March 31, 2010 and at any adjournments thereof, all shares of the Fund attributable to his or her contract or interest therein as directed on the reverse side of this Form.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE PROPOSAL.

If  you  fail  to  return  this  Voting  Instruction  Card,  depending  on  your  separate  account,  the  Company  will  either  vote  all  shares  attributable to  your  account  value  in  proportion  to  all  voting  instructions  for  the  Fund  actually  received  from  contract  owners  in  the  Separate  Account, or  the  Company  will  not  vote  all  shares  attributable  to  your  account.

                                            Voting Instruction Card must be signed and dated below.

Dated                                  , 2010

Signature(s) (if held jointly)                                               (Please sign in box)

Note: Please sign exactly as your name(s) appear on this card. Joint owners should each sign individually.  Corporate proxies should be signed in full corporate name by an authorized officer.  Fiduciaries should give full titles.  If you sign the proxy card and do not indicate how you intend to vote, it will be understood that you are voting “For” the reorganization.

[Insert code]

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735

NATIONWIDE VARIABLE INSURANCE TRUST

GARTMORE NVIT GLOBAL UTILITIES  FUND                                     SPECIAL MEETING OF SHAREHOLDERS
                                                       PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Eric E. Miller, Allan J. Oster, and James A. Bernstein, or any one of them, attorneys, with full  power  of  substitution,  to  vote  all  shares  of  the  Fund(s)  of  Nationwide  Variable  Insurance  Trust  (the  “Trust”),  as  indicated  above,  which  the undersigned is entitled to vote at a Special Meeting of Shareholders of the Trust to be held at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, on March 31, 2010, at 10:00 a.m., Eastern time, and at any adjournments thereof. All powers may be exercised by two or more of said proxy holders or  substitutes  voting  or  acting  or,  if  only  one  votes  and  acts,  then  by  that  one.  This  proxy  shall  be  voted  on  the  proposal(s)  described  in  the  Proxy Statement/Prospectus  as  specified  on  the  reverse  side.

Receipt of the Notice of Special Meeting of Shareholders and the accompanying Proxy Statement/Prospectus is hereby acknowledged.

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE

                                              Date

Signature(s)  (Title(s),  if  applicable)                                                                     (Sign in the Box)

NOTE: Please sign exactly as your name appears on this proxy card. When shares are held by joint tenants, at least one holder should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person’s title.

[insert code]

Please fill in box(es) as shown using black or blue ink or number 2 pencil. PLEASE DO NOT USE FINE POINT PENS.

Please refer to the Proxy Statement/Prospectus discussion of the proposal.

IF NO SPECIFICATION IS MADE AND THIS CARD IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.

As to any other matter, said attorneys shall vote in accordance with their best judgment. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

1. 2.
NOT APPLICABLE

To  approve  a  Plan  of  Reorganization  by  the Trust,  on  behalf  of the Gartmore NVIT Global Utilities Fund and  the  NVIT Multi-Manager Large Cap Value Fund,  which  provides  for:  (i)  the acquisition  by  the  NVIT Multi-Manager Large Cap Value Fund of  substantially  all  of  the  property, assets and goodwill of the Gartmore NVIT Global Utilities Fund, in exchange solely for shares of the NVIT Multi-Manager Large Cap Value Fund; (ii) the pro rata distribution of shares of the NVIT Multi-Manager Large Cap Value Fund to the shareholders of the Gartmore NVIT Global Utilities Fund; and (iii) the dissolution of the Gartmore NVIT Global Utilities Fund.
FOR AGAINST ABSTAIN ☐ ☐ ☐

    3.  NOT APPLICABLE

    4.  To vote on any other business as may properly come before the Special Meeting or any adjournment thereof.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

[insert code]

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735

     To Vote by Telephone

1) Read the Proxy Statement/Prospectus and have the Voting Instruction Card at hand.

   2)  Call toll-free [insert number].

   3)  Follow the recorded instructions.

           To Vote by Internet

1)  Read  the  Proxy  Statement/Prospectus  and have  the  Voting  Instruction  Card  at  hand.

2)  Go to www.proxyweb.com.

3)  Follow the on-line instructions.

To Vote by Mail

1)  Read the Proxy Statement/Prospectus.

2)  Check the appropriate boxes on reverse side.

3)  Sign, date and return the Voting Instruction
Card in the enclosed envelope provided.

NATIONWIDE VARIABLE INSURANCE TRUST

NVIT GLOBAL FINANCIAL SERVICES FUND

VOTING INSTRUCTION CARD FOR THE
SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD MARCH 31, 2010

The undersigned hereby appoints Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Life Insurance Company of America and Nationwide Life and Annuity Company of America (the “Company”) and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders on March 31, 2010 and at any adjournments thereof, all shares of the Fund attributable to his or her contract or interest therein as directed on the reverse side of this Form.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE PROPOSAL.

If  you  fail  to  return  this  Voting  Instruction  Card,  depending  on  your  separate  account,  the  Company  will  either  vote  all  shares  attributable to  your  account  value  in  proportion  to  all  voting  instructions  for  the  Fund  actually  received  from  contract  owners  in  the  Separate  Account, or  the  Company  will  not  vote  all  shares  attributable  to  your  account.

                                            Voting Instruction Card must be signed and dated below.

           Dated                                  , 2010

Signature(s) (if held jointly)                                               (Please sign in box)

Note: Please sign exactly as your name(s) appear on this card. Joint owners should each sign individually.  Corporate proxies should be signed in full corporate name by an authorized officer.  Fiduciaries should give full titles.  If you sign the proxy card and do not indicate how you intend to vote, it will be understood that you are voting “For” the reorganization.

[Insert code]

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735

NATIONWIDE VARIABLE INSURANCE TRUST

NVIT GLOBAL FINANCIAL SERVICES  FUND                                     SPECIAL MEETING OF SHAREHOLDERS
                                                       PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Eric E. Miller, Allan J. Oster, and James A. Bernstein, or any one of them, attorneys, with full  power  of  substitution,  to  vote  all  shares  of  the  Fund(s)  of  Nationwide  Variable  Insurance  Trust  (the  “Trust”),  as  indicated  above,  which  the undersigned is entitled to vote at a Special Meeting of Shareholders of the Trust to be held at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, on March 31, 2010, at 10:00 a.m., Eastern time, and at any adjournments thereof. All powers may be exercised by two or more of said proxy holders or  substitutes  voting  or  acting  or,  if  only  one  votes  and  acts,  then  by  that  one.  This  proxy  shall  be  voted  on  the  proposal(s)  described  in  the  Proxy Statement/Prospectus  as  specified  on  the  reverse  side.

Receipt of the Notice of Special Meeting of Shareholders and the accompanying Proxy Statement/Prospectus is hereby acknowledged.

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE

                                              Date

Signature(s)  (Title(s),  if  applicable)                                                                     (Sign in the Box)

NOTE: Please sign exactly as your name appears on this proxy card. When shares are held by joint tenants, at least one holder should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person’s title.

[insert code]

Please fill in box(es) as shown using black or blue ink or number 2 pencil. PLEASE DO NOT USE FINE POINT PENS.

Please refer to the Proxy Statement/Prospectus discussion of the proposal.

IF NO SPECIFICATION IS MADE AND THIS CARD IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.

As to any other matter, said attorneys shall vote in accordance with their best judgment. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

1. 2.
NOT APPLICABLE

To  approve  a  Plan  of  Reorganization  by  the Trust,  on  behalf  of the NVIT Global Financial Services Fund and  the  NVIT Multi-Manager Large Cap Value Fund,  which  provides  for:  (i)  the acquisition  by  the  NVIT Multi-Manager Large Cap Value Fund of  substantially  all  of  the  property, assets and goodwill of the NVIT Global Financial Services Fund, in exchange solely for shares of the NVIT Multi-Manager Large Cap Value Fund; (ii) the pro rata distribution of shares of the NVIT Multi-Manager Large Cap Value Fund to the shareholders of the NVIT Global Financial Services Fund; and (iii) the dissolution of the NVIT Global Financial Services Fund.
FOR AGAINST ABSTAIN ☐ ☐ ☐

    3.  NOT APPLICABLE

    4.  To vote on any other business as may properly come before the Special Meeting or any adjournment thereof.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

[insert code]

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735

     To Vote by Telephone

1) Read the Proxy Statement/Prospectus and have the Voting Instruction Card at hand.

   2)  Call toll-free [insert number].

   3)  Follow the recorded instructions.

           To Vote by Internet

1)  Read  the  Proxy  Statement/Prospectus  and have  the  Voting  Instruction  Card  at  hand.

2)  Go to www.proxyweb.com.

3)  Follow the on-line instructions.

To Vote by Mail

1)  Read the Proxy Statement/Prospectus.

2)  Check the appropriate boxes on reverse side.

3)  Sign, date and return the Voting Instruction
Card in the enclosed envelope provided.

NATIONWIDE VARIABLE INSURANCE TRUST

NVIT NATIONWIDE LEADERS FUND

VOTING INSTRUCTION CARD FOR
THE SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD MARCH 31, 2010

The undersigned hereby appoints Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Life Insurance Company of America and Nationwide Life and Annuity Company of America (the “Company”) and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders on March 31, 2010 and at any adjournments thereof, all shares of the Fund attributable to his or her contract or interest therein as directed on the reverse side of this Form.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE PROPOSAL.

If  you  fail  to  return  this  Voting  Instruction  Card,  depending  on  your  separate  account,  the  Company  will  either  vote  all  shares  attributable to  your  account  value  in  proportion  to  all  voting  instructions  for  the  Fund  actually  received  from  contract  owners  in  the  Separate  Account, or  the  Company  will  not  vote  all  shares  attributable  to  your  account.

                                                                                                                                              Voting Instruction Card must be signed and dated below.

                                  Dated                                  , 2010

Signature(s) (if held jointly)                                               (Please sign in box)

Note: Please sign exactly as your name(s) appear on this card. Joint owners should each sign individually.  Corporate proxies should be signed in full corporate name by an authorized officer.  Fiduciaries should give full titles.  If you sign the proxy card and do not indicate how you intend to vote, it will be understood that you are voting “For” the reorganization.

[Insert code]

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735

NATIONWIDE VARIABLE INSURANCE TRUST

NVIT NATIONWIDE LEADERS FUND                                         SPECIAL MEETING OF SHAREHOLDERS
                                                        PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Eric E. Miller, Allan J. Oster, and James A. Bernstein, or any one of them, attorneys, with full  power  of  substitution,  to  vote  all  shares  of  the  Fund(s)  of  Nationwide  Variable  Insurance  Trust  (the  “Trust”),  as  indicated  above,  which  the undersigned is entitled to vote at a Special Meeting of Shareholders of the Trust to be held at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, on March 31, 2010, at 10:00 a.m., Eastern time, and at any adjournments thereof. All powers may be exercised by two or more of said proxy holders or  substitutes  voting  or  acting  or,  if  only  one  votes  and  acts,  then  by  that  one.  This  proxy  shall  be  voted  on  the  proposal(s)  described  in  the  Proxy Statement/Prospectus  as  specified  on  the  reverse  side.

Receipt of the Notice of Special Meeting of Shareholders and the accompanying Proxy Statement/Prospectus is hereby acknowledged.

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE

                                              Date                                , 2010

Signature(s)  (Title(s),  if  applicable)                                                                     (Sign in the Box)

NOTE: Please sign exactly as your name appears on this proxy card. When shares are held by joint tenants, at least one holder should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person’s title.

[insert code]

Please fill in box(es) as shown using black or blue ink or number 2 pencil. PLEASE DO NOT USE FINE POINT PENS.

Please refer to the Proxy Statement/Prospectus discussion of the proposal.

IF NO SPECIFICATION IS MADE AND THIS CARD IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.

As to any other matter, said attorneys shall vote in accordance with their best judgment. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

1. 2. 3.
NOT APPLICABLE

NOT APPLICABLE

To  approve  a  Plan  of  Reorganization  by  the Trust,  on  behalf  of the NVIT Nationwide Leaders Fund and  the  NVIT Nationwide Fund,  which  provides  for:  (i)  the acquisition  by  the  NVIT Nationwide Fund of  substantially  all  of  the  property, assets and goodwill of the NVIT Nationwide Leaders Fund, in exchange solely for shares of the NVIT Nationwide Fund; (ii) the pro rata distribution of shares of the NVIT Nationwide Fund to the shareholders of the NVIT Nationwide Leaders Fund; and (iii) the dissolution of the NVIT Nationwide Leaders Fund.
FOR AGAINST ABSTAIN ☐ ☐ ☐

    4.  To vote on any other business as may properly come before the Special Meeting or any adjournment thereof.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

[insert code]

STATEMENT OF ADDITIONAL INFORMATION
FOR
NVIT MULTI-MANAGER LARGE CAP GROWTH FUND
NVIT MULTI-MANAGER LARGE CAP VALUE FUND
NVIT NATIONWIDE FUND

Dated [INSERT], 2010

Acquisition of the Assets of:	Acquisition of the Assets of:
NVIT HEALTH SCIENCES FUND NVIT TECHNOLOGY AND COMMUNICATIONS FUND AND NVIT U.S. GROWTH LEADERS FUND (each, a series of Nationwide Variable Insurance Trust)	GARTMORE NVIT GLOBAL UTILITIES FUND AND NVIT GLOBAL FINANCIAL SERVICES FUND (each, a series of Nationwide Variable Insurance Trust)
By and in exchange for shares of:	By and in exchange for shares of:
NVIT MULTI-MANAGER LARGE CAP GROWTH FUND (a series of Nationwide Variable Insurance Trust)	NVIT MULTI-MANAGER LARGE CAP VALUE FUND (a series of Nationwide Variable Insurance Trust)

and

Acquisition of the Assets of:
NVIT NATIONWIDE LEADERS FUND (a series of Nationwide Variable Insurance Trust)
By and in exchange for shares of:
NVIT NATIONWIDE FUND (a series of Nationwide Variable Insurance Trust)

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisitions of all of the assets of: (i) the NVIT Health Sciences Fund (the “Health Sciences Fund”), NVIT Technology and Communications Fund (the “Technology Fund”), and NVIT U.S. Growth Leaders Fund (the “U.S. Leaders Fund”) in exchange for shares of the NVIT Multi-Manager Large Cap Growth Fund (the “Growth Fund”) (“Transaction 1”); (ii) the Gartmore NVIT Global Utilities Fund (the “Utilities Fund”) and NVIT Global Financial Services Fund (the “Financial Services Fund”) in exchange for shares of the NVIT Multi-Manager Large Cap Value Fund (the “Value Fund”) (“Transaction 2”); and (iii) the NVIT Nationwide Leaders Fund (the “Nationwide Leaders Fund”) in exchange for shares of the NVIT Nationwide Fund (the “Nationwide Fund”) (“Transaction 3”).

This SAI is not a prospectus; you should read this SAI in conjunction with the Proxy Statement/Prospectus dated [INSERT], 2010, relating to the above-referenced Transactions. You can request a copy of the Proxy Statement/Prospectus by calling (800) 848-0920, or by writing to Nationwide Variable Insurance Trust (the “Trust”) at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406.

This SAI consists of this Cover Page and the following documents, each of which is attached to and is legally considered to be a part of this SAI.

1.           Statement of Additional Information of the Growth Fund, dated August 31, 2009 (as revised November 25, 2009), as previously filed via EDGAR is incorporated herein by reference to the Trust’s filing under Rule 497 filed November 25, 2009, and will be mailed to any shareholder who requests this SAI with regard to Transaction 1.

2.           Annual Report of the Growth Fund, Health Sciences Fund, Technology Fund, and U.S. Leaders Fund for the fiscal year ended December 31, 2008, as previously filed via EDGAR is incorporated herein by reference to the Trust’s N-CSR filed March 6, 2009, and will be mailed to any shareholder who requests this SAI with regard to Transaction 1.

3.           Semi-Annual Report of the Growth Fund, Health Sciences Fund, Technology Fund, and U.S. Leaders Fund for the period ended June 30, 2009, as previously filed via EDGAR is incorporated herein by reference to the Trust’s N-CSRS filed September 3, 2009, and will be mailed to any shareholder who requests this SAI with regard to Transaction 1.

4.           Pro Forma Financial Statements for the reorganization of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund into the Growth Fund.*

5.           Statement of Additional Information of the Value Fund, dated August 31, 2009 (as revised November 25, 2009), as previously filed via EDGAR is incorporated herein by reference to the Trust’s filing under Rule 497 filed November 25, 2009, and will be mailed to any shareholder who requests this SAI with regard to Transaction 2.

6.           Annual Report of the Value Fund, Utilities Fund, and Financial Services Fund for the fiscal year ended December 31, 2008, as previously filed via EDGAR is incorporated herein by reference to the Trust’s N-CSR filed March 6, 2009, and will be mailed to any shareholder who requests this SAI with regard to Transaction 2.

7.           Semi-Annual Report of the Value Fund, Utilities Fund, and Financial Services Fund for the period ended June 30, 2009, as previously filed via EDGAR is incorporated herein by reference to the Trust’s N-CSRS filed September 3, 2009, and will be mailed to any shareholder who requests this SAI with regard to Transaction 2.

8.           Pro Forma Financial Statements for the reorganization of the Utilities Fund and Financial Services Fund into the Value Fund.**

9.           Statement of Additional Information of the Nationwide Fund, dated August 31, 2009 (as revised November 25, 2009), as previously filed via EDGAR is incorporated herein by reference to the Trust’s filing under Rule 497 filed November 25, 2009, and will be mailed to any shareholder who requests this SAI with regard to Transaction 3.

10.           Annual Report of the Nationwide Fund and Nationwide Leaders Fund for the fiscal year ended December 31, 2008, as previously filed via EDGAR is incorporated herein by reference to the Trust’s N-CSR filed March 6, 2009, and will be mailed to any shareholder who requests this SAI with regard to the Nationwide Leaders Fund transaction.

11.           Semi-Annual Report of the Nationwide Fund and Nationwide Leaders Fund for the period ended June 30, 2009, as previously filed via EDGAR is incorporated herein by reference to the Trust’s N-CSRS

2

filed September 3, 2009, and will be mailed to any shareholder who requests this SAI with regard to Transaction 3.***
___________________
*           Pro Forma Financial Statements prepared assume that each of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund all merge into the Growth Fund.  Pro Forma Financial Statements for each of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund are not required individually as the net asset value, as of November 30, 2009, of each such Fund did not exceed ten percent of the Growth Fund’s net asset value.  However, the Funds have provided such information because the combined net asset value of the Health Sciences Fund, Technology Fund, and U.S. Leaders Fund exceeds ten percent of the net asset value of the Growth Fund.

**           Pro Forma Financial Statements prepared assume that each of the Utilities Fund and Financial Services Fund both merge into the Value Fund.  Pro Forma Financial Statements for each of the Utilities Fund and Financial Services Fund are not required individually as the net asset value, as of November 30 2009, of each such Fund did not exceed ten percent of the Value Fund’s net asset value.  However, the Funds have provided such information because the combined net asset value of the Utilities Fund and the Financial Services Fund exceeds ten percent of the net asset value of the Value Fund.

***           Pro Forma Financial Statements for the Nationwide Leaders Fund is not required as the net asset value, as of November 30 2009, of the Nationwide Leaders Fund does not exceed ten percent of the Nationwide Fund’s net asset value.

3

NVIT Multi-Manager Large Cap Growth Fund
Pro Forma Combined Statement of Assets and Liabilities
As of June 30, 2009 (Unaudited)
TRANSACTION 1

	NVIT Health Sciences Fund	NVIT Technology and Communications Fund	NVIT U.S. Growth Leaders Fund	NVIT Multi-Manager Large Cap Growth Fund	Pro Forma Adjustments		NVIT Multi-Manager Large Cap Growth Fund Pro Forma Combined

Assets:
Investments, at value (cost $40,110,873, $29,003,867, $26,655,319, and $164,904,331, respectively)	$ 36,690,314	$ 29,964,225	$ 28,627,295	$ 173,633,321	$ -		$ 268,915,155
Repurchase agreements, at value and cost	118,451	890,043	585,026	7,232,184	-		8,825,704
Total investments	36,808,765	30,854,268	29,212,321	180,865,505	-		277,740,859
Interest and dividends receivable	10,226	34,378	18,461	143,642	-		206,707
Receivable for capital shares issued	17,237	26,584	127,152	944,493	-		1,115,466
Receivable for investments sold	254,059	-	371,146	5,996,919	-		6,622,124
Reclaim receivable	7,475	3,667	-	-	-		11,142
Prepaid expenses and other assets	653	290	444	2,184	-		3,571
Total Assets	37,098,415	30,919,187	29,729,524	187,952,743	-		285,699,869

Liabilities:
Cash overdraft	-	-	-	342,451	-		342,451
Payable for investments purchased	144,661	-	178,805	7,646,563	-		7,970,029
Payable for variation margin on futures	-	-	-	5,351	-		5,351
Payable for capital shares redeemed	21,725	73,418	6,172	21	-		101,336
Accrued expenses and other payables:
Investment advisory fees	76,009	55,003	55,410	101,724	-		288,146
Fund administration fees	1,416	1,184	1,145	6,708	-		10,453
Distribution fees	2,607	1,689	2,715	328	-		7,339
Administrative service fees	5,050	4,995	3,952	266	-		14,263
Custodian fees	3,888	1,698	1,139	656	-		7,381
Trustee fees	142	5	36	101	-		284
Compliance program costs (Note 3)	1,027	430	610	2,034	-		4,101
Professional fees	2,583	1,210	1,556	5,070	-		10,419
Printing fees	5,157	12,755	508	11,510	-		29,930
Other	1,453	676	957	-	-		3,086
Total Liabilities	265,718	153,063	253,005	8,122,783	-		8,794,569

Net Assets	$ 36,832,697	$ 30,766,124	$ 29,476,519	$ 179,829,960	$ -		$ 276,905,300

Represented by:
Capital	$ 53,533,037	$ 54,125,071	$ 47,236,613	$ 195,153,041	$ -		$ 350,047,762
Accumulated undistributed net investment income / (Accumulated net investment loss)	11,709	(32,823)	(11,876)	(3,025)	-		(36,015)
Accumulated net realized gains (losses) from investment and
futures transactions, and foreign currency transactions	(13,292,021)	(24,287,108)	(19,720,194)	(24,060,512)	-		(81,359,835)
Net unrealized appreciation/(depreciation) from investments	(3,420,559)	960,358	1,971,976	8,728,990	-		8,240,765
Net unrealized appreciation/(depreciation) from futures (Note 2)	-	-	-	11,466	-		11,466
Net unrealized appreciation/(depreciation) fron translation of
assets and liabilities denominated in foregin currencies	531	626	-	-	-		1,157
Net Assets	$ 36,832,697	$ 30,766,124	$ 29,476,519	$ 179,829,960	$ -		$ 276,905,300

Net Assets:
Class I Shares	$ 3,955,623	$ 7,841,216	$ 6,381,065	$ 686,328	$ 44,739,935	(a)	$ 63,604,167
Class II Shares	1,199,882	625,344	13,201,839	1,645,350	19,130,436	(b)	35,802,851
Class III Shares	20,280,572	14,565,748	9,893,615	-	(44,739,935)	(a)	-
Class VI Shares	11,396,620	7,733,816	-	-	(19,130,436)	(b)	-
Class Y Shares	-	-	-	177,498,282	-		177,498,282
Total	$ 36,832,697	$ 30,766,124	$ 29,476,519	$ 179,829,960	$ -		$ 276,905,300

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	481,403	2,991,172	999,705	95,539	4,286,080	(c)	8,853,899
Class II Shares	148,032	241,742	2,097,918	229,001	2,266,374	(c)	4,983,067
Class III Shares	2,463,137	5,502,841	1,538,487	-	(9,504,465)	(d)	-
Class VI Shares	1,395,073	2,968,940	-	-	(4,364,013)	(d)	-
Class Y Shares	-	-	-	24,682,316	-		24,682,316
Total	4,487,645	11,704,695	4,636,110	25,006,856	(7,316,024)		38,519,282

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively)
Class I Shares	$ 8.22	$ 2.62	$ 6.38	$ 7.18	$ -		$ 7.18
Class II Shares	$ 8.11	$ 2.59	$ 6.29	$ 7.18	$ -		$ 7.18
Class III Shares	$ 8.23	$ 2.65	$ 6.43		$ -
Class VI Shares	$ 8.17	$ 2.60			$ -
Class Y Shares				$ 7.19	$ -		$ 7.19

Adjustments:
(a) Adjustment is to reclass the net assets of Class III of the acquired funds into Class I of the acquiring fund.
(b) Adjustment is to reclass the net assets of Class VI of the acquired funds into Class II of the acquiring fund.
(c) Adjustment is to account for the net change in shares outstanding upon the completion of the merger.
(d) Adjustment is to reduce the outstanding shares of Class III and Class VI of the acquired funds.

The accompanying notes are an integral part of these financial statements.

NVIT Multi-Manager Large Cap Growth Fund
Pro Forma Combined Statement of Operations
For the Twelve Months Ended June 30, 2009 (Unaudited)
TRANSACTION 1

	NVIT Health Sciences Fund	NVIT Technology and Communications Fund	NVIT U.S. Growth Leaders Fund	NVIT Multi-Manager Large Cap Growth Fund	Pro Forma Adjustments		NVIT Multi-Manager Large Cap Growth Fund Pro Forma Combined

INVESTMENT INCOME:
Interest income	$ 13,433	$ 4,610	$ 4,654	$ 32,671	$ -		$ 55,368
Dividend income	721,654	238,623	374,872	1,450,378	-		2,785,527
Securities lending income (Note 2)	1,686	23,254	1,853	-	-		26,793
Foreign taxes withheld	(5,208)	(13,412)	-	(17)	-		(18,637)
Total Income	731,565	253,075	381,379	1,483,032	-		2,849,051

EXPENSES:
Investment advisory fees	424,860	201,800	284,146	629,929	(196,820)	(a)	1,343,915
Fund administration fees	20,766	13,246	15,412	46,999	-		96,423
Distribution fees - Class II Shares	3,478	1,737	36,543	1,796	53,083	(b)	96,637
Distribution fees - Class VI Shares	36,837	16,246	-	-	(53,083)	(b)	-
Administrative services fees - Class I Shares	7,345	15,666	12,406	378	71,426	(c)	107,221
Administrative services fees - Class II Shares	2,425	1,129	24,682	1,043	26,601	(d)	55,880
Administrative services fees - Class III Shares	41,631	16,789	19,530	-	(77,950)	(e)	-
Administrative services fees - Class VI Shares	21,820	5,618	-	-	(27,438)	(e)	-
Custodian fees	(626)	4,876	710	6,511	-		11,471
Trustee fees	1,235	232	511	3,401	-		5,379
Compliance program costs (Note 3)	1,351	732	897	2,276	-		5,256
Professional fees	11,774	6,927	7,620	24,381	-		50,702
Printing fees	29,190	60,720	43,847	28,635	-		162,392
Other	11,383	8,894	6,940	16,320	-		43,537
Total expenses before earnings credits and expenses reimbursed by adviser	613,469	354,612	453,244	761,669	(204,181)		1,978,813
Earnings credit (Note 4)	(96)	(32)	(4)	(406)	-		(538)
Expenses reimbursed by adviser	-	(1,159)	-	(32,915)	-		(34,074)
Net expenses	613,373	353,421	453,240	728,348	(204,181)		1,944,201
	118,192	(100,346)	(71,861)	754,684	204,181		904,850
NET INVESTMENT INCOME

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain (loss) on transactions from:
Net realized gains from investment transactions	(11,696,993)	(14,218,027)	(16,859,509)	(23,980,624)	-		(66,755,153)
Futures	-	-	-	(217,516)	-		(217,516)
Foreign currency transactions	(4,108)	(64,404)	-	-	-		(68,512)
Net realized gain (loss) from investment transactions, futures, and foreign currency transactions	(11,701,101)	(14,282,431)	(16,859,509)	(24,198,140)	-		(67,041,181)

Net change in unrealized appreciation/(depreciation) of:
Investments	(103,410)	4,689,133	1,095,676	9,323,550	-		15,004,949
Futures	-	-	-	11,913	-		11,913
Foreign currency translations	(9)	1,966	-	-	-		1,957
Net change in unrealized appreciation/(depreciation) from investments, futures, and translation of
assets and liabilities denominated in foreign currencies	(103,419)	4,691,099	1,095,676	9,335,463	-		15,018,819
Net realized/unrealized losses from investments, futures, and translation of
assets and liabilities denominated in foreign currencies	(11,804,520)	(9,591,332)	(15,763,833)	(14,862,677)	-		(52,022,362)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$ (11,686,328)	$ (9,691,678)	$ (15,835,694)	$ (14,107,993)	$ 204,181		$ (51,117,512)

Adjustments:
(a) Adjustment is to reflect the reduction in investment advisory fees as a result of the different fee structure.
(b) Adjustment is to reduce the distribution fees for Class VI of the acquired funds and increase the distribution fee for Class II of the acquired fund.
(c) Adjustment is to reflect the net additional administrative servicing fee as a result of the acquisition of Class I and Class III of the acquired funds.
(d) Adjustment is to reflect the net additional administrative servicing fee as a result of the acquisition of Class II and ClassVI of the acquired funds.
(e) Adjustment is to reduce the administrative servicing fee for Class III and Class VI of the acquired funds.

The accompanying notes are an integral part of these financial statements.

NVIT Multi-Manager Large Cap Growth Fund
Pro-Forma Combined Statement of Investments
As of June 30, 2009 (Unaudited)
TRANSACTION 1

	NVIT Health Sciences Fund Shares	NVIT Technology & Communications Fund Shares	NVIT U.S. Growth Leaders Fund Shares	NVIT Multi- Manager Large Cap Growth Fund Shares	NVIT Multi- Manager Large Cap Growth Fund Pro-Forma Combined Shares	NVIT Health Sciences Fund Market Value	NVIT Technology & Communications Fund Market Value	NVIT U.S. Growth Leaders Fund Market Value	NVIT Multi- Manager Large Cap Growth Fund Market Value	NVIT Multi- Manager Large Cap Growth Fund Pro-Forma Combined Market Value
Common Stocks 96.8%
Aerospace & Defense 1.9%
Boeing Co.	-	-	-	11,898	11,898	$-	$-	$-	$505,665	$505,665
L-3 Communications Holdings, Inc.	-	-	-	712	712	-	-	-	49,398	49,398
Lockheed Martin Corp.	-	-	-	20,638	20,638	-	-	-	1,664,455	1,664,455
Northrop Grumman Corp.	-	-	-	9,251	9,251	-	-	-	422,586	422,586
Rockwell Collins, Inc.	-	-	-	4,974	4,974	-	-	-	207,565	207,565
United Technologies Corp.	-	-	-	48,377	48,377	-	-	-	2,513,669	2,513,669
										5,363,338
Air Freight & Logistics 0.8%
CH Robinson Worldwide, Inc.	-	-	-	5,686	5,686	-	-	-	296,525	296,525
Expeditors International of Washington, Inc.	-	-	-	7,606	7,606	-	-	-	253,584	253,584
FedEx Corp.	-	-	-	3,645	3,645	-	-	-	202,735	202,735
United Parcel Service, Inc., Class B	-	-	-	29,020	29,020	-	-	-	1,450,710	1,450,710
										2,203,554
Auto Components 0.2%
BorgWarner, Inc.	-	-	-	3,764	3,764	-	-	-	128,465	128,465
Johnson Controls, Inc.	-	-	-	16,268	16,268	-	-	-	353,341	353,341
Trw Automotive Holdings Corp.*	-	-	-	6,420	6,420	-	-	-	72,546	72,546
										554,352
Automobiles 0.6%
Ford Motor Co.*	-	-	-	279,530	279,530	-	-	-	1,696,747	1,696,747

Beverages 1.8%
Coca-Cola Co. (The)	-	-	-	30,229	30,229	-	-	-	1,450,690	1,450,690
Coca-Cola Enterprises, Inc.	-	-	-	4,569	4,569	-	-	-	76,074	76,074
Hansen Natural Corp.*	-	-	-	13,881	13,881	-	-	-	427,812	427,812
PepsiCo, Inc.	-	-	15,200	39,248	54,448	-	-	835,392	2,157,070	2,992,462
										4,947,038
Biotechnology 5.7%
Amgen, Inc.*	33,000	-	-	31,635	64,635	1,747,020	-	-	1,674,757	3,421,777
Biogen Idec, Inc.*	14,100	-	-	13,809	27,909	636,615	-	-	623,476	1,260,091
Celgene Corp.*	-	-	-	15,478	15,478	-	-	-	740,468	740,468
Cephalon, Inc.*	16,800	-	-	-	16,800	951,720	-	-	-	951,720
Genzyme Corp.*	-	-	-	8,580	8,580	-	-	-	477,649	477,649
Gilead Sciences, Inc.*	53,866	-	23,240	101,299	178,405	2,523,083	-	1,088,562	4,744,845	8,356,490
United Therapeutics Corp.*	5,700	-	-	-	5,700	474,981	-	-		474,981
										15,683,176
Capital Markets 2.5%
BlackRock, Inc.	-	-	-	832	832	-	-	-	145,950	145,950
Eaton Vance Corp.	-	-	-	7,719	7,719	-	-	-	206,483	206,483
Federated Investors, Inc., Class B	-	-	-	5,812	5,812	-	-	-	140,011	140,011
Franklin Resources, Inc.	-	-	-	2,265	2,265	-	-	-	163,103	163,103
Goldman Sachs Group, Inc. (The)	-	-	5,140	9,216	14,356	-	-	757,842	1,358,807	2,116,649
Invesco Ltd.	-	-	-	68,410	68,410	-	-	-	1,219,066	1,219,066
Morgan Stanley	-	-	-	42,972	42,972	-	-	-	1,225,132	1,225,132
Northern Trust Corp.	-	-	-	9,042	9,042	-	-	-	485,375	485,375
SEI Investments Co.	-	-	-	5,133	5,133	-	-	-	92,599	92,599
State Street Corp.	-	-	11,200	-	11,200	-	-	528,640	-	528,640
T. Rowe Price Group, Inc.	-	-	-	11,605	11,605	-	-	-	483,580	483,580
Waddell & Reed Financial, Inc., Class A	-	-	-	3,822	3,822	-	-	-	100,786	100,786
										6,907,374
Chemicals 1.4%
CF Industries Holdings, Inc.	-	-	-	795	795	-	-	-	58,941	58,941
Eastman Chemical Co.	-	-	-	3,944	3,944	-	-	-	149,478	149,478
Huntsman Corp.	-	-	-	5,273	5,273	-	-	-	26,523	26,523
Monsanto Co.	-	-	5,720	12,850	18,570	-	-	425,225	955,269	1,380,494
Praxair, Inc.	-	-	9,000	24,083	33,083	-	-	639,630	1,711,579	2,351,209
										3,966,645
Commercial Banks 0.0%
Wells Fargo & Co.	-	-	-	2,987	2,987	-	-	-	72,465	72,465

Communications Equipment 5.0%
ADC Telecommunications, Inc.*	-	-	-	4,342	4,342	-	-		34,562	34,562
Brocade Communications Systems, Inc.*	-	-	96,700	-	96,700	-	-	756,194		756,194
Ciena Corp.*	-	-	-	2,719	2,719	-	-	-	28,142	28,142
Cisco Systems, Inc.*	-	62,509	-	194,954	257,463	-	1,165,168	-	3,633,943	4,799,111
F5 Networks, Inc.*	-	11,620	-	-	11,620	-	401,936	-	-	401,936
QUALCOMM, Inc.	-	34,257	22,560	94,700	151,517	-	1,548,416	1,019,712	4,280,440	6,848,568
Tellabs, Inc.*	-	143,300	-	28,918	172,218	-	821,109	-	165,700	986,809
										13,855,322
Computers & Peripherals 8.7%
Apple, Inc.*	-	4,307	-	42,251	46,558	-	613,446	-	6,017,810	6,631,256
Dell, Inc.*	-	-	-	34,997	34,997	-	-	-	480,509	480,509
EMC Corp.*	-	96,830	-	103,310	200,140	-	1,268,473	-	1,353,361	2,621,834
Hewlett-Packard Co.	-	49,800	25,100	105,995	180,895	-	1,924,770	970,115	4,096,707	6,991,592
International Business Machines Corp.	-	-	-	48,509	48,509	-	-	-	5,065,310	5,065,310
NetApp, Inc.*	-	-	-	17,274	17,274	-	-	-	340,643	340,643
Seagate Technology	-	-	-	20,476	20,476	-	-	-	214,179	214,179
Sun Microsystems, Inc.*	-	-	-	2,875	2,875	-	-	-	26,507	26,507
Synaptics, Inc.*	-	-	18,300	-	18,300	-	-	707,295	-	707,295
Teradata Corp.*	-	-	-	1,599	1,599	-	-	-	37,465	37,465
Western Digital Corp.*	-	-	-	9,244	9,244	-	-	-	244,966	244,966
Wincor Nixdorf AG (a)		14,851	-	-	14,851	-	832,603	-	-	832,603
										24,194,159
Construction & Engineering 0.5%
Fluor Corp.	-	-	-	26,620	26,620	-	-	-	1,365,340	1,365,340
Jacobs Engineering Group, Inc.*	-	-	-	1,289	1,289	-	-	-	54,254	54,254
KBR, Inc.	-	-	-	1,276	1,276	-	-	-	23,529	23,529
URS Corp.*	-	-	-	1,526	1,526	-	-	-	75,568	75,568
										1,518,691
Containers & Packaging 0.1%
Ball Corp.	-	-	-	3,440	3,440	-	-	-	155,350	155,350

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A*	-	-	-	2,043	2,043	-	-	-	145,298	145,298

Diversified Financial Services 1.6%
Bank of America Corp.	-	-	-	153,990	153,990	-	-	-	2,032,668	2,032,668
Citigroup, Inc.	-	-	-	38,627	38,627	-	-	-	114,722	114,722
CME Group, Inc.	-	-	-	1,944	1,944	-	-	-	604,798	604,798
JPMorgan Chase & Co.	-	-	19,000	27,739	46,739	-	-	648,090	946,177	1,594,267
										4,346,455
Diversified Telecommunication Services 0.1%
Embarq Corp.	-	-	-	5,890	5,890	-	-	-	247,733	247,733

Electric Utilities 0.2%
Duke Energy Corp.	-	-	-	7,428	7,428	-	-	-	108,374	108,374
Exelon Corp.	-	-	-	6,041	6,041	-	-	-	309,360	309,360
										417,734
Electrical Equipment 0.9%
Emerson Electric Co.	-	-	20,300	34,023	54,323	-	-	657,720	1,102,345	1,760,065
First Solar, Inc.*	-	-	-	5,060	5,060	-	-	-	820,327	820,327
Rockwell Automation, Inc.	-	-	-	1,192	1,192	-	-	-	38,287	38,287
										2,618,679
Electronic Equipment & Instruments 0.7%
Arrow Electronics, Inc.*	-	-	-	7,052	7,052	-	-	-	149,784	149,784
Avnet, Inc.*	-	-	-	8,059	8,059	-	-	-	169,481	169,481
Ingram Micro, Inc., Class A*	-	-	-	18,745	18,745	-	-	-	328,037	328,037
Tech Data Corp.*	-	-	-	1,098	1,098	-	-	-	35,916	35,916
Tyco Electronics Ltd.	-	-	-	65,730	65,730	-	-	-	1,221,921	1,221,921
										1,905,139
Electronic Equipment, Instruments & Components 0.2%
Omron Corp. (a)	-	34,836	-	-	34,836	-	504,790	-	-	504,790

Energy Equipment & Services 2.8%
Exterran Holdings, Inc.*	-	-	-	12,408	12,408	-	-	-	199,024	199,024
National Oilwell Varco, Inc.*	-	-	-	20,272	20,272	-	-	-	662,084	662,084
Noble Corp.	-	-	-	36,158	36,158	-	-	-	1,093,780	1,093,780
Patterson-UTI Energy, Inc.	-	-	-	28,678	28,678	-	-	-	368,799	368,799
Schlumberger Ltd.	-	-	-	22,745	22,745	-	-	-	1,230,732	1,230,732
Transocean Ltd.*	-	-	11,333	27,470	38,803	-	-	841,928	2,040,746	2,882,674
Unit Corp.*	-	-	-	2,897	2,897	-	-	-	79,870	79,870
Weatherford International Ltd.*	-	-	-	59,480	59,480	-	-	-	1,163,429	1,163,429
										7,680,392
Food & Staples Retailing 3.4%
Costco Wholesale Corp.	-	-	-	392	392	-	-	-	17,914	17,914
CVS Caremark Corp.	24,778	-	30,680	77,080	132,538	789,675	-	977,771	2,456,540	4,223,986
Walgreen Co.	-	-	-	40,396	40,396	-	-	-	1,187,642	1,187,642
Wal-Mart Stores, Inc.	-	-	17,820	63,786	81,606	-	-	863,201	3,089,794	3,952,995
										9,382,537
Food Products 0.6%
Archer-Daniels-Midland Co.	-	-	-	13,759	13,759	-	-	-	368,328	368,328
Bunge Ltd.	-	-	-	2,452	2,452	-	-	-	147,733	147,733
Campbell Soup Co.	-	-	-	2,119	2,119	-	-	-	62,341	62,341
General Mills, Inc.	-	-	-	16,824	16,824	-	-	-	942,481	942,481
Hormel Foods Corp.	-	-	-	2,256	2,256	-	-	-	77,922	77,922
Smithfield Foods, Inc.*	-	-	-	7,632	7,632	-	-	-	106,619	106,619
Tyson Foods, Inc., Class A	-	-	-	2,452	2,452	-	-	-	30,920	30,920
										1,736,344
Health Care Equipment & Supplies 5.7%
Baxter International, Inc.	36,560	-	23,060	17,323	76,943	1,936,218	-	1,221,258	917,426	4,074,902
Beckman Coulter, Inc.	-	-	-	1,871	1,871	-	-	-	106,909	106,909
Becton Dickinson & Co.	2,710	-	-	9,284	11,994	193,250	-	-	662,042	855,292
Boston Scientific Corp.*	78,930	-	-	6,339	85,269	800,350	-	-	64,277	864,627
Cooper Cos., Inc. (The)	12,900	-	-	-	12,900	319,017	-	-	-	319,017
Covidien PLC	16,700	-	-	16,842	33,542	625,248	-	-	630,565	1,255,813
DENTSPLY International, Inc.	12,000	-	-	-	12,000	366,240	-	-	-	366,240
Gen-Probe, Inc.*	-	-	-	571	571	-	-	-	24,542	24,542
Hologic, Inc.*	26,700	-	-	7,448	34,148	379,941	-	-	105,985	485,926
Hospira, Inc.*	29,100	-	-	-	29,100	1,120,932	-	-	-	1,120,932
IDEXX Laboratories, Inc.*	11,420	-	-	-	11,420	527,604	-	-	-	527,604
I-Flow Corp.*	32,200	-	-	-	32,200	223,468	-	-	-	223,468
IRIS International, Inc.*	21,584	-	-	-	21,584	254,691	-	-	-	254,691
Masimo Corp.*	17,420	-	-	-	17,420	419,996	-	-	-	419,996
Medtronic, Inc.	-	-	-	5,460	5,460	-	-	-	190,499	190,499
St. Jude Medical, Inc.*	20,570	-	24,000	53,297	97,867	845,427	-	986,400	2,190,507	4,022,334
Stryker Corp.	-	-	-	13,223	13,223	-	-	-	525,482	525,482
Zimmer Holdings, Inc.*	-	-	-	3,320	3,320	-	-	-	141,432	141,432
										15,779,706
Health Care Providers & Services 2.1%
Aetna, Inc.	49,100	-	-	39,893	88,993	1,229,955	-	-	999,319	2,229,274
Coventry Health Care, Inc.*	-	-	-	17,656	17,656	-	-	-	330,344	330,344
Humana, Inc.*	-	-	-	5,520	5,520	-	-	-	178,075	178,075
LifePoint Hospitals, Inc.*	17,700	-	-	-	17,700	464,625	-	-	-	464,625
McKesson Corp.	-	-	-	903	903	-	-	-	39,732	39,732
Medco Health Solutions, Inc.*	14,310	-	-	5,277	19,587	652,679	-	-	240,684	893,363
Quest Diagnostics, Inc.	14,690	-	-	-	14,690	828,957	-	-	-	828,957
UnitedHealth Group, Inc.	37,140	-	-	-	37,140	927,757	-	-	-	927,757
WellCare Health Plans, Inc.*	-	-	-	1,777	1,777	-	-	-	32,857	32,857
										5,924,984
Health Care Technology 0.0%
Cerner Corp.*	-	-	-	707	707	-	-	-	44,039	44,039

Hotels, Restaurants & Leisure 1.9%
Boyd Gaming Corp.*	-	-	-	2,014	2,014	-	-	-	17,119	17,119
Carnival Corp.	-	-	-	11,240	11,240	-	-	-	289,655	289,655
Choice Hotels International, Inc.	-	-	-	2,795	2,795	-	-	-	74,375	74,375
Darden Restaurants, Inc.	-	-	26,300	-	26,300	-	-	867,374	-	867,374
Marriott International, Inc., Class A	-	-	-	19,986	19,986	-	-	-	441,084	441,084
Panera Bread Co., Class A*	-	-	-	1,586	1,586	-	-	-	79,078	79,078
Penn National Gaming, Inc.*	-	-	-	1,766	1,766	-	-	-	51,408	51,408
Starwood Hotels & Resorts Worldwide, Inc.	-	-	31,500	-	31,500	-	-	699,300	-	699,300
WMS Industries, Inc.*	-	-	25,500	-	25,500	-	-	803,505	-	803,505
Wyndham Worldwide Corp.	-	-	-	7,476	7,476	-	-	-	90,609	90,609
Yum! Brands, Inc.	-	-	-	58,212	58,212	-	-	-	1,940,788	1,940,788
										5,354,295
Household Durables 0.1%
Harman International Industries, Inc.	-	-	-	11,663	11,663	-	-	-	219,264	219,264

Household Products 1.2%
Colgate-Palmolive Co.	-	-	-	19,783	19,783	-	-	-	1,399,450	1,399,450
Procter & Gamble Co. (The)	-	-	-	36,054	36,054	-	-	-	1,842,359	1,842,359
										3,241,809
Independent Power Producers & Energy Traders 0.1%
Dynegy, Inc., Class A*	-	-	-	36,831	36,831	-	-	-	83,606	83,606
Mirant Corp.*	-	-	-	4,712	4,712	-	-	-	74,167	74,167
										157,773
Industrial Conglomerates 0.6%
3M Co.	-	-	-	397	397	-	-	-	23,860	23,860
Tyco International Ltd.	-	-	-	57,770	57,770	-	-	-	1,500,864	1,500,864
										1,524,724
Information Technology Services 3.1%
Accenture Ltd., Class A	-	-	-	52,366	52,366	-	-	-	1,752,166	1,752,166
Alliance Data Systems Corp.*	-	24,660	-	-	24,660	-	1,015,745	-	-	1,015,745
Cognizant Technology Solutions Corp., Class A*	-	59,245	-	-	59,245	-	1,581,842	-	-	1,581,842
Genpact Ltd.*	-	-	-	2,817	2,817	-	-	-	33,100	33,100
MasterCard, Inc., Class A	-	-	-	4,950	4,950	-	-	-	828,185	828,185
NeuStar, Inc., Class A*	-	-	-	5,894	5,894	-	-	-	130,611	130,611
Paychex, Inc.	-	19,701	-	-	19,701	-	496,465	-	-	496,465
SAIC, Inc.*	-	33,850	-	-	33,850	-	627,918	-	-	627,918
Visa, Inc., Class A	-	10,040	13,040	11,977	35,057	-	625,090	811,870	745,688	2,182,648
										8,648,680
Insurance 0.1%
Aflac, Inc.	-	-	-	3,169	3,169	-	-	-	98,524	98,524
Prudential Financial, Inc.	-	-	-	823	823	-	-	-	30,632	30,632
Unum Group	-	-	-	4,530	4,530	-	-	-	71,846	71,846
										201,002
Internet & Catalog Retail 1.0%
Amazon.com, Inc.*	-	-	-	33,170	33,170	-	-	-	2,775,002	2,775,002
HSN, Inc.*	-	-	-	2,420	2,420	-	-	-	25,580	25,580
Liberty Interactive Corp. - Interactive, Series A*	-	-	-	12,123	12,123	-	-	-	60,736	60,736
										2,861,318
Internet Software & Services 2.8%
eBay, Inc.*	-	-	-	20,791	20,791	-	-	-	356,150	356,150
Google, Inc., Class A*	-	2,805	1,740	9,726	14,271	-	1,182,560	733,567	4,100,384	6,016,511
Omniture, Inc.*	-	100,363	-	-	100,363	-	1,260,559	-	-	1,260,559
VeriSign, Inc.*	-	-	-	11,728	11,728	-	-	-	216,734	216,734
										7,849,954
Life Sciences Tools & Services 1.4%
Bio-Rad Laboratories, Inc., Class A*	-	-	-	705	705	-	-	-	53,214	53,214
Covance, Inc.*	10,629	-	-	-	10,629	522,947	-	-	-	522,947
PerkinElmer, Inc.	-	-	-	1,036	1,036	-	-	-	18,026	18,026
Thermo Fisher Scientific, Inc.*	28,310	-	-	35,842	64,152	1,154,199	-	-	1,461,278	2,615,477
Waters Corp.*	13,490	-	-	-	13,490	694,330	-	-	-	694,330
										3,903,994
Machinery 1.5%
AGCO Corp.*	-	-	-	6,201	6,201	-	-	-	180,263	180,263
Caterpillar, Inc.	-	-	-	1,115	1,115	-	-	-	36,840	36,840
Cummins, Inc.	-	-	-	23,025	23,025	-	-	-	810,710	810,710
Danaher Corp.	-	-	-	16,302	16,302	-	-	-	1,006,485	1,006,485
Deere & Co.	-	-	13,300	-	13,300	-	-	531,335	-	531,335
Fanuc Ltd. (a)	-	7,893	-	-	7,893	-	632,614	-	-	632,614
Joy Global, Inc.	-	-	21,250	-	21,250	-	-	759,050	-	759,050
Toro Co.	-	-	-	6,734	6,734	-	-	-	201,347	201,347
										4,158,644
Media 1.9%
Comcast Corp., Class A	-	64,900	-	11,620	76,520	-	940,401	-	168,374	1,108,775
Comcast Corp., Special Class A	-	-	-	1,852	1,852	-	-	-	26,113	26,113
DIRECTV Group, Inc. (The)*	-	-	-	61,850	61,850	-	-	-	1,528,313	1,528,313
Discovery Communications, Inc., Class A*	-	-	-	2,684	2,684	-	-	-	60,524	60,524
DISH Network Corp., Class A*	-	-	-	1,855	1,855	-	-	-	30,070	30,070
News Corp., Class A	-	-	-	14,372	14,372	-	-	-	130,929	130,929
News Corp. , Class B	-	-	-	8,111	8,111	-	-	-	85,733	85,733
Scripps Networks Interactive, Inc., Class A	-	-	-	6,889	6,889	-	-	-	191,721	191,721
Time Warner, Inc.	-	-	-	86,000	86,000	-	-	-	2,166,340	2,166,340
										5,328,518
Metals & Mining 1.6%
Allegheny Technologies, Inc.	-	-	-	3,033	3,033	-	-	-	105,943	105,943
Commercial Metals Co.	-	-	-	2,806	2,806	-	-	-	44,980	44,980
Freeport-McMoRan Copper & Gold, Inc.	-	-	-	20,046	20,046	-	-	-	1,004,505	1,004,505
Nucor Corp.	-	-	-	46,010	46,010	-	-	-	2,044,224	2,044,224
Reliance Steel & Aluminum Co.	-	-	-	7,825	7,825	-	-	-	300,402	300,402
Schnitzer Steel Industries, Inc., Class A	-	-	-	4,221	4,221	-	-	-	223,122	223,122
United States Steel Corp.	-	-	-	16,644	16,644	-	-	-	594,857	594,857
										4,318,033
Multiline Retail 0.4%
Big Lots, Inc.*	-	-	-	6,733	6,733	-	-	-	141,595	141,595
Dollar Tree, Inc.*	-	-	-	10,424	10,424	-	-	-	438,850	438,850
Family Dollar Stores, Inc.	-	-	-	16,748	16,748	-	-	-	473,969	473,969
										1,054,414
Office Electronics 0.2%
Canon, Inc. (a)	-	13,660	-	-	13,660	-	446,260	-	-	446,260

Oil, Gas & Consumable Fuels 4.0%
Alpha Natural Resources, Inc.*	-	-	-	7,542	7,542	-	-	-	198,128	198,128
Apache Corp.	-	-	12,060	-	12,060	-	-	870,129	-	870,129
Canadian Natural Resources Ltd.	-	-	-	17,281	17,281	-	-	-	907,080	907,080
Cimarex Energy Co.	-	-	-	6,091	6,091	-	-	-	172,619	172,619
ConocoPhillips	-	-	-	1,588	1,588	-	-	-	66,791	66,791
Devon Energy Corp.	-	-	-	8,892	8,892	-	-	-	484,614	484,614
Exxon Mobil Corp.	-	-	-	8,021	8,021	-	-	-	560,748	560,748
Frontier Oil Corp.	-	-	-	6,893	6,893	-	-	-	90,367	90,367
Hess Corp.	-	-	16,200	-	16,200	-	-	870,750	-	870,750
Noble Energy, Inc.	-	-	-	25,320	25,320	-	-	-	1,493,120	1,493,120
Occidental Petroleum Corp.	-	-	-	19,238	19,238	-	-	-	1,266,053	1,266,053
Petroleo Brasileiro SA ADR - BR ADR	-	-	-	15,952	15,952	-	-	-	653,713	653,713
Range Resources Corp.	-	-	17,500	12,834	30,334	-	-	724,675	531,456	1,256,131
St. Mary Land & Exploration Co.	-	-	-	4,754	4,754	-	-	-	99,216	99,216
Suncor Energy, Inc.	-	-	-	62,930	62,930	-	-	-	1,909,296	1,909,296
Tesoro Corp.	-	-	-	3,437	3,437	-	-	-	43,753	43,753
Valero Energy Corp.	-	-	-	11,049	11,049	-	-	-	186,618	186,618
										11,129,126
Personal Products 0.0%
NBTY, Inc.*				1,557	1,557				43,783	43,783

Pharmaceuticals 8.5%
Abbott Laboratories	49,630	-	-	38,591	88,221	2,334,596	-	-	1,815,321	4,149,917
Allergan, Inc.	21,020	-	-	911	21,931	1,000,132	-	-	43,345	1,043,477
Bristol-Myers Squibb Co.	99,850	-	40,900	57,706	198,456	2,027,954	-	830,679	1,172,009	4,030,642
Eli Lilly & Co.	-	-	-	21,688	21,688	-	-	-	751,272	751,272
Forest Laboratories, Inc.*	-	-	-	7,194	7,194	-	-	-	180,641	180,641
Johnson & Johnson	44,158	-	-	17,912	62,070	2,508,174	-	-	1,017,402	3,525,576
Merck & Co., Inc.	-	-	-	5,361	5,361	-	-	-	149,894	149,894
Novartis AG (a)	18,753	-	-	-	18,753	763,559	-	-	-	763,559
Perrigo Co.	20,840	-	-	-	20,840	578,935	-	-	-	578,935
Pfizer, Inc.	112,742	-	-	17,988	130,730	1,691,130	-	-	269,820	1,960,950
Schering-Plough Corp.	77,078	-	-	3,156	80,234	1,936,199	-	-	79,279	2,015,478
Teva Pharmaceutical Industries Ltd. - IL ADR	11,530	-	-	45,695	57,225	568,890	-	-	2,254,591	2,823,481
ViroPharma, Inc.*	96,010	-	-	-	96,010	569,339	-	-	-	569,339
Wyeth	24,245	-	-	-	24,245	1,100,481	-	-	-	1,100,481
										23,643,642
Professional Services 0.4%
FTI Consulting, Inc.*	-	18,200	-	-	18,200	-	923,104	-	-	923,104
Manpower, Inc.	-	-	-	4,330	4,330	-	-	-	183,332	183,332
Robert Half International, Inc.	-	-	-	5,611	5,611	-	-	-	132,532	132,532
										1,238,968
Real Estate Investment Trusts 0.2%
Federal Realty Investment Trust	-	-	-	2,926	2,926	-	-	-	150,748	150,748
Plum Creek Timber Co., Inc.	-	-	-	2,757	2,757	-	-	-	82,103	82,103
Rayonier, Inc.	-	-	-	4,166	4,166	-	-	-	151,434	151,434
Simon Property Group, Inc.	-	-	-	5,569	5,569	-	-	-	286,414	286,414
										670,699
Road & Rail 0.5%
Union Pacific Corp.	-	-	11,500	13,431	24,931	-	-	598,690	699,218	1,297,908

Semiconductors & Semiconductor Equipment 4.4%
ASM Pacific Technology Ltd. (a)	-	52,070	-	-	52,070	-	266,282	-	-	266,282
Broadcom Corp., Class A*	-	-	-	79,576	79,576	-	-	-	1,972,689	1,972,689
Cypress Semiconductor Corp.*	-	-	-	10,342	10,342	-	-	-	95,146	95,146
Integrated Device Technology, Inc.*	-	-	-	18,353	18,353	-	-	-	110,852	110,852
Intel Corp.	-	43,901	-	249,781	293,682	-	726,562	-	4,133,876	4,860,438
Intersil Corp., Class A	-	-	-	1,685	1,685	-	-	-	21,181	21,181
LSI Corp.*	-	-	-	16,738	16,738	-	-	-	76,325	76,325
Marvell Technology Group Ltd.*	-	-	70,600	-	70,600	-	-	821,784	-	821,784
NVIDIA Corp.*	-	69,070	-	-	69,070	-	779,800	-	-	779,800
Silicon Laboratories, Inc.*	-	-	21,400	-	21,400	-	-	811,916	-	811,916
Taiwan Semiconductor Manufacturing Co., Ltd. - TW ADR	-	-	-	105,930	105,930	-	-	-	996,801	996,801
Texas Instruments, Inc.	-	-	-	60,690	60,690	-	-	-	1,292,697	1,292,697
										12,105,911
Software 8.4%
Adobe Systems, Inc.*	-	31,940	-	43,884	75,824	-	903,902	-	1,241,917	2,145,819
Autodesk, Inc.*	-	-	-	5,712	5,712	-	-	-	108,414	108,414
Cadence Design Systems, Inc.*		-	-	3,190	3,190	-	-	-	18,821	18,821
Check Point Software Technologies*	-	22,070	-	-	22,070	-	517,983	-	-	517,983
Citrix Systems, Inc.*	-	15,470	-	-	15,470	-	493,338	-	-	493,338
Concur Technologies, Inc.*	-	9,800	-	-	9,800	-	304,584	-	-	304,584
Electronic Arts, Inc.*	-	-	-	3,286	3,286	-	-	-	71,372	71,372
McAfee, Inc.*	-	21,310	21,500	-	42,810	-	899,069	907,085	-	1,806,154
Microsoft Corp.	-	29,094	-	350,280	379,374	-	691,564	-	8,326,155	9,017,719
Oracle Corp.	-	85,328	54,630	178,564	318,522	-	1,827,726	1,170,175	3,824,841	6,822,742
Solera Holdings, Inc.*	-	42,590	-	-	42,590	-	1,081,786	-	-	1,081,786
Symantec Corp.*	-	-	-	51,073	51,073	-	-	-	794,696	794,696
										23,183,428
Specialty Retail 1.8%
Aeropostale, Inc.*	-	-	27,750	6,082	33,832	-	-	950,992	208,430	1,159,422
Lowe's Cos., Inc.	-	-	48,400	39,934	88,334	-	-	939,444	775,119	1,714,563
PetSmart, Inc.	-	-	-	16,426	16,426	-	-	-	352,502	352,502
Ross Stores, Inc.	-	-	-	11,597	11,597	-	-	-	447,644	447,644
Signet Jewlers Ltd.	-	-	-	1,172	1,172	-	-	-	24,401	24,401
Staples, Inc.	-	-	-	48,595	48,595	-	-	-	980,161	980,161
TJX Cos., Inc.	-	-	-	11,166	11,166	-	-	-	351,283	351,283
										5,029,976
Thrifts & Mortgage Finance 0.0%
Hudson City Bancorp, Inc.	-	-	-	1,694	1,694	-	-	-	22,513	22,513

Tobacco 1.2%
Lorillard, Inc.	-	-	-	19,682	19,682	-	-	-	1,333,849	1,333,849
Philip Morris International, Inc.	-	-	-	47,195	47,195	-	-	-	2,058,646	2,058,646
										3,392,495
Wireless Telecommunication Services 1.9%
American Tower Corp., Class A*	-	31,371	-	95,415	126,786	-	989,128	-	3,008,435	3,997,563
NII Holdings, Inc.*	-	-	-	8,255	8,255	-	-	-	157,423	157,423
Sprint Nextel Corp.*	-	-	-	27,911	27,911	-	-	-	134,252	134,252
Telephone & Data Systems, Inc.	-	-	-	2,739	2,739	-	-	-	77,513	77,513
Vodafone Group PLC (a)	-	386,458	-	-	386,458	-	751,551	-	-	751,551
										5,118,302

Total Common Stocks										267,997,474
(cost $259,714,216)

Preferred Stocks 0.3%
Electronics 0.3%
Samsung Electronics Co. Ltd. GDR (a)	-	5,994	-	-	5,994	-	917,681	-	-	917,681

Total Preferred Stocks										917,681
(cost $960,174)

Repurchase Agreements 3.2%
					Principal					Market
					Amount					Value
CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $5,925,051, collateralized by U.S. Government Agency Mortgage ranging from 4.50% - 5.00%, maturing 02/15/39 - 06/20/39; total market value of $6,043,538.	79,521	597,520	392,751	4,855,246	5,925,038	79,521	597,520	392,751	4,855,246	5,925,038

UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $2,900,669, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 - 12/01/09; total market value of $2,958,680.	38,930	292,523	192,275	2,376,938	2,900,666	38,930	292,523	192,275	2,376,938	2,900,666

Total Repurchase Agreements										8,825,704
(cost $8,825,704)

Total Investments
(cost $269,500,094) (b) — 100.3%										277,740,859
Liabilities in excess of other assets — (0.3%)										(835,559)
NET ASSETS — 100.0%										$276,905,300

* Denotes a non-income producing security.
(a) Fair valued security.
(b) See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR American Depositary Receipt
AG Stock Corporation
BR Brazil
GDR Global Depositary Receipt
IL Israel
Ltd Limited
PLC Public Limited Company
SA Stock Company
TW Taiwan

At June 30, 2009, the Fund's open futures contracts were as follows (Note 2):
				Notional Value	Unrealized
	Number of			Covered by	Appreciation
	Contracts	Long Contracts	Expiration	Contracts	(Depreciation)
	36	S&P 500 E-mini	09/18/09	$1,647,900	$11,466
				$1,647,900	$11,466

The accompanying notes are an integral part of these financial statements.

NVIT Multi-Manager Large Cap Growth Fund
Pro Forma Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Large Cap Growth Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

Basis of Pro Forma Presentation

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the NVIT Health Sciences Fund, NVIT Technology and Communications Fund and NVIT U.S. Growth Leaders Fund by the Fund, as if such acquisition had taken place as of June 30, 2009. Under the terms of the Plan of Reorganization, the combination of the NVIT Health Sciences Fund, NVIT Technology and Communications Fund, NVIT U.S. Growth Leaders Fund and the Fund will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition (the “Transaction”) of the net assets of the NVIT Health Sciences Fund, NVIT Technology and Communications Fund and NVIT U.S. Growth Leaders Fund in exchange for shares of the Fund at net asset value. The statement of assets and liabilities and the related statement of operations of NVIT Health Sciences Fund, NVIT Technology and Communications Fund, NVIT U.S. Growth Leaders Fund and the Fund have been combined as of and for the twelve-months ended June 30, 2009. The accompanying pro forma financial statements should be read in conjunction with the financial statements of NVIT Health Sciences Fund, NVIT Technology and Communications Fund, NVIT U.S. Growth Leaders Fund and the Fund included in their semi-annual dated June 30, 2009. The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of NVIT Health Sciences Fund, NVIT Technology and Communications Fund and NVIT U.S. Growth Leaders Fund by the Fund had taken place as of June 30, 2009.  The Fund is the surviving fund for accounting purposes.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a) Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

Asset Type	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks	$263,799,815	$ 4,197,659	$—	$267,997,474
Preferred Stocks	—	917,681	—	917,681
Futures	11,466	—	—	11,466
Repurchase Agreements	—	8,825,704	—	8,825,704
Total	$263,811,281	$13,941,044	$—	$277,752,325

Amounts designated as “—” are zero.

(b) Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c) Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such futures contracts.

Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price. Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, know as “variation margin” receipts or payments, are made each day, depending on the fluctuations in the fair value/market value of the futures contract and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price.
A “sale” of a futures contract means a contractual obligation to deliver the securities called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.

Futures contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

Fair Values of Derivative Instruments as of June 30, 2009
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts*	Net Assets – unrealized appreciation from futures	$11,466	Net Assets – unrealized depreciation from futures	$—
Total		$11,466		$—
* Includes cumulative appreciation/(depreciation) of futures contracts as reported in Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

Amounts designated as “—” are zero.

The Effect of Derivative Instruments on the Statement of Operations For the Twelve Months Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

Derivatives not accounted for as hedging instruments under FAS 133	Futures
Equity contracts	$(217,516)
Total	$(217,516)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Operations

Derivatives not accounted for as hedging instruments under FAS 133	Futures
Equity contracts	$11,913
Total	$11,913

Amounts designated as “—” are zero.

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending June 30, 2009.

(d) Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(e) Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f) Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net\ realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(g) Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated.

Subadvisers
- Goldman Sachs Asset Management, L.P.
- Neuberger Berman Management Inc.
- Wells Capital Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees
All Assets	0.65%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $679,837 for the twelve months ended June 30, 2009.

The Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.75% for all share classes until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Period Ended December 31, 2008 Amount (a)	Six Months Ended June 30, 2009 Amount
$42,785	$998
(a) For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion and more	0.01%
* The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II shares of the Fund.

For the twelve months ended June 30, 2009, NFS received $163,101 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the twelve months ended June 30, 2009, the Fund’s portion of such costs was $5,256.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $226,930,410 and sales of $161,123,701 (excluding short-term securities).

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

8. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$284,073,424	$17,450,328	$(23,782,893)	$(6,332,565)

9. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

NVIT Multi-Manager Large Cap Value Fund
Pro Forma Combined Statement of Assets and Liabilities
As of June 30, 2009 (Unaudited)
TRANSACTION 2

	Gartmore NVIT Global Utilities Fund	NVIT Global Financial Services Fund	NVIT Multi-Manager Large Cap Value Fund	Pro Forma Adjustments		NVIT Multi-Manager Large Cap Value Fund Pro Forma Combined

Assets:
Investments, at value (cost $29,930,548, $13,346,668, and $172,983,194, respectively)	$22,377,616	$13,567,714	$180,446,973	$-		$216,392,303
Repurchase Agreement, at value and cost	242,147	387,414	373,919	-		1,003,480
Total investments	22,619,763	13,955,128	180,820,892	-		217,395,783
Cash	-	40	-	(40)	(a)	-
Foreign currencies, at value (cost $70,060, $3, and $44, respectively)	70,060	3	44	-		70,107
Interest and dividends receivable	121,462	1,471	202,417	-		325,350
Receivable for capital shares issued	3,869	520,031	944,827	-		1,468,727
Receivable for investments sold	-	-	3,962,118	-		3,962,118
Unrealized appreciation on spot contracts	-	-	1,553	-		1,553
Reclaims receivable	35,314	16,006	212	-		51,532
Receivable for variation margin on futures contracts	-	-	1,472	-		1,472
Prepaid expenses and other assets	305	150	2,050	-		2,505
Total Assets	22,850,773	14,492,829	185,935,585	(40)		223,279,147

Liabilities:
Cash overdraft	69,899	-	1,364,433	(40)	(a)	1,434,292
Payable for investments purchased	-	137,046	917,931	-		1,054,977
Unrealized depreciation on spot contracts	-	-	43	-		43
Payable for capital shares redeemed	6,559	7,506	14	-		14,079
Accrued expenses and other payables:
Investment advisory fees	33,360	26,951	96,570	-		156,881
Fund administration fees	877	542	7,162	-		8,581
Distribution fees	71	132	1,261	-		1,464
Administrative service fees	5,459	4,432	724	-		10,615
Custodian fees	702	677	336	-		1,715
Trustee fees	88	-	93	-		181
Compliance program costs (Note 3)	637	-	2,118	-		2,755
Professional fees	1,672	727	2,616	-		5,015
Printing fees	3,961	2,957	11,549	-		18,467
Other	631	994	1,088	-		2,713
Total Liabilities	123,916	181,964	2,405,938	(40)		2,711,778

Net Assets	$22,726,857	$14,310,865	$183,529,647	$-		$220,567,369

Represented by:
Capital	$35,220,535	$27,130,806	$197,224,732	$-		$259,576,073
Accumulated undistributed net investment income	279,805	148	58,476	-		338,429
Accumulated net realized losses from investment transactions
and foreign currency transactions	(5,222,778)	(13,043,107)	(21,228,227)	-		(39,494,112)
Net unrealized appreciation/(depreciation) from investments	(7,552,932)	221,046	7,463,779	-		131,893
Net unrealized appreciation/(depreciation) from futures (Note 2)	-	-	11,159	-		11,159
Net unrealized appreciation/(depreciation) from spot contracts	-	-	1,510	-		1,510
Net unrealized appreciation/(depreciation) from translation
of assets and liabilties denominated in foreign currencies	2,227	1,972	(1,782)	-		2,417
Net Assets	$22,726,857	$14,310,865	$183,529,647	$-		$220,567,369

Net Assets:
Class I Shares	$4,337,077	$3,133,703	$220,520	$28,589,102	(b)	$36,280,402
Class II Shares	348,335	629,505	6,164,712	-		7,142,552
Class III Shares	18,041,445	10,547,657	-	(28,589,102)	(b)	-
Class Y Shares	-	-	177,144,415	-		177,144,415
Total	$22,726,857	$14,310,865	$183,529,647	$-		$220,567,369

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	603,037	516,512	32,168	4,140,628	(c)	5,292,345
Class II Shares	48,223	104,128	900,223	(9,559)	(c)	1,043,015
Class III Shares	2,499,869	1,737,079	-	(4,236,948)	(d)	-
Class Y Shares	-	-	25,823,281	-		25,823,281
Total	3,151,129	2,357,719	26,755,672	(105,879)		32,158,641

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively)
Class I Shares	$7.19	$6.07	$6.86	$-		$6.86
Class II Shares	$7.22	$6.05	$6.85	$-		$6.85
Class III Shares	$7.22	$6.07		$-
Class Y Shares			$6.86	$-		$6.86

Adjustments:
(a) Adjustment is to consistently present the cash balance as of 6/30/09.
(b) Adjustment is to reclass the net assets of Class III of the acquireds fund into Class I of the acquiring fund.
(c) Adjustment is to account for the net change in shares outstanding upon the completion of the merger.
(d) Adjustment is to reduce the outstanding shares of Class III of the acquired fund.

The accompanying notes are an integral part of these financial statements.

NVIT Multi-Manager Large Cap Value Fund
Pro Forma Combined Statement of Operations
For the Twelve Months Ended June 30, 2009 (Unaudited)
TRANSACTION 2

	Gartmore NVIT Global Utilities Fund	NVIT Global Financial Services Fund	NVIT Multi-Manager Large Cap Value Fund	Pro Forma Adjustments		NVIT Multi-Manager Large Cap Value Fund Pro Forma Combined

INVESTMENT INCOME:
Interest Income	$ 2,412	$ 4,646	$ 37,629	$ -		$ 44,687
Dividend Income	1,450,338	443,700	2,405,153	-		4,299,191
Foreign taxes withholding	(98,792)	(19,619)	(1,083)	-		(119,494)
Total Income	1,353,958	428,727	2,441,699	-		4,224,384

EXPENSES:
Investment advisory fees	219,344	144,302	648,503	(70,170)	(a)	941,979
Fund administration fees	12,187	6,471	48,329	-		66,987
Distribution fees - Class II Shares	1,071	1,719	8,143	-		10,933
Administrative services fees - Class I Shares	9,331	5,572	304	41,981	(b)	57,188
Administrative services fees - Class II Shares	767	1,268	4,861	(373)	(c)	6,523
Administrative services fees - Class III Shares	36,209	10,631	-	(46,840)	(d)	-
Custodian fees	964	(3,458)	6,982	-		4,488
Trustee fees	491	(593)	3,496	-		3,394
Compliance program costs (Note 3)	900	391	2,351	-		3,642
Professional fees	8,070	4,307	28,278	-		40,655
Printing fees	22,192	21,409	32,756	-		76,357
Other	18,259	18,021	15,033	-		51,313
Total expenses before earnings credits and expenses reimbursed by adviser	329,785	210,040	799,036	(75,402)		1,263,460
Earnings credit (Note 4)	(4)	(242)	(388)	-		(634)
Expenses reimbursed by adviser	(403)	(637)	(35,696)	-		(36,736)
Net expenses	329,378	209,161	762,952	(75,402)		1,226,090
NET INVESTMENT INCOME	1,024,580	219,566	1,678,747	75,402		2,998,294

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain (loss) on transactions from:
Investments	(5,255,778)	(10,558,739)	(20,766,445)	-		(36,580,962)
Futures (Note 2)	-	-	(547,924)	-		(547,924)
Foreign currency transactions	(19,404)	(46,726)	10,640	-		(55,490)
Net realized gains (losses) from investments, futures, and foreign currency transactions	(5,275,182)	(10,605,465)	(21,303,729)	-		(37,184,376)

Net change in unrealized appreciation/(depreciation) of:
Investments	(9,448,535)	3,976,151	9,474,121	-		4,001,737
Investments in affiliates	-	-	53,103	-		53,103
Securities sold short	-	-	3,204	-		3,204
Written options	-	-	-	-		-
Futures	-	-	53,103	-		53,103
Spot contracts	-	-	3,204	-		3,204
Foreign currency translations	(7,742)	(259)	(1,786)	-		(9,787)
Net change in unrealized appreciation/(depreciation) from investments, futures, spot
contracts, and translation of assets and liabilities denominated in foreign currencies	(9,456,277)	3,975,892	9,584,949	-		4,104,564
Net realized/unrealized losses from investments, futures, spot contracts, and
translation of assets and liabilities denominated in foreign currencies	(14,731,459)	(6,629,573)	(11,718,780)	-		(33,079,812)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$ (13,706,879)	$ (6,410,007)	$ (10,040,033)	$ 75,402		$ (30,081,518)

Adjustments
(a) Adjustment is to reflect the reduction in investment advisory fees as a result of the different fee structure.
(b) Adjustment is to reflect the net increase in administrative servicing fee as a result of the acquisition of Class III of the acquired funds.
(c) Adjustment is to reflect the net decrease in administrative servicing fee as a result of the acquisition of Class III of the acquired funds.
(d) Adjustment is to reduce the administrative servicing fee for Class III of the acquired funds.

The accompanying notes are an integral part of these financial statements.

NVIT Multi-Manager Large Cap Value Fund
Pro-Forma Combined Statement of Investments
As of June 30, 2009 (Unaudited)
TRANSACTION 2				NVIT Mutli-				NVIT Mutli-
				Manager Large				Manager Large
	Gartmore	NVIT Global	NVIT Mutli-	Cap Value Fund	Gartmore	NVIT Global	NVIT Mutli-	Cap Value Fund
	NVIT Global	Financial	Manager Large	Pro-Forma	NVIT Global	Financial	Manager Large	Pro-Forma
	Utilities Fund	Services Fund	Cap Value Fund	Combined	Utilities Fund	Services Fund	Cap Value Fund	Combined
	Shares	Shares	Shares	Shares	Market Value	Market Value	Market Value	Market Value
Common Stocks 97.8%

AUSTRALIA 0.2%
Insurance 0.2%
QBE Insurance Group Ltd. (a)	-	28,290	-	28,290	$ -	$ 452,586	$ -	$ 452,586

AUSTRIA 0.4%
Diversified Telecommunication Services 0.1%
Telekom Austria AG (a)	11,360	-	-	11,360	177,828	-	-	177,828

Insurance 0.3%
Vienna Insurance Group (a)	-	13,775	-	13,775	-	600,421	-	600,421

								778,249
BELGIUM 0.1%
Electric Utilities 0.0%
Elia System Operator SA/NV (a)	2,560	-	-	2,560	93,452	-	-	93,452

Wireless Telecommunication Services 0.1%
Mobistar SA (a)	1,660	-	-	1,660	102,485	-	-	102,485

								195,937
BERMUDA 2.0%
Insurance 2.0%
Allied World Assurance Co.	-	-	3,300	3,300	-	-	134,739	134,739
Aspen Insurance Holdings Ltd.	-	12,500	-	12,500	-	279,250		279,250
Everest Re Group Ltd.	-	-	34,161	34,161	-	-	2,444,903	2,444,903
PartnerRe Ltd.	-	-	24,027	24,027	-	-	1,560,553	1,560,553
								4,419,445
BRAZIL 0.5%
Diversified Financial Services 0.2%
BM&F Bovespa SA	-	69,801	-	69,801	-	416,839	-	416,839

Food Products 0.1%
Perdigao SA ADR ADR*	-	-	7,300	7,300	-	-	278,714	278,714

Information Technology Services 0.1%
Cia Brasileira de Meios de Pagamento*	-	17,900	-	17,900	-	153,948	-	153,948

Metals & Mining 0.1%
Vale SA ADR ADR	-	-	15,000	15,000	-	-	264,450	264,450

								1,113,951
CANADA 1.2%
Commercial Banks 0.3%
Royal Bank of Canada*	-	14,439	-	14,439	-	590,647	-	590,647

Oil, Gas & Consumable Fuels 0.9%
Cameco Corp.	-	-	30,400	30,400	-	-	778,240	778,240
Canadian Natural Resources Ltd.	-	-	18,400	18,400	-	-	965,816	965,816
Talisman Energy, Inc.	-	-	23,800	23,800	-	-	340,102	340,102
								2,084,158
								2,674,805
CAYMAN ISLANDS 0.2%
Computers & Peripherals 0.2%
Seagate Technology	-	-	33,000	33,000	-	-	345,180	345,180

FRANCE 2.2%
Commercial Banks 0.3%
BNP Paribas (a)	-	11,294	-	11,294	-	736,429	-	736,429

Diversified Telecommunication Services 0.8%
France Telecom SA (a)	73,410	-	-	73,410	1,670,160	-	-	1,670,160

Insurance 0.2%
AXA SA (a)	-	22,957	-	22,957	-	434,458	-	434,458

Multi-Utilities 0.3%
GDF Suez (a)	19,043	-	-	19,043	712,744	-	-	712,744

Oil, Gas & Consumable Fuels 0.6%
Total SA - ADR	-	-	22,500	22,500	-	-	1,220,175	1,220,175

								4,773,966
GERMANY 0.7%
Electric Utilities 0.4%
E.ON AG (a)	25,880	-	-	25,880	918,949	-	-	918,949

Multi-Utilities 0.3%
RWE AG (a)	7,780	-	-	7,780	615,756	-	-	615,756

								1,534,705
GREECE 0.2%
Commercial Banks 0.1%
National Bank of Greece SA* (a)	-	8,766	-	8,766	-	243,153	-	243,153

Diversified Telecommunication Services 0.1%
Hellenic Telecommunications Organization SA (a)	7,971	-	-	7,971	121,881	-	-	121,881

								365,034
HONG KONG 0.3%
Electric Utilities 0.0%
CLP Holdings Ltd. (a)	11,000	-	-	11,000	72,890	-	-	72,890

Real Estate Management & Development 0.3%
Sun Hung Kai Properties Ltd. (a)	-	42,000	-	42,000	-	521,565	-	521,565

								594,455
IRELAND 0.4%
Health Care Equipment & Supplies 0.4%
Covidien PLC	-	-	21,400	21,400	-	-	801,216	801,216

ITALY 0.2%
Commercial Banks 0.1%
Intesa Sanpaolo SpA* (a)	-	68,875	-	68,875	-	222,547	-	222,547

Diversified Telecommunication Services 0.1%
Telecom Italia SpA (a)	43,850	-	-	43,850	60,791	-	-	60,791
Telecom Italia SpA - RSP (a)	108,040	-	-	108,040	106,420	-	-	106,420
								167,211
Natural Gas Utility 0.0%
Snam Rete Gas SpA (a)	13,875	-	-	13,875	60,943	-	-	60,943

								450,701
JAPAN 1.8%
Commercial Banks 0.1%
Bank of Yokohama Ltd. (The) (a)	-	56,000	-	56,000	-	299,791	-	299,791

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp. (a)	10,300	-	-	10,300	419,537	-	-	419,537

Electric Utilities 0.4%
Chubu Electric Power Co., Inc. (a)	7,600	-	-	7,600	175,540	-	-	175,540
Kansai Electric Power Co., Inc. (The) (a)	7,500	-	-	7,500	165,464	-	-	165,464
Kyushu Electric Power Co., Inc. (a)	5,700	-	-	5,700	122,692	-	-	122,692
Tohoku Electric Power Co., Inc. (a)	5,200	-	-	5,200	108,641	-	-	108,641
Tokyo Electric Power Co., Inc. (The) (a)	10,100	-	-	10,100	259,725	-	-	259,725
								832,062
Natural Gas Utility 0.1%
Osaka Gas Co. Ltd. (a)	31,000	-	-	31,000	98,828	-	-	98,828
Tokyo Gas Co. Ltd. (a)	24,000	-	-	24,000	85,752	-	-	85,752
								184,580
Real Estate Management & Development 0.2%
Mitsubishi Estate Co. Ltd. (a)	-	27,880	-	27,880	-	462,927	-	462,927

Tobacco 0.4%
Japan Tobacco, Inc.	-	-	257	257	-	-	803,464	803,464

Wireless Telecommunication Services 0.4%
KDDI Corp. (a)	83	-	-	83	440,470	-	-	440,470
NTT DoCoMo, Inc. (a)	350	-	-	350	512,003	-	-	512,003
								952,473
								3,954,834
MEXICO 0.4%
Wireless Telecommunication Services 0.4%
America Movil SAB de CV ADR ADR, Series L	23,770	-	-	23,770	920,374	-	-	920,374

NETHERLANDS 1.7%
Air Freight & Logistics 0.1%
TNT NV	-	-	15,646	15,646	-	-	305,782	305,782

Diversified Telecommunication Services 0.4%
Koninklijke (Royal) KPN NV (a)	71,600	-	-	71,600	987,809	-	-	987,809

Energy Equipment & Services 0.1%
SBM Offshore NV	-	-	10,713	10,713	-	-	183,941	183,941

Food Products 1.1%
Unilever NV	-	-	91,934	91,934	-	-	2,222,964	2,222,964

								3,700,496
NORWAY 0.1%
Diversified Telecommunication Services 0.1%
Telenor ASA* (a)	23,220	-	-	23,220	179,254	-	-	179,254

PORTUGAL 0.1%
Electric Utilities 0.1%
EDP - Energias de Portugal SA (a)	42,370	-	-	42,370	166,422	-	-	166,422

SINGAPORE 0.4%
Commercial Banks 0.1%
United Overseas Bank Ltd. (a)	-	30,000	-	30,000	-	302,786	-	302,786

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd. (a)	160,000	-	-	160,000	330,172	-	-	330,172

Electronic Equipment & Instruments 0.1%
Flextronics International Ltd.*	-	-	80,200	80,200	-	-	329,622	329,622

								962,580
SPAIN 1.6%
Commercial Banks 0.1%
Banco Bilbao Vizcaya Argentaria SA (a)	-	25,600	-	25,600	-	322,307	-	322,307

Diversified Telecommunication Services 1.1%
Telefonica SA (a)	100,000	-	-	100,000	2,270,713	-	-	2,270,713

Electric Utilities 0.4%
Iberdrola SA (a)	102,020	-	-	102,020	831,840	-	-	831,840

								3,424,860
SWITZERLAND 1.3%
Capital Markets 0.1%
Bank Sarasin & Cie AG* (a)	-	4,300	-	4,300	-	134,138	-	134,138

Energy Equipment & Services 0.3%
Transocean Ltd.*	-	-	9,595	9,595	-	-	712,813	712,813

Insurance 0.9%
Zurich Financial Services AG	-	2,500	-	2,500	-	441,985	-	441,985
Ace Ltd. ADR	-	-	34,300	34,300	-	-	1,517,089	1,517,089
								1,959,074
								2,806,025
TAIWAN 0.1%
Semiconductors & Semiconductor Equipment 0.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	-	-	32,100	32,100	-	-	302,061	302,061

UNITED KINGDOM 1.9%
Commercial Banks 0.3%
Standard Chartered PLC (a)	-	35,063	-	35,063	-	659,214	-	659,214

Containers & Packaging 0.3%
Rexam PLC	-	-	139,772	139,772	-	-	656,878	656,878

Diversified Telecommunication Services 0.0%
BT Group PLC, Class A (a)	5,470	-	-	5,470	9,164	-	-	9,164

Electric Utilities 0.1%
Scottish & Southern Energy PLC (a)	7,170	-	-	7,170	134,883	-	-	134,883

Insurance 0.2%
Aviva PLC (a)	-	67,624	-	67,624	-	380,704	-	380,704

Multi-Utilities 0.4%
Centrica PLC (a)	84,610	-	-	84,610	311,078	-	-	311,078
National Grid PLC (a)	67,820	-	-	67,820	611,917	-	-	611,917
United Utilities Group PLC (a)	20,066	-	-	20,066	164,523	-	-	164,523
								1,087,518
Wireless Telecommunication Services 0.6%
Vodafone Group PLC (a)	697,400	-	-	697,400	1,356,244	-	-	1,356,244

								4,284,605
UNITED STATES 79.8%
Aerospace & Defense 2.3%
Alliant Techsystems, Inc.*	-	-	4,900	4,900	-	-	403,564	403,564
Boeing Co.	-	-	32,370	32,370	-	-	1,375,725	1,375,725
General Dynamics Corp.	-	-	14,100	14,100	-	-	780,999	780,999
Honeywell International, Inc.	-	-	36,271	36,271	-	-	1,138,909	1,138,909
Lockheed Martin Corp.	-	-	5,500	5,500	-	-	443,575	443,575
Northrop Grumman Corp.	-	-	13,800	13,800	-	-	630,384	630,384
Raytheon Co.	-	-	8,200	8,200	-	-	364,326	364,326
								5,137,482
Air Freight & Logistics 0.5%
FedEx Corp.	-	-	4,300	4,300	-	-	239,166	239,166
United Parcel Service, Inc., Class B	-	-	17,500	17,500	-	-	874,825	874,825
								1,113,991
Airlines 0.4%
Delta Air Lines, Inc.*	-	-	147,100	147,100	-	-	851,709	851,709

Auto Components 0.4%
Johnson Controls, Inc.	-	-	42,386	42,386	-	-	920,624	920,624

Automobiles 0.1%
Ford Motor Co.*	-	-	53,721	53,721	-	-	326,086	326,086

Beverages 0.1%
Coca-Cola Enterprises, Inc.	-	-	7,100	7,100	-	-	118,215	118,215

Biotechnology 0.6%
Biogen Idec, Inc.*	-	-	29,945	29,945	-	-	1,352,017	1,352,017

Capital Markets 5.4%
Ameriprise Financial, Inc.	-	-	43,400	43,400	-	-	1,053,318	1,053,318
Bank of New York Mellon Corp. (The)	-	-	34,700	34,700	-	-	1,017,057	1,017,057
Charles Schwab Corp. (The)	-	21,390	-	21,390	-	375,181	-	375,181
Franklin Resources, Inc.	-	-	27,728	27,728	-	-	1,996,693	1,996,693
Goldman Sachs Group, Inc. (The)	-	3,230	8,500	11,730	-	476,231	1,253,240	1,729,471
Invesco Ltd.	-	8,355	98,719	107,074	-	148,886	1,759,173	1,908,059
Morgan Stanley	-	-	36,693	36,693	-	-	1,046,117	1,046,117
State Street Corp.	-	10,130	28,574	38,704	-	478,136	1,348,693	1,826,829
TD Ameritrade Holding Corp.*	-	-	59,300	59,300	-	-	1,040,122	1,040,122
								11,992,847
Chemicals 1.0%
Dow Chemical Co. (The)	-	-	86,010	86,010	-	-	1,388,202	1,388,202
Eastman Chemical Co.	-	-	2,200	2,200	-	-	83,380	83,380
Mosaic Co. (The)	-	-	14,348	14,348	-	-	635,616	635,616
								2,107,198
Commercial Banks 2.1%
Bank of the Ozarks, Inc.	-	9,000	-	9,000	-	194,670	-	194,670
CapitalSource, Inc.	-	34,185	-	34,185	-	166,823	-	166,823
M&T Bank Corp.	-	-	7,749	7,749	-	-	394,657	394,657
Marshall & Ilsley Corp.	-	-	37,300	37,300	-	-	179,040	179,040
PNC Financial Services Group, Inc.	-	-	3,200	3,200	-	-	124,192	124,192
Regions Financial Corp.	-	-	33,200	33,200	-	-	134,128	134,128
TCF Financial Corp.	-	12,190	-	12,190	-	162,980	-	162,980
U.S. Bancorp	-	-	14,900	14,900	-	-	267,008	267,008
Wells Fargo & Co.	-	8,850	106,373	115,223	-	214,701	2,580,609	2,795,310
Western Alliance Bancorp*	-	20,251	-	20,251	-	138,517	-	138,517
Wintrust Financial Corp.	-	4,100	-	4,100	-	65,928	-	65,928
								4,623,253
Commercial Services & Supplies 0.4%
RR Donnelley & Sons Co.	-	-	30,200	30,200	-	-	350,924	350,924
Waste Management, Inc.	-	-	21,773	21,773	-	-	613,128	613,128
								964,052
Communications Equipment 0.7%
Cisco Systems, Inc.*	-	-	76,900	76,900	-	-	1,433,416	1,433,416
JDS Uniphase Corp.*	-	-	4,700	4,700	-	-	26,884	26,884
								1,460,300
Computers & Peripherals 1.1%
EMC Corp.*	-	-	17,200	17,200	-	-	225,320	225,320
Hewlett-Packard Co.	-	-	47,342	47,342	-	-	1,829,768	1,829,768
Teradata Corp.*	-	-	1,000	1,000	-	-	23,430	23,430
Western Digital Corp.*	-	-	10,300	10,300	-	-	272,950	272,950
								2,351,468
Construction Materials 0.2%
Vulcan Materials Co.	-	-	11,600	11,600	-	-	499,960	499,960

Consumer Finance 0.5%
Capital One Financial Corp.	-	14,180	-	14,180	-	310,258	-	310,258
SLM Corp.*	-	-	74,360	74,360	-	-	763,677	763,677
								1,073,935
Containers & Packaging 0.4%
Owens-Illinois, Inc.*	-	-	32,300	32,300	-	-	904,723	904,723

Diversified Financial Services 5.4%
Bank of America Corp.	-	-	432,624	432,624	-	-	5,710,637	5,710,637
Citigroup, Inc.	-	-	56,600	56,600	-	-	168,102	168,102
IntercontinentalExchange, Inc.*	-	1,960	-	1,960	-	223,910	-	223,910
JPMorgan Chase & Co.	-	19,050	151,893	170,943	-	649,796	5,181,070	5,830,866
								11,933,515
Diversified Telecommunication Services 3.0%
AT&T Inc.	62,450	-	147,596	210,046	1,551,258	-	3,666,285	5,217,543
Verizon Communications, Inc.	33,250	-	13,000	46,250	1,021,772	-	399,490	1,421,262
								6,638,805
Electric Utilities 5.8%
American Electric Power Co., Inc.	-	-	36,228	36,228	-	-	1,046,627	1,046,627
Duke Energy Corp.	14,560	-	-	14,560	212,431	-	-	212,431
Edison International	1,100	-	18,100	19,200	34,606	-	569,426	604,032
Entergy Corp.	3,290	-	54,369	57,659	255,041	-	4,214,685	4,469,726
Exelon Corp.	3,640	-	44,300	47,940	186,404	-	2,268,603	2,455,007
FirstEnergy Corp.	4,330	-	36,178	40,508	167,788	-	1,401,897	1,569,685
FPL Group, Inc.	18,156	-	-	18,156	1,032,350	-	-	1,032,350
Northeast Utilities	-	-	22,700	22,700	-	-	506,437	506,437
PPL Corp.	8,950	-	-	8,950	294,992	-	-	294,992
Progress Energy, Inc.	4,180	-	12,300	16,480	158,129	-	465,309	623,438
								12,814,725
Electrical Equipment 0.6%
Ametek, Inc.	-	-	12,100	12,100	-	-	418,418	418,418
Emerson Electric Co.	-	-	26,887	26,887	-	-	871,139	871,139
								1,289,557
Electronic Equipment & Instruments 1.8%
Arrow Electronics, Inc.*	-	-	53,700	53,700	-	-	1,140,588	1,140,588
Avnet, Inc.*	-	-	49,140	49,140	-	-	1,033,414	1,033,414
Corning, Inc.	-	-	97,350	97,350	-	-	1,563,441	1,563,441
Ingram Micro, Inc., Class A*	-	-	5,500	5,500	-	-	96,250	96,250
Jabil Circuit, Inc.	-	-	31,400	31,400	-	-	232,988	232,988
								4,066,681
Energy Equipment & Services 1.3%
Baker Hughes, Inc.	-	-	14,550	14,550	-	-	530,202	530,202
Rowan Cos., Inc.	-	-	5,600	5,600	-	-	108,192	108,192
Schlumberger Ltd.	-	-	8,646	8,646	-	-	467,835	467,835
Weatherford International Ltd.*	-	-	94,671	94,671	-	-	1,851,765	1,851,765
								2,957,994
Food & Staples Retailing 1.3%
Kroger Co. (The)	-	-	31,900	31,900	-	-	703,395	703,395
SUPERVALU, Inc.	-	-	27,900	27,900	-	-	361,305	361,305
SYSCO Corp.	-	-	40,300	40,300	-	-	905,944	905,944
Wal-Mart Stores, Inc.	-	-	19,295	19,295	-	-	934,650	934,650
								2,905,294
Food Products 1.2%
Archer-Daniels-Midland Co.	-	-	26,700	26,700	-	-	714,759	714,759
Bunge Ltd.	-	-	18,800	18,800	-	-	1,132,700	1,132,700
General Mills, Inc.	-	-	12,673	12,673	-	-	709,941	709,941
								2,557,400
Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	-	-	39,803	39,803	-	-	2,107,967	2,107,967
Beckman Coulter, Inc.	-	-	8,100	8,100	-	-	462,834	462,834
Becton Dickinson & Co.	-	-	8,798	8,798	-	-	627,385	627,385
Medtronic, Inc.	-	-	22,900	22,900	-	-	798,981	798,981
								3,997,167
Health Care Providers & Services 2.6%
Aetna, Inc.	-	-	24,700	24,700	-	-	618,735	618,735
AmerisourceBergen Corp.	-	-	5,300	5,300	-	-	94,022	94,022
Cardinal Health, Inc.	-	-	12,900	12,900	-	-	394,095	394,095
CIGNA Corp.	-	-	29,400	29,400	-	-	708,246	708,246
Coventry Health Care, Inc.*	-	-	38,300	38,300	-	-	716,593	716,593
Laboratory Corp of America Holdings*	-	-	4,439	4,439	-	-	300,920	300,920
UnitedHealth Group, Inc.	-	-	45,600	45,600	-	-	1,139,088	1,139,088
WellPoint, Inc.*	-	-	36,113	36,113	-	-	1,837,790	1,837,790
								5,809,489
Hotels, Restaurants & Leisure 0.2%
McDonald's Corp.	-	-	2,300	2,300	-	-	132,227	132,227
MGM Mirage*	-	-	22,400	22,400	-	-	143,136	143,136
Wyndham Worldwide Corp.	-	-	9,200	9,200	-	-	111,504	111,504
								386,867
Household Durables 0.2%
NVR, Inc.*	-	-	200	200	-	-	100,478	100,478
Toll Brothers, Inc.*	-	-	17,200	17,200	-	-	291,884	291,884
								392,362
Household Products 0.8%
Kimberly-Clark Corp.	-	-	9,200	9,200	-	-	482,356	482,356
Procter & Gamble Co. (The)	-	-	26,941	26,941	-	-	1,376,685	1,376,685
								1,859,041
Independent Power Producers & Energy Traders 0.5%
Constellation Energy Group, Inc.	9,370	-	-	9,370	249,055	-	-	249,055
Mirant Corp.*	-	-	14,800	14,800	-	-	232,952	232,952
NRG Energy, Inc.*	6,420	-	16,200	22,620	166,663	-	420,552	587,215
								1,069,222
Industrial Conglomerates 0.6%
General Electric Co.	-	-	115,400	115,400	-	-	1,352,488	1,352,488

Information Technology Services 0.7%
Alliance Data Systems Corp.*	-	5,840	-	5,840	-	240,550	-	240,550
Computer Sciences Corp.*	-	-	5,700	5,700	-	-	252,510	252,510
DST Systems, Inc.*	-	-	1,200	1,200	-	-	44,340	44,340
SAIC, Inc.*	-	-	4,700	4,700	-	-	87,185	87,185
Visa, Inc., Class A	-	5,160	8,902	14,062	-	321,261	554,239	875,500
								1,500,085
Insurance 4.4%
Aflac, Inc.	-	4,730	23,565	28,295	-	147,056	732,636	879,692
Allstate Corp. (The)	-	-	21,200	21,200	-	-	517,280	517,280
Assurant, Inc.	-	-	3,100	3,100	-	-	74,679	74,679
Fidelity National Financial, Inc., Class A	-	-	38,700	38,700	-	-	523,611	523,611
First American Corp.	-	-	9,000	9,000	-	-	233,190	233,190
Hanover Insurance Group, Inc. (The)	-	9,700	-	9,700	-	369,667	-	369,667
HCC Insurance Holdings, Inc.	-	10,750	-	10,750	-	258,108	-	258,108
Loews Corp.	-	-	23,500	23,500	-	-	643,900	643,900
MetLife, Inc.	-	9,350	-	9,350	-	280,593	-	280,593
Principal Financial Group, Inc.	-	-	16,400	16,400	-	-	308,976	308,976
Progressive Corp. (The)*	-	-	9,500	9,500	-	-	143,545	143,545
Prudential Financial, Inc.	-	-	33,160	33,160	-	-	1,234,215	1,234,215
Reinsurance Group of America, Inc.	-	6,980	28,000	34,980	-	243,672	977,480	1,221,152
Travelers Cos., Inc. (The)	-	-	50,874	50,874	-	-	2,087,869	2,087,869
Unum Group	-	-	64,400	64,400	-	-	1,021,384	1,021,384
								9,797,861
Internet Software & Services 0.2%
Google, Inc., Class A*	-	-	967	967	-	-	407,678	407,678

Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc.*	-	-	22,353	22,353	-	-	911,332	911,332

Machinery 1.0%
Deere & Co.	-	-	13,400	13,400	-	-	535,330	535,330
Dover Corp.	-	-	22,900	22,900	-	-	757,761	757,761
Gardner Denver, Inc.*	-	-	6,500	6,500	-	-	163,605	163,605
Joy Global, Inc.	-	-	3,700	3,700	-	-	132,164	132,164
Pentair, Inc.	-	-	17,800	17,800	-	-	456,036	456,036
Timken Co.	-	-	14,400	14,400	-	-	245,952	245,952
								2,290,848
Media 4.2%
Comcast Corp., Class A	-	-	285,981	285,981	-	-	4,143,865	4,143,865
DISH Network Corp., Class A*	-	-	75,388	75,388	-	-	1,222,039	1,222,039
Scripps Networks Interactive, Inc., Class A	-	-	4,300	4,300	-	-	119,669	119,669
Time Warner Cable, Inc.*	-	-	24,093	24,093	-	-	763,025	763,025
Time Warner, Inc.	-	-	64,866	64,866	-	-	1,633,975	1,633,975
Viacom, Inc., Class B*	-	-	40,278	40,278	-	-	914,311	914,311
Virgin Media, Inc.	-	-	54,800	54,800	-	-	512,380	512,380
								9,309,264
Metals & Mining 0.5%
Cliffs Natural Resources, Inc.	-	-	16,900	16,900	-	-	413,543	413,543
Freeport-McMoRan Copper & Gold, Inc.	-	-	13,301	13,301	-	-	666,513	666,513
								1,080,056
Multiline Retail 0.6%
J.C. Penney Co., Inc.	-	-	18,119	18,119	-	-	520,196	520,196
Macy's, Inc.	-	-	26,400	26,400	-	-	310,464	310,464
Target Corp.	-	-	13,929	13,929	-	-	549,778	549,778
								1,380,438
Multi-Utilities 0.9%
CenterPoint Energy, Inc.	16,140	-	-	16,140	178,831	-	-	178,831
Dominion Resources, Inc.	-	-	4,600	4,600	-	-	153,732	153,732
NiSource, Inc.	-	-	12,800	12,800	-	-	149,248	149,248
PG&E Corp.	6,350	-	16,712	23,062	244,094	-	642,409	886,503
Sempra Energy	8,430	-	4,600	13,030	418,381	-	228,298	646,679
								2,014,993
Natural Gas Utility 0.3%
EQT Corp.	6,000	-	-	6,000	209,460	-	-	209,460
ONEOK, Inc.	-	-	6,000	6,000	-	-	176,940	176,940
Questar Corp.	11,580	-	-	11,580	360,254	-	-	360,254
								746,654
Oil, Gas & Consumable Fuels 10.5%
Apache Corp.	-	-	6,600	6,600	-	-	476,190	476,190
Chevron Corp.	-	-	10,200	10,200	-	-	675,750	675,750
ConocoPhillips	-	-	29,400	29,400	-	-	1,236,564	1,236,564
CONSOL Energy, Inc.	-	-	18,000	18,000	-	-	611,280	611,280
Devon Energy Corp.	-	-	49,758	49,758	-	-	2,711,811	2,711,811
El Paso Corp.	5,880	-	-	5,880	54,272	-	-	54,272
Encore Acquisition Co.*	-	-	9,000	9,000	-	-	277,650	277,650
EOG Resources, Inc.	-	-	20,877	20,877	-	-	1,417,966	1,417,966
Exco Resources, Inc.*	-	-	8,400	8,400	-	-	108,528	108,528
Exxon Mobil Corp.	-	-	71,217	71,217	-	-	4,978,780	4,978,780
Forest Oil Corp.*	-	-	13,900	13,900	-	-	207,388	207,388
Hess Corp.	-	-	43,183	43,183	-	-	2,321,086	2,321,086
Marathon Oil Corp.	-	-	21,200	21,200	-	-	638,756	638,756
Murphy Oil Corp.	-	-	4,500	4,500	-	-	244,440	244,440
Newfield Exploration Co.*	-	-	31,850	31,850	-	-	1,040,540	1,040,540
Noble Energy, Inc.	-	-	18,300	18,300	-	-	1,079,151	1,079,151
Occidental Petroleum Corp.	-	-	36,693	36,693	-	-	2,414,766	2,414,766
Range Resources Corp.	-	-	38,485	38,485	-	-	1,593,664	1,593,664
Valero Energy Corp.	-	-	10,900	10,900	-	-	184,101	184,101
Williams Cos., Inc. (The)	13,100	-	12,100	25,200	204,491	-	188,881	393,372
XTO Energy, Inc.	-	-	15,400	15,400	-	-	587,356	587,356
								23,253,411
Paper & Forest Products 0.3%
International Paper Co.	-	-	49,200	49,200	-	-	744,396	744,396

Pharmaceuticals 5.1%
Eli Lilly & Co.	-	-	23,800	23,800	-	-	824,432	824,432
Johnson & Johnson	-	-	55,251	55,251	-	-	3,138,257	3,138,257
King Pharmaceuticals, Inc.*	-	-	125,100	125,100	-	-	1,204,713	1,204,713
Merck & Co., Inc.	-	-	13,500	13,500	-	-	377,460	377,460
Pfizer, Inc.	-	-	148,500	148,500	-	-	2,227,500	2,227,500
Schering-Plough Corp.	-	-	18,000	18,000	-	-	452,160	452,160
Wyeth	-	-	66,102	66,102	-	-	3,000,370	3,000,370
								11,224,892
Professional Services 0.2%
Manpower, Inc.	-	-	9,800	9,800	-	-	414,932	414,932

Real Estate Investment Trusts 1.0%
AMB Property Corp.	-	-	1,700	1,700	-	-	31,977	31,977
Annaly Capital Management, Inc.	-	-	17,500	17,500	-	-	264,950	264,950
Apartment Investment & Management Co., Class A	-	-	275	275	-	-	2,434	2,434
AvalonBay Communities, Inc.	-	-	1,418	1,418	-	-	79,323	79,323
Boston Properties, Inc.	-	-	1,700	1,700	-	-	81,090	81,090
Chimera Investment Corp	-	-	73,400	73,400	-	-	256,166	256,166
Equity Residential	-	-	3,500	3,500	-	-	77,805	77,805
HCP, Inc.	-	-	1,600	1,600	-	-	33,904	33,904
Health Care REIT, Inc.	-	3,590	-	3,590	-	122,419	-	122,419
Hospitality Properties Trust	-	-	2,900	2,900	-	-	34,481	34,481
Host Hotels & Resorts, Inc.	-	-	5,000	5,000	-	-	41,950	41,950
Kimco Realty Corp.	-	-	1,800	1,800	-	-	18,090	18,090
Macerich Co. (The)	-	5,535	-	5,535	-	97,471	-	97,471
ProLogis	-	-	800	800	-	-	6,448	6,448
Rayonier, Inc.	-	-	500	500	-	-	18,175	18,175
Ventas, Inc.	-	-	26,320	26,320	-	-	785,915	785,915
Vornado Realty Trust	-	-	3,946	3,946	-	-	177,688	177,688
								2,130,286
Real Estate Management & Development 0.1%
Jones Lang LaSalle, Inc.	-	4,700	-	4,700	-	153,831	-	153,831

Road & Rail 0.2%
CSX Corp.	-	-	5,100	5,100	-	-	176,613	176,613
Norfolk Southern Corp.	-	-	3,000	3,000	-	-	113,010	113,010
Ryder System, Inc.	-	-	5,700	5,700	-	-	159,144	159,144
								448,767
Semiconductors & Semiconductor Equipment 0.3%
Applied Materials, Inc.	-	-	30,100	30,100	-	-	330,197	330,197
Intel Corp.	-	-	22,280	22,280	-	-	368,734	368,734
								698,931
Software 1.7%
Activision Blizzard, Inc.*	-	-	96,582	96,582	-	-	1,219,831	1,219,831
Microsoft Corp.	-	-	62,300	62,300	-	-	1,480,871	1,480,871
Oracle Corp.	-	-	42,281	42,281	-	-	905,659	905,659
Solera Holdings, Inc.*	-	2,810	-	2,810	-	71,374	-	71,374
Symantec Corp.*	-	-	8,800	8,800	-	-	136,928	136,928
								3,814,663
Specialty Retail 1.5%
Foot Locker, Inc.	-	-	17,300	17,300	-	-	181,131	181,131
Home Depot, Inc.	-	-	58,187	58,187	-	-	1,374,959	1,374,959
Office Depot, Inc.*	-	-	43,600	43,600	-	-	198,816	198,816
Staples, Inc.	-	-	36,693	36,693	-	-	740,098	740,098
TJX Cos., Inc.	-	-	26,887	26,887	-	-	845,865	845,865
								3,340,869
Textiles, Apparel & Luxury Goods 0.3%
Nike, Inc., Class B	-	-	11,387	11,387	-	-	589,619	589,619
Polo Ralph Lauren Corp.	-	-	700	700	-	-	37,478	37,478
								627,097
Thrifts & Mortgage Finance 0.0%
Astoria Financial Corp.	-	-	3,500	3,500	-	-	30,030	30,030

Tobacco 1.2%
Lorillard, Inc.	-	-	2,200	2,200	-	-	149,094	149,094
Philip Morris International, Inc.	-	-	52,983	52,983	-	-	2,311,118	2,311,118
Reynolds American, Inc.	-	-	2,600	2,600	-	-	100,412	100,412
								2,560,624
Wireless Telecommunication Services 0.9%
Sprint Nextel Corp.*	-	-	392,389	392,389	-	-	1,887,391	1,887,391

								176,597,796

Total Common Stocks								215,799,537
(cost $215,667,603)

U. S. Government Sponsored & Agency Obligation 0.3%
				Principal
				Amount
UNITED STATES 0.3%
U.S. Treasury Bills,
.00%, 09/17/09	-	-	593,000	593,000	-	-	592,766	592,766

Total U. S. Government Sponsored & Agency Obligation								592,766
(cost $592,807)

Repurchase Agreements 0.5%
				Principal
				Amount

CS First Boston, , 0.09%, dated 06/30/09, due 07/01/09, repurchase price $673,677, collateralized by U.S. Government Agency Mortgage ranging from 4.50% - 5.00%, maturing 02/15/39 - 06/20/39; total market value of $687,149.	162,563	260,086	251,026	673,675	162,563	260,086	251,026	673,675

UBS Securities, , 0.05%, dated 06/30/09, due 07/01/09, repurchase price $329,806, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 - 12/01/09; total market value of $336,402.	79,584	127,328	122,893	329,805	79,584	127,328	122,893	329,805

Total Repurchase Agreements								1,003,480
(cost $1,003,480)

Total Investments
(cost $217,263,890) (c) — 98.6%								217,395,783
Other assets in excess of liabilities — 1.4%								3,171,586
NET ASSETS — 100.0%								$ 220,567,369

* Denotes a non-income producing security.
(a) Fair valued security.
(b) The rate refelcted in the Statement of Investments is the discount rate at the time of purchase.
(c) See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR American Depositary Receipt
AG Stock Corporation
ASA Stock Corporation
Ltd Limited
NV Public Traded Company
PLC Public Limited Company
REIT Real Estate Investment Trust
RSP Savings Shares
SA Stock Company
SpA Limited Share Company

At June 30, 2009, the Fund's open futures contracts were as follows (Note 2):
				Notional Value	Unrealized
	Number of			Covered by	Appreciation
	Contracts	Long Contracts	Expiration	Contracts	(Depreciation)
	19	S&P 500 E-mini	09/18/09	$ 869,725	$ 11,159
				$ 869,725	$ 11,159

The accompanying notes are an integral part of these financial statements.

NVIT Multi-Manager Large Cap Value
Pro Forma Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Large Cap Value Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

Basis of Pro Forma Presentation

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Gartmore NVIT Global Utilities Fund and NVIT Global Financial Services Fund by the Fund, as if such acquisition had taken place as of June 30, 2009. Under the terms of the Plan of Reorganization, the combination of the Gartmore NVIT Global Utilities Fund, NVIT Global Financial Services Fund and the Fund will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition (the “Transaction”) of the net assets of the Gartmore NVIT Global Utilities Fund and NVIT Global Financial Services Fund in exchange for shares of the Fund at net asset value. The statement of assets and liabilities and the related statement of operations of Gartmore NVIT Global Utilities Fund, NVIT Global Financial Services Fund and the Fund have been combined as of and for the twelve-months ended June 30, 2009. The accompanying pro forma financial statements should be read in conjunction with the financial statements of Gartmore NVIT Global Utilities Fund, NVIT Global Financial Services Fund and the Fund included in their semi-annual dated June 30, 2009. The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of Gartmore NVIT Global Utilities Fund and NVIT Global Financial Services Fund by the Fund had taken place as of June 30, 2009.  The Fund is the surviving fund for accounting purposes.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a) Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the

NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009, are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

Asset Type	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks	$193,177,490	$22,622,047	$—	$215,799,537
U.S. Government Agency & Obligations	—	592,766	—	592,766
Futures	11,159	—	—	11,159
Repurchase Agreements	—	1,003,480	—	1,003,480
Total	$193,188,649	$24,218,293	$—	$217,406,942

Amounts designated as “—” are zero.

(b) Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instrument and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c) Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d) Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(e) Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. If it does so, the Fund would be exposed to risk that the counterparty to the contract is unable to meet the terms of the contract and to the risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. Forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f) Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such futures contracts.

Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price. Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, know as “variation margin” receipts or payments, are made each day, depending on the fluctuations in the fair value/market value of the futures contract and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.

Futures contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

Fair Values of Derivative Instruments as of June 30, 2009
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts*	Net Assets – unrealized appreciation from futures	$11,159	Net Assets – unrealized depreciation from futures	$—
Total		$11,159		$—
* Includes cumulative appreciation/(depreciation) of futures contracts as reported in Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

Amounts designated as “—” are zero.

The Effect of Derivative Instruments on the Statement of Operations For the Twelve Months Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Operations

Derivatives not accounted for as hedging instruments under FAS 133	Futures
Equity contracts	$(547,924)
Total	$(547,924)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Operations

Derivatives not accounted for as hedging instruments under FAS 133	Futures
Equity contracts	$53,103
Total	$53,103

Amounts designated as “—” are zero.

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending June 30, 2009.

(g) Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h) Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(i) Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period 2008 remains subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j) Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated.

Subadvisers
- Goldman Sachs Asset Management, L.P.
- Wellington Management Company, LLP
- Deutsche Investment Management Americas Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).

Fee Schedule	Total Fees
All Assets	0.65%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadvisers $507,230 for the twelve months ended June 30, 2009.

Effective May 1, 2009, the Trust and the Adviser have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, short sale dividend expenses, other expenditures which are capitalized in accordance with GAAP and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.77% for all share classes until April 30, 2010.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire within three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA.

As of June 30, 2009, the cumulative potential reimbursements by the Fund were:

Period Ended December 31, 2008 Amount (a)	Six Months Ended June 30, 2009 Amount
$37,906	$—
(a) For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion and more	0.01%
* The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the daily net assets of Class I and Class II shares of the Fund.

For the twelve months ended June 30, 2009, NFS received $63,711 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the twelve months ended June 30, 2009, the Fund’s portion of such costs was $3,642.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $380,287,273 and sales of $91,846,284 (excluding short-term securities).

For the six months ended June 30, 2009, the Fund had short-term purchases of $1,185,511 and sales of $0 of U.S. government securities.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign governmental laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$230,902,657	$14,677,545	$(28,184,419)	$(13,506,874)

10. Subsequent Events

The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

NVIT Nationwide Fund
Pro Forma Combined Statement of Assets and Liabilities
As of June 30, 2009 (Unaudited)
TRANSACTION 3

	NVIT Nationwide Leaders Fund	NVIT Nationwide Fund	Pro Forma Adjustments		NVIT Nationwide Fund Pro Forma Combined

Assets:
Investments, at value (cost $9,912,402 and $1,031,133,244, respectively)*	$ 10,400,063	$ 1,028,722,405	$ -		$ 1,039,122,468
Repurchase agreements, at value and cost	350,917	31,887,483	-		32,238,400
Total investments	10,750,980	1,060,609,888	-		1,071,360,868
Cash	2,430	50,920	-		53,350
Interest and dividends receivable	16,084	1,492,612	-		1,508,696
Receivable for capital shares issued	1,522	164,332	-		165,854
Prepaid expenses and other assets	139	15,271	-		15,410
Total Assets	10,771,155	1,062,333,023	-		1,073,104,178

Liabilities:
Payable for investments purchased	-	1,737,406	-		1,737,406
Payable upon return of securities loaned (Note 2)	-	11,363,463	-		11,363,463
Payable for capital shares redeemed	891	371,980	-		372,871
Accrued expenses and other payables:
Investment advisory fees	15,637	504,426	-		520,063
Fund administration fees	426	41,007	-		41,433
Distribution fees	-	66,734	-		66,734
Administrative service fees	2,101	146,816	-		148,917
Custodian fees	1,505	24,375	-		25,880
Trustee fees	-	3,034	-		3,034
Compliance program costs (Note 3)	-	20,949	-		20,949
Professional fees	602	50,598	-		51,200
Printing fees	504	73,462	-		73,966
Other	387	12,937	-		13,324
Total Liabilities	22,053	14,417,187	-		14,439,240

Net Assets	$ 10,749,102	$ 1,047,915,836	$ -		$ 1,058,664,938

Represented by:
Capital	$ 23,549,316	$ 1,771,650,254	$ -		$ 1,795,199,570
Accumulated undistributed net investment income	14,070	608,146	-		622,216
Accumulated net realized losses from investment transactions	(13,301,945)	(721,926,553)	-		(735,228,498)
Net unrealized appreciation/(depreciation) on investments	487,661	(2,410,839)	-		(1,923,178)
Net unrealized appreciation/(depreciation) from translation of assets and liabilties
denominated in foreign currencies	-	(5,172)	-		(5,172)
Net Assets	$ 10,749,102	$ 1,047,915,836	$ -		$ 1,058,664,938

Net Assets:
Class I Shares	$ 1,485,042	$ 638,161,197	$ 9,264,060	(a)	$ 648,910,299
Class II Shares	-	321,521,979	-		321,521,979
Class III Shares	9,264,060	368,931	(9,264,060)	(a)	368,931
Class IV Shares	-	87,863,729	-		87,863,729
Total	$ 10,749,102	$ 1,047,915,836	$ -		$ 1,058,664,938

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	211,005	93,818,135	1,369,255	(b)	95,398,395
Class II Shares	-	47,479,567	-		47,479,567
Class III Shares	1,313,241	54,093	(1,313,241)	(c)	54,093
Class IV Shares	-	12,920,485	-		12,920,485
Total	1,524,246	154,272,280	56,014		155,852,540

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively)
Class I Shares	$ 7.04	$ 6.80	$ -		$ 6.80
Class II Shares		$ 6.77	$ -		$ 6.77
Class III Shares	$ 7.05	$ 6.82	$ -		$ 6.82
Class IV Shares		$ 6.80	$ -		$ 6.80

* Includes value of securiites on loan of $11,110,973 (Note 2).

Adjustments:
(a) Adjustment is to reclass the net assets of Class III of the acquired fund into Class I of the acquiring fund.
(b) Adjustment is to account for the net change in shares outstanding upon the completion of the merger.
(c) Adjustment is to reduce the outstanding shares of Class III of the acquired fund.

The accompanying notes are an integral part of these financial statements.

NVIT Nationwide Fund
Pro Forma Combined Statement of Operations
For the Twelve Months Ended June 30, 2009 (Unaudited)
TRANSACTION 3

	NVIT Nationwide Leaders Fund	NVIT Nationwide Fund	Pro Forma Adjustments		NVIT Nationwide Fund Pro Forma Combined

INVESTMENT INCOME:
Interest income	$ 3,319	$ 321,290	$ -		$ 324,609
Dividend income	310,470	28,452,279	-		28,762,749
Income from securities lending (Note 2)	-	391,542	-		391,542
Foreign taxes withholding	(673)	(99,808)	-		(100,481)
Total Income	313,116	29,065,303	-		29,378,419

EXPENSES:
Investment advisory fees	96,986	6,568,716	(13,168)	(a)	6,652,534
Fund administration fees	6,087	516,825	-		522,912
Distribution fees - Class II Shares	-	808,010	-		808,010
Administrative services fees - Class I Shares	3,352	1,114,054	18,924	(b)	1,136,330
Administrative services fees - Class II Shares	-	528,275	-		528,275
Administrative services fees - Class III Shares	18,571	1,219	(18,571)	(c)	1,219
Administrative services fees - Class IV Shares	-	154,248	-		154,248
Custodian fees	1,020	109,639	-		110,659
Trustee fees	(410)	24,089	-		23,679
Compliance program costs (Note 3)	118	27,995	-		28,113
Professional fees	3,032	245,111	-		248,143
Printing fees	22,165	244,371	-		266,536
Other	5,939	143,546	-		149,485
Total expenses before earnings credits and expenses reimbursed by adviser	156,860	10,486,098	(12,815)		10,630,143
Earnings credit (Note 5)	(6)	(8)	-		(14)
Expenses reimbursed by adviser	(2,880)	-	-		(2,880)
Net expenses	153,974	10,486,090	(12,815)		10,627,249
NET INVESTMENT INCOME	159,142	18,579,213	12,815		18,751,170

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain (loss) on transactions from:
Investments	(12,621,101)	(628,542,327)	-		(641,163,428)
Foreign currency transactions	-	(80,862)	-		(80,862)
Net realized gain (loss) from investment and foreign currency transactions	(12,621,101)	(628,623,189)	-		(641,244,290)

Net change in unrealized appreciation/(depreciation) of:
Investments	2,424,613	107,471,461	-		109,896,074
Foreign currency translations	-	(5,172)	-		(5,172)
Net change in unrealized appreciation/(depreciation) from investments
and foreign currency translations	2,424,613	107,466,289	-		109,890,902
Net realized/unrealized gains (losses) from investments and foreign currency translations	(10,196,488)	(521,156,900)	-		(531,353,388)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$ (10,037,346)	$ (502,577,687)	$ 12,815		$ (512,602,218)

Adjustments:
(a) Adjustment is to reflect the reduction in investment advisory fees as a result of the different fee structure.
(b) Adjustment is to reflect the increase in administrative servicing fee as a result of the acquisition of Class III of the acquired fund.
(c) Adjustment is to reduce the administrative servicing fee for Class III of the acquired fund.

The accompanying notes are an integral part of these financial statements.

NVIT Nationwide Fund
Pro-Forma Combined Statement of Investments
As of June 30, 2009 (Unaudited)
TRANSACTION 3			NVIT			NVIT
			Nationwide			Nationwide
	NVIT	NVIT	Fund	NVIT	NVIT	Fund
	Nationwide	Nationwide	Pro-Forma	Nationwide	Nationwide	Pro-Forma
	Leaders Fund	Fund	Combined	Leaders Fund	Fund	Combined
	Shares	Shares	Shares	Market Value	Market Value	Market Value
Common Stocks 98.2%

Aerospace & Defense 3.9%
Boeing Co.	-	73,300	73,300	$ -	$ 3,115,250	$ 3,115,250
Honeywell International, Inc.	-	91,200	91,200	-	2,863,680	2,863,680
ITT Corp.	-	253,800	253,800	-	11,294,100	11,294,100
Lockheed Martin Corp.	-	32,900	32,900	-	2,653,385	2,653,385
United Technologies Corp.	8,700	408,200	416,900	452,052	21,210,072	21,662,124
						41,588,539
Air Freight & Logistics 0.2%
FedEx Corp.	-	40,400	40,400	-	2,247,048	2,247,048

Auto Components 0.5%
BorgWarner, Inc.	-	143,200	143,200	-	4,887,416	4,887,416

Beverages 2.4%
Coca-Cola Co. (The)	-	102,600	102,600	-	4,923,774	4,923,774
PepsiCo, Inc.	-	372,700	372,700	-	20,483,592	20,483,592
						25,407,366
Biotechnology 2.4%
Amgen, Inc.*	-	74,700	74,700	-	3,954,618	3,954,618
Gilead Sciences, Inc.*	-	463,500	463,500	-	21,710,340	21,710,340
						25,664,958
Capital Markets 4.3%
Charles Schwab Corp. (The)	-	426,400	426,400	-	7,479,056	7,479,056
Franklin Resources, Inc.	-	37,800	37,800	-	2,721,978	2,721,978
Goldman Sachs Group, Inc. (The)	2,690	118,800	121,490	396,614	17,515,872	17,912,486
Morgan Stanley	-	142,400	142,400	-	4,059,824	4,059,824
State Street Corp.	5,800	208,700	214,500	273,760	9,850,640	10,124,400
T. Rowe Price Group, Inc.	-	68,300	68,300	-	2,846,061	2,846,061
						45,143,805
Chemicals 1.9%
E.I. Du Pont De Nemours & Co.	-	115,900	115,900	-	2,969,358	2,969,358
Eastman Chemical Co.	-	46,700	46,700	-	1,769,930	1,769,930
Monsanto Co.	-	83,500	83,500	-	6,207,390	6,207,390
Praxair, Inc.	-	131,800	131,800	-	9,367,026	9,367,026
						20,313,704
Commercial Banks 2.5%
PNC Financial Services Group, Inc.	-	76,000	76,000	-	2,949,560	2,949,560
Royal Bank of Canada	-	266,100	266,100	-	10,885,181	10,885,181
Wells Fargo & Co.	8,800	514,200	523,000	213,488	12,474,492	12,687,980
						26,522,721
Communications Equipment 3.3%
Cisco Systems, Inc.*	21,120	946,843	967,963	393,677	17,649,154	18,042,831
QUALCOMM, Inc.	9,800	357,900	367,700	442,960	16,177,080	16,620,040
						34,662,871
Computers & Peripherals 4.1%
Apple, Inc.*	-	51,800	51,800	-	7,377,874	7,377,874
Dell, Inc.*	-	277,300	277,300	-	3,807,329	3,807,329
EMC Corp.*	-	1,001,000	1,001,000	-	13,113,100	13,113,100
Hewlett-Packard Co.	-	184,000	184,000	-	7,111,600	7,111,600
International Business Machines Corp.	-	97,994	97,994	-	10,232,533	10,232,533
NCR Corp.*	-	174,900	174,900	-	2,069,067	2,069,067
						43,711,503
Consumer Finance 0.6%
Capital One Financial Corp.	9,900	293,300	303,200	216,612	6,417,404	6,634,016

Distributors 0.2%
Genuine Parts Co.	-	63,300	63,300	-	2,124,348	2,124,348

Diversified Financial Services 2.7%
Bank of America Corp.	-	590,635	590,635	-	7,796,382	7,796,382
JPMorgan Chase & Co.	-	609,843	609,843	-	20,801,745	20,801,745
						28,598,127
Diversified Telecommunication Services 2.2%
AT&T Inc.	-	296,000	296,000	-	7,352,640	7,352,640
Telus Corp.	-	357,617	357,617	-	9,487,045	9,487,045
Verizon Communications, Inc.	-	223,700	223,700	-	6,874,301	6,874,301
						23,713,986
Electric Utilities 1.8%
Edison International	-	93,700	93,700	-	2,947,802	2,947,802
Northeast Utilities	-	119,000	119,000	-	2,654,890	2,654,890
PPL Corp.	-	418,800	418,800	-	13,803,648	13,803,648
						19,406,340
Electrical Equipment 0.9%
Emerson Electric Co.	-	304,200	304,200	-	9,856,080	9,856,080

Electronic Equipment & Instruments 0.3%
Corning, Inc.	-	180,400	180,400	-	2,897,224	2,897,224

Energy Equipment & Services 3.4%
ENSCO International, Inc.	-	363,300	363,300	-	12,668,271	12,668,271
Halliburton Co.	-	157,300	157,300	-	3,256,110	3,256,110
Schlumberger Ltd.	7,400	370,800	378,200	400,414	20,063,988	20,464,402
						36,388,783
Food & Staples Retailing 4.4%
Costco Wholesale Corp.	-	51,900	51,900	-	2,371,830	2,371,830
CVS Caremark Corp.	13,600	586,420	600,020	433,432	18,689,205	19,122,637
Kroger Co. (The)	-	122,700	122,700	-	2,705,535	2,705,535
Safeway, Inc.	-	114,400	114,400	-	2,330,328	2,330,328
SYSCO Corp.	-	547,900	547,900	-	12,316,792	12,316,792
Wal-Mart Stores, Inc.	-	156,500	156,500	-	7,580,860	7,580,860
						46,427,982
Food Products 3.0%
Archer-Daniels-Midland Co.	-	78,000	78,000	-	2,088,060	2,088,060
Kellogg Co.	-	292,000	292,000	-	13,598,440	13,598,440
Kraft Foods, Inc., Class A	19,800	608,500	628,300	501,732	15,419,390	15,921,122
						31,607,622
Health Care Equipment & Supplies 1.1%
St. Jude Medical, Inc.*	-	281,568	281,568	-	11,572,445	11,572,445

Health Care Providers & Services 4.2%
Aetna, Inc.	12,080	617,661	629,741	302,604	15,472,408	15,775,012
AmerisourceBergen Corp.	-	82,000	82,000	-	1,454,680	1,454,680
Express Scripts, Inc.*	-	51,500	51,500	-	3,540,625	3,540,625
McKesson Corp.	-	59,200	59,200	-	2,604,800	2,604,800
Medco Health Solutions, Inc.*	-	41,200	41,200	-	1,879,132	1,879,132
Quest Diagnostics, Inc.	8,120	248,200	256,320	458,212	14,005,926	14,464,138
UnitedHealth Group, Inc.	-	109,500	109,500	-	2,735,310	2,735,310
Universal Health Services, Inc., Class B	-	41,100	41,100	-	2,007,735	2,007,735
						44,461,432
Hotels, Restaurants & Leisure 0.4%
Starwood Hotels & Resorts Worldwide, Inc.	-	179,400	179,400	-	3,982,680	3,982,680

Household Durables 1.3%
Black & Decker Corp.	-	90,000	90,000	-	2,579,400	2,579,400
Toll Brothers, Inc.*	16,000	529,600	545,600	271,520	8,987,312	9,258,832
Whirlpool Corp.	-	49,800	49,800	-	2,119,488	2,119,488
						13,957,720
Household Products 2.2%
Procter & Gamble Co. (The)	6,300	452,190	458,490	321,930	23,106,909	23,428,839

Independent Power Producers & Energy Traders 0.3%
AES Corp. (The)*	-	253,400	253,400	-	2,941,974	2,941,974

Industrial Conglomerates 2.4%
3M Co.	8,800	291,000	299,800	528,880	17,489,100	18,017,980
General Electric Co.	-	665,715	665,715	-	7,802,180	7,802,180
						25,820,160
Information Technology Services 2.9%
Alliance Data Systems Corp.* (a)	7,400	252,500	259,900	304,806	10,400,475	10,705,281
Cognizant Technology Solutions Corp., Class A*	17,540	553,000	570,540	468,318	14,765,100	15,233,418
Computer Sciences Corp.*	-	53,600	53,600	-	2,374,480	2,374,480
SAIC, Inc.*	-	120,700	120,700	-	2,238,985	2,238,985
						30,552,164
Insurance 1.5%
Aflac, Inc.	6,900	179,500	186,400	214,521	5,580,655	5,795,176
MetLife, Inc.	-	334,034	334,034	-	10,024,360	10,024,360
						15,819,536
Internet Software & Services 0.5%
Google, Inc., Class A*	-	13,150	13,150	-	5,543,909	5,543,909

Leisure Equipment & Products 0.3%
Mattel, Inc.	-	165,500	165,500	-	2,656,275	2,656,275

Machinery 2.7%
Caterpillar, Inc.	-	81,500	81,500	-	2,692,760	2,692,760
Cummins, Inc.	-	103,900	103,900	-	3,658,319	3,658,319
Deere & Co.	11,620	247,029	258,649	464,219	9,868,809	10,333,028
Eaton Corp.	-	57,500	57,500	-	2,565,075	2,565,075
PACCAR, Inc.	-	287,200	287,200	-	9,336,872	9,336,872
						28,586,054
Media 1.8%
Comcast Corp., Class A	-	780,400	780,400	-	11,307,996	11,307,996
DISH Network Corp., Class A*	-	181,200	181,200	-	2,937,252	2,937,252
Walt Disney Co. (The)	-	190,300	190,300	-	4,439,699	4,439,699
						18,684,947
Metals & Mining 0.5%
Allegheny Technologies, Inc.	-	58,500	58,500	-	2,043,405	2,043,405
Nucor Corp.	-	62,400	62,400	-	2,772,432	2,772,432
						4,815,837
Multiline Retail 0.3%
J.C. Penney Co., Inc.	-	109,300	109,300	-	3,138,003	3,138,003

Multi-Utility 0.2%
CenterPoint Energy, Inc.	-	203,400	203,400	-	2,253,672	2,253,672

Natural Gas Utility 0.7%
Atmos Energy Corp.	-	84,500	84,500	-	2,115,880	2,115,880
Ugi Corp.	-	184,900	184,900	-	4,713,101	4,713,101
						6,828,981
Oil, Gas & Consumable Fuels 8.7%
Apache Corp.	3,500	247,300	250,800	252,525	17,842,695	18,095,220
Chevron Corp.	-	139,544	139,544	-	9,244,790	9,244,790
ConocoPhillips	-	81,214	81,214	-	3,415,861	3,415,861
EOG Resources, Inc.	3,900	114,400	118,300	264,888	7,770,048	8,034,936
Exxon Mobil Corp.	-	489,643	489,643	-	34,230,942	34,230,942
Hess Corp.	-	201,470	201,470	-	10,829,012	10,829,012
Marathon Oil Corp.	-	64,900	64,900	-	1,955,437	1,955,437
Murphy Oil Corp.	-	82,700	82,700	-	4,492,264	4,492,264
Sunoco, Inc.	-	66,000	66,000	-	1,531,200	1,531,200
						91,829,662
Pharmaceuticals 5.8%
Abbott Laboratories	-	84,900	84,900	-	3,993,696	3,993,696
Bristol-Myers Squibb Co.	-	177,500	177,500	-	3,605,025	3,605,025
Johnson & Johnson	9,970	483,640	493,610	566,296	27,470,752	28,037,048
Merck & Co., Inc.	-	114,700	114,700	-	3,207,012	3,207,012
Pfizer, Inc.	28,200	1,041,901	1,070,101	423,000	15,628,515	16,051,515
Schering-Plough Corp.	-	96,400	96,400	-	2,421,568	2,421,568
Wyeth	-	99,300	99,300	-	4,507,227	4,507,227
						61,823,091
Professional Services 0.8%
FTI Consulting, Inc.*	-	157,900	157,900	-	8,008,688	8,008,688

Real Estate Investment Trusts 0.4%
Plum Creek Timber Co., Inc. (a)	-	84,500	84,500	-	2,516,410	2,516,410
Rayonier, Inc.	-	52,700	52,700	-	1,915,645	1,915,645
						4,432,055
Road & Rail 1.0%
Canadian National Railway Co.	7,300	249,400	256,700	313,608	10,714,224	11,027,832

Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	-	1,038,668	1,038,668	-	17,189,955	17,189,955
NVIDIA Corp.*	-	644,500	644,500	-	7,276,405	7,276,405
Texas Instruments, Inc.	-	203,900	203,900	-	4,343,070	4,343,070
						28,809,430
Software 4.6%
Microsoft Corp.	-	1,136,894	1,136,894	-	27,023,970	27,023,970
Oracle Corp.	22,800	975,900	998,700	488,376	20,903,778	21,392,154
						48,416,124
Specialty Retail 3.6%
Best Buy Co., Inc.	-	85,100	85,100	-	2,849,999	2,849,999
Lowe's Cos., Inc.	-	175,800	175,800	-	3,412,278	3,412,278
Staples, Inc.	-	501,040	501,040	-	10,105,977	10,105,977
TJX Cos., Inc.	12,340	408,400	420,740	388,216	12,848,264	13,236,480
Urban Outfitters, Inc.*	10,200	392,800	403,000	212,874	8,197,736	8,410,610
						38,015,344
Tobacco 2.3%
Philip Morris International, Inc.	9,870	538,300	548,170	430,529	23,480,646	23,911,175

Total Common Stocks						1,039,122,468
(cost $1,041,045,646)

Repurchase Agreements 3.0%
	Principal	Principal	Principal
	Amount	Amount	Amount	Market Value	Market Value	Market Value
Morgan Stanley, 0.07%, dated 06/30/09, due 07/01/09, repurchase price $11,363,479, collateralized by U.S. Government Agency Mortgages ranging from 3.50% - 8.50%, maturing 06/01/11 - 06/01/39; total market value of $11,590,732. (b)	-	11,363,463	11,363,463	-	11,363,463	11,363,463

CS First Boston, 0.09%, dated 06/30/09, due 07/01/09, repurchase price $14,014,189, collateralized by U.S. Government Agency Mortgage ranging from 4.50% - 5.00%, maturing 02/15/39 - 06/20/39; total market value of $14,294,437.	235,584	13,778,570	14,014,154	235,584	13,778,570	14,014,154

UBS Securities, 0.05%, dated 06/30/09, due 07/01/09, repurchase price $6,860,792, collateralized by U.S. Government Agency Securities 0.00%, maturing 07/01/09 - 12/01/09; total market value of $6,997,999.	115,333	6,745,450	6,860,783	115,333	6,745,450	6,860,783

Total Repurchase Agreements						32,238,400
(cost $32,238,400)

Total Investments
(cost $1,073,284,046) (c) — 101.2%						1,071,360,868
Liabilities in excess of other assets — (1.2%)						(12,695,930)
NET ASSETS — 100.0%						$ 1,058,664,938

* Denotes a non-income producing security.
(a) The security or a partial position of this security is on loan at June 30, 2009. The total value of securiites on loan at June 30, 2009 was $11,110,973.
(b) The security was purchased with cash collateral held from securities on loan (See Note 2). The total value of this security as of June 30, 2009 was $11,363,463.
(c) See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

Ltd Limited

The accompanying notes are an integral part of these financial statements.

NVIT Nationwide Fund
Pro-Forma Notes to Financial Statements
June 30, 2009 (Unaudited)

1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, which was originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, June 30, 1981, was redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2009, the Trust operates sixty-two (62) separate series, or mutual funds, each with its own investment objectives and strategies.  This report contains the financial statements and financial highlights of the NVIT Nationwide Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) currently hold shares of the Fund.

Basis of Pro Forma Presentation

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the NVIT Nationwide Leaders Fund by the Fund, as if such acquisition had taken place as of June 30, 2009. Under the terms of the Plan of Reorganization, the combination of the NVIT Nationwide Leaders Fund and the Fund will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition (the “Transaction”) of the net assets of the NVIT Nationwide Leaders Fund in exchange for shares of the Fund at net asset value. The statement of assets and liabilities and the related statement of operations of NVIT Nationwide Leaders Fund and the Fund have been combined as of and for the twelve-months ended June 30, 2009. The accompanying pro forma financial statements should be read in conjunction with the financial statements of NVIT Nationwide Leaders Fund and the Fund included in their semi-annual dated June 30, 2009. The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of NVIT Nationwide Leaders Fund by the Fund had taken place as of June 30, 2009.  The Fund is the surviving fund for accounting purposes.

2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a) Security Valuation
Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. The fair value of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of the methods. The Board of Trustees’ Valuation & Operations Committee considers a non-exclusive list of factors to arrive at an appropriate method of determining fair value. For example, fair value determinations may take into account a significant event that materially affects the value of a domestic or foreign security but which occurs after the time of the close of the principal market on which such domestic or foreign security trades and before Valuation Time (i.e., a “subsequent event”). Typically, this will involve an event occurring between the close of a foreign market on which a security trades and the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below, among others. Generally, trading in foreign securities markets is completed each day at various times prior to Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and Valuation Time, the Fund fair values its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. Securities fair valued as of June 30, 2009 are noted on the Statement of Investments.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), which is effective for the Fund’s financial statements issued after November 15, 2007. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:
Asset Type	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks	$1,039,122,468	$ —	$—	$1,039,122,468
Repurchase Agreements	—	32,238,400	—	32,238,400
Total	$1,039,122,468	$32,238,400	$—	$1,071,360,868

Amounts designated as “—” are zero.

(b) Credit Derivatives

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FASB Interpretation Number 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1”). FSP FAS 133-1 is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. FSP FAS 133-1 amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require financial disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. FSP FAS 133-1 also amends FASB Interpretation Number 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require disclosure of the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 is effective for reporting periods (annual or interim) beginning after November 15, 2008. Management has concluded that adoption of the Amendments did not impact the Fund’s financial statement disclosures.

(c) Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or a qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d) Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(e) Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s NAV after taking into account unrealized profits and unrealized losses on such contracts.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin” payments, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets. For the period ended June 30, 2009, the Fund did not hold any futures contracts.

(f) Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g) Securities Lending

To generate additional income, the Fund may lend its respective portfolio securities, up to 331⁄3% of the total assets of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the
Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2009, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral
$11,110,973	$11,363,463

(h) Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as distributions of paid-in-capital.

(i) Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, the filer may incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2005 and 2008 remain subject to examination by the Internal Revenue Service.

Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Fund’s current financial statements. FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j) Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all series within the Trust. The method for allocating income, Fund expenses, and realized and unrealized gains or losses to each class of shares of the Fund is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total NAV of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser for the Fund. Aberdeen Asset Management, Inc. (the “subadviser”) is the subadviser to the Fund. The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual rate).
Fee Schedule	Total Fees
Up to $250 million	0.60%
$250 million up to $1 billion	0.575%
$1 billion up to $2 billion	0.55%
$2 billion up to $5 billion	0.525%
$5 billion and more	0.50%

From such fees, pursuant to the subadvisory agreement, NFA paid the subadviser $3,360,290 for the twelve months ended June 30, 2009.

Under the terms of a Fund Administration and Transfer Agency Agreement, Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. Fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion and more	0.01%
* The assets of the NVIT Investor Destinations Aggressive Fund, the NVIT Investor Destinations Moderately Aggressive Fund, the NVIT Investor Destinations Moderate Fund, the NVIT Investor Destinations Moderately Conservative Fund, the NVIT Investor Destinations Conservative Fund, the NVIT Investor Destinations Capital Appreciation Fund, and the NVIT Investor Destinations Balanced Fund (collectively, the “Investor Destinations Funds”) and the NVIT Cardinal Aggressive Fund, the NVIT Cardinal Moderately Aggressive Fund, the NVIT Cardinal Capital Appreciation Fund, the NVIT Cardinal Moderate Fund, the NVIT Cardinal Balanced Fund, the NVIT Cardinal Moderately Conservative Fund, and the NVIT Cardinal Conservative Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFA has entered into an agreement with a third party service provider to provide sub-administration services to the Fund. NFM has entered into an agreement with a third party service provider to provide sub-transfer agency services to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or “Distributor”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund. NFD is a majority-owned subsidiary of NFSDI.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares of the Fund and 0.20% of the average daily net assets of Class IV of the Fund.

For the twelve months ended June 30, 2009, NFS received $1,820,072 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFA and the Trust, the Trust has agreed to reimburse NFA for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program, subject to the pre-approval of the Trust’s Audit Committee. For the twelve months ended June 30, 2009, the Fund’s portion of such costs was $28,113.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2009, the Fund had contributions to capital due to redemption fees in the amount of $297 from Class III.

For the year ended December 31, 2008, the Fund had contributions to capital due to redemption fees in the amount of $3,285 from Class III.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.07% per year on $100,000,000, and expires on July 23, 2009. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2009.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and bank fees and earnings credits are then allocated within each DDA based on the relative number of open shareholder accounts of each series that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for the funds that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2009, the Fund had purchases of $401,035,273 and sales of $409,047,068 (excluding short-term securities).

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. New Accounting Pronouncements

In April 2009, the FASB issued FASB Staff Position 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP FAS 157-4”). FSP FAS 157-4 supersedes FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active, and provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FSP FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosures required by FASB 157 will be expanded for each major category of assets. FSP FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management has concluded that the adoption of FSP FAS 157-4 did not materially impact the financial statement amounts.

9. Federal Tax Information

As of June 30, 2009, the tax cost of securities and the breakdown of unrealized appreciation / (depreciation) for the Fund were as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,120,386,259	$83,014,163	$(132,039,554)	$(49,025,391)

10. Subsequent Events
The Fund has adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. The Fund has evaluated subsequent events through August 27, 2009, which is the date these financial statements were issued.

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 22, 2010. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2009 (discussed above under “Bank Loans and Earnings Credits”). Material changes to the new credit agreement include: (i) the Trust may borrow up to $90,000,000, (ii) borrowings bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%, and (iii) the commitment fee is 0.14% per year on $90,000,000.

PART C

OTHER INFORMATION

Item 15.
Indemnification.  The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as "Disqualifying Conduct") and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the “Delaware Act”). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

The Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

(1)           Copies of the charter of the Registrant now in effect;

(a)
Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009 (the “Amended Declaration”), of Registrant, Nationwide Variable Insurance Trust, a Delaware Statutory Trust (the “Trust” or “NVIT”)

Filing:  Post-Effective Amendment No. 132 to Registration Statement on
Form N-1A
File No.:  002-73024
Filing Date:  August 26, 2009

(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)	Second Amended and Restated Bylaws, amended and restated as of June 17, 2009 (the “Amended Bylaws”), of the Trust
Filing:  Post-Effective Amendment No. 132 to Registration Statement on
Form N-1A
File No.:  002-73024
Filing Date:  August 26, 2009

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Form of Plan of Reorganization between the Registrant, on behalf of NVIT Multi-Manager Large Cap Growth Fund and NVIT Health Sciences Fund, is filed herewith as Exhibit A to the Prospectus/Proxy Statement.

(b)
Form of Plan of Reorganization between the Registrant, on behalf of NVIT Multi-Manager Large Cap Growth Fund and NVIT Technology and Communications Fund, is filed herewith as Exhibit A to the Prospectus/Proxy Statement.

(c)
Form of Plan of Reorganization between the Registrant, on behalf of NVIT Multi-Manager Large Cap Growth Fund and NVIT U.S. Growth Leaders Fund, is filed herewith as Exhibit A to the Prospectus/Proxy Statement.

(d)
Form of Plan of Reorganization between the Registrant, on behalf of NVIT Multi Manager Large Cap Value Fund and Gartmore Global Utilities Fund, is filed herewith as Exhibit B to the Prospectus/Proxy Statement.

(e)
Form of Plan of Reorganization between the Registrant, on behalf of NVIT Multi-Manager Large Cap Value Fund and NVIT Global Financial Services Fund, is filed herewith as Exhibit B to the Prospectus/Proxy Statement.

(f)	Form of Plan of Reorganization between the Registrant, on behalf of NVIT Nationwide Fund and NVIT Nationwide Leaders Fund, is filed herewith as Exhibit C to the Prospectus/Proxy Statement.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Certificates for shares are not issued. Articles III, V and VI of the Amended Declaration and Article II and Article VII of the Amended Bylaws incorporated by reference to Exhibit 1(a) and 1(b), respectively, hereto, define the rights of holders of shares.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Investment Advisory Agreement among the Trust and Nationwide Fund Advisors (“NFA”) dated as of May 1, 2007
Filing:  Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 30, 2007

(i)	Schedule A to the Investment Advisory Agreement among the Trust and NFA, dated as of May 1, 2007, as amended May 1, 2009
Filing:  Post-Effective Amendment No. 130 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  June 23, 2009

(b)	Subadvisory Agreements

(i)
Subadvisory Agreement among the Trust, NFA and Gartmore Global Partners (“GGP”) for the NVIT Multi-Manager Small Company Fund, Gartmore NVIT Worldwide Leaders Fund, Gartmore NVIT Emerging Markets Fund, Gartmore NVIT International Equity Fund, Gartmore NVIT Global Utilities Fund and Gartmore NVIT Developing Markets Fund, which are series of the Trust, dated as of May 1, 2007

Filing:  Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 30, 2007

(a)	Exhibit A, effective May 1, 2007, amended May 1, 2009, to the Subadvisory Agreement among the Trust, NFA and GGP
Filing: Post-Effective Amendment No. 130 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  June 23, 2009

(ii)	Subadvisory Agreement among the Trust, NFA and American Century Investment Management, Inc. for the NVIT Multi-Manager Small Company Fund, a series of the Trust, dated as of May 1, 2007
Filing:  Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 30, 2007

(iii)
Subadvisory Agreement among the Trust, NFA and Federated Investment Management Company for the Federated NVIT High Income Bond Fund and  NVIT Money Market Fund, which are series of the Trust, dated as of May 1, 2007, as amended April 2, 2009

Filing:  Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 24, 2009

(iv)	Subadvisory Agreement among the Trust, NFA and Morgan Stanley Investment Management, Inc. (an assignee of Morgan Stanley Investments LP, formerly Miller Anderson & Sherrerd, LP) (“Morgan

Stanley”) for the NVIT Multi-Manager Small Company Fund, a series of the Trust, dated as of May 1, 2007
Filing:  Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 30, 2007

(a)	Exhibit A, effective May 1, 2007, amended May 1, 2009, to the Subadvisory Agreement among the Trust, NFA and Morgan Stanley
Filing: Post-Effective Amendment No. 132 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  August 26, 2009

(v)
Subadvisory Agreement among the Trust, NFA and J.P. Morgan Investment Management, Inc. for the NVIT Multi-Manager Small Cap Value Fund and NVIT Multi-Manager International Value Fund, which are series of the Trust, dated as of May 1, 2007

Filing: Post-Effective Amendment No. 119 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:   April 14, 2008

(vi)	Subadvisory Agreement among the Trust, NFA and Van Kampen Asset Management for the Van Kampen NVIT Comstock Value Fund, a series of the Trust, dated as of May 1, 2007
Filing: Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 30, 2007

(vii)
Subadvisory Agreement among the Trust, NFA and Waddell & Reed Investment Management Company for the NVIT Multi-Manager Small Cap Growth Fund  and NVIT Multi-Manager Small Company Fund, which are series of the Trust, dated as of May 1, 2007

Filing: Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 30, 2007

(viii)	Subadvisory Agreement among the Trust, NFA and Epoch Investment Partners, Inc. for the NVIT Multi-Manager Small Cap Value Fund, a series of the Trust, dated as of May 1, 2007
Filing:  Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 30, 2007

(ix)
Subadvisory Agreement among the Trust, NFA and BlackRock Investment Management, LLC for the NVIT S&P 500 Index Fund, NVIT Small Cap Index Fund, NVIT Mid Cap Index Fund, NVIT International Index Fund and NVIT Bond Index Fund, which are series of the Trust, dated as of May 1, 2007

Filing:  Post-Effective Amendment No. 101 to Registration Statement on Form N-1A

File No.:  002-73024
Filing Date:  April 30, 2007

(x)	Subadvisory Agreement among the Trust, NFA and Morley Capital Management, Inc. for the NVIT Enhanced Income Fund, a series of the Trust, dated as of September 1, 2007
Filing:  Post-Effective Amendment No. 119 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 14, 2008

(xi)	Subadvisory Agreement among the Trust, NFA and AllianceBernstein L.P. (“AllianceBernstein”) for the NVIT Multi-Manager International Value Fund, a series of the Trust, dated as of November 14, 2007
Filing:  Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  February 8, 2008

(a)	Exhibit A, effective November 14, 2007, amended March 24, 2009, to the Subadvisory Agreement among the Trust, NFA and AllianceBernstein, for the AllianceBernstein NVIT Global Fixed Income Fund, a series of the Trust
Filing: Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 24, 2009

(xii)	Subadvisory Agreement among the Trust, NFA and Putnam Investment Management, LLC for the NVIT Multi-Manager Small Company Fund, a series of the Trust, dated as of November 9, 2007
Filing:  Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  February 8, 2008

(xiii)
Subadvisory Agreement among the Trust, NFA and Goldman Sachs Asset Management, L.P. for the NVIT Multi-Manager Large Cap Growth Fund and NVIT Multi-Manager Large Cap Value Fund, which are series of the Trust, dated March 24, 2008

Filing:  Post-Effective Amendment No. 117 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 27, 2008

(xiv)
Subadvisory Agreement among the Trust, NFA and Neuberger Berman Management LLC for the NVIT Multi-Manager Small Company Fund, NVIT Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund and Neuberger Berman NVIT Socially Responsible Fund, which are series of the Trust, dated May 4, 2009

Filing:  Post-Effective Amendment No. 130 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  June 23, 2009

(xv)	Subadvisory Agreement among the Trust, NFA and Neuberger Berman Fixed Income LLC for the NVIT Core Plus Bond Fund, a series of the Trust, dated May 4, 2009
Filing:  Post-Effective Amendment No. 130 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  June 23, 2009

(xvi)	Subadvisory Agreement among the Trust, NFA and Wells Capital Management, Inc. for the NVIT Multi-Manager Large Cap Growth Fund, a series of the Trust, dated March 24, 2008
Filing:  Post-Effective Amendment No. 119 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 14, 2008

(xvii)	Subadvisory Agreement among the Trust, NFA and Invesco Aim Capital Management, Inc. for the NVIT Multi-Manager International Growth Fund, a series of the Trust, dated March 24, 2008
Filing:  Post-Effective Amendment No. 117 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 27, 2008

(xviii)	Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC for the NVIT Government Bond Fund, a series of the Trust, dated as of January 1, 2008
Filing:  Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  February 8, 2008

(xix)
Subadvisory Agreement among the Trust, NFA and American Century Investment Management, Inc. (“American Century Inc.”) for the NVIT Multi-Manager Mid Cap Growth Fund and NVIT Multi-Manager Mid Cap Value Fund, which are series of the Trust, dated March 24, 2008

Filing:  Post-Effective Amendment No. 117 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 27, 2008

(a)	Exhibit A, effective March 24, 2008, amended March 24, 2009, to the Subadvisory Agreement among the Trust, NFA and American Century Inc. for the American Century NVIT Multi Cap Value Fund
Filing: Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 24, 2009

(xx)	Subadvisory Agreement among the Trust, NFA and RiverSource Investments, LLC for the NVIT Multi-Manager Mid Cap Value Fund, a series of the Trust, dated March 24, 2008
Filing:  Post-Effective Amendment No. 117 to Registration Statement on Form N-1A

File No.:  002-73024
Filing Date:  March 27, 2008

(xxi)	Subadvisory Agreement among the Trust, NFA and Thompson, Siegel & Walmsley LLC for the NVIT Multi-Manager Mid Cap Value Fund, a series of the Trust, dated March 24, 2008
Filing:  Post-Effective Amendment No. 117 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 27, 2008

(xxii)	Subadvisory Agreement among the Trust, NFA and Van Kampen Asset Management for the Van Kampen NVIT Real Estate Fund, a series of the Trust, dated March 24, 2008
Filing:  Post-Effective Amendment No. 117 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 27, 2008

(xxiii)
Subadvisory Agreement among the Trust, NFA and Aberdeen Asset Management Inc. (“Aberdeen”) for the NVIT Global Financial Services Fund, NVIT Health Sciences Fund, NVIT Technology and Communications Fund, NVIT Growth Fund, NVIT U.S. Growth Leaders Fund, NVIT Nationwide Fund, NVIT Nationwide Leaders Fund, NVIT Multi-Manager Small Cap Value Fund and NVIT Multi-Manager Small Company Fund, which are series of the Trust, dated as of October 1, 2007

Filing:  Post-Effective Amendment No. 104 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  December 20, 2007

(a)	Exhibit A, effective October 1, 2007, amended May 1, 2009, to the Subadvisory Agreement among the Trust, NFA and Aberdeen
Filing: Post-Effective Amendment No. 130 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  June 23, 2009

(xxiv)	Subadvisory Agreement among the Trust, NFA and Wellington Management Company, LLP for the NVIT Multi-Manager Large Cap Value Fund, a series of the Trust, dated March 24, 2008
Filing:  Post-Effective Amendment No. 117 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 27, 2008

(xxv)	Subadvisory Agreement among the Trust, NFA and Deutsche Investment Management Americas Inc. for the NVIT Multi-Manager Large Cap Value Fund, a series of the Trust, dated March 24, 2008
Filing:  Post-Effective Amendment No. 117 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 27, 2008

(xxvi)
Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC for the NVIT Core Bond Fund and NVIT Short Term Bond Fund, which are series of the Trust, dated as of March 24, 2008
Filing:  Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 24, 2008

(xxvii)
Subadvisory Agreement among the Trust, NFA and American Century Global Investment Management, Inc. for the NVIT Multi-Manager International Growth Fund, a series of the Trust, dated as of March 24, 2008

Filing:  Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 24, 2008

(xxviii)	Subadvisory Agreement among the Trust, NFA and OppenheimerFunds, Inc. (“Oppenheimer”) for the NVIT Multi
Manager Small Cap Growth Fund, a series of the Trust, dated October 1, 2008
Filing:  Post-Effective Amendment No. 121 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  September 25, 2008

(a)	Exhibit A, effective October 1, 2008, amended March 24, 2009, to the Subadvisory Agreement among the Trust, NFA and Oppenheimer, for the Oppenheimer NVIT Large Cap Growth Fund, a series of the Trust
Filing: Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 24, 2009

(xxix)	Subadvisory Agreement among the Trust, NFA and Logan Circle Partners, L.P. for the NVIT Multi Sector Bond Fund, a series of the Trust, dated February 2, 2009
Filing:  Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 20, 2009

(xxx)	Subadvisory Agreement among the Trust, NFA and Templeton Investment Counsel, LLC for the Templeton NVIT International Value Fund, a series of the Trust, dated March 24, 2009
Filing:  Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 24, 2009

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

          (a)              Underwriting Agreement dated May 1, 2007 between the Trust and Nationwide Fund Distributors LLC (“NFD”)
 Filing:  Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.: 002-73024 Filing Date: April 30, 2007

(i)	Schedule A to the Underwriting Agreement dated May 1, 2007, as amended December 3, 2007, January 9, 2008, and March 24, 2009 between the Trust and NFD
Filing:  Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 24, 2009

(8)
Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)	Global Custody Agreement dated April 4, 2003 between the Trust and JPMorgan Chase Bank
Filing:  Post-Effective Amendment No. 62 to Registration Statement on
Form N-1A
File No.:  002-73024
Filing Date:  April 28, 2003

(i)	Amendment to Global Custody Agreement dated January 1, 2004 between the Trust and JPMorgan Chase Bank
Filing:  Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  August 31, 2004

(ii)	Amendment to Global Custody Agreement dated as of January 12, 2006 between the Trust and JPMorgan Chase Bank
Filing:  Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  January 17, 2006

(iii)	Waiver to Global Custody Agreement dated as of May 2, 2005
Filing:  Post-Effective Amendment No. 82 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 28, 2005

(iv)	Rider to Global Custody Agreement Cash Trade Execution Product, dated April 4, 2003

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:   January 17, 2006

(v)	Fund List to Global Custody Agreement dated April 4, 2003, as amended March 24, 2009 between the Trust and JPMorgan Chase Bank
Filing:  Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 20, 2009

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)	Distribution Plan under Rule 12b-1 effective May 1, 2007, as amended August 24, 2009
Filing:  Post-Effective Amendment No. 132 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  August 26, 2009

(b)	Rule 18f-3 Plan effective May 1, 2007, as amended August 24, 2009
Filing:  Post-Effective Amendment No. 132 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  August 26, 2009

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.

(a)	Opinion and Consent of Counsel dated December 23, 2009 is filed herewith as Exhibit EX-16.11.a.

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)	Opinion and Consent of Counsel with respect to certain tax consequences relating to Plans of Reorganization shall be filed by amendment.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)	Fund Administration and Transfer Agency Agreement, amended and restated as of June 11, 2008 between the Trust and Nationwide Fund Management LLC
Filing:  Post-Effective Amendment No. 121 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  September 25, 2008

(i)	Exhibit C Fee Schedule to Fund Administration and Transfer Agency Agreement, effective May 1, 2007 as amended and restated June 11, 2008; amended March 24, 2009
Filing:  Post-Effective Amendment No. 128 to Registration Statement on
Form N-1A

File No.:  002-73024
Filing Date:  April 24, 2009

(b)	Administrative Services Plan effective May 1, 2007, as amended August 24, 2009
Filing:  Post-Effective Amendment No. 132 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  August 26, 2009

(i)	Form of Servicing Agreement
Filing:  Post-Effective Amendment No. 55 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date:  October 15, 2002

(c)
Expense Limitation Agreement dated May 1, 2007 between the Trust and NFA relating to the NVIT U.S. Growth Leaders Fund, NVIT Nationwide Leaders Fund, NVIT Technology and Communications Fund, NVIT Money Market Fund, NVIT Mid Cap Growth Fund , NVIT S&P 500 Index Fund, NVIT Small Cap Index Fund, NVIT Mid Cap Index Fund, NVIT International Index Fund, NVIT Bond Index Fund, Gartmore NVIT Developing Markets Fund, Gartmore NVIT Emerging Markets Fund, Gartmore

NVIT International Equity Fund, NVIT Enhanced Income Fund, NVIT Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, NVIT Multi-Manager International Growth Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Van Kampen NVIT Real Estate Fund, NVIT Cardinal Conservative Fund, NVIT Cardinal Moderately Conservative Fund, NVIT Cardinal Balanced Fund, NVIT Cardinal Moderate Fund, NVIT Cardinal Capital Appreciation Fund, NVIT Cardinal Moderately Aggressive Fund, NVIT Cardinal Aggressive Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Short Term Bond Fund, NVIT Multi-Manager Large Cap Value Fund, AllianceBernstein NVIT Global Fixed Income Fund, Oppenheimer NVIT Large Cap Growth Fund, American Century NVIT Multi Cap Value Fund, Templeton NVIT International Value Fund, NVIT Investor Destinations Capital Appreciation Fund and NVIT Investor Destinations Balanced Fund, which are series of the Trust
Filing:  Post-Effective Amendment No. 119 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 14, 2008

(i)	Exhibit A to the Expense Limitation Agreement effective May 1, 2007, amended May 1, 2009
Filing: Post-Effective Amendment No. 132 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date:  August 26, 2009

(d)
Form of Indemnification Agreement between the Trust and each of its trustees and certain of its officers. Specific agreements are between the Trust and each of the following:  Charles E. Allen, Paula H. J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Barbara L. Hennigar, Barbara I. Jacobs, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, David C. Wetmore, Michael A. Krulikowski, and Gerald J. Holland.

Filing:  Post-Effective Amendment No. 82 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 28, 2005

(e)
Assignment and Assumption Agreement between NVIT-Massachusetts (“NVIT-MA”) and the Trust, dated as of May 2, 2005, assigning NVIT-MA’s titles, right, benefit and privileges in and to certain contracts in the Agreement

Filing:  Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  January 17, 2006

(f)	Fund Participation Agreement dated May 1, 2007 by and among the Trust, NFA, NFD, Nationwide Financial Services, Inc., American Funds Insurance Series and Capital Research and Management Company
Filing:  Post-Effective Amendment No. 121 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  September 25, 2008

(g)
Master-Feeder Services Agreement between the Trust and Nationwide Fund Management LLC dated May 1, 2007, for the American Funds NVIT Growth Fund, American Funds NVIT Global Growth Fund, American Funds NVIT Asset Allocation Fund, American Funds NVIT Bond Fund and American Funds NVIT Growth-Income Fund (collectively, the “Feeder Funds”)

Filing:  Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 30, 2007

(h)	Fee Waiver Agreement between the Trust and NFM effective as of May 1, 2007, relating to the Feeder Funds
Filing:  Post-Effective Amendment No. 119 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 14, 2008

(i)
Fee Waiver Agreement between the Trust and NFD effective as of March 27, 2008 relating to the NVIT Cardinal Aggressive Fund, NVIT Cardinal Moderately Aggressive Fund, NVIT Cardinal Capital Appreciation Fund, NVIT Cardinal Moderate Fund, NVIT Cardinal Balanced Fund, NVIT Cardinal Moderately Conservative Fund and NVIT Cardinal Conservative Fund, which are series of the Trust

Filing:  Post-Effective Amendment No. 119 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 14, 2008

(j)	Fee Waiver Agreement between the Trust and NFD effective August 1, 2008 relating to the Neuberger Berman NVIT Socially Responsible Fund, a series of the Trust
Filing:  Post-Effective Amendment No. 121 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  September 25, 2008

(k)	Fee Waiver Agreement between the Trust and NFD effective March 24, 2009 relating to the AllianceBernstein NVIT Global Fixed Income Fund, a series of the Trust
Filing:  Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 24, 2009

(l)	Fee Waiver Agreement between the Trust and NFD effective March 24, 2009 relating to the American Century NVIT Multi Cap Value Fund, a series of the Trust
Filing:  Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 24, 2009

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm is filed herewith as Exhibit EX-16.14.a.

(15)           All financial statements omitted pursuant to Item 14(a)(1);

Not applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney dated December 2, 2009 are filed herewith as Exhibit EX-16.16.a.

(17)           Any additional exhibits which the Registrant may wish to file.

(i)            Code of Ethics for the Trust dated December 13, 2008
Filing:  Post-Effective Amendment No. 126 to Registration Statement on Form N-1AFile No.:  002-73024
Filing Date:  March 20, 2009

(ii)	Code of Ethics dated May 18, 2007 for NFA
Filing:  Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 24, 2008

(iii)	Code of Ethics dated May 18, 2007 for NFD
Filing:  Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 24, 2008

(iv)	Code of Ethics dated October 1, 2008 for Federated Investment Management Company
Filing:  Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 24, 2009

(v)	Code of Ethics dated March 2004 for Gartmore Global Partners
Filing:  Post-Effective Amendment No. 82 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 28, 2005

(vi)	Code of Ethics dated February 1, 2005 for JPMorgan Investment Management, Inc.
Filing:  Post-Effective Amendment No. 82 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 28, 2005

(vii)	Advisory Employee Investment Transaction Policy dated January 15, 2009 for BlackRock Investment Management, LLC
Filing:  Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 20, 2009

(viii)	Code of Ethics dated September 2006 for Neuberger Berman Management LLC
Filing:  Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.:  002-73024

Filing Date:  March 24, 2008

(ix)	Code of Ethics dated August 2007 for Waddell & Reed Investment Management Company
Filing:  Post-Effective Amendment No. 120 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 29, 2008

(x)	Code of Ethics dated December 15, 2006 for Morgan Stanley Investment Management Inc., indirect parent of Van Kampen Asset Management, Inc.
Filing:  Post-Effective Amendment No. 120 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 29, 2008

(xi)	Code of Ethics dated January 1, 2009 for American Century Investment Management, Inc. and American Century Global Investment Management, Inc.
Filing:  Post-Effective Amendment No. 130 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  June 23, 2009

(xii)	Code of Ethics dated July 1, 2007 for Epoch Investment Partners, Inc.
Filing:  Post-Effective Amendment No. 120 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 29, 2008

(xiii)	Code of Ethics dated December 2006 for the American Funds and The Capital Group Companies, Inc.
Filing:  Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 30, 2007

(xiv)	Code of Ethics dated December 2008 for AllianceBernstein L.P.
Filing:  Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:   March 20, 2009

(xv)	Code of Ethics dated December 2006 for Putnam Investment Management, LLC
Filing:  Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:   March 20, 2009

(xvi)	Code of Ethics dated January 23, 2007 for Goldman Sachs Asset Management, LP
Filing:  Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 24, 2008

(xvii)	Code of Ethics dated January 2008 for Neuberger Berman Fixed Income LLC
Filing:  Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 24, 2008

(xviii)	Code of Ethics dated March 2009 for Wells Capital Management Inc.
Filing:  Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 20, 2009

(xix)	Code of Ethics dated January 1, 2009 for Invesco Aim Capital Management, Inc.
Filing:  Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 24, 2009

(xx)	Code of Ethics dated August 1, 2007 for Nationwide Asset Management, LLC
Filing:  Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 24, 2008

(xxi)	Code of Ethics dated November 15, 2008 for RiverSource Investments LLC
Filing:  Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 20, 2009

(xxii)	Code of Ethics dated September 30, 2009 for Thompson, Siegel & Walmsley LLC
Filing:  Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 20, 2009

(xxiii)	Code of Ethics dated January 1, 2008 for Aberdeen Asset Management Inc.
Filing:  Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 20, 2009

(xxiv)	Code of Ethics dated February 25, 2008 for Morley Capital Management Inc.
Filing:  Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 20, 2009

(xv)	Code of Ethics dated October 1, 2008 for Wellington Management Company, LLP for
Filing:  Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:   March 20, 2009

(xvi)	Code of Ethics dated January 1, 2007 for Deutsche Investment Management Americas Inc.
Filing:  Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  February 8, 2008

(xvii)	Code of Ethics dated November 30, 2007 for OppenheimerFunds, Inc.
Filing:  Post-Effective Amendment No. 121 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  September 25, 2008

(xviii)	Code of Ethics dated May 2008 for Templeton Investment Counsel, LLC
Filing:  Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 20, 2009

(xxix)	Code of Ethics dated October 2007 for Logan Circle Partners, L.P.
Filing:  Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 20, 2009

Item 17.                      Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the

1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

SIGNATURES
As required by the Securities Act of 1933, as amended, (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant in the City of King of Prussia and the State of Pennsylvania on the 23rd day of December, 2009.

NATIONWIDE VARIABLE INSURANCE TRUST

By:    /s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacity and on the date indicated above.

Signature & Title

Principal Executive Officer

/s/ Michael S. Spangler*
Michael S. Spangler, President and
Chief Executive Officer

Principal Accounting and Financial Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer and Chief Financial Officer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ C. Brent Devore*
C. Brent Devore, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara L. Hennigar*
Barbara L. Hennigar, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:  /s/ Allan J. Oster
          Allan J. Oster, Attorney-In Fact

EXHIBIT LIST

Opinion and Consent of Counsel	EX-16(11)(a)
Consent of Independent Registered Public Accounting Firm	EX-16(14)(a)
Powers of Attorney	EX-16(16)(a)